                               CREDIT SUISSE FUNDS
                               -------------------
                                 CREDIT  ASSET
                                 SUISSE  MANAGEMENT

                                     ANNUAL
                                     REPORT
                                OCTOBER 31, 2001
                            CLASS A, B, AND C SHARES

                                  CREDIT SUISSE
                                 BLUE CHIP FUND
                                       -

                                  CREDIT SUISSE
                              LARGE CAP VALUE FUND
                                       -

                                  CREDIT SUISSE
                              SMALL CAP VALUE FUND
                                       -

                                  CREDIT SUISSE
                                 TECHNOLOGY FUND
                                       -

                                  CREDIT SUISSE
                        GLOBAL POST-VENTURE CAPITAL FUND
                                       -

                                  CREDIT SUISSE
                               INTERNATIONAL FUND
                                       -

                                  CREDIT SUISSE
                                FIXED INCOME FUND
                                       -

                                  CREDIT SUISSE
                                 HIGH INCOME FUND

More complete information about the Funds, including charges and expenses, is provided in the PROSPECTUS, which must precede or accompany this document and which should be read carefully before investing. You may obtain additional copies by calling 800-927-2874 or by writing to Credit Suisse Funds, P.O. Box 9030, Boston, MA 02205-9030.

Credit Suisse Asset Management Securities, Inc., Distributor, is located at 466 Lexington Ave., New York, NY 10017-3147. Credit Suisse Funds are advised by Credit Suisse Asset Management, LLC.

THE FUNDS' INVESTMENT ADVISER AND CO-ADMINISTRATORS MAY WAIVE SOME FEES AND/OR REIMBURSE SOME EXPENSES, WITHOUT WHICH PERFORMANCE WOULD BE LOWER. WAIVERS AND/OR REIMBURSEMENTS ARE SUBJECT TO CHANGE.

RETURNS INCLUDE CHANGE IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. RETURNS AND SHARE PRICE WILL FLUCTUATE, AND REDEMPTION VALUE MAY BE MORE OR LESS THAN ORIGINAL COST.

THE VIEWS OF THE FUNDS' MANAGEMENT ARE AS OF THE DATE OF THE LETTERS AND THE PORTFOLIO HOLDINGS DESCRIBED IN THIS DOCUMENT ARE AS OF OCTOBER 31, 2001; THESE VIEWS AND PORTFOLIO HOLDINGS MAY HAVE CHANGED SUBSEQUENT TO THESE DATES. NOTHING IN THIS DOCUMENT IS A RECOMMENDATION TO PURCHASE OR SELL SECURITIES.

FUND SHARES ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF CREDIT SUISSE ASSET MANAGEMENT, LLC ("CSAM") OR ANY AFFILIATE, ARE NOT FDIC-INSURED AND ARE NOT GUARANTEED BY CSAM OR ANY AFFILIATE.

CREDIT SUISSE BLUE CHIP FUND
ANNUAL INVESTMENT ADVISER'S REPORT
October 31, 2001
--------------------------------------------------------------------------------

                                                                December 3, 2001

Dear Shareholder:

   For the 12 months ended October 31, 2001, the Class A, Class B, and Class C shares of Credit Suisse Blue Chip Fund(1) (the "Fund") had losses of 29.56%, 30.10%, and 30.10%, respectively, vs. a loss of 24.90% for the S&P 500 Index.(2)

   The period was a very difficult one for the U.S. stock market, reflecting a weakening economy. A string of corporate-earnings disappointments, and a dimmer outlook for earnings over the intermediate term, weighed heavily on equities. Stocks of growth-oriented companies (e.g., technology companies) generally fared the worst. They had performed very strongly in the late 1990s, but fell back in 2000, as a steady rise in interest rates began to take its toll. Despite a sharp decline in short-term rates this year, investors appeared to continue to view growth stocks in particular as expensive, given the prevailing uncertainty.

   The last two months of the period were particularly noteworthy. Stocks initially plummeted in the wake of the terrible events of September 11, but then had a positive October. The rebound was partly attributable to the Federal Reserve's interest-rate reductions in the last five weeks of the period, actions that lessened risk concerns.

   The Fund had a loss for the period, hurt by the pullback in the market. The Fund also lagged its benchmark, which we largely attribute to the Fund's bias toward growth companies (we continued to target large companies that we expect to grow at a faster rate than the S&P 500). That notwithstanding, we intend to maintain a growth-oriented approach, in a disciplined manner, using research and quantitative analysis in an attempt to find companies we believe have the best long-term prospects.

   Looking ahead to the next year, we expect to see continued volatility in a market vulnerable to disappointing economic and profit reports. However, we also believe that a confluence of positive forces might help support markets as 2002 progresses. Short-term interest rates have been dramatically reduced, energy costs have been trending down, and could fall further, and there have been encouraging developments on the U.S. war on terrorism. Provided these trends persist, investors could be more willing to embrace risk. For our part, we will continue to focus on stocks of large companies that we deem to have the best prospects over time.


Hugh Neuburger
Portfolio Manager

           COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE
       CREDIT SUISSE BLUE CHIP FUND(1) CLASS A SHARES (WITH SALES CHARGE)
             AND THE S&P 500 INDEX(2) AT EACH MONTH END. (UNAUDITED)

[CHART]

              CREDIT SUISSE
             BLUE CHIP FUND(1)     S&P 500
              CLASS A SHARES       INDEX(2)
10/91            $9,425.00         $10,000
11/91            $8,964.12          $9,596
12/91           $10,094.49         $10,693
 1/92            $9,653.36         $10,494
 2/92            $9,715.14         $10,629
 3/92            $9,477.12         $10,423
 4/92            $9,865.69         $10,729
 5/92            $9,944.61         $10,782
 6/92            $9,477.21         $10,621
 7/92            $9,952.97         $11,055
 8/92            $9,801.69         $10,828
 9/92            $9,873.24         $10,954
10/92            $9,864.35         $10,992
11/92           $10,183.96         $11,367
12/92           $10,285.80         $11,507
 1/93           $10,285.80         $11,603
 2/93           $10,357.80         $11,761
 3/93           $10,695.46         $12,009
 4/93           $10,439.84         $11,718
 5/93           $10,736.33         $12,031
 6/93           $10,755.66         $12,066
 7/93           $10,807.28         $12,017
 8/93           $11,187.70         $12,473
 9/93           $10,971.78         $12,377
10/93           $11,280.08         $12,633
11/93           $11,187.59         $12,513
12/93           $11,704.45         $12,664
 1/94           $12,344.69         $13,095
 2/94           $12,018.79         $12,740
 3/94           $11,389.00         $12,184
 4/94           $11,681.70         $12,341
 5/94           $11,735.44         $12,543
 6/94           $11,334.09         $12,236
 7/94           $11,757.98         $12,637
 8/94           $12,160.10         $13,155
 9/94           $11,801.38         $12,833
10/94           $11,747.09         $13,123
11/94           $11,346.52         $12,645
12/94           $11,206.96         $12,832
 1/95           $11,276.44         $13,166
 2/95           $11,508.73         $13,679
 3/95           $11,821.77         $14,083
 4/95           $11,995.55         $14,497
 5/95           $12,402.20         $15,077
 6/95           $12,471.65         $15,427
 7/95           $12,808.39         $15,939
 8/95           $12,680.30         $15,980
 9/95           $13,087.34         $16,652
10/95           $13,180.26         $16,592
11/95           $13,712.74         $17,321
12/95           $13,847.13         $17,655
 1/96           $14,396.86         $18,255
 2/96           $14,746.70         $18,425
 3/96           $14,872.05         $18,602
 4/96           $15,047.54         $18,875
 5/96           $15,271.75         $19,362
 6/96           $15,172.48         $19,436
 7/96           $14,547.38         $18,577
 8/96           $14,772.86         $18,968
 9/96           $15,434.68         $20,036
10/96           $15,859.14         $20,588
11/96           $17,112.01         $22,145
12/96           $16,641.43         $21,706
 1/97           $17,743.09         $23,063
 2/97           $17,757.29         $23,243
 3/97           $16,917.37         $22,288
 4/97           $17,991.62         $23,619
 5/97           $18,914.59         $25,057
 6/97           $19,603.08         $26,183
 7/97           $20,926.29         $28,264
 8/97           $19,754.42         $26,680
 9/97           $20,746.09         $28,143
10/97           $20,057.32         $27,203
11/97           $20,861.62         $28,463
12/97           $21,353.95         $28,949
 1/98           $21,676.40         $29,270
 2/98           $23,299.96         $31,381
 3/98           $24,381.08         $32,987
 4/98           $24,410.33         $33,321
 5/98           $23,941.65         $32,749
 6/98           $24,920.87         $34,079
 7/98           $24,753.90         $33,714
 8/98           $21,080.42         $28,844
 9/98           $22,623.51         $30,686
10/98           $24,268.24         $33,183
11/98           $25,602.99         $35,196
12/98           $27,408.00         $37,223
 1/99           $28,391.95         $38,778
 2/99           $27,764.48         $37,574
 3/99           $28,883.39         $39,077
 4/99           $29,778.78         $40,590
 5/99           $29,076.00         $39,631
 6/99           $30,730.42         $41,835
 7/99           $30,072.79         $40,527
 8/99           $30,072.79         $40,327
 9/99           $29,594.64         $39,222
10/99           $31,728.41         $41,704
11/99           $32,429.61         $42,557
12/99           $35,053.16         $45,059
 1/00           $33,829.81         $42,795
 2/00           $33,975.27         $41,986
 3/00           $37,274.27         $46,093
 4/00           $36,081.50         $44,707
 5/00           $35,114.51         $43,790
 6/00           $36,951.00         $44,869
 7/00           $36,308.05         $44,168
 8/00           $38,914.97         $46,910
 9/00           $36,307.67         $44,434
10/00           $36,293.15         $44,246
11/00           $33,135.64         $40,757
12/00           $33,556.47         $40,957
 1/01           $34,821.54         $42,410
 2/01           $31,161.80         $38,543
 3/01           $28,684.44         $36,101
 4/01           $31,263.17         $38,907
 5/01           $31,413.23         $39,167
 6/01           $30,147.28         $38,214
 7/01           $29,420.73         $37,838
 8/01           $27,364.22         $35,469
 9/01           $25,155.93         $32,605
10/01           $25,560.94         $33,227

   AVERAGE ANNUAL              AVERAGE ANNUAL
 TOTAL RETURNS FOR            TOTAL RETURNS FOR
 THE PERIODS ENDED            THE PERIODS ENDED
      10/31/01                    10/31/01
  (CLASS A SHARES)             (CLASS A SHARES)
    WITHOUT SALES                WITH SALES
       CHARGE                      CHARGE
------------------------------------------------
       1 YEAR                      1 YEAR
      (29.56%)                    (33.63%)

       3 YEAR                      3 YEAR
        1.76%                      (0.24%)

       5 YEAR                      5 YEAR
       10.03%                       8.74%

      10 YEAR                      10 YEAR
       10.50%                       9.85%

Note: Past performance is not predictive of future performance. Investment return and principal value of an investment will fluctuate so that an investor's shares upon redemption may be worth more or less than their original cost.

TOTAL RETURNS WITHOUT SALES CHARGE:                                                FUND
                                                                                 --------
1 Year Total Return (9/30/00 to 9/30/01)                                         (30.71%)
3 Year Average Annual Total Return (9/30/98 to 9/30/01)                            3.61%
5 Year Average Annual Total Return (9/30/96 to 9/30/01)                           10.27%
10 Year Average Annual Total Return (9/30/91 to 9/30/01)                          10.52%
Average Annual Total Return Since Inception
   (12/15/86 to 9/30/01)                                                           9.91%

TOTAL RETURNS WITH SALES CHARGE:
1 Year Total Return (9/30/00 to 9/30/01)                                         (34.70%)
3 Year Total Return (9/30/98 to 9/30/01)                                           1.59%
5 Year Total Return (9/30/96 to 9/30/01)                                           8.98%
10 Year Total Return (9/30/91 to 9/30/01)                                          9.86%
Average Annual Total Return Since Inception
   (12/15/86 to 9/30/01)                                                           9.47%

----------------
(1) Name changed from DLJ Core Equity Fund.
(2) The S&P 500 Index is an unmanaged index (with no defined investment objective) of common stocks, includes reinvestment of dividends, and is a registered trademark of McGraw-Hill Co., Inc.

           COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE
          CREDIT SUISSE BLUE CHIP FUND(1) CLASS B SHARES (WITHOUT CDSC)
             AND THE S&P 500 INDEX(2) AT EACH MONTH END. (UNAUDITED)

[CHART]

                       CREDIT SUISSE
                      BLUE CHIP FUND(1)     S&P 500
                       CLASS B SHARES       INDEX(2)
 2/96                      $10,000          $10,000
 3/96                      $10,025          $10,096
 4/96                      $10,135          $10,245
 5/96                      $10,278          $10,509
 6/96                      $10,211          $10,549
 7/96                       $9,781          $10,083
 8/96                       $9,924          $10,295
 9/96                      $10,362          $10,875
10/96                      $10,640          $11,174
11/96                      $11,476          $12,019
12/96                      $11,162          $11,781
 1/97                      $11,895          $12,518
 2/97                      $11,895          $12,615
 3/97                      $11,320          $12,097
 4/97                      $12,034          $12,819
 5/97                      $12,647          $13,600
 6/97                      $13,101          $14,211
 7/97                      $13,973          $15,340
 8/97                      $13,185          $14,481
 9/97                      $13,844          $15,274
10/97                      $13,370          $14,764
11/97                      $13,903          $15,448
12/97                      $14,227          $15,712
 1/98                      $14,424          $15,886
 2/98                      $15,497          $17,032
 3/98                      $16,205          $17,904
 4/98                      $16,225          $18,085
 5/98                      $15,900          $17,775
 6/98                      $16,540          $18,497
 7/98                      $16,427          $18,298
 8/98                      $13,974          $15,655
 9/98                      $14,993          $16,655
10/98                      $16,071          $18,010
11/98                      $16,940          $19,102
12/98                      $18,126          $20,203
 1/99                      $18,769          $21,047
 2/99                      $18,347          $20,393
 3/99                      $19,071          $21,209
 4/99                      $19,653          $22,030
 5/99                      $19,181          $21,510
 6/99                      $20,266          $22,706
 7/99                      $19,814          $21,996
 8/99                      $19,784          $21,888
 9/99                      $19,452          $21,288
10/99                      $20,849          $22,635
11/99                      $21,301          $23,098
12/99                      $23,007          $24,456
 1/00                      $22,203          $23,227
 2/00                      $22,279          $22,788
 3/00                      $24,430          $25,017
 4/00                      $23,637          $24,265
 5/00                      $22,985          $23,767
 6/00                      $24,180          $24,353
 7/00                      $23,735          $23,972
 8/00                      $25,430          $25,460
 9/00                      $23,713          $24,116
10/00                      $23,681          $24,014
11/00                      $21,614          $22,121
12/00                      $21,865          $22,229
 1/01                      $22,686          $23,018
 2/01                      $20,280          $20,919
 3/01                      $18,661          $19,594
 4/01                      $20,326          $21,117
 5/01                      $20,406          $21,258
 6/01                      $19,573          $20,741
 7/01                      $19,083          $20,537
 8/01                      $17,749          $19,251
 9/01                      $16,302          $17,696
10/01                      $16,553          $18,034

  AVERAGE ANNUAL                AVERAGE ANNUAL
 TOTAL RETURNS FOR            TOTAL RETURNS FOR
 THE PERIODS ENDED            THE PERIODS ENDED
     10/31/01                      10/31/01
 (CLASS B SHARES)             (CLASS B SHARES)
   WITHOUT CDSC                   WITH CDSC
------------------------------------------------
     1 YEAR                         1 YEAR
    (30.10%)                       (32.77%)

     3 YEAR                         3 YEAR
      0.99%                          0.40%

     5 YEAR                         5 YEAR
     9.24%                           9.24%

 FROM INCEPTION                 FROM INCEPTION
   (2/28/96)                       (2/28/96)
     9.29%                           9.29%

Note: Past performance is not predictive of future performance. Investment return and principal value of an investment will fluctuate so that an investor's shares upon redemption may be worth more or less than their original cost.

TOTAL RETURNS WITHOUT CDSC:                                                        FUND
                                                                                 --------
1 Year Total Return (9/30/00 to 9/30/01)                                         (31.25%)
3 Year Average Annual Total Return (9/30/98 to 9/30/01)                            2.83%
5 Year Average Annual Total Return (9/30/96 to 9/30/01)                            9.49%
Average Annual Total Return Since Inception
   (2/28/96 to 9/30/01)                                                            9.14%

TOTAL RETURNS WITH CDSC:
1 Year Total Return (9/30/00 to 9/30/01)                                         (33.88%)
3 Year Total Return (9/30/98 to 9/30/01)                                           2.23%
5 Year Total Return (9/30/96 to 9/30/01)                                           9.49%
Average Annual Total Return Since Inception
   (2/28/96 to 9/30/01)                                                            9.14%

----------------
(1) Name changed from DLJ Core Equity Fund.
(2) The S&P 500 Index is an unmanaged index (with no defined investment objective) of common stocks, includes reinvestment of dividends, and is a registered trademark of McGraw-Hill Co., Inc.

           COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE
          CREDIT SUISSE BLUE CHIP FUND(1) CLASS C SHARES (WITHOUT CDSC)
             AND THE S&P 500 INDEX(2) AT EACH MONTH END. (UNAUDITED)

[CHART]

                       CREDIT SUISSE
                      BLUE CHIP FUND(1)     S&P 500
                       CLASS C SHARES       INDEX(2)
 1/00                      $10,000          $10,000
 2/00                      $10,143           $9,811
 3/00                      $11,118          $10,771
 4/00                      $10,757          $10,447
 5/00                      $10,460          $10,232
 6/00                      $11,004          $10,485
 7/00                      $10,801          $10,321
 8/00                      $11,573          $10,962
 9/00                      $10,786          $10,383
10/00                      $10,776          $10,339
11/00                       $9,831           $9,524
12/00                       $9,950           $9,570
 1/01                      $10,319           $9,910
 2/01                       $9,229           $9,006
 3/01                       $8,487           $8,436
 4/01                       $9,245           $9,091
 5/01                       $9,286           $9,152
 6/01                       $8,907           $8,930
 7/01                       $8,684           $8,842
 8/01                       $8,072           $8,288
 9/01                       $7,419           $7,619
10/01                       $7,533           $7,764

   AVERAGE ANNUAL              AVERAGE ANNUAL
 TOTAL RETURNS FOR            TOTAL RETURNS FOR
 THE PERIODS ENDED            THE PERIODS ENDED
     10/31/01                     10/31/01
 (CLASS C SHARES)             (CLASS C SHARES)
   WITHOUT CDSC                   WITH CDSC
------------------------------------------------
     1 YEAR                         1 YEAR
    (30.10%)                       (30.77%)

 FROM INCEPTION                 FROM INCEPTION
   (2/28/00)                       (2/28/00)
    (15.57%)                        (15.57%)

Note: Past performance is not predictive of future performance. Investment return and principal value of an investment will fluctuate so that an investor's shares upon redemption may be worth more or less than their original cost.

TOTAL RETURNS WITHOUT CDSC:                                                        FUND
                                                                                 --------
1 Year Total Return (9/30/00 to 9/30/01)                                         (31.22%)
Average Annual Total Return Since Inception
   (2/28/00 to 9/30/01)                                                          (17.13%)

TOTAL RETURNS WITH CDSC:
1 Year Total Return (9/30/00 to 9/30/01)                                         (31.88%)
Average Annual Total Return Since Inception
   (2/28/00 to 9/30/01)                                                          (17.13%)

-------------------
(1) Name changed from DLJ Core Equity Fund.
(2) The S&P 500 Index is an unmanaged index (with no defined investment objective) of common stocks, includes reinvestment of dividends, and is a registered trademark of McGraw-Hill Co., Inc.

CREDIT SUISSE LARGE CAP VALUE FUND
ANNUAL INVESTMENT ADVISER'S REPORT
October 31, 2001
--------------------------------------------------------------------------------

                                                                December 3, 2001

Dear Shareholder:

   For the 12 months ended October 31, 2001, the Class A, Class B, and Class
C shares of Credit Suisse Large Cap Value Fund(1) (the "Fund") had losses of 10.48%, 11.00%, and 11.07%, respectively, vs. a loss of 24.90% for the S&P
500 Index,(2), (4) a loss of 18.42% for the S&P Barra Value Index(3),(4) and a loss of 12.46% for the Russell 1000 Value Index.(4)

   The period was a very difficult one for the U.S. stock market, hampered by a dimming economic and profit-growth picture. The selling pressure was broad-based, with technology stocks leading the decline. Areas perceived to be generally defensive, such as consumer staples and health care, performed relatively well. Overall, value stocks, which often fare better than growth shares in times of uncertainty, indeed outperformed their growth counterparts for the 12 months.

   The Fund had a loss for the period, hurt by the poor environment for equities. However, the Fund outperformed the broader market as well as the value group (as measured by the Barra Value index cited above). We attribute that showing to our continued emphasis on companies we deem to be of higher quality, defined by factors such as relatively sound balance sheets. Amid a broad aversion to risk, such companies tended to outperform. The Fund was also helped by its underweighting in technology stocks through much of the period. On the negative side, holdings that hindered the Fund's relative showing included certain more-economically sensitive names.

   Going forward, we expect market volatility to continue, given the risk factors associated with the country's ongoing war against terrorism and the possibility of economic recession. Along the same lines, we believe that the earnings picture is unlikely to brighten anytime soon. But looking out over the intermediate-to-longer term, we believe that various stimulus tools (e.g., the Federal Reserve's aggressive lowering of interest rates this year) aimed at shoring up the economy should pay off in due course. For our part, we will continue to focus on large-cap stocks of companies that we deem to have good potential for longer-term balance sheet and margin improvements.


Roger W. Vogel                                 Richard J. Hanlon
Co-Portfolio Manager                           Co-Portfolio Manager

Robert E. Rescoe
Co-Portfolio Manager

           COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE
    CREDIT SUISSE LARGE CAP VALUE FUND(1) CLASS A SHARES (WITH SALES CHARGE),
            S&P 500 INDEX(2),(4) AND THE S&P BARRA VALUE INDEX(3),(4)
                         AT EACH MONTH END. (UNAUDITED)

[CHART]

                     CREDIT SUISSE LARGE CAP VALUE(1)                                        S&P BARRA
                             CLASS A SHARES                   S&P 500 INDEX(2),(4)      VALUE INDEX(3),(4)
10/91                            $9,425                              $10,000                  $10,000
11/91                            $9,127                               $9,596                   $9,442
12/91                            $9,915                              $10,693                  $10,246
 1/92                            $9,495                              $10,494                  $10,246
 2/92                            $9,503                              $10,629                  $10,453
 3/92                            $9,331                              $10,423                  $10,289
 4/92                            $9,681                              $10,729                  $10,791
 5/92                            $9,792                              $10,782                  $10,822
 6/92                            $9,570                              $10,621                  $10,733
 7/92                           $10,139                              $11,055                  $11,120
 8/92                           $10,139                              $10,828                  $10,798
 9/92                           $10,262                              $10,954                  $10,917
10/92                           $10,099                              $10,992                  $10,829
11/92                           $10,336                              $11,367                  $11,122
12/92                           $10,499                              $11,507                  $11,324
 1/93                           $10,490                              $11,603                  $11,637
 2/93                           $10,681                              $11,761                  $12,037
 3/93                           $11,087                              $12,009                  $12,370
 4/93                           $10,816                              $11,718                  $12,320
 5/93                           $10,982                              $12,031                  $12,550
 6/93                           $11,213                              $12,066                  $12,716
 7/93                           $11,142                              $12,017                  $12,874
 8/93                           $11,598                              $12,473                  $13,379
 9/93                           $11,641                              $12,377                  $13,374
10/93                           $11,808                              $12,633                  $13,447
11/93                           $11,668                              $12,513                  $13,206
12/93                           $12,142                              $12,664                  $13,431
 1/94                           $12,717                              $13,095                  $14,057
 2/94                           $12,516                              $12,740                  $13,548
 3/94                           $11,891                              $12,184                  $12,991
 4/94                           $12,230                              $12,341                  $13,265
 5/94                           $12,267                              $12,543                  $13,484
 6/94                           $11,969                              $12,235                  $13,111
 7/94                           $12,383                              $12,637                  $13,555
 8/94                           $12,659                              $13,155                  $13,938
 9/94                           $12,324                              $12,833                  $13,447
10/94                           $12,351                              $13,123                  $13,740
11/94                           $11,980                              $12,645                  $13,183
12/94                           $11,854                              $12,832                  $13,345
 1/95                           $12,058                              $13,166                  $13,707
 2/95                           $12,379                              $13,679                  $14,238
 3/95                           $12,642                              $14,083                  $14,631
 4/95                           $12,836                              $14,497                  $15,113
 5/95                           $13,314                              $15,077                  $15,785
 6/95                           $13,372                              $15,427                  $15,905
 7/95                           $13,667                              $15,939                  $16,453
 8/95                           $13,803                              $15,980                  $16,593
 9/95                           $14,379                              $16,652                  $17,170
10/95                           $14,340                              $16,592                  $16,903
11/95                           $15,000                              $17,321                  $17,789
12/95                           $15,354                              $17,655                  $18,282
 1/96                           $15,991                              $18,255                  $18,829
 2/96                           $16,194                              $18,425                  $19,006
 3/96                           $16,181                              $18,602                  $19,451
 4/96                           $16,333                              $18,875                  $19,649
 5/96                           $16,699                              $19,362                  $19,945
 6/96                           $16,766                              $19,436                  $19,849
 7/96                           $16,348                              $18,577                  $19,011
 8/96                           $16,521                              $18,968                  $19,536
 9/96                           $17,182                              $20,036                  $20,373
10/96                           $17,581                              $20,588                  $21,064
11/96                           $18,963                              $22,145                  $22,675
12/96                           $18,722                              $21,706                  $22,304
 1/97                           $19,637                              $23,063                  $23,333
 2/97                           $19,954                              $23,243                  $23,502
 3/97                           $18,990                              $22,288                  $22,698
 4/97                           $19,692                              $23,619                  $23,549
 5/97                           $21,043                              $25,057                  $25,025
 6/97                           $21,896                              $26,183                  $25,982
 7/97                           $23,319                              $28,264                  $28,060
 8/97                           $22,181                              $26,680                  $26,792
 9/97                           $23,246                              $28,143                  $28,363
10/97                           $22,948                              $27,203                  $27,321
11/97                           $24,109                              $28,463                  $28,362
12/97                           $24,849                              $28,949                  $28,992
 1/98                           $24,670                              $29,270                  $28,634
 2/98                           $26,407                              $31,381                  $30,782
 3/98                           $27,474                              $32,987                  $32,341
 4/98                           $27,378                              $33,321                  $32,724
 5/98                           $27,008                              $32,749                  $32,264
 6/98                           $28,024                              $34,079                  $32,509
 7/98                           $27,374                              $33,714                  $31,803
 8/98                           $23,736                              $28,844                  $26,689
 9/98                           $25,402                              $30,686                  $28,310
10/98                           $27,338                              $33,183                  $30,528
11/98                           $28,409                              $35,196                  $32,118
12/98                           $29,466                              $37,223                  $33,246
 1/99                           $29,719                              $38,778                  $33,918
 2/99                           $29,095                              $37,574                  $33,187
 3/99                           $29,837                              $39,076                  $34,193
 4/99                           $31,538                              $40,590                  $37,141
 5/99                           $30,873                              $39,631                  $36,485
 6/99                           $32,435                              $41,835                  $37,886
 7/99                           $32,221                              $40,527                  $36,721
 8/99                           $31,302                              $40,327                  $35,791
 9/99                           $30,160                              $39,222                  $34,391
10/99                           $31,264                              $41,704                  $36,270
11/99                           $31,454                              $42,557                  $36,057
12/99                           $32,524                              $45,059                  $37,412
 1/00                           $31,304                              $42,795                  $36,222
 2/00                           $29,467                              $41,986                  $33,959
 3/00                           $31,971                              $46,093                  $37,499
 4/00                           $32,233                              $44,707                  $37,249
 5/00                           $32,852                              $43,790                  $37,365
 6/00                           $31,739                              $44,869                  $35,889
 7/00                           $30,860                              $44,168                  $36,607
 8/00                           $32,538                              $46,910                  $39,062
 9/00                           $32,860                              $44,434                  $39,052
10/00                           $33,905                              $44,246                  $39,782
11/00                           $33,068                              $40,757                  $37,746
12/00                           $35,244                              $40,957                  $39,688
 1/01                           $34,697                              $42,410                  $41,364
 2/01                           $34,167                              $38,543                  $38,622
 3/01                           $33,015                              $36,101                  $37,098
 4/01                           $34,395                              $38,907                  $39,614
 5/01                           $35,063                              $39,167                  $40,029
 6/01                           $33,923                              $38,214                  $38,732
 7/01                           $33,696                              $37,838                  $38,062
 8/01                           $32,466                              $35,469                  $35,862
 9/01                           $30,414                              $32,605                  $32,456
10/01                           $30,353                              $33,227                  $32,456

    AVERAGE ANNUAL          AVERAGE ANNUAL
  TOTAL RETURNS FOR       TOTAL RETURNS FOR
  THE PERIODS ENDED       THE PERIODS ENDED
      10/31/01                 10/31/01
  (CLASS A SHARES)         (CLASS A SHARES)
   WITHOUT SALES              WITH SALES
      CHARGE                    CHARGE
--------------------------------------------
      1 YEAR                    1 YEAR
     (10.48%)                  (15.62%)

      3 YEAR                    3 YEAR
       3.55%                    1.53%

      5 YEAR                    5 YEAR
      11.54%                    10.23%

      10 YEAR                   10 YEAR
      12.41%                     11.74%

Note: Past performance is not predictive of future performance. Investment return and principal value of an investment will fluctuate so that an investor's shares upon redemption may be worth more or less than their original cost.

TOTAL RETURNS WITHOUT SALES CHARGE:                                                FUND
                                                                                 --------
1 Year Total Return (9/30/00 to 9/30/01)                                          (7.44%)
3 Year Average Annual Total Return (9/30/98 to 9/30/01)                            6.19%
5 Year Average Annual Total Return (9/30/96 to 9/30/01)                           12.10%
10 Year Average Annual Total Return (9/30/91 to 9/30/01)                          12.63%
Average Annual Total Return Since Inception
   (9/16/49 to 9/30/01)                                                           11.81%

TOTAL RETURNS WITH SALES CHARGE:
1 Year Total Return (9/30/00 to 9/30/01)                                         (12.78%)
3 Year Total Return (9/30/98 to 9/30/01)                                           4.11%
5 Year Total Return (9/30/96 to 9/30/01)                                          10.79%
10 Year Total Return (9/30/91 to 9/30/01)                                         11.96%
Average Annual Total Return Since Inception
   (9/16/49 to 9/30/01)                                                           11.68%

------------
(1) Name changed from DLJ Growth and Income Fund.
(2) The S&P 500 Index is an unmanaged index (with no defined investment objective) of common stocks, includes reinvestment of dividends, and is a registered trademark of McGraw-Hill Co., Inc.
(3) In light of the Fund's value stock emphasis, effective May 1, 2001, the Fund has added the S&P Barra Value Index as a performance benchmark. The S&P Barra Value Index is a capitalization-weighted index of all stocks in the Standard & Poor's 500 Index that have lower price-to-book ratios.
(4) In light of the Fund's emphasis on value stocks, effective on or about November 15, 2001, the Fund changed its performance benchmark to the Russell 1000(R) Value Index. The Russell 1000(R) Value Index measures the performance of those Russell 1000(R) companies with lower price-to-book ratios and lower forecasted growth values. The Russell 1000(R) Index measures the performance of the 1,000 largest companies in the Russell 3000(R) Index, which measures the performance of 3,000 of the largest U.S. companies by market capitalization.

           COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE
      CREDIT SUISSE LARGE CAP VALUE FUND(1) CLASS B SHARES (WITHOUT CDSC),
              S&P 500 INDEX(2) AND THE S&P BARRA VALUE INDEX(3),(4)
                         AT EACH MONTH END. (UNAUDITED)

[CHART]

                    CREDIT SUISSE LARGE CAP VALUE(1)                              S&P BARRA
                            CLASS B SHARES            S&P 500 INDEX(2),(4)   VALUE INDEX(3),(4)
 1/96                           $10,000                        $10,000            $10,000
 2/96                            $9,963                        $10,093            $10,094
 3/96                            $9,947                        $10,190            $10,330
 4/96                           $10,034                        $10,340            $10,435
 5/96                           $10,252                        $10,606            $10,593
 6/96                           $10,290                        $10,647            $10,541
 7/96                           $10,024                        $10,176            $10,097
 8/96                           $10,124                        $10,390            $10,375
 9/96                           $10,529                        $10,976            $10,820
10/96                           $10,767                        $11,278            $11,187
11/96                           $11,609                        $12,131            $12,042
12/96                           $11,449                        $11,890            $11,846
 1/97                           $12,003                        $12,634            $12,392
 2/97                           $12,190                        $12,732            $12,482
 3/97                           $11,593                        $12,209            $12,054
 4/97                           $12,016                        $12,938            $12,506
 5/97                           $12,827                        $13,726            $13,290
 6/97                           $13,343                        $14,343            $13,798
 7/97                           $14,204                        $15,483            $14,902
 8/97                           $13,503                        $14,615            $14,229
 9/97                           $14,148                        $15,416            $15,063
10/97                           $13,954                        $14,901            $14,510
11/97                           $14,654                        $15,591            $15,063
12/97                           $15,089                        $15,858            $15,397
 1/98                           $14,973                        $16,034            $15,207
 2/98                           $16,016                        $17,190            $16,348
 3/98                           $16,661                        $18,070            $17,176
 4/98                           $16,589                        $18,253            $17,379
 5/98                           $16,357                        $17,940            $17,135
 6/98                           $16,958                        $18,668            $17,265
 7/98                           $16,557                        $18,468            $16,890
 8/98                           $14,347                        $15,801            $14,174
 9/98                           $15,350                        $16,809            $15,035
10/98                           $16,506                        $18,177            $16,213
11/98                           $17,147                        $19,280            $17,057
12/98                           $17,773                        $20,390            $17,656
 1/99                           $17,909                        $21,242            $18,013
 2/99                           $17,524                        $20,582            $17,625
 3/99                           $17,966                        $21,406            $18,160
 4/99                           $18,977                        $22,234            $19,725
 5/99                           $18,568                        $21,709            $19,377
 6/99                           $19,499                        $22,917            $20,121
 7/99                           $19,354                        $22,200            $19,502
 8/99                           $18,800                        $22,091            $19,008
 9/99                           $18,094                        $21,485            $18,264
10/99                           $18,760                        $22,845            $19,262
11/99                           $18,858                        $23,312            $19,150
12/99                           $19,486                        $24,683            $19,869
 1/00                           $18,743                        $23,443            $19,237
 2/00                           $17,635                        $22,999            $18,035
 3/00                           $19,123                        $25,249            $19,915
 4/00                           $19,271                        $24,490            $19,782
 5/00                           $19,627                        $23,987            $19,844
 6/00                           $18,949                        $24,579            $19,060
 7/00                           $18,412                        $24,195            $19,441
 8/00                           $19,404                        $25,697            $20,745
 9/00                           $19,577                        $24,340            $20,740
10/00                           $20,197                        $24,237            $21,127
11/00                           $19,677                        $22,326            $20,046
12/00                           $20,956                        $22,436            $21,078
 1/01                           $20,629                        $23,232            $21,968
 2/01                           $20,302                        $21,113            $20,512
 3/01                           $19,597                        $19,776            $19,702
 4/01                           $20,415                        $21,313            $21,039
 5/01                           $20,787                        $21,455            $21,259
 6/01                           $20,142                        $20,933            $20,570
 7/01                           $19,997                        $20,727            $20,214
 8/01                           $19,252                        $19,430            $19,046
 9/01                           $18,021                        $17,861            $17,237
10/01                           $17,976                        $18,201            $17,237

 AVERAGE ANNUAL             AVERAGE ANNUAL
TOTAL RETURNS FOR          TOTAL RETURNS FOR
THE PERIODS ENDED          THE PERIODS ENDED
    10/31/01                   10/31/01
 (CLASS B SHARES)          (CLASS B SHARES)
  WITHOUT CDSC                WITH CDSC
--------------------------------------------
     1 YEAR                     1 YEAR
    (11.00%)                   (14.24%)

     3 YEAR                     3 YEAR
      2.88%                      2.33%

     5 YEAR                     5 YEAR
     10.79%                     10.79%

 FROM INCEPTION              FROM INCEPTION
    (2/28/96)                  (2/28/96)
      10.89%                     10.89%

Note: Past performance is not predictive of future performance. Investment return and principal value of an investment will fluctuate so that an investor's shares upon redemption may be worth more or less than their original cost.

TOTAL RETURNS WITHOUT CDSC:                                                        FUND
                                                                                 --------
1 Year Total Return (9/30/00 to 9/30/01)                                          (7.95%)
3 Year Average Annual Total Return (9/30/98 to 9/30/01)                            5.49%
5 Year Average Annual Total Return (9/30/96 to 9/30/01)                           11.35%
Average Annual Total Return Since Inception
   (2/28/96 to 9/30/01)                                                           11.11%

TOTAL RETURNS WITH CDSC:
1 Year Total Return (9/30/00 to 9/30/01)                                         (11.30%)
3 Year Total Return (9/30/98 to 9/30/01)                                           4.92%
5 Year Total Return (9/30/96 to 9/30/01)                                          11.35%
Average Annual Total Return Since Inception
   (2/28/96 to 9/30/01)                                                           11.11%

---------------
(1) Name changed from DLJ Growth and Income Fund.
(2) The S&P 500 Index is an unmanaged index (with no defined investment objective) of common stocks, includes reinvestment of dividends, and is a registered trademark of McGraw-Hill Co., Inc.
(3) In light of the Fund's value stock emphasis, effective May 1, 2001, the Fund has added the S&P Barra Value Index as a performance benchmark. The S&P Barra Value Index is a capitalization-weighted index of all stocks in the Standard & Poor's 500 Index that have lower price-to-book ratios.
(4) In light of the Fund's emphasis on value stocks, effective on or about November 15, 2001, the Fund changed its performance benchmark to the Russell 1000(R) Value Index. The Russell 1000(R) Value Index measures the performance of those Russell 1000(R) companies with lower price-to-book ratios and lower forecasted growth values. The Russell 1000(R) Index measures the performance of the 1,000 largest companies in the Russell 3000(R) Index, which measures the performance of 3,000 of the largest U.S. companies by market capitalization.

           COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE
      CREDIT SUISSE LARGE CAP VALUE FUND(1) CLASS C SHARES (WITHOUT CDSC),
              S&P 500 INDEX(2) AND THE S&P BARRA VALUE INDEX(3),(4)
                         AT EACH MONTH END. (UNAUDITED)

[CHART]

                   CREDIT SUISSE LARGE CAP VALUE(1)                               S&P BARRA
                            CLASS C SHARES            S&P 500 INDEX(2),(4)   VALUE INDEX(3),(4)
 1/00                           $10,000                      $10,000               $10,000
 2/00                           $10,066                       $9,811                $9,375
 3/00                           $10,910                      $10,771               $10,353
 4/00                           $10,991                      $10,447               $10,283
 5/00                           $11,193                      $10,232               $10,316
 6/00                           $10,812                      $10,485                $9,908
 7/00                           $10,500                      $10,321               $10,106
 8/00                           $11,067                      $10,962               $10,784
 9/00                           $11,166                      $10,383               $10,781
10/00                           $11,520                      $10,339               $10,983
11/00                           $11,227                       $9,524               $10,421
12/00                           $11,959                       $9,570               $10,957
 1/01                           $11,767                       $9,910               $11,420
 2/01                           $11,575                       $9,006               $10,663
 3/01                           $11,174                       $8,436               $10,242
 4/01                           $11,642                       $9,091               $10,937
 5/01                           $11,855                       $9,152               $11,051
 6/01                           $11,481                       $8,930               $10,693
 7/01                           $11,398                       $8,842               $10,508
 8/01                           $10,972                       $8,288                $9,901
 9/01                           $10,271                       $7,619                $8,960
10/01                           $10,245                       $7,764                $8,960

 AVERAGE ANNUAL             AVERAGE ANNUAL
TOTAL RETURNS FOR          TOTAL RETURNS FOR
THE PERIODS ENDED          THE PERIODS ENDED
    10/31/01                    10/31/01
(CLASS C SHARES)           (CLASS C SHARES)
  WITHOUT CDSC                 WITH CDSC
--------------------------------------------
    1 YEAR                      1 YEAR
   (11.07%)                     (11.88%)

 FROM INCEPTION              FROM INCEPTION
   (2/28/00)                    (2/28/00)
     1.45%                        1.45%

Note: Past performance is not predictive of future performance. Investment return and principal value of an investment will fluctuate so that an investor's shares upon redemption may be worth more or less than their original cost.

TOTAL RETURNS WITHOUT CDSC:                                                        FUND
                                                                                  -------
1 Year Total Return (9/30/00 to 9/30/01)                                          (8.02%)
Average Annual Total Return Since Inception
     (2/28/00 to 9/30/01)                                                          1.69%

TOTAL RETURNS WITH CDSC:
1 Year Total Return (9/30/00 to 9/30/01)                                          (8.86%)
Average Annual Total Return Since Inception
     (2/28/00 to 9/30/01)                                                          1.69%

-------------
(1) Name changed from DLJ Growth and Income Fund.
(2) The S&P 500 Index is an unmanaged index (with no defined investment objective) of common stocks, includes reinvestment of dividends, and is a registered trademark of McGraw-Hill Co., Inc.
(3) In light of the Fund's value stock emphasis, effective May 1, 2001, the Fund has added the S&P Barra Value Index as a performance benchmark. The S&P Barra Value Index is a capitalization-weighted index of all stocks in the Standard & Poor's 500 Index that have lower price-to-book ratios.
(4) In light of the Fund's emphasis on value stocks, effective on or about November 15, 2001, the Fund changed its performance benchmark to the Russell 1000(R) Value Index. The Russell 1000(R) Value Index measures the performance of those Russell 1000(R) companies with lower price-to-book ratios and lower forecasted growth values. The Russell 1000(R) Index measures the performance of the 1,000 largest companies in the Russell 3000(R) Index, which measures the performance of 3,000 of the largest U.S. companies by market capitalization.

CREDIT SUISSE SMALL CAP VALUE FUND
ANNUAL INVESTMENT ADVISER'S REPORT
October 31, 2001
--------------------------------------------------------------------------------

                                                                December 3, 2001

Dear Shareholder:

   For the 12 months ended October 31, 2001, the Class A, Class B, and Class C shares of Credit Suisse Small Cap Value Fund(1) (the "Fund") had a gain of 9.70%, 8.88%, and 8.93%, respectively, vs. a loss of 12.70% for the Russell 2000 Index(2) and a gain of 8.75% for the Russell 2000 Value Index.(3)

   The period was, in broad terms, a very poor one for equities, reflecting widespread concern about the economy. Evidence mounted that a recovery would be delayed, despite the Federal Reserve's aggressive monetary easing this year and stimulus efforts on the tax front. Value stocks, which often fare better than growth stocks during times of uncertainty, indeed outperformed (though past performance cannot guarantee future results). In fact, small-cap value stocks had positive results, with investors deeming many to be compelling, given historically low valuation measures such as price-to-sales ratios in many cases.

   The Fund had a good showing for the period, both in absolute and relative terms. The Fund was aided by the favorable sentiment toward small-cap value stocks and by good security selection. A number of the Fund's holdings contributed positively to its performance, with noteworthy gains made by certain health-care, financial-services and consumer-related names. Also supporting the Fund was its exposure to the defense sector, where our holdings rallied in the wake of the atrocities of September 11. In addition, we had little exposure, late in the period, to the most heavily impacted industries, such as leisure, airlines, or other travel companies.

   One factor that hindered the Fund was our increased weighting in the technology segment. These stocks struggled, even within the small-cap value arena. That aside, we believe much value exists here and we believe that technology will reassert itself as a key piece of the U.S. economy.

   Looking ahead to 2002, the big question, in our view, is forecasting the timing and magnitude of an economic recovery. We have our concerns regarding the near-term earnings projections for our holdings, and are unsure how the market will react to any continued disappointing economic news. In any event, we will remained focused on companies we deem to have sound balance sheets, good cash flows and capable management, and we hope our efforts will continue to bear fruit over time.


Roger W. Vogel                                 Richard J. Hanlon
Co-portfolio Manager                           Co-Portfolio Manager


   INVESTMENTS IN SMALL COMPANIES MAY BE MORE VOLATILE AND LESS LIQUID THAN INVESTMENTS IN LARGER COMPANIES.

           COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE
    CREDIT SUISSE SMALL CAP VALUE FUND(1) CLASS A SHARES (WITH SALES CHARGE),
         THE RUSSELL 2000 INDEX,(2) AND THE RUSSELL 2000 VALUE INDEX(3)
                         AT EACH MONTH END. (UNAUDITED)

[CHART]

                               CREDIT SUISSE
                    SMALL CAP VALUE(1) CLASS A SHARES    RUSSELL 2000 INDEX(2)    RUSSELL 2000 VALUE INDEX(3)
10/91                             $9,425.00                      $10,000                    $10,000
11/91                             $8,918.88                       $9,538                     $9,594
12/91                            $10,188.03                      $10,301                    $10,216
 1/92                            $10,237.96                      $11,136                    $11,071
 2/92                            $10,396.64                      $11,461                    $11,599
 3/92                            $10,295.80                      $11,073                    $11,473
 4/92                            $10,230.93                      $10,685                    $11,314
 5/92                            $10,561.39                      $10,827                    $11,622
 6/92                            $10,259.34                      $10,315                    $11,246
 7/92                            $10,940.56                      $10,674                    $11,669
 8/92                            $10,850.84                      $10,373                    $11,442
 9/92                            $11,167.69                      $10,612                    $11,658
10/92                            $11,370.94                      $10,950                    $11,930
11/92                            $11,841.70                      $11,788                    $12,668
12/92                            $12,048.93                      $12,198                    $13,194
 1/93                            $12,358.58                      $12,611                    $13,894
 2/93                            $12,314.09                      $12,320                    $13,949
 3/93                            $12,517.28                      $12,720                    $14,478
 4/93                            $12,251.91                      $12,371                    $14,131
 5/93                            $12,658.67                      $12,918                    $14,575
 6/93                            $12,809.31                      $12,999                    $14,713
 7/93                            $12,870.80                      $13,178                    $14,966
 8/93                            $13,446.12                      $13,748                    $15,551
 9/93                            $13,950.35                      $14,136                    $15,923
10/93                            $14,251.68                      $14,500                    $16,288
11/93                            $14,074.96                      $14,023                    $15,863
12/93                            $14,680.18                      $14,502                    $16,331
 1/94                            $15,138.20                      $14,957                    $16,913
 2/94                            $15,375.87                      $14,903                    $16,865
 3/94                            $14,747.00                      $14,116                    $16,108
 4/94                            $14,823.68                      $14,200                    $16,267
 5/94                            $14,709.54                      $14,040                    $16,243
 6/94                            $14,537.44                      $13,557                    $15,820
 7/94                            $14,842.72                      $13,787                    $16,112
 8/94                            $15,233.09                      $14,555                    $16,746
 9/94                            $15,118.84                      $14,506                    $16,569
10/94                            $14,919.27                      $14,449                    $16,266
11/94                            $14,270.28                      $13,866                    $15,610
12/94                            $14,579.95                      $14,238                    $16,080
 1/95                            $14,460.39                      $14,059                    $16,001
 2/95                            $15,048.93                      $14,643                    $16,593
 3/95                            $15,288.21                      $14,896                    $16,675
 4/95                            $15,656.65                      $15,227                    $17,171
 5/95                            $15,846.10                      $15,489                    $17,539
 6/95                            $16,136.08                      $16,292                    $18,138
 7/95                            $16,765.39                      $17,231                    $18,800
 8/95                            $16,914.60                      $17,587                    $19,358
 9/95                            $17,173.40                      $17,901                    $19,647
10/95                            $16,574.04                      $17,101                    $18,863
11/95                            $17,296.67                      $17,819                    $19,613
12/95                            $17,519.80                      $18,289                    $20,220
 1/96                            $17,242.99                      $18,270                    $20,354
 2/96                            $17,724.07                      $18,839                    $20,673
 3/96                            $18,206.16                      $19,223                    $21,107
 4/96                            $18,420.99                      $20,250                    $21,683
 5/96                            $18,944.15                      $21,048                    $22,232
 6/96                            $18,565.27                      $20,184                    $21,970
 7/96                            $17,223.00                      $18,421                    $20,802
 8/96                            $18,144.43                      $19,491                    $21,705
 9/96                            $18,799.44                      $20,253                    $22,297
10/96                            $18,861.48                      $19,941                    $22,556
11/96                            $19,517.86                      $20,763                    $23,770
12/96                            $20,074.12                      $21,307                    $24,541
 1/97                            $20,192.56                      $21,733                    $24,918
 2/97                            $20,277.36                      $21,206                    $25,155
 3/97                            $19,849.51                      $20,205                    $24,480
 4/97                            $19,903.11                      $20,262                    $24,840
 5/97                            $21,734.19                      $22,516                    $26,818
 6/97                            $22,729.62                      $23,481                    $28,175
 7/97                            $24,036.57                      $24,573                    $29,357
 8/97                            $24,476.44                      $25,136                    $29,823
 9/97                            $25,783.48                      $26,975                    $31,806
10/97                            $24,991.93                      $25,791                    $30,942
11/97                            $25,266.84                      $25,624                    $31,281
12/97                            $25,327.48                      $26,073                    $32,342
 1/98                            $25,122.33                      $25,662                    $31,757
 2/98                            $26,893.45                      $27,559                    $33,676
 3/98                            $27,813.21                      $28,696                    $35,042
 4/98                            $27,688.05                      $28,855                    $35,216
 5/98                            $26,541.76                      $27,301                    $33,969
 6/98                            $25,713.66                      $27,358                    $33,777
 7/98                            $23,862.28                      $25,144                    $31,132
 8/98                            $20,249.53                      $20,261                    $26,256
 9/98                            $21,045.33                      $21,847                    $27,739
10/98                            $22,192.31                      $22,738                    $28,562
11/98                            $23,048.93                      $23,929                    $29,335
12/98                            $24,159.89                      $25,410                    $30,255
 1/99                            $22,596.74                      $25,748                    $29,568
 2/99                            $21,249.98                      $23,662                    $27,550
 3/99                            $21,364.73                      $24,031                    $27,322
 4/99                            $23,281.14                      $26,185                    $29,817
 5/99                            $23,702.53                      $26,567                    $30,733
 6/99                            $24,764.40                      $27,769                    $31,846
 7/99                            $24,786.69                      $27,007                    $31,090
 8/99                            $23,874.54                      $26,007                    $29,954
 9/99                            $23,315.88                      $26,013                    $29,355
10/99                            $23,406.81                      $26,118                    $28,768
11/99                            $24,111.35                      $27,678                    $28,917
12/99                            $24,514.01                      $30,811                    $29,805
 1/00                            $23,072.59                      $30,316                    $29,026
 2/00                            $24,057.79                      $35,323                    $30,800
 3/00                            $26,396.21                      $32,994                    $30,945
 4/00                            $25,865.64                      $31,008                    $31,128
 5/00                            $25,813.91                      $29,201                    $30,653
 6/00                            $26,559.93                      $31,747                    $31,548
 7/00                            $26,976.92                      $30,725                    $32,600
 8/00                            $28,341.96                      $33,070                    $34,057
 9/00                            $28,265.43                      $32,098                    $33,864
10/00                            $28,480.25                      $30,665                    $33,744
11/00                            $27,796.73                      $27,517                    $33,057
12/00                            $31,140.67                      $29,880                    $36,609
 1/01                            $31,436.51                      $31,436                    $37,619
 2/01                            $30,738.62                      $29,373                    $37,567
 3/01                            $30,471.19                      $27,936                    $36,965
 4/01                            $32,232.43                      $30,122                    $38,676
 5/01                            $33,151.05                      $30,862                    $39,671
 6/01                            $33,906.89                      $31,928                    $41,266
 7/01                            $33,401.68                      $30,200                    $40,341
 8/01                            $33,194.59                      $29,224                    $40,201
 9/01                            $30,097.54                      $25,290                    $35,763
10/01                            $31,238.23                      $26,770                    $36,698

 AVERAGE ANNUAL              AVERAGE ANNUAL
TOTAL RETURNS FOR          TOTAL RETURNS FOR
THE PERIODS ENDED          THE PERIODS ENDED
    10/31/01                    10/31/01
(CLASS A SHARES)           (CLASS A SHARES)
  WITHOUT SALES                WITH SALES
     CHARGE                      CHARGE
--------------------------------------------
     1 YEAR                      1 YEAR
      9.70%                       3.37%

     3 YEAR                      3 YEAR
     12.08%                       9.89%

     5 YEAR                      5 YEAR
     10.62%                       9.32%

     10 YEAR                     10 YEAR
      12.73%                      12.07%

Note: Past performance is not predictive of future performance. Investment return and principal value of an investment will fluctuate so that an investor's shares upon redemption may be worth more or less than their original cost.

TOTAL RETURNS WITHOUT SALES CHARGE:                                                FUND
                                                                                  ------
1 Year Total Return (9/30/00 to 9/30/01)                                           6.50%
3 Year Average Annual Total Return (9/30/98 to 9/30/01)                           12.67%
5 Year Average Annual Total Return (9/30/96 to 9/30/01)                            9.87%
10 Year Average Annual Total Return (9/30/91 to 9/30/01)                          12.65%
Average Annual Total Return Since Inception
   (2/8/67 to 9/30/01)                                                            13.11%

TOTAL RETURNS WITH SALES CHARGE:
1 Year Total Return (9/30/00 to 9/30/01)                                          (0.41%)
3 Year Total Return (9/30/98 to 9/30/01)                                          10.47%
5 Year Total Return (9/30/96 to 9/30/01)                                           8.58%
10 Year Total Return (9/30/91 to 9/30/01)                                         11.98%
Average Annual Total Return Since Inception
   (2/8/67 to 9/30/01)                                                            12.92%

-------------
(1) Name changed from DLJ Small Company Value Fund.
(2) The Russell 2000 Index is an unmanaged index of common stock prices and is composed of the 2,000 smallest companies in the Russell 3000 Index. The Russell 3000 Index is composed of 3,000 of the largest U.S. companies by market capitalization. The returns for the Russell 2000 Index do not include any sales charges, fees or other expenses.
(3) In light of the Fund's small company value stock emphasis, effective May 1, 2001, the Fund has added the Russell 2000 Value Index as a performance benchmark. The Russell 2000 Value Index measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values

           COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE
      CREDIT SUISSE SMALL CAP VALUE FUND(1) CLASS B SHARES (WITHOUT CDSC),
         THE RUSSELL 2000 INDEX,(2) AND THE RUSSELL 2000 VALUE INDEX(3)
                         AT EACH MONTH END. (UNAUDITED)

[CHART]

                             CREDIT SUISSE
                   SMALL CAP VALUE(1) CLASS B SHARES    RUSSELL 2000 INDEX(2)   RUSSELL 2000 VALUE INDEX(3)
                                 $10,000                        $10,000                   $10,000
 3/96                            $10,266                        $10,204                   $10,210
 4/96                            $10,382                        $10,749                   $10,489
 5/96                            $10,677                        $11,173                   $10,754
 6/96                            $10,457                        $10,714                   $10,627
 7/96                             $9,694                         $9,778                   $10,062
 8/96                            $10,208                        $10,346                   $10,499
 9/96                            $10,573                        $10,750                   $10,785
10/96                            $10,601                        $10,585                   $10,911
11/96                            $10,960                        $11,021                   $11,498
12/96                            $11,274                        $11,310                   $11,871
 1/97                            $11,328                        $11,536                   $12,053
 2/97                            $11,377                        $11,256                   $12,168
 3/97                            $11,130                        $10,725                   $11,842
 4/97                            $11,148                        $10,755                   $12,016
 5/97                            $12,168                        $11,952                   $12,972
 6/97                            $12,723                        $12,464                   $13,629
 7/97                            $13,440                        $13,044                   $14,201
 8/97                            $13,676                        $13,342                   $14,426
 9/97                            $14,399                        $14,319                   $15,385
10/97                            $13,947                        $13,690                   $14,967
11/97                            $14,089                        $13,602                   $15,131
12/97                            $14,114                        $13,840                   $15,644
 1/98                            $13,993                        $13,621                   $15,361
 2/98                            $14,975                        $14,629                   $16,290
 3/98                            $15,474                        $15,232                   $16,950
 4/98                            $15,397                        $15,316                   $17,034
 5/98                            $14,745                        $14,491                   $16,431
 6/98                            $14,285                        $14,522                   $16,339
 7/98                            $13,245                        $13,346                   $15,059
 8/98                            $11,235                        $10,755                   $12,700
 9/98                            $11,668                        $11,597                   $13,418
10/98                            $12,275                        $12,070                   $13,816
11/98                            $12,744                        $12,702                   $14,190
12/98                            $13,351                        $13,488                   $14,635
 1/99                            $12,482                        $13,667                   $14,303
 2/99                            $11,728                        $12,560                   $13,326
 3/99                            $11,785                        $12,756                   $13,216
 4/99                            $12,833                        $13,899                   $14,423
 5/99                            $13,063                        $14,102                   $14,866
 6/99                            $13,637                        $14,740                   $15,404
 7/99                            $13,637                        $14,336                   $15,039
 8/99                            $13,133                        $13,805                   $14,489
 9/99                            $12,814                        $13,808                   $14,200
10/99                            $12,858                        $13,864                   $13,915
11/99                            $13,234                        $14,692                   $13,987
12/99                            $13,446                        $16,355                   $14,417
 1/00                            $12,654                        $16,092                   $14,040
 2/00                            $13,184                        $18,750                   $14,898
 3/00                            $14,457                        $17,514                   $14,968
 4/00                            $14,160                        $16,460                   $15,057
 5/00                            $14,124                        $15,500                   $14,827
 6/00                            $14,521                        $16,851                   $15,260
 7/00                            $14,740                        $16,309                   $15,769
 8/00                            $15,476                        $17,554                   $16,474
 9/00                            $15,426                        $17,038                   $16,381
10/00                            $15,533                        $16,277                   $16,322
11/00                            $15,149                        $14,606                   $15,990
12/00                            $16,955                        $15,861                   $17,708
 1/01                            $17,113                        $16,687                   $18,197
 2/01                            $16,729                        $15,592                   $18,172
 3/01                            $16,564                        $14,829                   $17,880
 4/01                            $17,521                        $15,989                   $18,708
 5/01                            $18,012                        $16,382                   $19,189
 6/01                            $18,412                        $16,948                   $19,961
 7/01                            $18,121                        $16,030                   $19,514
 8/01                            $17,996                        $15,513                   $19,446
 9/01                            $16,315                        $13,424                   $17,299
10/01                            $16,914                        $14,210                   $17,751

 AVERAGE ANNUAL              AVERAGE ANNUAL
TOTAL RETURNS FOR          TOTAL RETURNS FOR
THE PERIODS ENDED          THE PERIODS ENDED
    10/31/01                    10/31/01
(CLASS B SHARES)           (CLASS B SHARES)
  WITHOUT CDSC                 WITH CDSC
--------------------------------------------
    1 YEAR                       1 YEAR
     8.88%                        5.18%

    3 YEAR                       3 YEAR
    11.28%                       10.74%

    5 YEAR                       5 YEAR
     9.79%                        9.79%

 FROM INCEPTION              FROM INCEPTION
   (2/28/96)                    (2/28/96)
     9.57%                        9.57%

Note: Past performance is not predictive of future performance. Investment return and principal value of an investment will fluctuate so that an investor's shares upon redemption may be worth more or less than their original cost.

TOTAL RETURNS WITHOUT CDSC:                                                        FUND
                                                                                  ------
1 Year Total Return (9/30/00 to 9/30/01)                                           5.75%
3 Year Average Annual Total Return (9/30/98 to 9/30/01)                           11.82%
5 Year Average Annual Total Return (9/30/96 to 9/30/01)                            9.06%
Average Annual Total Return Since Inception
   (2/28/96 to 9/30/01)                                                            9.02%

TOTAL RETURNS WITH CDSC:
1 Year Total Return (9/30/00 to 9/30/01)                                           2.15%
3 Year Total Return (9/30/98 to 9/30/01)                                          11.28%
5 Year Total Return (9/30/96 to 9/30/01)                                           9.06%
Average Annual Total Return Since Inception
   (2/28/96 to 9/30/01)                                                            9.02%

------------
(1) Name changed from DLJ Small Company Value Fund.
(2) The Russell 2000 Index is an unmanaged index of common stock prices and is composed of the 2,000 smallest companies in the Russell 3000 Index. The Russell 3000 Index is composed of 3,000 of the largest U.S. companies by market capitalization. The returns for the Russell 2000 Index do not include any sales charges, fees or other expenses.
(3) In light of the Fund's small company value stock emphasis, effective May 1, 2001, the Fund has added the Russell 2000 Value Index as a performance benchmark. The Russell 2000 Value Index measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values

           COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE
      CREDIT SUISSE SMALL CAP VALUE FUND(1) CLASS C SHARES (WITHOUT CDSC),
         THE RUSSELL 2000 INDEX,(2) AND THE RUSSELL 2000 VALUE INDEX(3)
                         AT EACH MONTH END. (UNAUDITED)

[CHART]

                             CREDIT SUISSE
                   SMALL CAP VALUE(1) CLASS C SHARES   RUSSELL 2000 INDEX(2)   RUSSELL 2000 VALUE INDEX(3)
                                 $10,000                      $10,000                    $10,000
 3/00                            $10,960                       $9,341                    $10,047
 4/00                            $10,730                       $8,779                    $10,106
 5/00                            $10,703                       $8,267                     $9,952
 6/00                            $11,004                       $8,988                    $10,243
 7/00                            $11,170                       $8,698                    $10,584
 8/00                            $11,728                       $9,362                    $11,057
 9/00                            $11,691                       $9,087                    $10,995
10/00                            $11,772                       $8,681                    $10,956
11/00                            $11,480                       $7,790                    $10,733
12/00                            $12,854                       $8,459                    $11,886
 1/01                            $12,973                       $8,900                    $12,214
 2/01                            $12,676                       $8,316                    $12,197
 3/01                            $12,556                       $7,909                    $12,001
 4/01                            $13,276                       $8,528                    $12,557
 5/01                            $13,650                       $8,737                    $12,880
 6/01                            $13,953                       $9,039                    $13,398
 7/01                            $13,731                       $8,550                    $13,098
 8/01                            $13,636                       $8,274                    $13,052
 9/01                            $12,360                       $7,160                    $11,611
10/01                            $12,821                       $7,579                    $11,915

 AVERAGE ANNUAL             AVERAGE ANNUAL
TOTAL RETURNS FOR          TOTAL RETURNS FOR
THE PERIODS ENDED          THE PERIODS ENDED
    10/31/01                    10/31/01
(CLASS C SHARES)           (CLASS C SHARES)
  WITHOUT CDSC                 WITH CDSC
--------------------------------------------
    1 YEAR                      1 YEAR
     8.93%                       8.00%

 FROM INCEPTION             FROM INCEPTION
   (2/28/00)                   (2/28/00)
     17.86%                      17.86%

Note: Past performance is not predictive of future performance. Investment return and principal value of an investment will fluctuate so that an investor's shares upon redemption may be worth more or less than their original cost.

TOTAL RETURNS WITHOUT CDSC:                                                        FUND
                                                                                  ------
1 Year Total Return (9/30/00 to 9/30/01)                                           5.73%
Average Annual Total Return Since Inception
     (2/28/00 to 9/30/01)                                                         16.19%

TOTAL RETURNS WITH CDSC:
1 Year Total Return (9/30/00 to 9/30/01)                                           4.83%
Average Annual Total Return Since Inception
     (2/28/00 to 9/30/01)                                                         16.19%

------------
(1) Name changed from DLJ Small Company Value Fund.
(2) The Russell 2000 Index is an unmanaged index of common stock prices and is composed of the 2,000 smallest companies in the Russell 3000 Index. The Russell 3000 Index is composed of 3,000 of the largest U.S. companies by market capitalization. The returns for the Russell 2000 Index do not include any sales charges, fees or other expenses.
(3) In light of the Fund's small company value stock emphasis, effective May 1, 2001, the Fund has added the Russell 2000 Value Index as a performance benchmark. The Russell 2000 Value Index measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values

CREDIT SUISSE TECHNOLOGY FUND
ANNUAL INVESTMENT ADVISER'S REPORT
October 31, 2001
                                                                December 3, 2001

Dear Shareholder:

   For the 12 months ended October 31, 2001, the Class A, Class B, and Class C shares of Credit Suisse Technology Fund(1) (the "Fund") had losses of 67.63%, 67.42%, and 67.66%, respectively, vs. a loss of 58.46% for the Chase Hambrecht & Quist Technology Index.(2)

   As these results make clear, the period was a terrible one for technology stocks. Despite the Federal Reserve's aggressive lowering of interest rates this year, investors were rarely inclined to embrace risk in any form. The U.S. economy continued to slow, and earnings disappointments flowed from a broad range of visible companies.

   The terrorist atrocities greatly compounded the uncertainty, at least in the weeks following the attacks. However, stocks finished the period on a positive note, with October's rally paced by the technology group. Investors seemed encouraged by the Fed's actions and by a general fading of anxiety, and they were suddenly keen on areas of the market that had been hit the hardest.

   The Fund had a large loss, hurt by the harsh environment for technology stocks. The Fund underperformed its benchmark, a showing we attribute in large part to the Fund's avoidance of certain telecommunications stocks that had relatively good returns. These were either Baby Bell companies or small, illiquid stocks, two classes that we view as inconsistent with the Fund's strategies.

   Notwithstanding the Fund's recent performance, we believe that the portfolio remains well-positioned for long-term growth. The Fund owns a variety of what we consider to be well-managed companies with leadership characteristics within their respective subsectors of technology. These include:

    - Semiconductor companies with exposure to the digital, analog, communications, programmable logic, and capital-equipment industries;

    - Electronics companies that we believe will see higher demand over time as large technology companies continue their rapid trend towards outsourcing production to reduce their capital expenditures and overhead;

    - Software companies offering diverse exposure to database management, storage, business intelligence, publishing, asset-infrastructure management, customer-relationship management, billing, and application development;

    - Storage hardware and software companies that stand to eventually benefit as companies increase their investment in storage, backup and recovery capability; and

    - Certain Internet holdings with leading franchises in media and content delivery as well as online auction businesses enjoying strong operational leverage and cash flows.

   Looking ahead, while the timing and magnitude of the economic recovery is not known, we believe that the essential ingredients are in place. In particular, we would cite ongoing monetary and fiscal stimulus programs, low interest rates, subdued inflation, high employment, a recent decline in energy costs and a strong banking system. When the economy does recover, we believe that technology companies should again benefit as businesses strive for enhanced productivity to expand revenues at lower costs.

   To be sure, we fully expect volatility to continue, with markets remaining vulnerable to disappointing economic news as well as the general uncertainty related to the country's ongoing war against terrorism. But given the positive forces at work, we maintain a favorable long-term view of technology, and believe the Fund is positioned for upside performance in a recovering economy. We will continue to seek companies we deem to have the best prospects.


Hugh Neuburger                                 William D. Butler
Co-Portfolio Manager                           Co-Portfolio Manager

   SINCE THE FUND FOCUSES ITS INVESTMENTS ON COMPANIES INVOLVED IN TECHNOLOGY, AN INVESTMENT IN THE FUND MAY INVOLVE A GREATER DEGREE OF RISK THAN AN INVESTMENT IN OTHER MUTUAL FUNDS THAT INVEST IN A BROADER MIX OF ISSUERS.

           COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE CREDIT SUISSE TECHNOLOGY FUND(1) CLASS A SHARES (WITH SALES CHARGE),
                AND THE CHASE HAMBRECHT & QUIST TECHNOLOGY INDEX(2)
                         AT EACH MONTH END. (UNAUDITED)


           CREDIT SUISSE TECHNOLOGY FUND(1)   CHASE HAMBRECHT AND QUIST
                            CLASS A SHARES           TECHNOLOGY INDEX(2)
 8/00                            $9,425.00
 8/00                           $14,882.08                      $10,000
 9/00                           $13,307.55                      $11,762
10/00                           $12,053.98                      $10,488
11/00                            $8,482.39                       $9,533
12/00                            $8,284.75                       $6,824
 1/01                            $9,613.62                       $6,813
 2/01                            $6,531.49                       $7,790
 3/01                            $5,174.25                       $5,558
 4/01                            $6,437.28                       $4,758
 5/01                            $6,107.69                       $5,669
 6/01                            $5,900.03                       $5,371
 7/01                            $5,297.05                       $5,296
 8/01                            $4,448.99                       $4,949
 9/01                            $3,374.56                       $4,396
10/01                            $3,902.34                       $3,456


     AVERAGE ANNUAL                        AVERAGE ANNUAL
    TOTAL RETURNS FOR                     TOTAL RETURNS FOR
THE PERIODS ENDED 10/31/01           THE PERIODS ENDED 10/31/01
   (CLASS A SHARES)                        (CLASS A SHARES)
  WITHOUT SALES CHARGE                    WITH SALES CHARGE
      1 YEAR                                 1 YEAR
     (67.63%)                                (69.49%)


   FROM INCEPTION                         FROM INCEPTION
     (8/1/00)                                (8/1/00)
     (59.96%)                                (61.81%)



Note: Past performance is not predictive of future performance. Investment return and principal value of an investment will fluctuate so that an investor's shares upon redemption may be worth more or less than their original cost.


TOTAL RETURNS WITHOUT SALES CHARGE:                                                FUND
                                                                                   ----
1 Year Total Return (9/30/00 to 9/30/01)                                         (74.65%)
Average Annual Total Return Since Inception
     (8/1/00 to 9/30/01)                                                         (66.94%)

TOTAL RETURNS WITH SALES CHARGE:
1 Year Total Return (9/30/00 to 9/30/01)                                         (76.10%)
Average Annual Total Return Since Inception
     (8/1/00 to 9/30/01)                                                         (68.58%)

------------------------
(1) Name changed from DLJ Technology Fund.
(2) The Chase Hambrecht & Quist Technology Index is comprised of a cross-section of computer hardware, computer software, communications, semiconductor, information services and Internet services companies.

           COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE
         CREDIT SUISSE TECHNOLOGY FUND(1) CLASS B SHARES (WITHOUT CDSC),
                AND THE CHASE HAMBRECHT & QUIST TECHNOLOGY INDEX(2)
                         AT EACH MONTH END. (UNAUDITED)


       CREDIT SUISSE TECHNOLOGY FUND(1)      CHASE HAMBRECHT AND QUIST
                         CLASS B SHARES            TECHNOLOGY INDEX(2)
 8/00                           $10,000                        $10,000
 9/00                            $8,942                        $11,762
10/00                            $8,093                        $10,488
11/00                            $5,691                         $9,533
12/00                            $5,557                         $6,824
 1/01                            $6,444                         $6,813
 2/01                            $4,373                         $7,790
 3/01                            $3,460                         $5,558
 4/01                            $4,309                         $4,758
 5/01                            $4,087                         $5,669
 6/01                            $3,941                         $5,371
 7/01                            $3,536                         $5,296
 8/01                            $2,965                         $4,949
 9/01                            $2,249                         $4,396
10/01                            $2,636                         $3,456



    AVERAGE ANNUAL                         AVERAGE ANNUAL
  TOTAL RETURNS FOR                      TOTAL RETURNS FOR
  THE PERIODS ENDED                      THE PERIODS ENDED
10/31/01 (CLASS B SHARES)              10/31/01 (CLASS B SHARES)
    WITHOUT CDSC                             WITH CDSC
     1 YEAR                                   1 YEAR
    (67.42%)                                 (68.73%)

   FROM INCEPTION                           FROM INCEPTION
    (8/1/00)                                  (8/1/00)
     (59.81%)                                 (60.77%)


Note: Past performance is not predictive of future performance. Investment return and principal value of an investment will fluctuate so that an investor's shares upon redemption may be worth more or less than their original cost.


TOTAL RETURNS WITHOUT CDSC:                                                        FUND
                                                                                   ----
1 Year Total Return (9/30/00 to 9/30/01)                                         (74.84%)
Average Annual Total Return Since Inception
     (8/1/00 to 9/30/01)                                                         (67.18%)

TOTAL RETURNS WITH CDSC:
1 Year Total Return (9/30/00 to 9/30/01)                                         (75.85%)
Average Annual Total Return Since Inception
     (8/1/00 to 9/30/01)                                                         (68.03%)

----------------------
(1) Name changed from DLJ Technology Fund.
(2) The Chase Hambrecht & Quist Technology Index is comprised of a cross-section of computer hardware, computer software, communications, semiconductor, information services and Internet services companies.

           COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE
         CREDIT SUISSE TECHNOLOGY FUND(1) CLASS C SHARES (WITHOUT CDSC),
               AND THE CHASE HAMBRECHT & QUIST TECHNOLOGY INDEX(2)
                         AT EACH MONTH END. (UNAUDITED)

          CREDIT SUISSE TECHNOLOGY FUND(1)       CHASE HAMBRECHT AND QUIST
                           CLASS C SHARES               TECHNOLOGY INDEX(2)
 8/00                             $10,000                          $10,000
 9/00                              $8,936                          $11,762
10/00                              $8,087                          $10,488
11/00                              $5,687                           $9,533
12/00                              $5,554                           $6,824
 1/01                              $6,440                           $6,813
 2/01                              $4,370                           $7,790
 3/01                              $3,464                           $5,558
 4/01                              $4,306                           $4,758
 5/01                              $4,085                           $5,669
 6/01                              $3,939                           $5,371
 7/01                              $3,534                           $5,296
 8/01                              $2,964                           $4,949
 9/01                              $2,248                           $4,396
10/01                              $2,615                           $3,456



      AVERAGE ANNUAL                             AVERAGE ANNUAL
    TOTAL RETURNS FOR                          TOTAL RETURNS FOR
THE PERIODS ENDED 10/31/01                 THE PERIODS ENDED 10/31/01
    (CLASS C SHARES)                           (CLASS C SHARES)
    WITHOUT CDSC                                  WITH CDSC
        1 YEAR                                     1 YEAR
        (67.66%)                                   (67.98%)

     FROM INCEPTION                              FROM INCEPTION
       (8/1/00)                                     (8/1/00)
       (60.04%)                                     (60.04%)


Note: Past performance is not predictive of future performance. Investment return and principal value of an investment will fluctuate so that an investor's shares upon redemption may be worth more or less than their original cost.


TOTAL RETURNS WITHOUT CDSC:                                                        FUND
                                                                                   ----
1 Year Total Return (9/30/00 to 9/30/01)                                         (74.84%)
Average Annual Total Return Since Inception
     (8/1/00 to 9/30/01)                                                         (67.18%)

TOTAL RETURNS WITH CDSC:
1 Year Total Return (9/30/00 to 9/30/01)                                         (75.09%)
Average Annual Total Return Since Inception
     (8/1/00 to 9/30/01)                                                         (67.18%)

-----------------------
(1) Name changed from DLJ Technology Fund.
(2) The Chase Hambrecht & Quist Technology Index is comprised of a cross-section of computer hardware, computer software, communications, semiconductor, information services and Internet services companies.

CREDIT SUISSE GLOBAL POST-VENTURE CAPITAL FUND
ANNUAL INVESTMENT ADVISER'S REPORT
October 31, 2001
                                                                December 3, 2001

Dear Shareholder:

   For the period July 31, 2001 (inception date) through October 31, 2001, the Class A (without sales charge)(1), Class B (without CDSC)(1), and Class C (without CDSC)(1) shares of Credit Suisse Global Post-Venture Capital Fund(2) (the "Fund") had losses of 14.05%, 14.23% and 14.17%, respectively, vs. a loss of 14.26% for the Russell 2000 Growth Index(3), a loss of 10.77% for the Lipper Global Funds Index(4), and a loss of 11.47% for the Morgan Stanley International World Index(5).

   Global stock markets suffered sizable declines in the period, with few exceptions. As the global economy steadily weakened, and as profit expectations tumbled, performance was negative across virtually all regions. Europe's markets suffered across-the-board double digit declines, while Japan struggled amid growing pessimism regarding its economy and its grip on internal financial reforms. Most major equity indexes in the U.S. had losses in the 10% to 50% range, with growth-oriented stocks, especially technology stocks, suffering the most, reflecting a global trend.

   The Fund's return reflected the harsh environment for the smaller-cap and aggressive growth stocks it targets. Poor showings from the Fund's North American and European technology stocks especially weighed on its performance. Selling pressure in the technology group was often intense, and fairly indiscriminate of long-term growth prospects. On the positive side, stocks that helped the Fund's return included specific consumer-discretionary names.

   In terms of our regional strategy, we increased our weighting in the U.S. (about 56% of the Fund as October 31) over the course of the period. Notwithstanding a potentially delayed U.S. economic recovery, we remain of the view that the country will emerge from weakness ahead of major economies elsewhere. The Fed's recent aggressive rate reductions--short-term U.S. rates currently stand at 2%, and further cuts are possible--have only strengthened our conviction on that matter, notwithstanding the negative impact of the September terrorist attacks on the U.S. To be sure, we have continued to find intriguing venture-backed stories in Europe, Asia and elsewhere, and remain willing to raise our exposure to various markets as our view of macroeconomic conditions warrant.

   The most noteworthy move we made with respect to sector emphasis was to lower our exposure to technology companies, due to the group's clear vulnerability to any negative profit reports looking over the intermediate term. However, technology has been a key theme of the Fund since its inception, and we continue to believe that the brightest growth prospects over the next five years reside in the group. We seek to raise our technology weighting going forward, and will purchase specific names when we deem them to be attractive from a valuation/risk standpoint. Elsewhere of note, we were overweighted in the consumer-discretionary area and had significant exposure to the financial, health-care and industrial sectors.

   Going forward, we hesitate to offer near-term predictions for the world's markets and economies, especially in the context of recent horrible events. We will state that, historically, in many cases, major shocks were absorbed by markets in fairly short order, and we are encouraged by the stimulus actions (e.g., interest-rate reductions in the U.S. and Europe and various spending packages) being taken by global authorities.

   We believe that there exists a good deal of risk over the coming months, but we also expect to see very compelling opportunities over time. We believe that new companies and maybe even new industries will be born to capitalize on new paradigms, as concepts such as the defense and security of the physical and information worlds are reassessed. We believe that venture capital will fund many of the best ideas, creating additional investment opportunities for us over time. In general, our focus will remain on innovative companies we deem to have strong managements and the financial resources to execute their strategies.

Elizabeth B. Dater                             Vincent J. McBride
Co-Portfolio Manager                           Co-Portfolio Manager

Greg Norton-Kidd
Co-Portfolio Manager

   BECAUSE OF THE NATURE OF THE FUND'S HOLDINGS AND CERTAIN STRATEGIES IT CAN USE, AN INVESTMENT IN THE FUND INVOLVES CERTAIN RISKS AND MAY NOT BE APPROPRIATE FOR ALL INVESTORS.

   INTERNATIONAL INVESTING ENTAILS SPECIAL RISK CONSIDERATIONS, INCLUDING CURRENCY FLUCTUATIONS, LOWER LIQUIDITY, ECONOMIC AND POLITICAL RISKS, AND DIFFERENCES IN ACCOUNTING METHODS. THERE ARE ALSO SPECIAL RISK CONSIDERATIONS ASSOCIATED WITH POST-VENTURE-CAPITAL INVESTMENTS. THESE ARE DETAILED IN THE FUND'S PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

--------------
(1) Total return for Class A Shares for the reporting period, based on offering price (with sales charges) was (19.01%). Total return for Class B Shares for the reporting period, based on redemption value (including CDSC) was (17.66%). Total return for Class C Shares for the reporting period based on redemption value was (15.03%).
(2) Name changed from Warburg Pincus Global Post-Venture Capital Fund.
(3) The Russell 2000 Growth Index is an unmanaged index (with no defined investment objective) of those securities in the Russell 2000 Index with a greater-than-average growth orientation. It includes reinvestment of dividends, and is compiled by Frank Russell Company.
(4) The Lipper Global Funds Index is an equal-weighted performance index, adjusted for capital-gain distributions and income dividends, of the largest qualifying funds in this investment objective, and is compiled by Lipper inc.
(5) The Morgan Stanley International World Index is a market-weighted average of the performance of securities listed on the stock exchanges of all developed countries.

CREDIT SUISSE INTERNATIONAL FUND
ANNUAL INVESTMENT ADVISER'S REPORT
October 31, 2001
                                                                December 3, 2001

Dear Shareholder:

   For the 12 months ended October 31, 2001, the Class A, Class B, and Class C shares of Credit Suisse International Fund(1) (the "Fund") had losses of 24.87%, 25.61%, and 25.47%, respectively, vs. a loss of 24.93% for the Morgan Stanley Europe, Australasia and Far East ("EAFE") Index(2). Note: Effective October 25, 2001, Steven D. Bleiberg, Richard Watt, Emily Alejos and Staci Lombard replaced Hugh Neuburger and Luisa Michel as Co-Portfolio Managers of the Fund.

MANAGER COMMENTARY

   International equity markets struggled in the period. The group was pressured by worries over a slowing global economy and a related string of profit disappointments. Despite the U.S. Federal Reserve's aggressive lowering of interest rates this year, and rate cuts by other central banks, evidence of a rebound did not emerge and the profit-growth picture remained generally bleak.

   The final two months of the period were highly noteworthy. The terrorist attacks on the U.S. caused an immediate plunge in global stock markets, due to heightened risk concerns and to fears that the economic recovery would be delayed even more. October was a positive month for most markets, however. Central monetary authorities stepped up their easing efforts, and much of the liquidity found its way into equities, notwithstanding a continued flow of weak economic data.

   The Fund had a loss for the 12 months, performing in line with its EAFE benchmark. We maintained a basically neutral approach to the Fund's regional allocation, seeking to add value via individual stock selection. (Going forward, the Fund's management team will combine a top-down, regional analysis with bottom-up company research, and the Fund's relative regional weightings will be adjusted as the managers deem appropriate on a risk/reward basis) While the Fund had its share of relatively good performers for the period--e.g., certain financial-services and health-care stocks--their showings were offset by underperformances elsewhere in the portfolio, such as from specific cyclical-type and consumer names.

   Going forward, we expect volatility to continue, and believe that an economic recovery could indeed be forestalled. But looking over the next year and beyond, we see grounds for optimism that the global economy can regain a solid footing. The aggressive Fed easing, combined with anticipated fiscal expansion, could in due course propel the U.S. economy higher, lifting other economies with it. The key question in our view is: When will growth appear, and how quickly will investors start to discount better news? Time will tell, but in any event the Fund will remain focused on companies its management deems to have good long-term prospects.

Hugh Neuburger                                 Luisa Michel
Co-Portfolio Manager                           Co-Portfolio Manager

   INTERNATIONAL INVESTING ENTAILS SPECIAL RISK CONSIDERATIONS, INCLUDING CURRENCY FLUCTUATIONS, LOWER LIQUIDITY, ECONOMIC AND POLITICAL RISKS, AND DIFFERENCES IN ACCOUNTING METHODS; THESE RISKS ARE GENERALLY HEIGHTENED FOR EMERGING-MARKET INVESTMENTS.

           COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE CREDIT SUISSE INTERNATIONAL FUND(1) CLASS A SHARES (WITH SALES CHARGE)
                  AND THE MORGAN STANLEY EUROPE, AUSTRALASIA,
               AND FAR EAST INDEX(2) AT EACH MONTH END. (UNAUDITED)

      CREDIT SUISSE INTERNATIONAL FUND(1)   MORGAN STANLEY EUROPE, AUSTRALASIA,
                           CLASS A SHARES                 AND FAR EAST INDEX(2)
 9/95                           $9,425.00                              $10,000
 9/95                           $9,227.08                              $10,198
10/95                           $9,028.69                               $9,926
11/95                           $9,207.46                              $10,205
12/95                           $9,537.09                              $10,619
 1/96                           $9,641.04                              $10,665
 2/96                           $9,641.04                              $10,704
 3/96                           $9,801.08                              $10,934
 4/96                          $10,197.05                              $11,255
 5/96                          $10,121.59                              $11,050
 6/96                          $10,244.06                              $11,115
 7/96                           $9,848.64                              $10,793
 8/96                           $9,763.94                              $10,819
 9/96                          $10,037.33                              $11,109
10/96                           $9,783.39                              $10,999
11/96                          $10,141.46                              $11,439
12/96                          $10,113.06                              $11,295
 1/97                          $10,093.85                              $10,902
 2/97                          $10,084.76                              $11,083
 3/97                          $10,188.64                              $11,126
 4/97                          $10,226.33                              $11,187
 5/97                          $10,810.26                              $11,918
 6/97                          $11,413.47                              $12,578
 7/97                          $11,658.86                              $12,784
 8/97                          $10,791.44                              $11,832
 9/97                          $11,573.82                              $12,497
10/97                          $10,763.65                              $11,540
11/97                          $10,772.26                              $11,425
12/97                          $10,854.13                              $11,527
 1/98                          $11,407.69                              $12,057
 2/98                          $12,124.10                              $12,833
 3/98                          $12,439.32                              $13,231
 4/98                          $12,439.32                              $13,339
 5/98                          $12,639.60                              $13,277
 6/98                          $12,782.42                              $13,381
 7/98                          $12,963.94                              $13,519
 8/98                          $11,474.38                              $11,847
 9/98                          $10,806.57                              $11,487
10/98                          $11,646.24                              $12,688
11/98                          $12,457.98                              $13,341
12/98                          $12,771.92                              $13,871
 1/99                          $12,782.14                              $13,833
 2/99                          $12,457.48                              $13,506
 3/99                          $12,882.28                              $14,073
 4/99                          $13,297.09                              $14,647
 5/99                          $12,618.93                              $13,896
 6/99                          $13,206.98                              $14,441
 7/99                          $13,500.17                              $14,873
 8/99                          $13,682.42                              $14,931
 9/99                          $13,641.38                              $15,085
10/99                          $14,177.48                              $15,653
11/99                          $15,113.20                              $16,200
12/99                          $16,337.36                              $17,657
 1/00                          $15,148.00                              $16,539
 2/00                          $15,967.51                              $16,987
 3/00                          $16,417.80                              $17,649
 4/00                          $15,367.06                              $16,723
 5/00                          $14,847.65                              $16,318
 6/00                          $15,471.25                              $16,960
 7/00                          $15,067.45                              $16,252
 8/00                          $15,194.02                              $16,397
 9/00                          $14,270.22                              $15,601
10/00                          $13,912.04                              $15,236
11/00                          $13,244.26                              $14,668
12/00                          $13,874.69                              $15,193
 1/01                          $13,837.23                              $15,186
 2/01                          $12,874.16                              $14,048
 3/01                          $11,909.88                              $13,118
 4/01                          $12,712.61                              $14,038
 5/01                          $12,267.67                              $13,554
 6/01                          $11,797.81                              $13,005
 7/01                          $11,551.24                              $12,769
 8/01                          $11,366.42                              $12,448
 9/01                          $10,267.29                              $11,190
10/01                          $10,427.46                              $11,476



      AVERAGE ANNUAL                             AVERAGE ANNUAL
    TOTAL RETURNS FOR                          TOTAL RETURNS FOR
THE PERIODS ENDED 10/31/01                 THE PERIODS ENDED 10/31/01
    (CLASS A SHARES)                           (CLASS A SHARES)
   WITHOUT SALES CHARGE                        WITH SALES CHARGE
       1 YEAR                                        1 YEAR
     (24.87%)                                      (29.38%)

       3 YEAR                                        3 YEAR
      (3.53%)                                       (5.48%)

       5 YEAR                                        5 YEAR
       1.34%                                         0.10%

   FROM INCEPTION                                  FROM INCEPTION
     (9/13/95)                                       (9/13/95)
       1.70%                                          0.69%


Note: Past performance is not predictive of future performance. Investment return and principal value of an investment will fluctuate so that an investor's shares upon redemption may be worth more or less than their original cost.


TOTAL RETURNS WITHOUT SALES CHARGE:                                               FUND
                                                                                  ----
1 Year Total Return (9/30/00 to 9/30/01)                                         (28.05%)
3 Year Average Annual Total Return (9/30/98 to 9/30/01)                           (1.68%)
5 Year Average Annual Total Return (9/30/96 to 9/30/01)                            0.46%
Average Annual Total Return Since Inception
   (9/13/95 to 9/30/01)                                                            1.42%

TOTAL RETURNS WITH SALES CHARGE:
1 Year Total Return (9/30/00 to 9/30/01)                                         (32.17%)
3 Year Total Return (9/30/98 to 9/30/01)                                          (3.61%)
5 Year Total Return (9/30/96 to 9/30/01)                                          (0.73%)
Average Annual Total Return Since Inception
   (9/13/95 to 9/30/01)                                                            0.44%

------------------
(1) Name changed from DLJ International Equity Fund.
(2) The Morgan Stanley Europe, Australasia and Far East Index is an unmanaged index (with no defined investment objective) of international equities that includes reinvestment of dividends, and is the exclusive property of Morgan Stanley & Co. Incorporated.

           COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE
       CREDIT SUISSE INTERNATIONAL FUND(1) CLASS B SHARES (WITHOUT CDSC),
                  AND THE MORGAN STANLEY EUROPE, AUSTRALASIA,
               AND FAR EAST INDEX(2) AT EACH MONTH END. (UNAUDITED)

        CREDIT SUISSE INTERNATIONAL FUND(1)   MORGAN STANLEY EUROPE, AUSTRALASIA,
                             CLASS B SHARES                 AND FAR EAST INDEX(2)
                                 $10,000                              $10,000
 9/95                             $9,780                              $10,198
10/95                             $9,570                               $9,926
11/95                             $9,750                              $10,205
12/95                            $10,100                              $10,619
 1/96                            $10,200                              $10,665
 2/96                            $10,190                              $10,704
 3/96                            $10,360                              $10,934
 4/96                            $10,780                              $11,255
 5/96                            $10,690                              $11,050
 6/96                            $10,810                              $11,115
 7/96                            $10,380                              $10,793
 8/96                            $10,290                              $10,819
 9/96                            $10,570                              $11,109
10/96                            $10,290                              $10,999
11/96                            $10,670                              $11,439
12/96                            $10,630                              $11,295
 1/97                            $10,600                              $10,902
 2/97                            $10,590                              $11,083
 3/97                            $10,690                              $11,126
 4/97                            $10,730                              $11,187
 5/97                            $11,320                              $11,918
 6/97                            $11,950                              $12,578
 7/97                            $12,200                              $12,784
 8/97                            $11,290                              $11,832
 9/97                            $12,100                              $12,497
10/97                            $11,240                              $11,540
11/97                            $11,249                              $11,425
12/97                            $11,319                              $11,527
 1/98                            $11,894                              $12,057
 2/98                            $12,630                              $12,833
 3/98                            $12,952                              $13,231
 4/98                            $12,942                              $13,339
 5/98                            $13,144                              $13,277
 6/98                            $13,285                              $13,381
 7/98                            $13,466                              $13,519
 8/98                            $11,713                              $11,847
 9/98                            $11,209                              $11,487
10/98                            $12,075                              $12,688
11/98                            $12,902                              $13,341
12/98                            $13,224                              $13,871
 1/99                            $13,224                              $13,833
 2/99                            $12,881                              $13,506
 3/99                            $13,320                              $14,073
 4/99                            $13,737                              $14,647
 5/99                            $13,020                              $13,896
 6/99                            $13,630                              $14,441
 7/99                            $13,919                              $14,873
 8/99                            $14,091                              $14,931
 9/99                            $14,037                              $15,085
10/99                            $14,594                              $15,653
11/99                            $15,539                              $16,200
12/99                            $16,789                              $17,657
 1/00                            $15,564                              $16,539
 2/00                            $16,397                              $16,987
 3/00                            $16,838                              $17,649
 4/00                            $15,760                              $16,723
 5/00                            $15,208                              $16,318
 6/00                            $15,809                              $16,960
 7/00                            $15,380                              $16,252
 8/00                            $15,515                              $16,397
 9/00                            $14,559                              $15,601
10/00                            $14,179                              $15,236
11/00                            $13,494                              $14,668
12/00                            $14,125                              $15,193
 1/01                            $14,086                              $15,186
 2/01                            $13,086                              $14,048
 3/01                            $12,100                              $13,118
 4/01                            $12,915                              $14,038
 5/01                            $12,455                              $13,554
 6/01                            $11,955                              $13,005
 7/01                            $11,692                              $12,769
 8/01                            $11,495                              $12,448
 9/01                            $10,377                              $11,190
10/01                            $10,535                              $11,476


       AVERAGE ANNUAL                                AVERAGE ANNUAL
     TOTAL RETURNS FOR                             TOTAL RETURNS FOR
THE PERIODS ENDED 10/31/01                    THE PERIODS ENDED 10/31/01
     (CLASS B SHARES)                              (CLASS B SHARES)
       WITHOUT CDSC                                   WITH CDSC
       1 YEAR                                        1 YEAR
     (25.61%)                                      (28.47%)

       3 YEAR                                        3 YEAR
      (4.41%)                                       (4.94%)

       5 YEAR                                        5 YEAR
       0.50%                                         0.50%

   FROM INCEPTION                                FROM INCEPTION
     (9/13/95)                                     (9/13/95)
       0.87%                                         0.87%


Note: Past performance is not predictive of future performance. Investment return and principal value of an investment will fluctuate so that an investor's shares upon redemption may be worth more or less than their original cost.


TOTAL RETURNS WITHOUT CDSC:                                                      FUND
                                                                                 ----
1 Year Total Return (9/30/00 to 9/30/01)                                         (28.72%)
3 Year Average Annual Total Return (9/30/98 to 9/30/01)                           (2.54%)
5 Year Average Annual Total Return (9/30/96 to 9/30/01)                           (0.37%)
Average Annual Total Return Since Inception
   (9/13/95 to 9/30/01)                                                            0.61%


TOTAL RETURNS WITH CDSC:                                                         FUND
                                                                                 ----
1 Year Total Return (9/30/00 to 9/30/01)                                         (31.38%)
3 Year Total Return (9/30/98 to 9/30/01)                                          (3.04%)
5 Year Total Return (9/30/96 to 9/30/01)                                          (0.37%)
Average Annual Total Return Since Inception
   (9/13/95 to 9/30/01)                                                            0.61%

-------------------
(1) Name changed from DLJ International Equity Fund.
(2) The Morgan Stanley Europe, Australasia and Far East Index is an unmanaged index (with no defined investment objective) of international equities that includes reinvestment of dividends, and is the exclusive property of Morgan Stanley & Co. Incorporated.

           COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE
       CREDIT SUISSE INTERNATIONAL FUND(1) CLASS C SHARES (WITHOUT CDSC),
                  AND THE MORGAN STANLEY EUROPE, AUSTRALASIA,
               AND FAR EAST INDEX(2) AT EACH MONTH END. (UNAUDITED)


       CREDIT SUISSE INTERNATIONAL FUND(1)    MORGAN STANLEY EUROPE, AUSTRALASIA,
                            CLASS C SHARES                   AND FAR EAST INDEX(2)
 2/00                             $10,000                              $10,000
 2/00                             $10,083                              $10,271
 3/00                             $10,354                              $10,671
 4/00                              $9,684                              $10,112
 5/00                              $9,345                               $9,867
 6/00                              $9,729                              $10,255
 7/00                              $9,473                               $9,827
 8/00                              $9,548                               $9,914
 9/00                              $8,961                               $9,433
10/00                              $8,727                               $9,212
11/00                              $8,298                               $8,869
12/00                              $8,694                               $9,186
 1/01                              $8,670                               $9,182
 2/01                              $8,056                               $8,494
 3/01                              $7,450                               $7,932
 4/01                              $7,951                               $8,488
 5/01                              $7,668                               $8,195
 6/01                              $7,369                               $7,863
 7/01                              $7,208                               $7,721
 8/01                              $7,086                               $7,527
 9/01                              $6,400                               $6,766
10/01                              $6,488                               $6,939


      AVERAGE ANNUAL                              AVERAGE ANNUAL
    TOTAL RETURNS FOR                           TOTAL RETURNS FOR
THE PERIODS ENDED 10/31/01                  THE PERIODS ENDED 10/31/01
    (CLASS C SHARES)                            (CLASS C SHARES)
      WITHOUT CDSC                                  WITH CDSC
       1 YEAR                                      1 YEAR
     (25.47%)                                    (26.35%)

   FROM INCEPTION                              FROM INCEPTION
     (2/28/00)                                   (2/28/00)
      (22.66%)                                    (22.66%)



Note: Past performance is not predictive of future performance. Investment return and principal value of an investment will fluctuate so that an investor's shares upon redemption may be worth more or less than their original cost.


TOTAL RETURNS WITHOUT CDSC:                                                       FUND
                                                                                  ----
1 Year Total Return (9/30/00 to 9/30/01)                                         (28.58%)
Average Annual Total Return Since Inception
     (2/28/00 to 9/30/01)                                                        (24.49%)


TOTAL RETURNS WITH CDSC:                                                          FUND
                                                                                  ----
1 Year Total Return (9/30/00 to 9/30/01)                                         (29.25%)
Average Annual Total Return Since Inception
     (2/28/00 to 9/30/01)                                                        (24.49%)

-------------------
(1) Name changed from DLJ International Equity Fund.
(2) The Morgan Stanley Europe, Australasia and Far East Index is an unmanaged index (with no defined investment objective) of international equities that includes reinvestment of dividends, and is the exclusive property of Morgan Stanley & Co. Incorporated.

CREDIT SUISSE FIXED INCOME FUND
ANNUAL INVESTMENT ADVISER'S REPORT
October 31, 2001
                                                                December 3, 2001

Dear Shareholder:

   For the period July 31, 2001 (inception date) through October 31, 2001, the Class A (without sales charge)(1), Class B (without CDSC)(1), and Class C (without CDSC)(1), shares of Credit Suisse Fixed Income Fund(2) (the "Fund") had gains of 2.13%, 1.96% and 1.89%, respectively, vs. gains of 4.46% for the Lehman Brothers Aggregate Bond Index(3) and 4.18% for the Lehman Brothers Intermediate Government/Corporate Bond Index(4).

   The period was a good one for bonds, at least for the high-quality securities that comprise the bulk of the U.S. bond market. Investors took refuge in relatively stable and liquid investment-grade bonds amid a weakening economy and a falling stock market. The Federal Reserve's aggressive lowering of interest rates during the period also supported the rally in fixed-income issues. Government bonds such as Treasuries had solid gains, as did most investment-grade corporate bonds, despite the economic slowdown and a related softening of corporate profits. High-yield bonds were generally lackluster, reflecting investors' general aversion to risk (for example, in the weeks following the September 11 attacks, high-yield debt declined sharply).

   Against this backdrop, the Fund had a sizable gain, though it was somewhat restrained by its overweighting in high-yield debt (high-yield bonds accounted for about 12% of the Fund as of the end of the period). We raised that weighting in the period in the belief that an improving economy would benefit high-yield bonds in terms of total return. The group's late-period setback aside, and notwithstanding the likelihood of a delayed economic recovery, we plan to maintain our position. We will continue to closely monitor default trends--at present, we believe that yields are sufficiently high to compensate for expected incremental defaults---and will make adjustments to the Fund as we deem appropriate on a risk/reward basis.

   The overall credit rating of the Fund remained investment grade (with an average A rating as of October 31, 2001). We ended the period with an overweighting in higher-quality corporate bonds, and maintained significant exposure to high-grade asset-backed debt and mortgage-backed issues. We had a relatively light weighting in Treasury bonds, based on our view that their longer-term total-return potential is fairly limited.

   Going forward, although shocking events have hampered our strategy of positioning the Fund for a macroeconomic recovery, we have not abandoned that strategy. However, we now expect macroeconomic conditions to worsen sufficiently for the economy to experience negative GDP growth in at least the final two quarters of 2001 and not begin to rebound until approximately mid-2002.

   The degree of that rebound, however, could be sharper than previously forecast. We believe that patience will be rewarded. Given a favorable combination of recent developments--notably the aggressive easing by the Fed, falling energy prices and the likelihood of massive fiscal stimulus to rebuild damaged infrastructure and boost military capabilities--the eventual benefits for the economy might be substantial. Set within this environment, we believe that valuations are especially attractive for the non-Treasury sectors in which we invest.

Gregg M. Diliberto                             Jo Ann Corkran
Co-Portfolio Manager                           Co-Portfolio Manager

Leland Crabbe                                  Jose A. Rodriguez
Co-Portfolio Manager                           Co-Portfolio Manager

   HIGH-YIELD BONDS ARE LOWER-QUALITY BONDS THAT ARE ALSO KNOWN AS "JUNK BONDS." SUCH BONDS ENTAIL GREATER RISK THAN THOSE FOUND IN HIGHER-RATED SECURITIES.

------------------
(1) Total return for Class A Shares for the reporting period, based on offering price (with sales charges) was (2.71%). Total return for Class B Shares for the reporting period, based on redemption value (including CDSC) was (2.04%). Total return for Class C Shares for the reporting period based on redemption value was 0.89%.
(2) Name changed from Warburg Pincus Fixed Income Fund.
(3) The Lehman Brothers Aggregate Bond Index is composed of the Lehman Brothers Intermediate Government/Corporate Bond Index and the Lehman Brothers Mortgage-Backed Securities Index, and includes U.S. Treasury and agency issues, corporate bond issues and mortgage-backed securities rated investment-grade or higher by Moody's investors Service, Standard & Poor's Corporation or Fitch Investors' Service.
(4) The Lehman Brothers Intermediate Government/Corporate Bond Index is an unmanaged index (with no defined investment objective) of intermediate-term government and corporate bonds, and is calculated by Lehman Brothers Inc.

CREDIT SUISSE HIGH INCOME FUND
ANNUAL INVESTMENT ADVISER'S REPORT
October 31, 2001
                                                                December 3, 2001

Dear Shareholder:

   For the 12 months ended October 31, 2001 the Class A, Class B, and Class C shares of Credit Suisse High Income Fund(1) (the "Fund") had gains of 1.13%, 0.14% and 0.14%, respectively, vs. a return of 0.44% for the CSFB High Yield Index, Developed Countries Only(2).

   The period was ultimately a lackluster one for high-yield bonds, though this belied the group's volatility during the 12 months. The group had periodic rallies, which typically proved short-lived due to a flow of disappointing economic reports. The last two months of the period were especially noteworthy. High-yield bond prices plunged in the weeks following the terrorist atrocities, with September turning out to be one of the worst months for the group on record. However, these bonds had a generally good showing in October, with investors appearing to take heart from the Federal Reserve's aggressive efforts to cut interest rates and boost the economy.

   The Fund had a positive, albeit modest, total return for the period, reflecting the restrained environment for high-yield debt. The Fund outperformed its benchmark, though we lost ground as the late-period uncertainty particularly weighed on B-rated bonds, which we continued to favor over BB-rated issues (the Fund had a considerably wider edge over its benchmark as of the period's midway point).

   We believe much uncertainty remains, and that high yield's upside potential over the near-to-intermediate term could be limited by certain factors. One is the general expectation that the U.S. economy will experience a meaningful rebound at least one or two quarters later than previously anticipated. Investors therefore could be less willing to lend capital to borrowers whose creditworthiness may not be solid. And potentially high volatility in NASDAQ-type stocks, which frequently set the tone for high-yield bonds, could periodically upend the group.

   That said, we have made no major strategy changes in the portfolio. We plan to maintain an average credit quality of B for the Fund; we expect to continue to overweight the cable/media, gaming and energy sectors; and we are unlikely to materially raise our exposure to the volatile telecommunications industry anytime soon (our weighting has remained at a slightly below-market level). As always, we will continue to strive to provide what we deem to be attractive levels of income from a diversified portfolio of high-yield bonds.

Richard J. Lindquist
Portfolio Manager

   HIGH-YIELD BONDS ARE LOWER-QUALITY BONDS THAT ARE ALSO KNOWN AS "JUNK BONDS." SUCH BONDS ENTAIL GREATER RISKS THAN THOSE FOUND IN HIGHER-RATED SECURITIES.

           COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE
      CREDIT SUISSE HIGH INCOME FUND(1) CLASS A SHARES (WITH SALES CHARGE),
         THE LIPPER HIGH YIELD INDEX(2) AND THE CSFB HIGH YIELD INDEX,
            DEVELOPED COUNTRIES ONLY(3) AT EACH MONTH END. (UNAUDITED)

                CREDIT SUISSE
              HIGH INCOME FUND(1)             LIPPER HIGH        CSFB HIGH
                CLASS A SHARES               YIELD INDEX(2)   YIELD INDEX(3)
 3/99                $9,525                      $10,000         $10,000
 3/99                $9,850                      $10,176         $10,091
 4/99               $10,167                      $10,440         $10,314
 5/99                $9,648                      $10,241         $10,203
 6/99               $10,098                      $10,242         $10,208
 7/99               $10,322                      $10,245         $10,213
 8/99               $10,462                      $10,142         $10,122
 9/99               $10,430                      $10,063         $10,044
10/99               $10,840                      $10,034          $9,995
11/99               $11,556                      $10,210         $10,131
12/99               $12,492                      $10,333         $10,253
 1/00               $11,582                      $10,282         $10,212
 2/00               $12,209                      $10,355         $10,275
 3/00               $12,553                      $10,176         $10,121
 4/00               $11,750                      $10,131         $10,106
 5/00               $11,353                       $9,951          $9,944
 6/00               $11,829                      $10,135         $10,167
 7/00               $11,521                      $10,153         $10,263
 8/00               $11,617                      $10,206         $10,332
 9/00               $10,911                      $10,056         $10,237
10/00               $10,637                       $9,712          $9,918
11/00               $10,127                       $9,170          $9,527
12/00               $10,609                       $9,329          $9,719
 1/01               $10,580                       $9,947         $10,301
 2/01                $9,844                       $9,979         $10,405
 3/01                $9,106                       $9,648         $10,198
 4/01                $9,720                       $9,521         $10,092
 5/01                $9,380                       $9,623         $10,294
 6/01                $9,021                       $9,339         $10,134
 7/01                $8,832                       $9,394         $10,243
 8/01                $8,691                       $9,436         $10,386
 9/01                $7,850                       $8,769          $9,731
10/01                $7,973                       $8,970          $9,953



       AVERAGE ANNUAL                                 AVERAGE ANNUAL
      TOTAL RETURNS FOR                              TOTAL RETURNS FOR
THE PERIODS ENDED 10/31/01                     THE PERIODS ENDED 10/31/01
     (CLASS A SHARES)                               (CLASS A SHARES)
   WITHOUT SALES CHARGE                             WITH SALES CHARGE
        1 YEAR                                         1 YEAR
        1.13%                                          (3.72%)

    FROM INCEPTION                                 FROM INCEPTION
      (3/9/99)                                       (3/9/99)
       1.23%                                          (0.62%)

Note: Past performance is not predictive of future performance. Investment return and principal value of an investment will fluctuate so that an investor's shares upon redemption may be worth more or less than their original cost.


TOTAL RETURNS WITHOUT SALES CHARGE:                                                FUND
                                                                                   ----
1 Year Total Return (9/30/00 to 9/30/01)                                          (4.92%)
Average Annual Total Return Since Inception
     (3/9/99 to 9/30/01)                                                          (0.18%)


TOTAL RETURNS WITH SALES CHARGE:                                                   FUND
                                                                                   ----
1 Year Total Return (9/30/00 to 9/30/01)                                          (9.44%)
Average Annual Total Return Since Inception
     (3/9/99 to 9/30/01)                                                          (2.06%)

--------------------

(1) Name changed from DLJ High Income Fund.
(2) The Lipper High Yield Bond Fund Index is an equally weighted performance index of the 30 largest funds within the investment objective of high yield bonds, as defined by Lipper. The index is adjusted for the reinvestment of capital gains and income dividends.
(3) The Credit Suisse First Boston High Yield Index, Developed Countries Only is an unmanaged index (with no defined investment objective) of domestic high yield bonds and is compiled by Credit Suisse First Boston, an affiliate of the Fund's advisor. Name changed from The Credit Suisse First Boston Domestic+ High Yield Index effective May 31, 2001.

           COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE
        CREDIT SUISSE HIGH INCOME FUND(1) CLASS B SHARES (WITHOUT CDSC),
         THE LIPPER HIGH YIELD INDEX,(2) AND THE CSFB HIGH YIELD INDEX,
           DEVELOPED COUNTRIES ONLY(3) AT EACH MONTH END. (UNAUDITED)

                CREDIT SUISSE
             HIGH INCOME FUND(1) LIPPER HIGH YIELD    CSFB HIGH
               CLASS B SHARES         INDEX(2)      YIELD INDEX(3)
                    $10,000           $10,000         $10,000
 3/99               $10,233           $10,176         $10,091
 4/99               $10,432           $10,440         $10,314
 5/99               $10,268           $10,241         $10,203
 6/99               $10,253           $10,242         $10,208
 7/99               $10,280           $10,245         $10,213
 8/99               $10,185           $10,142         $10,122
 9/99               $10,172           $10,063         $10,044
10/99               $10,160           $10,034          $9,995
11/99               $10,363           $10,210         $10,131
12/99               $10,457           $10,333         $10,253
 1/00               $10,391           $10,282         $10,212
 2/00               $10,417           $10,355         $10,275
 3/00               $10,221           $10,176         $10,121
 4/00               $10,317           $10,131         $10,106
 5/00               $10,250            $9,951          $9,944
 6/00               $10,347           $10,135         $10,167
 7/00               $10,403           $10,153         $10,263
 8/00               $10,470           $10,206         $10,332
 9/00               $10,338           $10,056         $10,237
10/00               $10,078            $9,712          $9,918
11/00                $9,680            $9,170          $9,527
12/00                $9,888            $9,329          $9,719
 1/01               $10,578            $9,947         $10,301
 2/01               $10,771            $9,979         $10,405
 3/01               $10,507            $9,648         $10,198
 4/01               $10,516            $9,521         $10,092
 5/01               $10,638            $9,623         $10,294
 6/01               $10,336            $9,339         $10,134
 7/01               $10,457            $9,394         $10,243
 8/01               $10,574            $9,436         $10,386
 9/01                $9,732            $8,769          $9,731
10/01               $10,092            $8,970          $9,953


       AVERAGE ANNUAL                              AVERAGE ANNUAL
     TOTAL RETURNS FOR                           TOTAL RETURNS FOR
THE PERIODS ENDED 10/31/01                  THE PERIODS ENDED 10/31/01
     (CLASS B SHARES)                            (CLASS B SHARES)
       WITHOUT CDSC                                 WITH CDSC
        1 YEAR                                      1 YEAR
         0.14%                                       (3.51%)

      FROM INCEPTION                              FROM INCEPTION
        (3/9/99)                                    (3/2/99)
         0.35%                                       (0.25%)


Note: Past performance is not predictive of future performance. Investment return and principal value of an investment will fluctuate so that an investor's shares upon redemption may be worth more or less than their original cost.


TOTAL RETURNS WITHOUT CDSC:                                                        FUND
                                                                                   ----
1 Year Total Return (9/30/00 to 9/30/01)                                          (5.86%)
Average Annual Total Return Since Inception
     (3/9/99 to 9/30/01)                                                          (1.05%)

TOTAL RETURNS WITH CDSC:                                                           FUND
                                                                                   ----
1 Year Total Return (9/30/00 to 9/30/01)                                          (9.30%)
Average Annual Total Return Since Inception
     (3/9/99 to 9/30/01)                                                          (1.67%)

-------------------
(1) Name changed from DLJ High Income Fund.
(2) The Lipper High Yield Bond Fund Index is an equally weighted performance index of the 30 largest funds within the investment objective of high yield bonds, as defined by Lipper. The index is adjusted for the reinvestment of capital gains and income dividends.
(3) The Credit Suisse First Boston High Yield Index, Developed Countries Only is an unmanaged index (with no defined investment objective) of domestic high yield bonds and is compiled by Credit Suisse First Boston, an affiliate of the Fund's advisor. Name changed from The Credit Suisse First Boston Domestic+ High Yield Index effective May 31, 2001.

           COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE
        CREDIT SUISSE HIGH INCOME FUND(1) CLASS C SHARES (WITHOUT CDSC),
                         THE LIPPER HIGH YIELD INDEX(2)
           AND THE CSFB HIGH YIELD INDEX, DEVELOPED COUNTRIES ONLY(3)
                         AT EACH MONTH END. (UNAUDITED)

                CREDIT SUISSE
              HIGH INCOME FUND(1) LIPPER HIGH YIELD    CSFB HIGH
               CLASS C SHARES         INDEX(2)      YIELD INDEX(3)
 2/00               $10,000           $10,000         $10,000
 2/00               $10,005           $10,071         $10,062
 3/00                $9,817            $9,897          $9,911
 4/00                $9,908            $9,853          $9,896
 5/00                $9,844            $9,678          $9,738
 6/00                $9,937            $9,857          $9,956
 7/00                $9,990            $9,875         $10,049
 8/00               $10,053            $9,926         $10,117
 9/00                $9,916            $9,780         $10,024
10/00                $9,667            $9,446          $9,712
11/00                $9,296            $8,919          $9,329
12/00                $9,484            $9,073          $9,517
 1/01               $10,146            $9,674         $10,087
 2/01               $10,331            $9,705         $10,189
 3/01               $10,090            $9,383          $9,986
 4/01               $10,087            $9,260          $9,882
 5/01               $10,203            $9,359         $10,080
 6/01                $9,914            $9,083          $9,924
 7/01               $10,041            $9,136         $10,030
 8/01               $10,142            $9,177         $10,170
 9/01                $9,347            $8,529          $9,528
10/01                $9,680            $8,724          $9,746


      AVERAGE ANNUAL                                   AVERAGE ANNUAL
    TOTAL RETURNS FOR                                TOTAL RETURNS FOR
THE PERIODS ENDED 10/31/01                       THE PERIODS ENDED 10/31/01
     (CLASS C SHARES)                                 (CLASS C SHARES)
       WITHOUT CDSC                                       WITH CDSC
        1 YEAR                                           1 YEAR
        0.14%                                           (0.77%)

     FROM INCEPTION                                   FROM INCEPTION
      (2/25/00)                                        (2/25/00)
        (1.93%)                                          (1.93%)


Note: Past performance is not predictive of future performance. Investment return and principal value of an investment will fluctuate so that an investor's shares upon redemption may be worth more or less than their original cost.


TOTAL RETURNS WITHOUT CDSC:                                                        FUND
                                                                                   ----
1 Year Total Return (9/30/00 to 9/30/01)                                          (5.74%)
Average Annual Total Return Since Inception
     (2/25/00 to 9/30/01)                                                         (4.16%)


TOTAL RETURNS WITH CDSC:                                                           FUND
                                                                                   ----
1 Year Total Return (9/30/00 to 9/30/01)                                          (6.60%)
Average Annual Total Return Since Inception
     (2/25/00 to 9/30/01)                                                         (4.16%)

--------------------
(1) Name changed from DLJ High Income Fund.
(2) The Lipper High Yield Bond Fund Index is an equally weighted performance index of the 30 largest funds within the investment objective of high yield bonds, as defined by Lipper. The index is adjusted for the reinvestment of capital gains and income dividends.
(3) The Credit Suisse First Boston High Yield Index, Developed Countries Only is an unmanaged index (with no defined investment objective) of domestic high yield bonds and is compiled by Credit Suisse First Boston, an affiliate of the Fund's advisor. Name changed from The Credit Suisse First Boston Domestic+ High Yield Index effective May 31, 2001.

CREDIT SUISSE BLUE CHIP FUND
SCHEDULE OF INVESTMENTS
October 31, 2001

                                                                                         NUMBER OF
                                                                                           SHARES         VALUE
                                                                                         ---------    ------------
COMMON STOCKS (99.9%)
BANKS (8.7%)
     Bank of New York Co., Inc.                                                            45,000     $  1,530,450
     Bank One Corp.                                                                        78,000        2,588,820
     Citigroup, Inc.                                                                       98,500        4,483,720
     FleetBoston Financial Corp.                                                           94,000        3,088,840
     J.P. Morgan Chase & Co.                                                               74,000        2,616,640
                                                                                                      ------------
                                                                                                        14,308,470
                                                                                                      ------------
CHEMICALS (1.6%)
     Air Products & Chemicals, Inc.                                                        31,000        1,241,240
     Avery-Dennison Corp.                                                                  30,400        1,407,520
                                                                                                      ------------
                                                                                                         2,648,760
                                                                                                      ------------
COMPUTER HARDWARE & BUSINESS MACHINES (2.0%)
     Cisco Systems, Inc.(1)                                                               140,600        2,378,952
     EMC Corp.(1)                                                                          70,800          872,256
                                                                                                      ------------
                                                                                                         3,251,208
                                                                                                      ------------
COMPUTER SOFTWARE (7.6%)
     International Business Machines Corp.                                                 31,500        3,404,205
     Microsoft Corp.(1)                                                                   102,800        5,977,820
     Oracle Corp.(1)                                                                      131,600        1,784,496
     Siebel Systems, Inc.(1)                                                               48,500          792,005
     VERITAS Software Corp.(1)                                                             16,300          462,594
                                                                                                      ------------
                                                                                                        12,421,120
                                                                                                      ------------
DEPARTMENT STORES (5.3%)
     Target Corp.                                                                         117,300        3,653,895
     Wal-Mart Stores, Inc.                                                                 99,200        5,098,880
                                                                                                      ------------
                                                                                                         8,752,775
                                                                                                      ------------
DRUGS (9.9%)
     American Home Products Corp.                                                          72,000        4,019,760
     Amgen, Inc.(1)                                                                        67,500        3,835,350
     Merck & Co., Inc.                                                                     40,400        2,577,924
     Pfizer, Inc.                                                                          85,480        3,581,612
     Pharmacia Corp.                                                                       55,700        2,256,964
                                                                                                      ------------
                                                                                                        16,271,610
                                                                                                      ------------
ELECTRICAL UTILITY (0.4%)
     AES Corp.(1)                                                                          47,000          650,950
                                                                                                      ------------
ELECTRONIC EQUIPMENT (4.7%)
     CIENA Corp.(1)                                                                        49,000          796,740
     General Dynamics Corp.                                                                53,100        4,332,960
     Nortel Networks Corp.                                                                126,400          734,384
     Sanmina Corp.(1)                                                                      23,400          354,276
     Scientific-Atlanta, Inc.                                                              60,000        1,252,200
                                                                                                      ------------
                                                                                                         7,470,560
                                                                                                      ------------

                See Accompanying Notes to Financial Statements.

                                                                                         NUMBER OF
                                                                                           SHARES         VALUE
                                                                                         ---------    ------------
COMMON STOCKS (CONTINUED)
ENERGY RESERVES & PRODUCTION (9.0%)
     Chevron Texaco Corp.                                                                  81,415     $  7,209,298
     Exxon Mobil Corp.                                                                    137,200        5,412,540
     Royal Dutch Petroleum Co. ADR                                                         43,100        2,176,981
                                                                                                      ------------
                                                                                                        14,798,819
                                                                                                      ------------
ENTERTAINMENT (0.4%)
     Walt Disney Co.                                                                      136,000        2,528,240
                                                                                                      ------------
FINANCIAL SERVICES (7.2%)
     American Express Co.                                                                  80,481        2,368,556
     Freddie Mac                                                                            5,000          339,100
     General Electric Co.                                                                 187,000        6,808,670
     Marsh & McLennan Companies, Inc.                                                      24,000        2,322,000
                                                                                                      ------------
                                                                                                        11,838,326
                                                                                                      ------------
FOOD & BEVERAGE (5.2%)
     General Mills, Inc.                                                                   60,300        2,768,976
     PepsiCo, Inc.                                                                         29,000        1,412,590
     Sysco Corp.                                                                          176,000        4,243,360
                                                                                                      ------------
                                                                                                         8,424,926
                                                                                                      ------------
HOME PRODUCTS (5.3%)
     Colgate-Palmolive Co.                                                                 61,200        3,520,224
     Estee Lauder Cos., Inc.                                                               38,300        1,235,175
     Procter & Gamble Co.                                                                  51,500        3,799,670
                                                                                                      ------------
                                                                                                         8,555,069
                                                                                                      ------------
INDUSTRIAL PARTS (2.3%)
     Tyco International, Ltd.                                                              76,500        3,759,210
                                                                                                      ------------
INFORMATION SERVICE (3.2%)
     AOL Time Warner, Inc.(1)                                                              52,050        1,624,481
     Omnicom Group, Inc.                                                                   47,200        3,624,016
                                                                                                      ------------
                                                                                                         5,248,497
                                                                                                      ------------
MEDIA (1.6%)
     Cablevision Systems Corp. Class A(1)                                                  20,000          685,000
                                                                                                      ------------
MEDICAL PRODUCTS & SUPPLIES (5.3%)
     Baxter International, Inc.                                                            66,000        3,192,420
     Johnson & Johnson                                                                     78,000        4,516,980
     Medtronic, Inc.                                                                       23,000          926,900
                                                                                                      ------------
                                                                                                         8,636,300
                                                                                                      ------------
MINING & METALS (1.6%)
     Alcoa, Inc.                                                                           83,300        2,688,091
                                                                                                      ------------

                See Accompanying Notes to Financial Statements.

                                                                                         NUMBER OF
                                                                                           SHARES         VALUE
                                                                                         ---------    ------------
COMMON STOCKS (CONTINUED)
PROPERTY & CASUALTY INSURANCE (4.4%)
     American International Group, Inc.                                                    24,375     $  1,915,875
     Hartford Financial Services, Inc.                                                     58,400        3,153,600
     St. Paul Co., Inc.                                                                    48,000        2,203,200
                                                                                                      ------------
                                                                                                         7,272,675
                                                                                                      ------------
SECURITIES & ASSET MANAGEMENT (2.8%)
     Lehman Brothers Holdings, Inc.                                                        74,600        4,659,516
                                                                                                      ------------
SEMICONDUCTOR (4.6%)
     Intel Corp.                                                                          133,000        3,247,860
     Linear Technology Corp.                                                               48,000        1,862,400
     Texas Instruments, Inc.                                                               88,500        2,477,115
                                                                                                      ------------
                                                                                                         7,587,375
                                                                                                      ------------
SPECIALTY RETAIL (2.2%)
     CVS Corp.                                                                             71,500        1,708,850
     Home Depot, Inc.                                                                      47,700        1,823,571
                                                                                                      ------------
                                                                                                         3,532,421
                                                                                                      ------------
TELEPHONE (4.4%)
     SBC Communications, Inc.                                                              65,000        2,477,150
     Sprint Corp. (FON Group)                                                             148,000        2,960,000
     Verizon Communications, Inc.                                                          36,000        1,793,160
                                                                                                      ------------
                                                                                                         7,230,310
                                                                                                      ------------
WIRELESS TELECOMMUNICATIONS (0.2%)
     Nextel Communications, Inc. Class A(1)                                                49,200          391,140
                                                                                                      ------------

TOTAL COMMON STOCKS (Cost $148,532,094)                                                                163,611,368
                                                                                                      ------------

TOTAL INVESTMENTS (99.9%) (Cost $148,532,094(2))                                                       163,611,368

OTHER ASSETS IN EXCESS OF LIABILITIES (0.1%)                                                                95,082
                                                                                                      ------------

NET ASSETS (100.0%)                                                                                   $163,706,450
                                                                                                      ============


                            INVESTMENT ABBREVIATIONS
                        ADR = American Depository Receipt

--------------------------------------------------------------------------------
(1) Non-income producing security.
(2) Also cost for federal income tax purposes.


                See Accompanying Notes to Financial Statements.

CREDIT SUISSE LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS
October 31, 2001

                                                                                         NUMBER OF
                                                                                           SHARES         VALUE
                                                                                         ---------    ------------
COMMON STOCKS (96.0%)
BANKS (6.1%)
     Bank of America Corp.                                                                 77,337     $  4,562,110
     Citigroup, Inc.                                                                      107,333        4,885,798
     U.S. Bancorp                                                                         204,937        3,643,780
                                                                                                      ------------
                                                                                                        13,091,688
                                                                                                      ------------
CHEMICALS (7.8%)
     Avery-Dennison Corp.                                                                  84,000        3,889,200
     Engelhard Corp.                                                                      134,700        3,526,446
     Minnesota Mining & Manufacturing Co.                                                  48,200        5,031,116
     Rohm & Haas Co.                                                                      127,000        4,123,690
                                                                                                      ------------
                                                                                                        16,570,452
                                                                                                      ------------
COMPUTER HARDWARE & BUSINESS MACHINES (1.0%)
     Hewlett-Packard Co.                                                                  130,200        2,191,266
                                                                                                      ------------
COMPUTER SOFTWARE (1.5%)
     International Business Machines Corp.                                                 23,500        2,539,645
     Unisys Corp.                                                                          60,000          535,800
                                                                                                      ------------
                                                                                                         3,075,445
                                                                                                      ------------
CONSTRUCTION, REAL PROPERTY (1.4%)
     Leggett & Platt, Inc.                                                                137,600        2,981,792
                                                                                                      ------------
DEPARTMENT STORES (4.3%)
     Costco Wholesale Corp.(1)                                                            145,000        5,485,350
     Federated Department Stores, Inc.(1)                                                 116,000        3,710,840
                                                                                                      ------------
                                                                                                         9,196,190
                                                                                                      ------------
DRUGS (4.9%)
     Cardinal Health, Inc.                                                                 80,700        5,415,777
     Merck & Co., Inc.                                                                     50,400        3,216,024
     Pharmacia Corp.                                                                       47,352        1,918,703
                                                                                                      ------------
                                                                                                        10,550,504
                                                                                                      ------------
ELECTRICAL UTILITY (3.2%)
     Progress Energy, Inc.                                                                110,000        4,638,700
     Public Service Enterprise Group, Inc.                                                 52,700        2,074,272
                                                                                                      ------------
                                                                                                         6,712,972
                                                                                                      ------------
ELECTRONIC EQUIPMENT (5.4%)
     Agilent Technologies, Inc.(1)                                                         92,000        2,048,840
     General Dynamics Corp.                                                                76,700        6,258,720
     PerkinElmer, Inc.                                                                    120,800        3,250,728
                                                                                                      ------------
                                                                                                        11,558,288
                                                                                                      ------------

                See Accompanying Notes to Financial Statements.

                                                                                         NUMBER OF
                                                                                           SHARES         VALUE
                                                                                         ---------    ------------
COMMON STOCKS (CONTINUED)
ENERGY RESERVES & PRODUCTION (5.9%)
     Burlington Resources, Inc.                                                            95,000     $  3,538,750
     Exxon Mobil Corp.                                                                    124,000        4,891,800
     Phillips Petroleum Co.                                                                78,000        4,243,980
                                                                                                      ------------
                                                                                                        12,674,530
                                                                                                      ------------
ENTERTAINMENT (0.9%)
     Cedar Fair LP                                                                         36,400          722,540
     Viacom, Inc. Class B(1)                                                               35,000        1,277,850
                                                                                                      ------------
                                                                                                         2,000,390
                                                                                                      ------------
FINANCIAL SERVICES (4.8%)
     American Express Co.                                                                  87,000        2,560,410
     Freddie Mac                                                                           67,400        4,571,068
     Household International, Inc.                                                         61,000        3,190,300
                                                                                                      ------------
                                                                                                        10,321,778
                                                                                                      ------------
FOOD & BEVERAGE (6.8%)
     General Mills, Inc.                                                                  154,200        7,080,864
     Heinz (H.J.) Co.                                                                      88,000        3,734,720
     Sysco Corp.                                                                          151,000        3,640,610
                                                                                                      ------------
                                                                                                        14,456,194
                                                                                                      ------------
FOREST PRODUCTS, PAPER (2.4%)
     Kimberly-Clark Corp.                                                                  93,500        5,190,185
                                                                                                      ------------
GAS & WATER UTILITIES (3.9%)
     National Fuel Gas Co.                                                                180,000        4,213,800
     WGL Holdings, Inc.                                                                   150,000        4,059,000
                                                                                                      ------------
                                                                                                         8,272,800
                                                                                                      ------------
GROCERY STORES (2.5%)
     Safeway, Inc.(1)                                                                     126,500        5,268,725
                                                                                                      ------------
HEAVY ELECTRICAL EQUIPMENT (1.2%)
     Emerson Electric Co.                                                                  50,000        2,451,000
                                                                                                      ------------
HOME PRODUCTS (1.6%)
     Avon Products, Inc.                                                                   74,500        3,488,835
                                                                                                      ------------
INDUSTRIAL PARTS (4.4%)
     Tyco International, Ltd.                                                              85,100        4,181,814
     United Technologies Corp.                                                             98,000        5,281,220
                                                                                                      ------------
                                                                                                         9,463,034
                                                                                                      ------------
MEDIA (3.9%)
     Comcast Corp. Special Class A(1)                                                     116,600        4,178,944
     Tribune Co.                                                                          133,200        4,022,640
                                                                                                      ------------
                                                                                                         8,201,584
                                                                                                      ------------
MEDICAL PRODUCTS & SUPPLIES (2.8%)
     Johnson & Johnson                                                                    104,000        6,022,640
                                                                                                      ------------

                See Accompanying Notes to Financial Statements.

                                                                                         NUMBER OF
                                                                                           SHARES         VALUE
                                                                                         ---------    ------------
COMMON STOCKS (CONTINUED)
MOTOR VEHICLES & PARTS (0.9%)
     Modine Manufacturing Co.                                                              97,000     $  2,012,750
                                                                                                      ------------
OIL REFINING (2.0%)
     Chevron Texaco Corp.                                                                  49,280        4,363,744
                                                                                                      ------------
OIL SERVICES (1.1%)
     San Juan Basin Royalty Trust                                                          30,000          343,500
     Transocean Sedco Forex, Inc.                                                          67,000        2,020,050
                                                                                                      ------------
                                                                                                         2,363,550
                                                                                                      ------------
PROPERTY & CASUALTY INSURANCE (4.3%)
     American International Group, Inc.                                                    66,746        5,246,235
     Berkshire Hathaway, Inc. Class A                                                          55        3,916,000
                                                                                                      ------------
                                                                                                         9,162,235
                                                                                                      ------------
RAILROADS (2.0%)
     Burlington Northern Santa Fe Corp.                                                   159,100        4,275,017
                                                                                                      ------------
TELEPHONE (2.8%)
     Verizon Communications, Inc.                                                         121,300        6,041,953
                                                                                                      ------------
THRIFTS (2.7%)
     Washington Mutual, Inc.                                                              190,800        5,760,252
                                                                                                      ------------
TOBACCO (1.0%)
     Philip Morris Companies, Inc.                                                         46,000        2,152,800
                                                                                                      ------------
WIRELESS TELECOMMUNICATIONS (2.5%)
     ALLTEL Corp.                                                                          94,800        5,416,872
                                                                                                      ------------

TOTAL COMMON STOCKS (Cost $167,732,738)                                                                205,289,465
                                                                                                      ------------


                                                                                           PAR
                                                                                          (000)
                                                                                       -----------
SHORT-TERM INVESTMENT (0.5%)
     State Street Bank and Trust Co. Euro Time Deposit 2.50% 11/01/01
        (Cost $1,023,000)                                                                $1,023          1,023,000
                                                                                                      ------------

TOTAL INVESTMENTS (96.5%) (Cost $168,755,738(2))                                                       206,312,465

OTHER ASSETS IN EXCESS OF LIABILITIES (3.5%)                                                             7,451,446
                                                                                                      ------------

NET ASSETS (100.0%)                                                                                   $213,763,911
                                                                                                      ============


--------------------------------------------------------------------------------
(1) Non-income producing security.
(2) Cost for federal income tax purposes is $170,445,904.


                See Accompanying Notes to Financial Statements.

CREDIT SUISSE SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS
October 31, 2001

                                                                                         NUMBER OF
                                                                                           SHARES         VALUE
                                                                                         ---------    ------------
COMMON STOCKS (96.6%)
APPAREL, TEXTILES (1.4%)
     Sensient Technologies Corp.                                                          221,800     $  3,606,468
                                                                                                      ------------
BANKS (12.6%)
     Associated Banc-Corp.                                                                112,300        3,865,366
     Banknorth Group, Inc.                                                                214,500        4,703,985
     Century Bancorp, Inc. Class A                                                         26,700          543,345
     Cullen Frost Bankers, Inc.                                                           103,000        2,776,880
     Firstmerit Corp.                                                                     180,000        4,154,400
     Hudson United Bancorp                                                                157,800        4,101,222
     New York Community Bancorp, Inc.                                                     157,500        3,948,525
     People's Bank                                                                         85,000        1,851,300
     Prosperity Bancshares, Inc.                                                           35,300          967,926
     Susquehanna Bancshares, Inc.                                                         210,300        4,447,845
                                                                                                      ------------
                                                                                                        31,360,794
                                                                                                      ------------
CHEMICALS (10.5%)
     Aptargroup, Inc.                                                                     164,100        4,939,410
     Brady Corp.                                                                          108,200        3,420,202
     Cambrex Corp.                                                                         86,400        3,196,800
     Carlisle Cos., Inc.                                                                   80,700        2,411,316
     H.B. Fuller Co.                                                                       85,700        4,407,551
     Myers Industries, Inc.                                                               249,775        3,227,093
     Om Group, Inc.                                                                        75,500        4,571,525
                                                                                                      ------------
                                                                                                        26,173,897
                                                                                                      ------------
COMPUTER SOFTWARE (1.4%)
     Progress Software Corp.(1)                                                           244,800        3,620,592
                                                                                                      ------------
CONSTRUCTION, REAL PROPERTY (1.0%)
     Liberty Property Trust                                                                89,000        2,385,200
                                                                                                      ------------
CONSUMER DURABLES (3.7%)
     Chromcraft Revington, Inc.(1)                                                         78,300          716,445
     EMCOR Group, Inc.                                                                     80,500        3,149,160
     Hon Industries, Inc.                                                                  35,000          842,450
     RPM, Inc.                                                                             80,187          974,272
     United Stationers, Inc.                                                              128,000        3,590,400
                                                                                                      ------------
                                                                                                         9,272,727
                                                                                                      ------------
DEPARTMENT STORES (1.0%)
     Neiman Marcus Group, Inc.(1)                                                          95,000        2,398,750
                                                                                                      ------------
ELECTRICAL UTILITY (1.2%)
     Oklahoma Gas & Electric Co.                                                          140,100        3,034,566
                                                                                                      ------------
ELECTRONIC EQUIPMENT (8.2%)
     Electro Scientific Industries, Inc.(1)                                                72,100        1,699,397
     Littelfuse, Inc.(1)                                                                  109,000        2,456,860
     Pioneer-Standard Electronics, Inc.                                                   239,450        2,128,710
     Rogers Corp.(1)                                                                      131,600        4,362,540
     Roper Industries, Inc.                                                                99,200        4,206,080
     Technitrol, Inc.                                                                      88,200        2,194,416
     Varian, Inc.(1)                                                                      130,500        3,306,870
                                                                                                      ------------
                                                                                                        20,354,873
                                                                                                      ------------

                See Accompanying Notes to Financial Statements.

                                                                                         NUMBER OF
                                                                                           SHARES         VALUE
                                                                                         ---------    ------------
COMMON STOCKS (CONTINUED)
FINANCIAL SERVICES (5.3%)
     Brown & Brown                                                                         97,800     $  5,613,720
     First Financial Holdings, Inc.                                                       114,100        2,834,244
     FirstFed Financial Corp.                                                              68,000        1,512,320
     Protective Life Corp.                                                                120,200        3,311,510
                                                                                                      ------------
                                                                                                        13,271,794
                                                                                                      ------------
FOOD & BEVERAGE (1.5%)
     Performance Food Group Co.(1)                                                        128,000        3,761,920
                                                                                                      ------------
FOREST PRODUCTS, PAPER (0.8%)
     Longview Fibre Co.                                                                   190,500        2,095,500
                                                                                                      ------------
GAS & WATER UTILITIES (5.4%)
     Equitable Resources, Inc.                                                            138,000        4,541,580
     National Fuel Gas Co.                                                                179,200        4,195,072
     WGL Holdings, Inc.                                                                   170,800        4,621,848
                                                                                                      ------------
                                                                                                        13,358,500
                                                                                                      ------------
GROCERY STORES (2.2%)
     Pathmark Stores, Inc.(1)                                                              41,900          988,002
     Ruddick Corp.                                                                        288,700        4,402,675
                                                                                                      ------------
                                                                                                         5,390,677
                                                                                                      ------------
HEAVY ELECTRICAL EQUIPMENT (3.6%)
     C&D Technologies, Inc.                                                                55,000        1,139,600
     Teleflex, Inc.                                                                       104,900        4,196,000
     Woodhead Industries, Inc.                                                            216,800        3,518,664
                                                                                                      ------------
                                                                                                         8,854,264
                                                                                                      ------------
HEAVY MACHINERY (1.9%)
     Esco Technologies, Inc.(1)                                                           167,000        4,635,920
                                                                                                      ------------
HOME PRODUCTS (1.3%)
     Lancaster Colony Corp.                                                               108,000        3,365,280
                                                                                                      ------------
HOTELS (0.8%)
     Marcus Corp.                                                                         149,975        1,904,682
                                                                                                      ------------
INDUSTRIAL PARTS (7.9%)
     Ametek, Inc.                                                                         196,700        5,310,900
     DRS Technologies, Inc.(1)                                                            115,300        4,652,355
     Flowserve Corp.(1)                                                                   119,600        2,796,248
     Lydall, Inc.(1)                                                                      199,500        1,715,700
     Manitowoc Co., Inc.                                                                  150,000        4,125,000
     Stewart & Stevenson Services, Inc.                                                    74,000        1,093,720
                                                                                                      ------------
                                                                                                        19,693,923
                                                                                                      ------------
INFORMATION SERVICE (2.0%)
     Harte-Hanks, Inc.                                                                    137,500        3,203,750
     Keane, Inc.                                                                          130,200        1,843,632
                                                                                                      ------------
                                                                                                         5,047,382
                                                                                                      ------------

                 See Accompanying Notes to Financial Statements.

                                                                                         NUMBER OF
                                                                                           SHARES         VALUE
                                                                                         ---------    ------------
COMMON STOCKS (CONTINUED)
LIFE & HEALTH INSURANCE (0.1%)
     Stancorp Financial Group, Inc.                                                         7,900     $    350,760
                                                                                                      ------------
MEDIA (1.0%)
     Meredith Corp.                                                                        72,000        2,376,000
                                                                                                      ------------
MEDICAL PRODUCTS & SUPPLIES (6.7%)
     Arrow International, Inc.                                                            117,000        4,451,850
     Cooper Cos., Inc.                                                                     68,200        3,273,600
     Dentsply International, Inc.                                                          88,000        3,959,120
     Invacare Corp.                                                                       153,300        5,135,550
                                                                                                      ------------
                                                                                                        16,820,120
                                                                                                      ------------
MOTOR VEHICLES & PARTS (1.2%)
     Modine Manufacturing Co.                                                             145,900        3,027,425
                                                                                                      ------------
OIL SERVICES (3.3%)
     Oceaneering International, Inc.(1)                                                   189,000        3,685,500
     Tidewater, Inc.                                                                       54,100        1,634,902
     Varco International, Inc.(1)                                                         199,767        2,996,505
                                                                                                      ------------
                                                                                                         8,316,907
                                                                                                      ------------
PROPERTY & CASUALTY INSURANCE (1.1%)
     Horace Mann Educators Corp.(1)                                                       147,400        2,793,230
                                                                                                      ------------
PUBLISHING (2.5%)
     Banta Corp.                                                                          213,250        6,194,913
                                                                                                      ------------
SPECIALTY RETAIL (3.4%)
     Ethan Allen Interiors, Inc.                                                           78,800        2,522,388
     Lands' End, Inc.                                                                      95,000        3,043,800
     MSC Industrial Direct Co., Inc.                                                      171,000        2,804,400
                                                                                                      ------------
                                                                                                         8,370,588
                                                                                                      ------------
THRIFTS (1.7%)
     Dime Bancorp, Inc.                                                                    22,100            4,641
     Webster Financial Corp.                                                              137,900        4,185,265
                                                                                                      ------------
                                                                                                         4,189,906
                                                                                                      ------------
TRUCKING, SHIPPING, AIR FREIGHT (1.9%)
     Werner Enterprises, Inc.                                                             216,750        4,692,638
                                                                                                      ------------

TOTAL COMMON STOCKS (Cost $189,069,345)                                                                240,720,196
                                                                                                      ------------

                See Accompanying Notes to Financial Statements.

                                                                                           PAR
                                                                                          (000)           VALUE
                                                                                          -----           -----
SHORT-TERM INVESTMENT (1.9%)
     State Street Bank and Trust Co. Euro Time Deposit 2.50% 11/01/01
        (Cost $4,801,000)                                                                $4,801       $  4,801,000
                                                                                                      ------------

TOTAL INVESTMENTS (98.5%) (Cost $193,870,345(2))                                                       245,521,196

OTHER ASSETS IN EXCESS OF LIABILITIES (1.5%)                                                             3,657,610
                                                                                                      ------------

NET ASSETS (100.0%)                                                                                   $249,178,806
                                                                                                      ============

--------------------------------------------------------------------------------
(1) Non-income producing security.
(2) Cost for federal income tax purposes is $194,766,941.






                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE TECHNOLOGY FUND
SCHEDULE OF INVESTMENTS
October 31, 2001

                                                                                         NUMBER OF
                                                                                           SHARES         VALUE
                                                                                         ---------    ------------
COMMON STOCKS (92.7%)
BUSINESS & INFORMATION TECHNOLOGY SERVICES (5.7%)
     Electronic Data Systems                                                               10,900     $    701,633
                                                                                                      ------------
COMMUNICATIONS SERVICES (3.0%)
     AOL Time Warner, Inc.(1)                                                              12,025          375,300
                                                                                                      ------------
COMPUTER HARDWARE & BUSINESS MACHINES (1.6%)
     Dell Computer Corp.(1)                                                                 8,000          191,840
                                                                                                      ------------
COMPUTER NETWORKING (5.1%)
     Brocade Communications Systems, Inc.(1)                                                6,200          152,210
     Cisco Systems, Inc.(1)                                                                20,225          342,207
     Network Appliance, Inc.(1)                                                            10,475          139,317
                                                                                                      ------------
                                                                                                           633,734
                                                                                                      ------------
COMPUTER SYSTEMS MANUFACTURERS (2.6%)
     Sun Microsystems, Inc.(1)                                                             31,200          316,680
                                                                                                      ------------
ELECTRONIC MANUFACTURING SERVICES (15.5%)
     Flextronics International, Ltd.(1)                                                    19,000          378,100
     KLA-Tencor Corp.(1)                                                                    8,000          326,880
     Sanmina Corp.(1)                                                                      19,400          293,716
     SCI Systems, Inc.(1)                                                                  16,175          328,514
     Scientific-Atlanta, Inc.                                                               9,150          190,960
     Solectron Corp.(1)                                                                    17,325          213,097
     Tellabs, Inc.(1)                                                                      13,525          184,616
                                                                                                      ------------
                                                                                                         1,915,883
                                                                                                      ------------
INTERNET BUSINESS-TO-BUSINESS (1.2%)
     Doubleclick, Inc.(1)                                                                   9,700           71,586
     Juniper Networks, Inc.(1)                                                              3,300           73,227
                                                                                                      ------------
                                                                                                           144,813
                                                                                                      ------------
INTERNET BUSINESS-TO-CONSUMER (4.6%)
     Ebay, Inc.(1)                                                                          4,700          246,656
     Qlogic Corp.(1)                                                                        8,000          314,800
                                                                                                      ------------
                                                                                                           561,456
                                                                                                      ------------
SEMICONDUCTOR CAPITAL EQUIPMENT (2.4%)
     Applied Materials, Inc.(1)                                                             8,600          293,346
                                                                                                      ------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS (0.5%)
     Micron Technology, Inc.(1)                                                             3,000           68,280
                                                                                                      ------------
SEMICONDUCTOR MANUFACTURERS-FABLESS (8.0%)
     Broadcom Corp. Class A(1)                                                              3,200          110,112
     Lattice Semiconductor Corp.(1)                                                        23,300          407,750
     PMC-Sierra, Inc.(1)                                                                    3,200           51,936
     Xilinx, Inc.(1)                                                                       13,500          410,670
                                                                                                      ------------
                                                                                                           980,468
                                                                                                      ------------
SEMICONDUCTOR MANUFACTURERS-LARGE (10.7%)
     Analog Devices, Inc.(1)                                                               10,200          387,600
     JDS Uniphase Corp.(1)                                                                 10,640           85,014

                 See Accompanying Notes to Financial Statements.

                                                                                         NUMBER OF
                                                                                           SHARES         VALUE
                                                                                         ---------    ------------
COMMON STOCKS (CONTINUED)
SEMICONDUCTOR MANUFACTURERS-LARGE (CONTINUED)
     Linear Technology Corp.                                                               10,800     $    419,040
     Texas Instruments, Inc.                                                               14,200          397,458
     Vitesse Semiconductor Corp.(1)                                                         3,500           33,040
                                                                                                      ------------
                                                                                                         1,322,152
                                                                                                      ------------
SOFTWARE PRODUCTS (23.6%)
     Agile Software Corp.(1)                                                                5,025           47,838
     Amdocs, Ltd.(1)                                                                        8,450          220,629
     BEA Systems, Inc.(1)                                                                  11,900          144,466
     BMC Software, Inc.(1)                                                                 12,600          189,882
     Cognos, Inc.(1)                                                                       25,800          413,574
     i2 Technologies, Inc.(1)                                                               8,800           40,128
     Microsoft Corp.(1)                                                                    10,725          623,659
     Oracle Corp.(1)                                                                       34,000          461,040
     Peregrine Systems, Inc.(1)                                                            19,000          274,360
     Siebel Systems, Inc.(1)                                                               10,975          179,222
     VERITAS Software Corp.(1)                                                             10,875          308,633
                                                                                                      ------------
                                                                                                         2,903,431
                                                                                                      ------------
STORAGE NETWORKS & SYSTEMS (2.4%)
     EMC Corp.(1)                                                                          17,500          215,600
     Emulex Corp.(1)                                                                        3,000           71,040
     McDATA Corp. Class A(1)                                                                  570            8,385
                                                                                                      ------------
                                                                                                           295,025
                                                                                                      ------------
TELECOMMUNICATIONS EQUIPMENT (3.9%)
     CIENA Corp.(1)                                                                         9,000          146,340
     Nextel Communications, Inc. Class A(1)                                                 6,225           49,489
     Qwest Communications International, Inc.                                               6,150           79,643
     Western Wireless Corp. Class A(1)                                                      7,200          210,024
                                                                                                      ------------
                                                                                                           485,496
                                                                                                      ------------
WIRELESS TELECOMMUNICATIONS (1.9%)
     Sprint Corp. (PCS Group)(1)                                                           10,800          240,840
                                                                                                      ------------

TOTAL COMMON STOCKS (Cost $26,272,292)                                                                  11,430,377
                                                                                                      ------------


                                                                                           PAR
                                                                                          (000)
                                                                                          -----
SHORT-TERM INVESTMENT (5.1%)
     State Street Bank and Trust Co. Euro Time Deposit 2.50% 11/01/01
        (Cost $622,000)                                                                    $622            622,000
                                                                                                      ------------

TOTAL INVESTMENTS (97.8%) (Cost $26,894,292(2))                                                         12,052,377

OTHER ASSETS IN EXCESS OF LIABILITIES (2.2%)                                                               272,826
                                                                                                      ------------

NET ASSETS (100.0%)                                                                                   $ 12,325,203
                                                                                                      ============

--------------------------------------------------------------------------------
(1) Non-income producing security.
(2) Also cost for federal income tax purposes.


                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE GLOBAL POST-VENTURE CAPITAL FUND
SCHEDULE OF INVESTMENTS
October 31, 2001

                                                                                         NUMBER OF
                                                                                           SHARES         VALUE
                                                                                         ---------    ------------
COMMON STOCKS (95.6%)
BERMUDA (1.9%)
INSURANCE (1.9%)
     Ace, Ltd.                                                                             51,200     $  1,804,800
                                                                                                      ------------
TOTAL BERMUDA                                                                                            1,804,800
                                                                                                      ------------
CANADA (1.2%)
DIVERSIFIED TELECOMMUNICATIONS SERVICES (0.0%)
     AXXENT, Inc. Class B(1),(2),(3)                                                       90,600                0
                                                                                                      ------------
INTERNET SOFTWARE & SERVICES (0.0%)
     Wysdom, Inc.(1),(4)                                                                   60,000           18,600
                                                                                                      ------------
PHARMACEUTICALS (1.2%)
     Biovail Corp. ADR(1)                                                                  24,300        1,148,418
                                                                                                      ------------
TOTAL CANADA                                                                                             1,167,018
                                                                                                      ------------
FRANCE (3.6%)
ELECTRICAL EQUIPMENT (0.7%)
     Pinguely-Haulotte                                                                     78,600          640,671
                                                                                                      ------------
ELECTRONIC EQUIPMENT & INSTRUMENTS (1.4%)
     Neopost SA(1)                                                                         47,000        1,396,932
                                                                                                      ------------
HEALTHCARE PROVIDERS & SERVICES (1.5%)
     Generale de Sante(1)                                                                 101,400        1,502,337
                                                                                                      ------------
TOTAL FRANCE                                                                                             3,539,940
                                                                                                      ------------
ISRAEL (2.1%)
HEALTHCARE EQUIPMENT & SUPPLIES (2.1%)
     Card-Guard Scientific Survival, Ltd.(1)                                               52,000        1,995,125
                                                                                                      ------------
TOTAL ISRAEL                                                                                             1,995,125
                                                                                                      ------------
ITALY (2.4%)
FOOD PRODUCTS (1.5%)
     Parmalat Finanziaria SpA                                                             550,350        1,472,174
                                                                                                      ------------
REAL ESTATE (0.9%)
     Beni Stabili SpA                                                                   2,016,500          906,280
                                                                                                      ------------
TOTAL ITALY                                                                                              2,378,454
                                                                                                      ------------
JAPAN (11.0%)
COMMERCIAL SERVICES & SUPPLIES (2.7%)
     Venture Link Co., Ltd.                                                                47,100        2,597,320
                                                                                                      ------------
DIVERSIFIED FINANCIALS (1.2%)
     Sanyo Shinpan Finance Co., Ltd.                                                       41,200        1,181,422
                                                                                                      ------------
LEISURE EQUIPMENT & PRODUCTS (4.7%)
     Nintendo Co., Ltd.                                                                    11,600        1,789,208
     Sega Corp.(1)                                                                        143,600        2,797,974
                                                                                                      ------------
                                                                                                         4,587,182
                                                                                                      ------------

                 See Accompanying Notes to Financial Statements.

                                                                                         NUMBER OF
                                                                                           SHARES         VALUE
                                                                                         ---------    ------------
COMMON STOCKS (CONTINUED)
JAPAN (CONTINUED)
PHARMACEUTICALS (1.5%)
     Taisho Pharmaceutical Co., Ltd.                                                       75,000     $  1,485,846
                                                                                                      ------------
WIRELESS TELECOMMUNICATIONS SERVICES (0.9%)
     NTT DoCoMo, Inc.                                                                          66          895,062
                                                                                                      ------------
TOTAL JAPAN                                                                                             10,746,832
                                                                                                      ------------
NETHERLANDS (4.6%)
FOOD PRODUCTS (1.6%)
     Nutreco Holding NV                                                                    41,900        1,530,271
                                                                                                      ------------
OIL & GAS (0.6%)
     Petroplus International NV                                                            38,386          561,810
                                                                                                      ------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS (2.4%)
     ASML Holding NV(1)                                                                   158,600        2,280,668
                                                                                                      ------------
TOTAL NETHERLANDS                                                                                        4,372,749
                                                                                                      ------------
SPAIN (1.2%)
IT CONSULTING & SERVICES (1.2%)
     Indra Sistemas SA                                                                    155,400        1,189,689
                                                                                                      ------------
TOTAL SPAIN                                                                                              1,189,689
                                                                                                      ------------
SWITZERLAND (1.6%)
COMPUTERS & PERIPHERALS (1.6%)
     Logitech International SA(1)                                                          50,200        1,537,161
                                                                                                      ------------
TOTAL SWITZERLAND                                                                                        1,537,161
                                                                                                      ------------
TAIWAN (1.4%)
SEMICONDUCTOR EQUIPMENT & PRODUCTS (1.4%)
     United Microelectronics Corp.(1)                                                   1,651,500        1,358,512
                                                                                                      ------------
TOTAL TAIWAN                                                                                             1,358,512
                                                                                                      ------------
UNITED KINGDOM (10.5%)
COMMERCIAL SERVICES & SUPPLIES (1.8%)
     Nestor Healthcare Group PLC                                                          233,500        1,791,294
                                                                                                      ------------
COMPUTERS & PERIPHERALS (1.1%)
     Marlborough Stirling PLC                                                             467,900        1,061,537
                                                                                                      ------------
DIVERSIFIED FINANCIALS (2.0%)
     Amvescap PLC                                                                          71,400          851,471
     Amvescap PLC ADR(1)                                                                   32,325          769,335
     Insignia Solutions, Inc. ADR(1)                                                      183,600          304,794
                                                                                                      ------------
                                                                                                         1,925,600
                                                                                                      ------------
HOUSEHOLD PRODUCTS (1.6%)
     MFI Furniture Group PLC                                                              964,700        1,571,332
                                                                                                      ------------
MEDIA (1.1%)
     Eyretel PLC(1)                                                                       968,900        1,035,676
                                                                                                      ------------

                 See Accompanying Notes to Financial Statements.

                                                                                         NUMBER OF
                                                                                           SHARES         VALUE
                                                                                         ---------    ------------
COMMON STOCKS (CONTINUED)
UNITED KINGDOM (CONTINUED)
PHARMACEUTICALS (1.9%)
     Shire Pharmaceuticals Group PLC(1)                                                   124,900     $  1,816,436
                                                                                                      ------------
SPECIALTY RETAIL (1.0%)
     Electronics Boutique PLC                                                             596,695          980,592
                                                                                                      ------------
TOTAL UNITED KINGDOM                                                                                    10,182,467
                                                                                                      ------------
UNITED STATES (54.1%)
BANKS (1.3%)
     Mellon Financial Corp.                                                                37,300        1,253,280
                                                                                                      ------------
BIOTECHNOLOGY (3.4%)
     Axys Pharmaceuticals, Inc.(1)                                                        261,400          823,410
     Genentech, Inc.(1)                                                                    29,200        1,525,700
     Gilead Sciences, Inc.(1)                                                              15,000          943,500
                                                                                                      ------------
                                                                                                         3,292,610
                                                                                                      ------------
COMMERCIAL SERVICES & SUPPLIES (0.9%)
     DeVry, Inc.(1)                                                                        33,100          892,045
                                                                                                      ------------
COMMUNICATIONS EQUIPMENT (0.0%)
     Cisco Systems, Inc.(1)                                                                 1,628           27,546
                                                                                                      ------------
CONSTRUCTION & ENGINEERING (1.4%)
     Granite Construction, Inc.                                                            54,400        1,354,560
                                                                                                      ------------
CONSTRUCTION MATERIALS (1.5%)
     Dal-Tile International, Inc.(1)                                                       89,700        1,454,037
                                                                                                      ------------
DIVERSIFIED FINANCIALS (3.2%)
     Gabelli Asset Management, Inc. Class A(1)                                             49,400        1,837,680
     Radian Group, Inc.                                                                    38,000        1,287,060
                                                                                                      ------------
                                                                                                         3,124,740
                                                                                                      ------------
ELECTRICAL EQUIPMENT (1.7%)
     Brooks Automation, Inc.(1)                                                            25,600          826,368
     Ultratech Stepper, Inc.(1)                                                            64,200          863,490
                                                                                                      ------------
                                                                                                         1,689,858
                                                                                                      ------------
FOOD & DRUG RETAILING (1.2%)
     Pathmark Stores, Inc.(1)                                                              50,800        1,197,864
                                                                                                      ------------
HEALTHCARE PROVIDERS & SERVICES (4.2%)
     AdvancePCS(1)                                                                         19,800        1,203,246
     Community Health Care(1)                                                              70,500        1,762,500
     Manor Care, Inc.(1)                                                                   49,000        1,144,640
                                                                                                      ------------
                                                                                                         4,110,386
                                                                                                      ------------
HOTELS RESTAURANTS & LEISURE (1.3%)
     Six Flags, Inc.(1)                                                                    92,500        1,091,500
     Smith & Wollensky Restaurant Group, Inc.(1),(3),(4)                                   51,813          177,201
                                                                                                      ------------
                                                                                                         1,268,701
                                                                                                      ------------

                 See Accompanying Notes to Financial Statements.

                                                                                         NUMBER OF
                                                                                           SHARES         VALUE
                                                                                         ---------    ------------
COMMON STOCKS (CONTINUED)
UNITED STATES (CONTINUED)
HOUSEHOLD DURABLES (3.3%)
     Lennar Corp.                                                                          28,600     $  1,037,036
     Polycom, Inc.(1)                                                                      73,500        2,203,530
                                                                                                      ------------
                                                                                                         3,240,566
                                                                                                      ------------
INTERNET SOFTWARE & SERVICES (2.4%)
     BEA Systems, Inc.(1)                                                                  73,300          889,862
     Interwoven, Inc.(1)                                                                  152,400        1,114,044
     Openwave Systems, Inc.(1)                                                             31,400          242,722
     Planetweb, Inc.(1),(3),(4),(5)                                                       183,800          130,498
                                                                                                      ------------
                                                                                                         2,377,126
                                                                                                      ------------
IT CONSULTING & SERVICES (1.1%)
     BISYS Group, Inc.(1)                                                                  20,600        1,071,612
                                                                                                      ------------
LEISURE EQUIPMENT & PRODUCTS (1.9%)
     Mattel, Inc.                                                                          95,700        1,811,601
                                                                                                      ------------
MEDIA (6.0%)
     Cablevision Systems Corp. Class A(1)                                                  20,600          705,550
     Clear Channel Communications, Inc.(1)                                                 24,800          945,376
     Insight Communications Co., Inc.(1)                                                   46,800          959,400
     Lamar Advertising Co.(1)                                                              31,300          982,820
     USA Networks, Inc.(1)                                                                 60,300        1,111,932
     Westwood One, Inc.(1)                                                                 47,600        1,132,404
                                                                                                      ------------
                                                                                                         5,837,482
                                                                                                      ------------
OIL & GAS (3.8%)
     Chaparral Resources, Inc.(1)                                                           5,556           10,668
     Newfield Exploration Co.(1)                                                           52,900        1,841,449
     Spinnaker Exploration Co.(1)                                                          40,900        1,794,692
                                                                                                      ------------
                                                                                                         3,646,809
                                                                                                      ------------
PHARMACEUTICALS (3.4%)
     IVAX Corp.(1)                                                                         65,700        1,350,135
     PRAECIS Pharmaceuticals, Inc.(1)                                                      67,100          290,543
     Watson Pharmaceuticals, Inc.(1)                                                       34,400        1,640,192
                                                                                                      ------------
                                                                                                         3,280,870
                                                                                                      ------------
PRIVATE PARTNERSHIPS (1.7%)
     Austin Ventures LP(4)                                                                 56,667           56,667
     Boston Ventures LP(4)                                                                666,891          666,891
     CVC Capital Partners(4)                                                               44,896           44,896
     Madison Dearborn Capital Partners IV LP(4)                                            70,417           70,417
     New Enterprise Associates LP(4)                                                      626,689          626,689
     Oak Investment Partners X LP(4)                                                      143,447          143,447
                                                                                                      ------------
                                                                                                         1,609,007
                                                                                                      ------------
REAL ESTATE (1.1%)
     Istar Financial                                                                       45,100        1,050,830
                                                                                                      ------------

                See Accompanying Notes to Financial Statements.

                                                                                         NUMBER OF
                                                                                           SHARES         VALUE
                                                                                         ---------    ------------
COMMON STOCKS (CONTINUED)
UNITED STATES (CONTINUED)
SEMICONDUCTOR EQUIPMENT & PRODUCTS (3.7%)
     Atmel Corp.(1)                                                                        62,100     $    493,695
     LSI Logic Corp.(1)                                                                    38,200          647,490
     Maxim Integrated Products, Inc.(1)                                                    20,300          928,725
     Novellus Systems, Inc.(1)                                                             46,200        1,525,986
                                                                                                      ------------
                                                                                                         3,595,896
                                                                                                      ------------
SOFTWARE (3.3%)
     E.piphany, Inc.(1)                                                                   170,200        1,004,180
     Manugistics Group, Inc.(1)                                                           147,200        1,133,440
     NetIQ Corp.(1)                                                                        38,900        1,095,035
     VERITAS Software Corp.(1)                                                                  1               28
                                                                                                      ------------
                                                                                                         3,232,683
                                                                                                      ------------
SPECIALTY RETAIL (2.3%)
     Barnes & Noble, Inc.(1)                                                               27,900        1,025,325
     Bed Bath & Beyond, Inc.(1)                                                            46,200        1,157,772
                                                                                                      ------------
                                                                                                         2,183,097
                                                                                                      ------------
TOTAL UNITED STATES                                                                                     52,603,206
                                                                                                      ------------

TOTAL COMMON STOCKS (Cost $101,505,280)                                                                 92,875,953
                                                                                                      ------------
PREFERRED STOCK (0.8%)
UNITED STATES (0.8%)
PRIVATE PARTNERSHIPS (0.8%)
     PRN Corp. (Cost $792,000)(1),(4),(5)                                                  88,000          792,000
                                                                                                      ------------
WARRANTS (0.0%)
UNITED KINGDOM (0.0%)
SOFTWARE (0.0%)
     Insignia Solutions, Inc. (Cost $0)                                                    91,800                0
                                                                                                      ------------
UNITED STATES (0.0%)
PRIVATE PARTNERSHIPS (0.0%)
     PRN Corp. (Cost $0)(4),(5)                                                            20,366                0
                                                                                                      ------------

TOTAL WARRANTS (Cost $0)                                                                                         0
                                                                                                      ------------

                See Accompanying Notes to Financial Statements.

                                                                                           PAR
                                                                                          (000)           VALUE
                                                                                          -----           -----
SHORT-TERM INVESTMENT (7.0%)
     State Street Bank and Trust Co. Euro Time Deposit
       2.50% 11/01/01 (Cost $6,819,000)                                                  $6,819       $  6,819,000
                                                                                                      ------------

TOTAL INVESTMENTS AT VALUE (103.4%) (Cost $109,116,280(6))                                             100,486,953

LIABILITIES IN EXCESS OF OTHER ASSETS (-3.4%)                                                           (3,263,012)
                                                                                                      ------------

NET ASSETS (100.0%)                                                                                   $ 97,223,941
                                                                                                      ============


                            INVESTMENT ABBREVIATIONS
                        ADR = American Depository Receipt

--------------------------------------------------------------------------------
(1) Non-income producing security.
(2) Defaulted.
(3) Illiquid security.
(4) Private placement.
(5) Fair value determined by management.
(6) Cost for federal income tax purposes is $109,228,467.







                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS
October 31, 2001

                                                                                         NUMBER OF
                                                                                           SHARES         VALUE
                                                                                         ---------    ------------
COMMON STOCKS (99.3%)
AUSTRALIA (3.5%)
BANKS (1.8%)
     National Australia Bank, Ltd.                                                          4,410     $     68,027
     National Australia Bank, Ltd. ADR                                                      6,670          513,190
                                                                                                      ------------
                                                                                                           581,217
                                                                                                      ------------
MEDIA (1.7%)
     News Corp., Ltd.                                                                       9,830           67,856
     News Corp., Ltd. ADR                                                                  17,640          485,453
                                                                                                      ------------
                                                                                                           553,309
                                                                                                      ------------
TOTAL AUSTRALIA                                                                                          1,134,526
                                                                                                      ------------
BELGIUM (2.3%)
BANKS (1.5%)
     Dexia                                                                                 31,200          481,366
                                                                                                      ------------
DIVERSIFIED FINANCIALS (0.8%)
     Fortis                                                                                10,970          258,864
                                                                                                      ------------
TOTAL BELGIUM                                                                                              740,230
                                                                                                      ------------
DENMARK (0.9%)
BANKS (0.9%)
     Den Danske Bank ADR                                                                   20,914          309,868
                                                                                                      ------------
TOTAL DENMARK                                                                                              309,868
                                                                                                      ------------
FINLAND (2.0%)
COMMUNICATIONS EQUIPMENT (2.0%)
     Nokia Oyj Class A                                                                     30,400          636,043
                                                                                                      ------------
TOTAL FINLAND                                                                                              636,043
                                                                                                      ------------
FRANCE (9.3%)
CONSTRUCTION MATERIALS (1.9%)
     Lafarge SA                                                                             6,939          616,847
                                                                                                      ------------
FOOD PRODUCTS (0.9%)
     Groupe Danone                                                                          2,620          303,227
                                                                                                      ------------
MEDIA (1.2%)
     Vivendi Universal SA ADR                                                               8,240          384,231
                                                                                                      ------------
OIL & GAS (2.9%)
     TotalFinaElf SA                                                                        6,673          937,582
                                                                                                      ------------
PHARMACEUTICALS (2.4%)
     Aventis SA                                                                            10,579          778,926
                                                                                                      ------------
TOTAL FRANCE                                                                                             3,020,813
                                                                                                      ------------
GERMANY (7.8%)
CHEMICALS (1.3%)
     BASF AG                                                                                6,089          206,204
     BASF AG ADR                                                                            6,050          204,248
                                                                                                      ------------
                                                                                                           410,452
                                                                                                      ------------

                See Accompanying Notes to Financial Statements.

                                                                                         NUMBER OF
                                                                                           SHARES         VALUE
                                                                                         ---------    ------------
COMMON STOCKS (CONTINUED)
GERMANY (CONTINUED)
HEALTHCARE PROVIDERS & SERVICES (2.0%)
     Fresenius Medical Care AG                                                             32,030     $    666,224
                                                                                                      ------------
INSURANCE (0.4%)
     Allianz AG                                                                               510          120,255
                                                                                                      ------------
MULTI-UTILITIES (1.6%)
     E.On AG ADR                                                                           10,223          527,507
                                                                                                      ------------
PERSONAL CARE PRODUCTS (1.2%)
     Siemens AG                                                                             8,355          404,466
                                                                                                      ------------
SOFTWARE (1.3%)
     Systeme, Anwendungen, Produkte in der Datenverarbeitung AG                             4,140          428,807
                                                                                                      ------------
TOTAL GERMANY                                                                                            2,557,711
                                                                                                      ------------
HONG KONG (2.1%)
ELECTRIC UTILITIES (2.1%)
     CLP Holdings, Ltd. ADR                                                               182,400          688,669
                                                                                                      ------------
TOTAL HONG KONG                                                                                            688,669
                                                                                                      ------------
IRELAND (1.0%)
BANKS (1.0%)
     Bank of Ireland                                                                       36,353          322,508
                                                                                                      ------------
TOTAL IRELAND                                                                                              322,508
                                                                                                      ------------
ITALY (3.7%)
BANKS (1.7%)
     San Paolo-IMI SpA                                                                     52,547          552,309
                                                                                                      ------------
ENERGY EQUIPMENT & SERVICES (2.0%)
     Saipem SpA                                                                           130,000          642,805
                                                                                                      ------------
TOTAL ITALY                                                                                              1,195,114
                                                                                                      ------------
JAPAN (18.3%)
AUTOMOBILES (3.6%)
     Nissan Motor Co., Ltd. ADR                                                            62,917          569,399
     Toyota Motor Corp.                                                                    12,000          291,165
     Toyota Motor Corp. ADR                                                                 6,030          296,676
                                                                                                      ------------
                                                                                                         1,157,240
                                                                                                      ------------
BEVERAGES (1.3%)
     Ito En, Ltd.                                                                           8,000          424,819
                                                                                                      ------------
CHEMICALS (1.6%)
     Mitsubishi Chemical Corp.                                                            130,000          278,257
     Sumitomo Bakelite Co., Ltd.                                                           40,000          252,604
                                                                                                      ------------
                                                                                                           530,861
                                                                                                      ------------
COMPUTERS & PERIPHERALS (0.7%)
     NEC Corp.                                                                             15,000          136,024
     NEC Corp. ADR                                                                         10,800          100,008
                                                                                                      ------------
                                                                                                           236,032
                                                                                                      ------------

                 See Accompanying Notes to Financial Statements.

                                                                                         NUMBER OF
                                                                                           SHARES         VALUE
                                                                                         ---------    ------------
COMMON STOCKS (CONTINUED)
JAPAN (CONTINUED)
DIVERSIFIED TELECOMMUNICATIONS SERVICES (1.0%)
     Nippon Telegraph & Telephone Corp.                                                        83     $    341,751
                                                                                                      ------------
ELECTRONIC EQUIPMENT & INSTRUMENTS (1.7%)
     Hitachi, Ltd. ADR                                                                      5,970          417,064
     Minebea Co., Ltd.                                                                     24,000          124,701
                                                                                                      ------------
                                                                                                           541,765
                                                                                                      ------------
HOUSEHOLD DURABLES (1.0%)
     Sony Corp.                                                                             9,000          340,427
                                                                                                      ------------
LEISURE EQUIPMENT & PRODUCTS (1.4%)
     Nintendo Co., Ltd.                                                                     3,000          462,726
                                                                                                      ------------
MULTILINE RETAIL (1.4%)
     Ito-Yokado Co., Ltd.                                                                  10,000          441,158
                                                                                                      ------------
OFFICE ELECTRONICS (1.1%)
     Canon, Inc.                                                                           12,000          349,005
                                                                                                      ------------
PERSONAL CARE PRODUCTS (1.6%)
     Shiseido Co., Ltd.                                                                    21,000          207,761
     Shiseido Co., Ltd. ADR                                                                33,000          326,482
                                                                                                      ------------
                                                                                                           534,243
                                                                                                      ------------
REAL ESTATE (1.1%)
     Mitsui Fudosan Co., Ltd.                                                              34,000          345,264
                                                                                                      ------------
WIRELESS TELECOMMUNICATIONS SERVICES (0.8%)
     NTT DoCoMo, Inc.                                                                          20          271,231
                                                                                                      ------------
TOTAL JAPAN                                                                                              5,976,522
                                                                                                      ------------
NETHERLANDS (4.6%)
DIVERSIFIED FINANCIALS (4.6%)
     Fortis (Nl) NV ADR                                                                    28,547          676,207
     ING Groep NV                                                                          32,436          809,227
                                                                                                      ------------
TOTAL NETHERLANDS                                                                                        1,485,434
                                                                                                      ------------
NORWAY (0.6%)
OIL & GAS (0.6%)
     Smedvig ASA                                                                           22,900          193,505
                                                                                                      ------------
TOTAL NORWAY                                                                                               193,505
                                                                                                      ------------
PORTUGAL (1.1%)
BANKS (0.7%)
     Banco Comerical Portugues SA                                                          56,734          224,833
                                                                                                      ------------
DIVERSIFIED TELECOMMUNICATIONS SERVICES (0.4%)
     Portugal Telecom SGPS SA                                                              16,605          131,609
                                                                                                      ------------
TOTAL PORTUGAL                                                                                             356,442
                                                                                                      ------------

                 See Accompanying Notes to Financial Statements.

                                                                                         NUMBER OF
                                                                                           SHARES         VALUE
                                                                                         ---------    ------------
COMMON STOCKS (CONTINUED)
SINGAPORE (0.8%)
BANKS (0.8%)
     DBS Group Holdings, Ltd. ADR                                                          12,000     $    273,647
                                                                                                      ------------
TOTAL SINGAPORE                                                                                            273,647
                                                                                                      ------------
SPAIN (2.4%)
BANKS (1.2%)
     Banco Santander Central Hispano SA                                                    50,000          385,034
                                                                                                      ------------
DIVERSIFIED TELECOMMUNICATIONS SERVICES (1.2%)
     Telefonica SA(1)                                                                      32,654          392,334
                                                                                                      ------------
TOTAL SPAIN                                                                                                777,368
                                                                                                      ------------
SWEDEN (2.2%)
BANKS (0.6%)
     Nordea AB                                                                             44,650          197,748
                                                                                                      ------------
COMMUNICATIONS EQUIPMENT (0.8%)
     Telefonaktiebolaget LM Ericsson AB                                                    56,501          245,453
                                                                                                      ------------
PAPER & FOREST PRODUCTS (0.8%)
     Svenska Cellulosa AB ADR                                                              11,472          259,972
                                                                                                      ------------
TOTAL SWEDEN                                                                                               703,173
                                                                                                      ------------
SWITZERLAND (8.3%)
BANKS (2.5%)
     UBS AG                                                                                17,094          795,092
                                                                                                      ------------
CHEMICALS (0.1%)
     Syngenta AG Registered(1)                                                                773           39,529
                                                                                                      ------------
FOOD PRODUCTS (2.9%)
     Nestle SA                                                                              4,630          961,228
                                                                                                      ------------
PHARMACEUTICALS (2.8%)
     Novartis AG                                                                           24,480          916,756
                                                                                                      ------------
TOTAL SWITZERLAND                                                                                        2,712,605
                                                                                                      ------------
UNITED KINGDOM (28.4%)
AEROSPACE & DEFENSE (0.9%)
     BAE Systems PLC                                                                       59,476          288,899
                                                                                                      ------------
BANKS (7.6%)
     Barclays PLC                                                                          27,306          822,027
     HBOs PLC                                                                              51,530          580,790
     Royal Bank of Scotland Group PLC                                                      46,242        1,106,276
                                                                                                      ------------
                                                                                                         2,509,093
                                                                                                      ------------
DIVERSIFIED TELECOMMUNICATIONS SERVICES (0.2%)
     Energis PLC                                                                           52,620           54,907
                                                                                                      ------------
FOOD & DRUG RETAILING (0.7%)
     Tesco PLC                                                                             62,732          221,237
                                                                                                      ------------

                 See Accompanying Notes to Financial Statements.

                                                                                         NUMBER OF
                                                                                           SHARES         VALUE
                                                                                         ---------    ------------
COMMON STOCKS (CONTINUED)
UNITED KINGDOM (CONTINUED)
INDUSTRIAL CONGLOMERATES (0.7%)
     Lattice Group PLC                                                                    100,000     $    225,055
                                                                                                      ------------
INSURANCE (1.6%)
     Prudential PLC                                                                        50,841          532,358
                                                                                                      ------------
MACHINERY (0.7%)
     Invensys PLC                                                                         234,408          214,768
                                                                                                      ------------
MEDIA (1.7%)
     Reed International PLC                                                                67,700          554,312
                                                                                                      ------------
MULTILINE RETAIL (0.1%)
     Woolworths Group PLC(1)                                                               78,132           40,906
                                                                                                      ------------
OIL & GAS (7.2%)
     BG Group PLC                                                                         100,000          378,485
     BP PLC                                                                                98,175          792,413
     Shell Transport & Trading Co. PLC                                                    160,000        1,198,353
                                                                                                      ------------
                                                                                                         2,369,251
                                                                                                      ------------
PHARMACEUTICALS (4.0%)
     AstraZeneca Group PLC                                                                  6,500          293,138
     GlaxoSmithKline PLC                                                                   37,037          996,472
                                                                                                      ------------
                                                                                                         1,289,610
                                                                                                      ------------
SPECIALTY RETAIL (1.0%)
     Kingfisher PLC                                                                        71,028          330,550
                                                                                                      ------------
WIRELESS TELECOMMUNICATIONS SERVICES (2.0%)
     Vodafone Group PLC                                                                   275,871          637,912
                                                                                                      ------------
TOTAL UNITED KINGDOM                                                                                     9,268,858
                                                                                                      ------------

TOTAL COMMON STOCKS (Cost $37,087,720)                                                                  32,353,036
                                                                                                      ------------


                                                                                          PAR
                                                                                         (000)
                                                                                         -----
SHORT-TERM INVESTMENT (0.9%)
     State Street Bank and Trust Co. Euro Time Deposit
       2.50% 11/01/01 (Cost $298,000)                                                   $  298             298,000
                                                                                                      ------------

TOTAL INVESTMENTS AT VALUE (100.2%) (Cost $37,385,720(2))                                               32,651,036

LIABILITIES IN EXCESS OF OTHER ASSETS (-0.2%)                                                              (53,477)
                                                                                                      ------------

NET ASSETS (100.0%)                                                                                   $ 32,597,559
                                                                                                      ============


                            INVESTMENT ABBREVIATIONS
                        ADR = American Depository Receipt

--------------------------------------------------------------------------------
(1) Non-income producing security.
(2) Also cost for federal income tax purposes.

                See Accompanying Notes to Financial Statements.

CREDIT SUISSE FIXED INCOME FUND
SCHEDULE OF INVESTMENTS
October 31, 2001
--------------------------------------------------------------------------------

             PAR                                               RATINGS(1)
            (000)                                             (S&P/MOODY'S)     MATURITY         RATE%       VALUE
            -----                                             -------------     --------         -----       -----
CORPORATE BONDS (36.5%)
AEROSPACE & DEFENSE (0.7%)
     $  1,770   Lockheed Martin Corp.                          (BBB- , Baa3)    12/01/05          7.950   $ 1,984,030
          400   Raytheon Co., Notes                            (BBB- , Baa3)    07/15/05          6.500       418,514
           75   Sequa Corp., Series B, Senior Notes              (BB , Ba2)     04/01/08          8.875        66,750
                                                                                                          -----------
                                                                                                            2,469,294
                                                                                                          -----------
APPAREL (0.0%)
           95   Levi Strauss & Co.                              (BB- , B2)      11/01/06          7.000        65,075
                                                                                                          -----------
AUTOMOBILE MANUFACTURERS (1.7%)
          925   DaimlerChrysler NA Holding Corp.,
                 Company Guaranteed, Global Notes              (BBB+ , A3)      01/18/11          7.750       960,957
        1,215   DaimlerChrysler NA Holding Corp.,
                 Company Guaranteed, Global Notes              (BBB+ , A3)      01/18/31          8.500     1,280,289
        2,255   General Motors Corp., Global Bonds             (BBB+ , A3)      05/01/28          6.750     2,017,194
        2,025   General Motors Corp., Global Notes             (BBB+ , A2)      01/15/11          7.200     2,033,469
                                                                                                          -----------
                                                                                                            6,291,909
                                                                                                          -----------
AUTOMOBILE PARTS & EQUIPMENT (0.2%)
           90   Collins & Aikman Products Corp., Company
                 Guaranteed, Senior Subordinated Notes
                 (Callable 04/15/02 @ $103.833)                   (B , B2)      04/15/06         11.500        80,550
          730   Visteon Corp., Global Senior Notes              (BBB , Baa2)    08/01/10          8.250       766,583
                                                                                                          -----------
                                                                                                              847,133
                                                                                                          -----------
BANKS (2.2%)
          300   Bank of America Corp.,
                 Global Subordinated Notes                       (A  , Aa3)     01/15/11          7.400       331,120
          705   Bank One Corp., Global Subordinated Notes        (A- , A1)      08/01/10          7.875       798,838
        1,050   Citicorp, Series F, Medium Term, Subordinated
                 Notes                                           (A+ , A1)      11/15/08          6.375     1,111,102
        1,480   J.P. Morgan Chase & Co., Global Senior Notes    (AA- , Aa3)     02/25/04          5.750     1,554,827
          655   J.P. Morgan Chase & Co.,
                 Global Subordinated Notes                       (A+ , A1)      02/01/11          6.750       694,906
        2,300   Monumental Global Funding, Rule 144A,
                 Secured, Private Placement(2)                  (AA+ , Aa3)     01/19/06          6.050     2,412,090
        1,490   Wells Fargo Bank NA, Subordinated Notes         (A+  , Aa2)     02/01/11          6.450     1,564,218
                                                                                                          -----------
                                                                                                            8,467,101
                                                                                                          -----------
BEVERAGES (1.2%)
        1,200   Anheuser-Busch Companies, Inc., Notes
                 (Callable 09/01/02 @ $100.00)                   (A+ , A1)      09/01/05          7.000     1,248,263
        3,250   Coca-Cola Enterprises, Inc., Debentures
                 (Putable 10/15/36 @ $100.00)                    (A , A2)       10/15/36          6.700     3,444,522
                                                                                                          -----------
                                                                                                            4,692,785
                                                                                                          -----------
BUILDING MATERIALS (0.1%)
          150   Brand Scaffold Services, Senior Unsecured
                 Notes (Callable 02/15/03 @ $105.12)             (B- , B3)      02/15/08         10.250       134,250
           65   Dayton Superior Corp., Company Guaranteed
                 Notes (Callable 06/15/07 @ $102.17)             (B- , B3)      06/15/09         13.000        64,594
                                                                                                          -----------
                                                                                                              198,844
                                                                                                          -----------

                See Accompanying Notes to Financial Statements.

             PAR                                               RATINGS(1)
            (000)                                             (S&P/MOODY'S)     MATURITY         RATE%       VALUE
            -----                                             -------------     --------         -----       -----
CORPORATE BONDS (CONTINUED)
CABLE (0.3%)
    $     885   Charter Communications Holdings,
                 Global Senior Notes                             (B+ , B2)      10/01/09         10.750   $   931,462
           80   Coaxial LLC, Company Guaranteed,
                 (Callable 08/15/03 @ $106.44)(3)              (CCC+ , Caa1)    08/15/08         12.875        59,600
           75   Telewest Communications PLC, Yankee
                 Debentures (Callable 10/01/02 @ $100.00)         (B , B2)      10/01/06          9.625        56,625
                                                                                                          -----------
                                                                                                            1,047,687
                                                                                                          -----------
CHEMICALS (0.4%)
          185   IMC Global, Inc., Notes                          (B+ , Ba2)     11/01/02          7.400       184,713
          150   Mississippi Chemical Corp.                        (B , B3)      11/15/17          7.250        53,250
        1,040   Rohm & Haas Co., Debentures                      (A- , A3)      07/15/29          7.850     1,173,056
          110   Scotts Co., Company Guaranteed
                 (Callable 01/15/04 @ $104.31)                   (B+ , B2)      01/15/09          8.625       113,300
                                                                                                          -----------
                                                                                                            1,524,319
                                                                                                          -----------
COMMERCIAL SERVICES (0.0%)
           80   Iron Mountain, Inc., Company Guaranteed
                 (Callable 04/01/06 @ $104.313)                   (B , B2)      04/01/13          8.625        84,000
           55   Trico Marine Services, Inc.,
                Series G, Company
                 Guaranteed (Callable 08/01/02 @ $102.834)        (B , B1)      08/01/05          8.500        51,012
                                                                                                          -----------
                                                                                                              135,012
                                                                                                          -----------
COMMUNICATIONS & MEDIA (0.0%)
          110   Lin Television Corp., Company Guaranteed
                 (Callable 03/01/03 @ $104.188)                  (B- , B2)      03/01/08          8.375       100,100
                                                                                                          -----------
COMPUTERS (0.0%)
           80   DIVA Systems Corp., Series B, Senior Discount
                 Notes (Callable 03/01/03 @ $106.31)(3)          (NR , NR)      03/01/08         12.625         9,200
                                                                                                          -----------
DIVERSIFIED FINANCIALS (2.8%)
          565   ERAC USA Finance Co., Rule 144A, Notes(2)      (BBB+ , Baa1)    12/15/09          7.950       588,616
        3,795   Ford Motor Credit Co., Global Notes            (BBB+ , A2)      10/28/09          7.375     3,856,054
          325   Goldman Sachs Group, Inc., Series EMTN,
                 Global Senior Unsubordinated                    (A+ , A1)      01/28/10          7.800       362,650
          725   Lehman Brothers Holdings, Inc., Global Notes      (A , A2)      05/15/06          6.250       758,682
        2,190   Lehman Brothers Holdings, Inc., Global Notes      (A , A2)      06/15/07          8.250     2,478,819
        1,675   Morgan Stanley Dean Witter, Global Notes        (AA- , Aa3)     06/15/05          7.750     1,858,893
          800   National Rural Utilities
                Cooperative Finance Corp.                       (AA- , Aa3)     05/15/05          6.125       848,355
                                                                                                          -----------
                                                                                                           10,752,069
                                                                                                          -----------
ELECTRIC (6.2%)
           90   AES Corp., Senior Notes                          (BB , Ba1)     02/15/11          8.875        82,125
           50   Calpine Corp., Senior Notes                     (BB+ , Baa3)    08/15/10          8.625        50,415
        1,620   Calpine Corp., Senior Notes                     (BB+ , Baa3)    02/15/11          8.500     1,632,766
          755   Cilcorp, Inc., Bonds                            (BB+ , Baa2)    10/15/29          9.375       858,094
        2,800   CMS Energy Corp., Senior Notes                   (BB , Ba3)     04/15/11          8.500     2,875,690
          205   CMS Energy Corp., Series B, Senior Notes         (BB , Ba3)     01/15/04          6.750       203,364
        1,755   Mirant Americas Generation Corp., Rule 144A,
                 Private Placement Bonds(2)                    (BBB- , Baa3)    10/01/21          8.500     1,778,161
        2,275   Mirant Americas Generation Corp.,
                Senior Notes                                   (BBB- , Baa3)    05/01/06          7.625     2,385,938
        2,140   NRG Energy, Inc., Senior Notes                 (BBB- , Baa3)    04/01/11          7.750     2,264,218
        3,175   Oklahoma Gas & Electric                          (A- , Baa2)    07/15/17          6.500     3,381,210

                 See Accompanying Notes to Financial Statements.

             PAR                                               RATINGS(1)
            (000)                                             (S&P/MOODY'S)     MATURITY         RATE%       VALUE
            -----                                             -------------     --------         -----       -----
CORPORATE BONDS (CONTINUED)
ELECTRIC (continued)
     $  1,775   PG&E National Energy Group,
                 Global Senior Notes                           (BBB , Baa2)     05/16/11         10.375   $ 2,005,643
        1,590   Potomac Electric Power Co., 1st Mortgage
                 (Callable 05/15/02 @ $103.21)                   (A , A1)       05/15/27          8.500     1,679,816
          795   Progress Energy, Inc., Senior Notes            (BBB , Baa1)     03/01/06          6.750       848,241
          855   PSEG Power LLC, Rule 144A, Senior Notes(2)     (BBB , Baa1)     04/15/06          6.875       904,058
        2,235   Texas Utilities Holdings Corp., Series J,
                 Senior Notes                                  (BBB , Baa3)     06/15/06          6.375     2,329,018
                                                                                                          -----------
                                                                                                           23,278,757
                                                                                                          -----------
ENTERTAINMENT (0.3%)
          425   Argosy Gaming Co., Company Guaranteed
                 (Callable 06/01/04 @ $105.375)                 (B+ , B2)       06/01/09         10.750       471,750
          310   Mohegan Tribal Gaming, Rule 144A,
                            Senior Subordinated Notes
                 (Callable 07/01/06 @ $104.188)(2)             (BB- , Ba3)      07/01/11          8.375       322,400
          175   Sun International Hotels, Ltd.,
                 Rule 144A, Senior Subordinated Notes
                 (Callable 08/15/06 @ $104.438)(2)              (B+ , Ba3)      08/15/11          8.875       155,750
           80   YankeeNets LLC, Rule 144A, Senior Notes
                 (Callable 03/01/04 @ $106.37)(2)               (B- , B1)       03/01/07         12.750       101,000
                                                                                                          -----------
                                                                                                            1,050,900
                                                                                                          -----------
ENVIRONMENTAL CONTROL (1.2%)
        1,520   Allied Waste North America, Series B, Company
                 Guaranteed (Callable 08/01/04 @ $105.00)       (B+ , B2)       08/01/09         10.000     1,546,600
           45   Allied Waste North America, Series B, Company
                 Guaranteed, Senior Subordinated Notes
                 (Callable 01/01/04 @ $103.94)                 (BB- , Ba3)      01/01/09          7.875        44,775
        2,700   Allied Waste North America, Series B,
                 Global Company Guaranteed                     (BB- , Ba3)      04/01/08          8.875     2,781,000
                                                                                                          -----------
                                                                                                            4,372,375
                                                                                                          -----------
FOOD (1.6%)
          300   Agrilink Foods, Inc., Company Guaranteed,
                 Senior Subordinated Notes
                 (Callable 11/01/03 @ $105.94)                  (B- , B3)       11/01/08         11.875       268,500
           50   Aurora Foods, Inc., Series B, Senior
                 Subordinated Notes
                 (Callable 07/01/03 @ $106.375)               (CCC+ , Caa1)     07/01/08          8.750        43,250
          100   Fleming Companies, Inc., Company Guaranteed
                 (Callable 04/01/05 @ $105.06)                 (BB- , Ba3)      04/01/08         10.125       105,000
        2,260   Kellogg Co., Series B, Global Notes            (BBB , Baa2)     04/01/03          5.500     2,321,845
           90   Stater Brothers Holdings, Senior Notes
                 (Callable 08/15/03 @ $105.375)                 (B- , B2)       08/15/06         10.750        91,800
        1,850   Tyson Foods, Inc., Rule 144A, Private
                 Placement Notes(2)                            (BBB , Baa3)     10/01/04          6.625     1,913,738
        1,220   Tyson Foods, Inc., Rule 144A, Private
                 Placement Notes(2)                            (BBB , Baa3)     10/01/11          8.250     1,308,478
                                                                                                          -----------
                                                                                                            6,052,611
                                                                                                          -----------

                See Accompanying Notes to Financial Statements.

             PAR                                               RATINGS(1)
            (000)                                             (S&P/MOODY'S)     MATURITY         RATE%       VALUE
            -----                                             -------------     --------         -----       -----
CORPORATE BONDS (CONTINUED)
FOREST PRODUCTS, PAPER (1.2%)
      $ 2,985   Abitibi-Consolidated, Inc., Yankee Bonds      (BBB- , Baa3)     08/01/05          8.300   $ 3,227,409
          365   Georgia-Pacific Corp., Notes                  (BBB- , Baa3)     05/15/31          8.875       372,919
          835   Weyerhaeuser Co., Notes                         (A- , A3)       08/01/06          6.000       864,703
                                                                                                          -----------
                                                                                                            4,465,031
                                                                                                          -----------
GAS (0.3%)
        1,025   Keyspan Corp., Senior Notes                      (A , A3)       11/15/30          8.000     1,206,875
                                                                                                          -----------
HEALTHCARE SERVICES (0.2%)
          100   Extendicare Health Services, Inc., Company
                 Guaranteed, Senior Subordinated Notes
                 (Callable 12/15/02 @ $104.675)               (CCC+ , B3)       12/15/07          9.350        93,000
          180   HCA, Inc.                                      (BB+ , Ba1)      06/15/05          6.910       188,316
           90   HCA, Inc.                                      (BB+ , Ba1)      09/01/10          8.750       102,150
           80   La Petite Academy, Inc., Series B, Company
                 Guaranteed (Callable 05/15/03 @ $105.00)     (CCC- , Caa3)     05/15/08         10.000        43,200
          240   Magellan Health Services, Inc., Senior
                 Subordinated Notes (Callable 02/15/03 @
                 $104.50)                                       (B- , B3)       02/15/08          9.000       234,000
           65   Tenet Healthcare Corp., Series B, Senior
                 Subordinated Notes (Callable 06/01/03 @
                 $104.06)                                     (BBB- , Ba1)      12/01/08          8.125        70,525
                                                                                                          -----------
                                                                                                              731,191
                                                                                                          -----------
HOLDING COMPANIES (0.0%)
           95   Werner Holdings Co., Inc., Series A, Company
                 Guaranteed (Callable 11/15/02 @ $105.00)       (B- , B2)       11/15/07         10.000        86,450
                                                                                                          -----------
HOME BUILDERS (0.0%)
           90   KB Home, Senior Subordinated Notes
                 (Callable 02/15/06 @ $104.75)                 (BB- , Ba3)      02/15/11          9.500        89,662
           45   Ryland Group, Senior Notes
                  (Callable 09/01/05 @ $104.87)                 (BB , Ba2)      09/01/10          9.750        47.475
                                                                                                          -----------
                                                                                                              137,137
                                                                                                          -----------
INSURANCE (0.3%)
        2,415   Conseco, Inc.                                   (B+ , B1)       10/15/06          9.000     1,147,125
                                                                                                          -----------
LEISURE (0.0%)
          175   Hard Rock Hotel, Inc., Series B, Senior
                 Subordinated Notes
                 (Callable 04/01/02 @ $104.625)                 (B- , Caa2)     04/01/05          9.250       156,625
                                                                                                          -----------
LODGING (2.5%)
          325   Ameristar Casinos, Inc., Company Guaranteed
                 (Callable 02/15/06 @ $105.375)                 (B- , B3)       02/15/09         10.750       341,250
          110   Aztar Corp., Senior Subordinated Notes
                 (Callable 05/15/03 @ $104.44)                  (B+ , Ba3)      05/15/07          8.875       111,650
          116   Fitzgeralds Gaming Corp., Series B, Company
                 Guaranteed (Callable 12/15/01 @ $106.25)(4)    (NR , NR)       12/15/04         12.250        63,943
          530   Hilton Hotels Corp., Notes                    (BBB- , Baa3)     02/15/11          8.250       508,404
        2,980   HMH Properties, Inc., Series B, Senior
                 Notes (Callable 05/15/02 @ $101.19)            (NR , NR)       05/15/05          9.500     2,950,200

                 See Accompanying Notes to Financial Statements.

             PAR                                               RATINGS(1)
            (000)                                             (S&P/MOODY'S)     MATURITY         RATE%       VALUE
            -----                                             -------------     --------         -----       -----
CORPORATE BONDS (CONTINUED)
LODGING (continued)
       $  515   ITT Corp.                                     (BBB- , Ba1)      11/15/05          6.750   $   489,700
          700   Mandalay Resort Group                          (BB+ , Ba2)      08/01/08          9.500       703,500
        1,545   MGM Mirage, Inc., Company Guaranteed           (BB+ , Ba1)      06/01/07          9.750     1,545,000
        1,055   MGM Mirage, Inc., Company Guaranteed          (BBB- , Baa3)     09/15/10          8.500     1,064,155
        1,495   Park Place Entertainment,
                 Senior Subordinated Notes                     (BB+ , Ba1)      12/15/05          7.875     1,461,363
                                                                                                          -----------
                                                                                                            9,239,165
                                                                                                          -----------
MEDIA (2.7%)
          125   Adelphia Communications Corp., Senior Notes     (B+ , B2)       01/15/07          8.875       115,000
        1,360   Adelphia Communications Corp., Senior Notes     (B+ , B2)       11/15/09          9.375     1,230,800
          530   Adelphia Communications Corp., Senior Notes     (B+ , B2)       10/01/10         10.875       511,450
          140   American Lawyer Media, Series B, Company
                 Guaranteed (Callable 12/15/02 @ $104.87)     (CCC+ , B3)       12/15/07          9.750       103,075
        1,650   AOL Time Warner, Inc., Global Bonds           (BBB+ , Baa1)     04/15/31          7.625     1,736,406
        1,805   Comcast Cable Communications, Senior Notes     (BBB , Baa2)     01/30/11          6.750     1,874,821
           70   CSC Holdings, Inc., Series B, Senior Notes     (BB+ , Ba1)      07/15/09          8.125        73,700
        1,425   CSC Holdings, Inc., Series B, Senior Notes     (BB+ , Ba1)      04/01/11          7.625     1,443,103
           85   Frontiervision Holdings LP, Senior Discount
                 Notes (Callable 09/15/02 @ $105.937)           (B+ , B2)       09/15/07         11.875        88,825
           35   Hollinger International Publishing, Company
                 Guaranteed                                    (BB- , Ba2)      03/15/05          8.625        33,819
           25   James Cable Partners LP, Series B, Senior
                 Notes (Callable 08/15/02 @ $102.687)          (CCC , Caa2)     08/15/04         10.750        20,125
          620   News America Holdings, Inc., Company
                 Guaranteed                                   (BBB- , Baa3)     02/01/13          9.250       749,654
        1,190   News America Holdings, Inc., Debentures       (BBB- , Baa3)     08/10/18          8.250     1,247,775
           70   Northland Cable Television, Company
                 Guaranteed (Callable 11/15/02 @ $105.12)       (B- , Caa1)     11/15/07         10.250        47,950
           70   Olympus Communications LP, Series B, Senior
                 Notes (Callable 11/15/01 @ $105.31)            (B+ , B2)       11/15/06         10.625        68,950
           75   Salem Communications Corp., Series B,
                 Company Guaranteed,
                 (Callable 10/01/02 @ $104.75)                  (B- , B3)       10/01/07          9.500        77,719
          455   Telemundo Holdings, Inc., Series B, Senior
                 Discount Notes
                 (Callable 08/15/03 @ $105.75)(3)             (CCC+ , B3)       08/15/08         11.500       430,544
          430   Time Warner, Inc., Company Guaranteed         (BBB+ , Baa1)     05/15/29          6.625       407,382
          135   Young Broadcasting, Inc., Global Company
                 Guaranteed (Callable 03/01/06 @ $105.00)       (B- , B3)       03/01/11         10.000       114,075
                                                                                                          -----------
                                                                                                           10,375,173
                                                                                                          -----------
MINING (0.2%)
          760   Phelps Dodge Corp., Senior Notes              (BBB- , Baa2)     06/01/31          9.500       680,035
                                                                                                          -----------
OIL & GAS (1.8%)
          100   Abraxas Petroleum Corp., Series B, Company
                 Guaranteed (Callable 03/15/02 @ $103.167)      (NR , B3)       03/15/03         12.875       101,000
        1,200   Anadarko Petroleum Corp., Debentures          (BBB+ , Baa1)     10/15/26          7.500     1,271,179
          215   Chesapeake Energy Corp., Global Company
                 Guaranteed, Senior Notes
                 (Callable 04/01/06 @ $104.063)                 (B+ , B2)       04/01/11          8.125       210,700
        1,690   Consolidated Natural Gas Co., Senior Notes    (BBB+ , A3)       04/15/11          6.850     1,803,854

                See Accompanying Notes to Financial Statements.

             PAR                                               RATINGS(1)
            (000)                                             (S&P/MOODY'S)     MATURITY         RATE%       VALUE
            -----                                             -------------     --------         -----       -----
CORPORATE BONDS (CONTINUED)
OIL & GAS (continued)
      $    80   Denbury Management, Inc., Company
                 Guaranteed, Senior Subordinated Notes
                 (Callable 03/01/03 @ $104.50)                  (B- , B3)       03/01/08          9.000   $    74,800
        1,590   Dominion Resources, Inc., Debentures (Putable
                 10/15/06 @ $100.00)                          (BBB+ , A3)       10/15/26          6.875     1,705,960
          870   Enterprise Products Partners LP, Company
                 Guaranteed                                    (BBB , Baa2)     02/01/11          7.500       920,662
          370   Magnum Hunter Resources, Inc., Company
                 Guaranteed, (Callable 06/01/02 @ $105.00)       (B , B2)       06/01/07         10.000       357,050
           25   Parker Drilling Co., Series D, Company
                 Guaranteed (Callable 11/15/01 @ $104.87)       (B+ , B1)       11/15/06          9.750        24,250
                                                                                                          -----------
                                                                                                            6,469,455
                                                                                                          -----------
OIL & GAS SERVICES (0.0%)
          210   Southwest Royalties, Inc., Series B, Company
                 Guaranteed (Callable 10/15/02 @ $102.625)    (CCC- , Caa2)     10/15/04         10.500       176,400
                                                                                                          -----------
PACKAGING & CONTAINERS (0.1%)
          165   Four M Corp., Series B, Senior Secured Notes
                 (Callable 06/01/02 @ $104.00)                   (B , B3)       06/01/06         12.000       142,725
          105   Owens-Illinois, Inc., Senior Notes              (B+ , B3)       05/15/08          7.350        84,525
                                                                                                          -----------
                                                                                                              227,250
                                                                                                          -----------
PHARMACEUTICALS (0.0%)
          145   NBTY, Inc., Series B, Senior Subordinated
                 Notes (Callable 09/15/02 @ $104.31)            (B+ , B1)       09/15/07          8.625       137,750
                                                                                                          -----------
PIPELINES (0.7%)
        1,365   Duke Energy Field Services, Notes              (BBB , Baa2)     08/16/05          7.500     1,477,671
        1,430   Enron Corp., Notes                             (BBB , Baa2)     06/15/03          7.875     1,175,829
           65   Western Gas Resources, Inc., Company
                 Guaranteed (Callable 06/15/04 @ $105.00)      (BB- , Ba3)      06/15/09         10.000        67,275
                                                                                                          -----------
                                                                                                            2,720,775
                                                                                                          -----------
RETAIL (0.0%)
           55   AFC Enterprises, Senior Subordinated Notes
                 (Callable 05/15/02 @ $105.12)                  (B+ , B2)       05/15/07         10.250        57,750
          105   Sbarro, Inc., Company Guaranteed, Senior
                 Notes (Callable 09/15/04 @ $105.50)           (BB- , Ba3)      09/15/09         11.000        86,625
                                                                                                          -----------
                                                                                                              144,375
                                                                                                          -----------
SAVINGS & LOANS (0.2%)
          750   Long Island Savings Bank FSB                   (BBB , Baa2)     06/13/02          7.000       770,026
           75   Sovereign Bancorp, Inc., Senior Notes          (BB+ , Ba3)      11/15/06         10.500        82,969
                                                                                                          -----------
                                                                                                              852,995
                                                                                                          -----------
TELECOMMUNICATIONS (7.4%)
          155   Alamosa PCS Holdings, Inc., Company
                 Guaranteed (Callable 02/15/05 @ $106.44)(3)   (CCC , Caa1)     02/15/10         12.875        88,350
        1,870   AT&T Corp., Global Notes                        (A- , A3)       03/15/09          6.000     1,820,939
          440   AT&T Corp., Global Notes                        (A- , A3)       03/15/29          6.500       381,449
          680   AT&T Wireless Group, Rule 144A,
                Senior Notes(2)                                (BBB , Baa2)     03/01/11          7.875       737,006

                See Accompanying Notes to Financial Statements.

             PAR                                               RATINGS(1)
            (000)                                             (S&P/MOODY'S)     MATURITY         RATE%       VALUE
            -----                                             -------------     --------         -----       -----
CORPORATE BONDS (CONTINUED)
TELECOMMUNICATIONS (continued)
    $     495   AT&T Wireless Services, Inc.,
                Global Senior Notes                            (BBB , Baa2)     03/01/31          8.750   $   563,794
        1,465   Citizens Communications Co.                    (BBB , Baa2)     05/15/06          8.500     1,583,990
        2,890   Citizens Communications Co.                    (BBB , Baa2)     05/15/11          9.250     3,244,967
        1,905   Citizens Communications Co.,
                Rule 144A, Notes(2)                            (BBB , Baa2)     08/15/08          7.625     1,972,454
        1,150   Cox Communications, Inc.                       (BBB , Baa2)     11/01/10          7.750     1,264,073
          180   Crown Castle International Corp.
                 (Callable 08/01/06 @ $104.69)                   (B , B3)       08/01/11          9.375       157,500
           80   Dobson Communications Corp., Senior Notes
                 (Callable 07/01/05 @ $105.44)                   (B , B3)       07/01/10         10.875        86,200
          940   Global Crossing Holdings, Ltd.,
                 Global Company Guaranteed                     (BB- , B2)       08/01/07          8.700       150,400
        2,290   Global Crossing Holdings, Ltd., Yankee Company
                 Guaranteed (Callable 11/01/04 @ $104.75)      (BB- , B2)       11/15/09          9.500       389,300
           55   Hyperion Telecommunications, Inc., Series B,
                  Senior Discount Notes
                 (Callable 04/15/02 @ $100.00)                  (B+ , Caa2)     04/15/03         13.000         3,850
           60   Insight Midwest, Global Senior Notes
                 (Callable 11/01/05 @ $105.25)                  (B+ , B1)       11/01/10         10.500        64,200
          710   Intermedia Communications, Inc., Series B,
                 Senior Discount Notes
                 (Callable 07/15/02 @ $105.63)(3)             (BBB+ , Baa2)     07/15/07         11.250       706,450
          290   Intermedia Communications, Inc., Series B,
                 Senior Notes (Callable 06/01/03 @ $104.30)   (BBB+ , Baa2)     06/01/08          8.600       295,800
           70   IWO Holdings, Inc., Rule 144A, Company
                 Guaranteed (Callable 01/15/06 @ $107.00)(2)   (CCC , Caa1)     01/15/11         14.000        65,100
        1,200   Level 3 Communications, Inc., Senior Notes
                 (Callable 05/01/03 @ $104.563)               (CCC+ , Caa1)     05/01/08          9.125       546,000
        1,690   Motorola, Inc., Rule 144A,
                 Private Placement Senior Notes(2)            (BBB+ , A3)       11/01/11          8.000     1,699,143
           45   Nextel Communications, Inc., Senior Discount
                 Notes (Callable 02/15/03 @ $104.97)(3)          (B , B1)       02/15/08          9.950        26,888
        1,310   Nextel Communications, Inc., Senior Notes
                 (Callable 11/15/04 @ $104.688)                  (B , B1)       11/15/09          9.375       923,550
        1,005   Qwest Capital Funding, Inc.,
                 Company Guaranteed                           (BBB+ , Baa1)     11/15/18          6.500       895,310
        1,455   Qwest Capital Funding, Inc.,
                 Global Company Guaranteed                    (BBB+ , Baa1)     02/15/11          7.250     1,492,636
           65   Rogers Communications, Inc., Yankee Senior
                 Notes (Callable 01/15/02 @ $103.04)           (BB- , Ba1)      01/15/06          9.125        64,675
          220   SBA Communications Corp., Global Senior Notes
                 (Callable 02/01/05 @ $105.125)                 (B- , B3)       02/01/09         10.250       177,100
        2,225   Sprint Capital Corp., Global
                Company Guaranteed                            (BBB+ , Baa1)     11/15/28          6.875     2,038,053
        1,880   Sprint Capital Corp., Rule 144A(2)            (BBB+ , Baa1)     01/15/07          6.000     1,879,436
           90   U.S. Unwired, Inc., Series B, Company
                 Guaranteed, (Callable 11/01/04 @ $106.69)(3) (CCC+ , Caa1)     11/01/09         13.375        57,150
        1,000   Voicestream Wireless Corp., Senior Discount
                 Notes (Callable 11/15/04 @ $105.94)(3)         (A- , Baa1)     11/15/09         11.875       867,500
          570   Voicestream Wireless Corp., Senior Notes
                 (Callable 11/15/04 @ $105.19)                  (A- , Baa1)     11/15/09         10.375       652,650
          800   WorldCom, Inc., Global Bonds                  (BBB+ , A3)       05/15/31          8.250       821,461
        1,645   WorldCom, Inc., Global Notes                  (BBB+ , A3)       05/15/11          7.500     1,698,329
          940   XO Communications, Inc., Senior Discount
                 Notes (Callable 04/15/03 @ $104.72)(3)       (CCC+ , Caa1)     04/15/08          9.450        98,700

                 See Accompanying Notes to Financial Statements.

             PAR                                               RATINGS(1)
            (000)                                             (S&P/MOODY'S)     MATURITY         RATE%       VALUE
            -----                                             -------------     --------         -----       -----
CORPORATE BONDS (CONTINUED)
TELECOMMUNICATIONS (continued)
     $  1,290   XO Communications, Inc., Senior Discount
                 Notes (Callable 12/01/04 @ $106.06)(3)        (CCC , Caa1)     12/01/09         12.125   $    109,650
          365   XO Communications, Inc., Senior Notes
                 (Callable 11/15/03 @ $105.37)                 (CCC , Caa1)     11/15/08         10.750         71,175
        1,805   XO Communications, Inc., Senior Notes
                 (Callable 12/01/04 @ $105.25)                 (CCC , Caa1)     12/01/09         10.500        315,875
                                                                                                           -----------
                                                                                                            28,011,103
                                                                                                           -----------
TEXTILES (0.0%)
           75   Galey & Lord, Inc., Company Guaranteed
                 (Callable 03/01/03 @ $104.563)               (CCC+ , Ca)       03/01/08          9.125         13,125
          100   Simmons Co., Series B, Senior Subordinated
                 Notes (Callable 03/15/04 @ $105.125)           (B- , B3)       03/15/09         10.250         87,125
           85   Westpoint Stevens, Inc., Senior Notes         (CCC+ , Ca)       06/15/05          7.875         28,475
                                                                                                           -----------
                                                                                                               128,725
                                                                                                           -----------
TOTAL CORPORATE BONDS (Cost $139,222,734)                                                                  138,448,806
                                                                                                           -----------
ASSET BACKED SECURITIES (4.7%)
        2,000   Chase Credit Card Master Trust,
                 Series 1999-3, Class A                        (AAA , Aaa)      09/15/04          6.660      2,163,941
          535   Discover Card Master Trust 1,
                 Series 2001-6, Class A                        (AAA , Aaa)      12/15/08          5.750        566,257
          767   Korea Asset Funding, Ltd.,
                 Series 2000-1A, Class 1(5)                     (NR , Baa2)     02/12/09          5.660        764,425
        1,140   MBNA Master Credit Card Trust,
                 Series 1997-I, Class A                        (AAA , Aaa)      01/15/07          6.550      1,229,338
        4,660   California Infrastructure PG&E, Series 1997-1,
                 Class A7 (Callable 09/25/06 @ $100.00)        (AAA , Aaa)      09/25/08          6.420      5,019,055
          900   Chase Credit Card Master Trust, Series 2000-1
                 Class A                                        (AAA, Aaa)      02/15/05          2.695        901,531
        2,000   Commonwealth Edison Co., 1st Mortgage
                 (Callable 02/01/02 @ $103.84)                  (A- , A3)       02/01/22          8.625      2,119,708
          134   Donaldson Lufkin & Jenrette, Inc., Acceptance
                 Trust, Series 1989-1, Class F
                 Acceptance Trust                               (AAA, Aaa)      08/01/19         11.000        150,095
          870   Small Business Administration, Series 1992-
                 20D, Class 1 Development Participation
                 Certificate Debenture                         (AAA , Aaa)      04/01/12          8.200        956,487
        4,000   Standard Credit Card Master Trust,
                Series 1994-4, Class A                         (AAA , Aaa)      11/07/03          8.250      4,002,724
                                                                                                           -----------
TOTAL ASSET BACKED SECURITIES (Cost $17,448,626)                                                            17,873,561
                                                                                                           -----------
MORTGAGE-BACKED SECURITIES (39.0%)
        4,470   Fannie Mae                                     (AAA , Aaa)      11/15/30          6.625      5,116,371
          458   Fannie Mae Global Notes                        (AAA , Aaa)      06/15/06          5.250        482,545
        5,900   Fannie Mae TBA                                 (AAA , Aaa)      11/01/16          6.500      6,130,466
        7,755   Fannie Mae TBA                                 (AAA , Aaa)      11/01/31          6.000      7,847,091
       12,300   Fannie Mae TBA                                 (AAA , Aaa)      11/01/31          7.000     12,822,750
       10,695   Fannie Mae TBA                                 (AAA , Aaa)      11/01/31          7.500     11,203,012
       26,770   Fannie Mae TBA                                 (AAA , Aaa)      11/01/31          8.000     28,300,923
        6,885   Fannie Mae TBA                                 (AAA , Aaa)      12/01/31          7.000      7,156,097
          335   Fannie Mae, Series 1999-52                     (AAA , Aaa)      05/25/22          7.000        345,700

                 See Accompanying Notes to Financial Statements.

             PAR                                               RATINGS(1)
            (000)                                             (S&P/MOODY'S)     MATURITY         RATE%       VALUE
            -----                                             -------------     --------         -----       -----
MORTGAGE-BACKED SECURITIES (CONTINUED)
       $  447   Fannie Mae                                     (AAA , Aaa)      08/01/29          7.500   $   470,526
           32   Fannie Mae                                     (AAA , Aaa)      10/01/29          7.500        33,592
          228   Fannie Mae                                     (AAA , Aaa)      11/01/29          7.500       239,595
          785   Fannie Mae                                     (AAA , Aaa)      12/01/29          7.000       821,335
           55   Fannie Mae                                     (AAA , Aaa)      02/01/30          7.500        57,857
        1,165   Fannie Mae Global Notes                        (AAA , Aaa)      01/15/30          7.125     1,415,157
          140   Fannie Mae Pool #004542                        (AAA , Aaa)      12/01/08         12.000       154,508
           47   Fannie Mae Pool #035574                        (AAA , Aaa)      10/01/08          8.750        49,080
            6   Fannie Mae Pool #076368                        (AAA , Aaa)      09/01/03          9.250         6,520
           10   Fannie Mae Pool #076378                        (AAA , Aaa)      09/01/03          9.250        10,479
          832   Fannie Mae Pool #124211                        (AAA , Aaa)      12/01/21          7.869       850,798
          302   Fannie Mae Pool #124790                        (AAA , Aaa)      02/01/23          9.000       331,859
          415   Fannie Mae Pool #125136                        (AAA , Aaa)      07/01/07          8.000       437,358
           38   Fannie Mae Pool #224635                        (AAA , Aaa)      09/01/20          9.000        41,279
          111   Fannie Mae Pool #243876                        (AAA , Aaa)      01/01/09          9.000       120,152
          632   Fannie Mae Pool #252492                        (AAA , Aaa)      05/01/29          7.500       666,024
          454   Fannie Mae Pool #252874                        (AAA , Aaa)      11/01/29          7.500       478,232
          612   Fannie Mae Pool #253183                        (AAA , Aaa)      03/01/30          7.500       641,589
          307   Fannie Mae Pool #270674                        (AAA , Aaa)      09/01/17          9.000       337,154
          227   Fannie Mae Pool #312088                        (AAA , Aaa)      06/01/02          7.000       231,651
          235   Fannie Mae Pool #501926                        (AAA , Aaa)      02/01/30          7.000       245,658
          882   Fannie Mae Pool #501932                        (AAA , Aaa)      02/01/30          7.000       921,658
          727   Fannie Mae Pool #501939                        (AAA , Aaa)      03/01/30          7.000       759,468
           25   Fannie Mae Pool #504305                        (AAA , Aaa)      08/01/29          7.500        26,347
           65   Fannie Mae Pool #504338                        (AAA , Aaa)      10/01/29          7.500        68,381
           23   Fannie Mae Pool #504669                        (AAA , Aaa)      10/01/29          7.500        24,594
           17   Fannie Mae Pool #507048                        (AAA , Aaa)      09/01/29          7.500        17,791
           23   Fannie Mae Pool #507053                        (AAA , Aaa)      09/01/29          7.500        23,897
           46   Fannie Mae Pool #508801                        (AAA , Aaa)      08/01/29          7.500        48,092
          514   Fannie Mae Pool #508854                        (AAA , Aaa)      08/01/29          7.500       541,687
           19   Fannie Mae Pool #508907                        (AAA , Aaa)      08/01/29          7.500        19,873
           39   Fannie Mae Pool #509144                        (AAA , Aaa)      07/01/29          7.500        41,425
          156   Fannie Mae Pool #511764                        (AAA , Aaa)      12/01/29          7.500       164,418
           66   Fannie Mae Pool #515160                        (AAA , Aaa)      09/01/29          7.500        69,650
          379   Fannie Mae Pool #515509                        (AAA , Aaa)      10/01/29          7.500       398,722
          141   Fannie Mae Pool #515542                        (AAA , Aaa)      10/01/29          8.000       150,778
          431   Fannie Mae Pool #515943                        (AAA , Aaa)      10/01/29          7.500       453,409
           30   Fannie Mae Pool #515955                        (AAA , Aaa)      10/01/29          7.500        31,268
           52   Fannie Mae Pool #516832                        (AAA , Aaa)      01/01/30          7.500        54,405
          462   Fannie Mae Pool #517894                        (AAA , Aaa)      03/01/30          7.500       484,639
           33   Fannie Mae Pool #521205                        (AAA , Aaa)      12/01/29          7.500        34,547
          118   Fannie Mae Pool #521369                        (AAA , Aaa)      12/01/29          7.000       123,236
           32   Fannie Mae Pool #522696                        (AAA , Aaa)      11/01/29          7.500        33,477
          511   Fannie Mae Pool #522904                        (AAA , Aaa)      03/01/30          7.500       535,412
           63   Fannie Mae Pool #523929                        (AAA , Aaa)      11/01/29          7.500        66,239
          450   Fannie Mae Pool #526089                        (AAA , Aaa)      12/01/29          7.000       470,342
          151   Fannie Mae Pool #527587                        (AAA , Aaa)      12/01/29          7.500       158,867
          130   Fannie Mae Pool #527805                        (AAA , Aaa)      03/01/30          7.500       136,081
          388   Fannie Mae Pool #528126                        (AAA , Aaa)      03/01/30          7.500       406,819
           53   Fannie Mae Pool #528289                        (AAA , Aaa)      03/01/30          7.500        55,117
           25   Fannie Mae Pool #528508                        (AAA , Aaa)      02/01/30          7.500        26,641
           43   Fannie Mae Pool #528800                        (AAA , Aaa)      01/01/30          7.000        45,129
          335   Fannie Mae Pool #528803                        (AAA , Aaa)      01/01/30          7.500       353,263
           25   Fannie Mae Pool #529869                        (AAA , Aaa)      02/01/30          7.500        26,595
          132   Fannie Mae Pool #531075                        (AAA , Aaa)      02/01/30          8.000       139,115

                 See Accompanying Notes to Financial Statements.

             PAR                                               RATINGS(1)
            (000)                                             (S&P/MOODY'S)     MATURITY         RATE%       VALUE
            -----                                             -------------     --------         -----       -----
MORTGAGE-BACKED SECURITIES (CONTINUED)
        $  36   Fannie Mae Pool #531310                        (AAA , Aaa)      03/01/30          7.500   $    38,210
          381   Fannie Mae Pool #531537                        (AAA , Aaa)      03/01/30          7.500       399,507
        1,053   Fannie Mae Pool #531539                        (AAA , Aaa)      03/01/30          7.000     1,100,068
           25   Fannie Mae Pool #532271                        (AAA , Aaa)      02/01/30          7.000        25,731
           33   Fannie Mae Pool #532476                        (AAA , Aaa)      03/01/30          7.500        34,606
           56   Fannie Mae Pool #532496                        (AAA , Aaa)      03/01/30          7.500        58,752
          564   Fannie Mae Pool #533026                        (AAA , Aaa)      03/01/30          8.000       596,264
          449   Fannie Mae Pool #533027                        (AAA , Aaa)      03/01/30          8.000       474,533
          798   Fannie Mae Pool #533033                        (AAA , Aaa)      03/01/30          8.000       843,838
          409   Fannie Mae Pool #533440                        (AAA , Aaa)      01/01/30          8.000       436,531
        3,755   Fannie Mae Pool #533484                        (AAA , Aaa)      03/01/28          8.000     4,009,619
          453   Fannie Mae Pool #533586                        (AAA , Aaa)      03/01/30          7.500       474,553
          282   Fannie Mae Pool #533714                        (AAA , Aaa)      03/01/30          8.000       298,694
          434   Fannie Mae Pool #534125                        (AAA , Aaa)      03/01/30          7.500       454,727
          366   Fannie Mae Pool #535083                        (AAA , Aaa)      12/01/29          7.500       385,590
        2,743   Fannie Mae Pool #535101                        (AAA , Aaa)      08/01/13          6.500     2,865,175
          215   Fannie Mae Pool #535159                        (AAA , Aaa)      02/01/30          7.000       224,920
        3,038   Fannie Mae, Series 1993-196, Class J           (AAA , Aaa)      10/25/08          5.500     3,126,239
        4,920   Fannie Mae, Series 1997-51, Class KB
                 Guaranteed REMIC Trust                        (AAA , Aaa)      03/20/08          7.000     5,040,196
          290   Freddie Mac                                    (AAA , Aaa)      12/15/20          6.250       301,564
            6   Freddie Mac Pool #260499                       (AAA , Aaa)      04/01/16         10.000         6,738
        1,205   Freddie Mac Pool #292065                       (AAA , Aaa)      04/01/17          8.500     1,290,704
          591   Freddie Mac Pool #606523                       (AAA , Aaa)      10/01/19          6.907       611,135
        2,625   GE Capital Commercial Mortgage Corp.,
                 Series 2000-1, Class A2                       (AAA , Aaa)      12/15/10          6.496     2,802,652
            9   Ginnie Mae                                     (AAA , Aaa)      07/15/13         11.000        10,341
           11   Ginnie Mae Pool #068764                        (AAA , Aaa)      09/15/13         12.000        12,827
           85   Ginnie Mae Pool #093401                        (AAA , Aaa)      01/15/10          9.500        93,880
            2   Ginnie Mae Pool #296254                        (AAA , Aaa)      09/15/20          9.500         2,760
        5,112   Ginnie Mae Pool #508483                        (AAA , Aaa)      05/15/31          7.000     5,339,971
        1,828   Ginnie Mae Pool #545822                        (AAA , Aaa)      06/15/31          7.500     1,923,884
        7,889   Ginnie Mae Pool #559037                        (AAA , Aaa)      07/15/31          7.000     8,241,986
        2,993   Ginnie Mae Pool #561961                        (AAA , Aaa)      06/15/31          7.000     3,126,897
          745   J.P. Morgan Chase Commercial Mortgage,
                 Series 2001-CIB2, Class A3                    (AAA , NR)       04/15/35          6.429       787,401
        1,276   LB Commercial Conduit Mortgage Trust,
                 Series 1999-C2, Class A1                      (AAA , Aaa)      10/15/32          7.105     1,384,391
        2,640   LB-UBS Commercial Mortgage Trust, Series
                 2000-C5, Class A2                             (AAA , Aaa)      11/15/10          6.510     2,825,335
        1,582   Morgan Stanley Mortgage Trust, Series 40,
                 Class 8                                       (AAA , Aaa)      07/20/21          7.000     1,609,900
          683   Nomura Asset Securities Corp., Series 1994-
                 4B, Class 4A                                  (AAA , Aaa)      09/25/24          8.300       688,858
        1,890   Salomon Brothers Mortgage Securities VII,
                 Series 2001-C1, Class A3                      (AAA , Aaa)      12/15/35          6.428     2,004,276
                                                                                                           -----------
TOTAL MORTGAGE-BACKED SECURITIES (Cost $143,980,173)                                                      147,909,993
                                                                                                          ------------
FOREIGN BONDS (9.6%)
          510   Abitibi-Consolidated, Inc., Yankee Debentures (BBB- , Baa3)     08/01/30          8.850       515,103
        1,640   AXA, Global Subordinated Notes                  (A- , A2)       12/15/30          8.600     1,873,218
          560   British Sky Broadcasting, Inc., Yankee Company
                 Guaranteed                                    (BB+ , Ba1)      10/15/06          7.300       570,784
        1,945   British Telecommunications PLC, Global Bonds    (A- , Baa1)     12/15/30          8.625     2,333,475
          885   British Telecommunications PLC, Global Notes    (A- , Baa1)     12/15/05          7.625       977,875

                 See Accompanying Notes to Financial Statements.

             PAR                                               RATINGS(1)
            (000)                                             (S&P/MOODY'S)     MATURITY         RATE%       VALUE
            -----                                             -------------     --------         -----       -----
FOREIGN BONDS (CONTINUED)
    $     652   Cablevision SA, Yankee Bonds                  (CCC+ , Caa3)     05/01/09         13.750   $   216,790
          396   Cablevision SA, Yankee Notes                     (B , Caa3)     04/30/07         13.750       135,630
          105   Flextronics International, Ltd.,
                 Yankee Senior Subordinated Notes
                 (Callable 07/01/05 @ $104.94)                 (BB- , Ba2)      07/01/10          9.875       109,725
           40   GT Group Telecom, Inc., Yankee Senior Discount
                 Notes (Callable 02/01/05 @ $106.625)(3)        (B- , Caa1)     02/01/10         13.250         7,600
          379   Hidroelectrica Piedra del Aguila SA,
                 Series QP, Collateral Trust                    (NR , NR)       06/30/09          8.250       220,534
           95   Intrawest Corp., Yankee Senior Notes
                 (Callable 02/01/05 @ $105.25)                  (B+ , B1)       02/01/10         10.500        90,250
        1,600   Koninklijke (Royal) KPN NV,
                 Global Senior Unsubordinated                 (BBB- , Baa3)     10/01/10          8.000     1,360,704
        1,190   Koninklijke (Royal) KPN NV,
                Global Senior Unsubordinated                  (BBB+ , Baa2)     10/01/30          8.375       939,467
        2,485   Republic of Argentina, Series 2008              (CC , Caa3)     12/19/08          7.000     1,149,313
        2,230   Republic of Argentina, Series 2018              (CC , Caa3)     06/19/18         12.250       919,691
        4,474   Republic of Argentina, Series 2031              (CC , Caa3)     06/19/31         12.000     1,918,176
        2,330   Republic of Philippines, Series B,
                 Foreign Government Guaranteed (Callable
                 12/03/01 @ $100.00)(6)                        (BB+ , Ba1)      12/01/17          6.500     2,056,225
          135   Rogers Cantel, Inc., Yankee
                 Senior Subordinated Notes (Callable
                 10/01/02 @ $104.40)                           (BB- , Ba2)      10/01/07          8.800       128,925
        2,200   Royal Bank of Scotland Group PLC, Series 3,
                 Perpetual Global Bonds
                 (Callable 12/31/05 @ $100.00)                   (A- , A1)      11/29/49          7.816     2,411,367
        7,715   Russian Federation, Rule 144A,
                 Unsubordinated(2),(5)                           (B , B2)       03/31/30          5.000     3,693,556
        1,270   Russian Ministry of Finance, Series VI,
                 Debentures                                     (B- , B3)       05/14/06          3.000       793,750
          585   Telus Corp., Yankee Notes                     (BBB+ , Baa2)     06/01/07          7.500       629,445
        1,610   Telus Corp., Yankee Notes                     (BBB+ , Baa2)     06/01/11          8.000     1,757,994
        1,395   Tricon Global Restaurant, Senior Notes          (BB , Ba1)      04/15/11          8.875     1,485,675
          715   Tyco International Group SA,
                 Yankee Company Guaranteed                       (A , Baa1)     01/15/29          6.875       716,918
           80   Baytex Energy, Ltd. Global Company Guaranteed
                 (Callable 02/15/06 @ $105.25)                  (B- , B2)       02/15/11         10.500        76,400
        1,900   Government of Quebec, Series PJ,
                 Global Debentures                              (A+ , A1)       01/22/11          6.125     2,026,189
        2,780   Tyco International Group SA,
                 Yankee Company Guaranteed                       (A , Baa1)     02/15/06          6.375     2,921,049
          967   Republic of Brazil, Series 20Yr, Restructured
                 Debt Bonds (Callable 04/15/02 @ $100.00)      (BB- , B1)       04/15/14          8.000       654,306
          850   Domtar, Inc., Yankee Notes                    (BBB- , Baa3)     10/15/11          7.875       871,681
        2,435   France Telecom, Rule 144A,
                 Private Placement(2)                          (BB+ , Baa3)     03/01/06          7.200     2,602,418
                                                                                                          -----------

TOTAL FOREIGN BONDS (Cost $36,785,228)                                                                     36,164,233
                                                                                                          -----------
UNITED STATES TREASURY OBLIGATIONS (4.9%)
UNITED STATES TREASURY BILLS (0.2%)
          525   United States Treasury Bills                    (AAA , Aaa)     02/14/02          3.280       521,983
                                                                                                          -----------
UNITED STATES TREASURY BONDS (1.3%)
        4,080   United States Treasury Bonds                    (AAA , Aaa)     05/15/30          6.250     4,864,445
                                                                                                          -----------

                See Accompanying Notes to Financial Statements.

             PAR                                               RATINGS(1)
            (000)                                             (S&P/MOODY'S)     MATURITY         RATE%       VALUE
            -----                                             -------------     --------         -----       -----
UNITED STATES TREASURY OBLIGATIONS (CONTINUED)
UNITED STATES TREASURY NOTES (3.4%)
     $  5,000   United States Treasury Notes                   (AAA , Aaa)      09/30/03          2.750   $   5,033,985
          390   United States Treasury Notes                   (AAA , Aaa)      10/31/03          2.750         392,560
        7,095   United States Treasury Notes                   (AAA , Aaa)      08/15/11          5.000       7,509,341
                                                                                                          -------------
                                                                                                             12,935,886
                                                                                                          -------------
TOTAL UNITED STATES TREASURY OBLIGATIONS (Cost $17,870,437)                                               $  18,322,314
                                                                                                          -------------
WARRANTS (0.0%)
BUILDING MATERIALS (0.0%)
           65   Dayton Superior Corp. Rule 144A, strike
                 $0.01, expires June 2009(2)                                                                        975
                                                                                                          -------------
TELECOMMUNICATIONS (0.0%)
           40   GT Group Telecom, Inc., Rule 144A, strike
                 $0.00 expires February 2010(2)                                                                     480
           70   IWO Holdings, Inc., strike $7.00, expires
                 January 2011                                                                                     4,200
                                                                                                          -------------
                                                                                                                  4,680
                                                                                                          -------------
TOTAL WARRANTS (Cost $3,300)                                                                                      5,655
                                                                                                          -------------
          PAR
         (000)
         -----
SHORT-TERM INVESTMENT (23.8%)
      $90,257   State Street Bank and Trust Co. Euro Time
                 Deposit (Cost $90,257,000)                                     11/01/01          2.50       90,257,000
                                                                                                          -------------


TOTAL INVESTMENTS AT VALUE (118.5%) (Cost $445,567,497(6))                                                  448,981,562
LIABILITIES IN EXCESS OF OTHER ASSETS (-18.5%)                                                             (69,956,156)
                                                                                                          -------------
NET ASSETS (100%)                                                                                         $ 379,025,406
                                                                                                          =============

                             INVESTMENT ABREVIATIONS
                              TBA= To Be Announced

--------------------------------------------------------------------------------
(1) Credit ratings given by Moody's Investors Service, Inc. and Standard & Poor's Ratings Group are unaudited.
(2) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2001, these securities amounted to a value of $22,134,859 or 5.8% of net assets.
(3) Step Bond - The interest as of October 31, 2001 is 0% and will reset to the interest rate shown at a future date.
(4)  Security in default.
(5) Variable rate obligations - The interest rate shown is the rate as of October 31, 2001.
(6)  Cost for federal income tax purposes is $446,082,028.

                See Accompanying Notes to Financial Statements.

             PAR                                               RATINGS(1)
            (000)                                             (S&P/MOODY'S)     MATURITY         RATE%       VALUE
            -----                                             -------------     --------         -----       -----
CORPORATE BONDS (92.2%)
AUTOMOBILE PARTS & EQUIPMENT (1.8%)
    $     150   American Axle & Manufacturing, Inc., Company
                 Guaranteed (Callable 03/01/04 @ $104.875)      (B+ , B1)       03/01/09          9.750   $   154,875
          200   Hayes Lemmerz International, Inc.,
                 Rule 144A(2)                                   (B- , Caa1)     06/15/06         11.875        80,000
                                                                                                          -----------
                                                                                                              234,875
                                                                                                          -----------
BEVERAGES (1.8%)
          250   National Wine & Spirits, Inc., Company
                 Guaranteed (Callable 01/15/04 @ $105.06)        (B , B2)       01/15/09         10.125       243,750
                                                                                                          -----------
BROADCAST/OUTDOOR (0.9%)
          110   Ackerley Group, Inc., Series B,
                 Senior Subordinated Notes
                 (Callable 01/15/04 @ $104.50)                (CCC+ , B2)       01/15/09          9.000       115,500
                                                                                                          -----------
CHEMICALS (5.2%)
          200   Avecia Group PLC, Company Guaranteed
                 (Callable 07/01/04 @ $105.50)                   (B , B2)       07/01/09         11.000       191,000
          100   Equistar Chemicals LP/Equistar Funding Corp.,
                 Rule 144A, Senior Notes(2)                   (BBB- , Ba2)      09/01/08         10.125        93,000
          250   Huntsman ICI Chemicals LLC, Company
                 Guaranteed (Callable 07/01/04 @ $105.06)        (B , B2)       07/01/09         10.125       205,000
          150   Lyondell Chemical Co., Senior Subordinated
                 Notes (Callable 05/01/04 @ $105.438)           (B+ , B2)       05/01/09         10.875       127,125
          100   United Industries Corp., Series B,
                 Senior Subordinated Notes
                 (Callable 04/01/04 @ $104.938)               (CCC+ , B3)       04/01/09          9.875        82,625
                                                                                                          -----------
                                                                                                              698,750
                                                                                                          -----------
COMMERCIAL SERVICES (4.2%)
          100   Encompass Services Corp., Rule 144A, Senior
                 Subordinated Notes
                 (Callable 05/01/04 @ $105.44)(2)               (B+ , B2)       05/01/09         10.500        74,000
          250   Iron Mountain, Inc., Company Guaranteed
                 (Callable 04/01/06 @ $104.313)                  (B , B2)       04/01/13          8.625       262,500
          180   Phoenix Color Corp., Company Guaranteed
                 (Callable 02/01/04 @ $105.188)                 (B- , Caa2)     02/01/09         10.375       130,500
          100   Trico Marine Services, Inc., Series G, Company
                 Guaranteed (Callable 08/01/02 @ $102.834)       (B , B1)       08/01/05          8.500        92,750
                                                                                                          -----------
                                                                                                              559,750
                                                                                                          -----------
CONGLOMERATE/DIVERSIFIED MANUFACTURING (0.7%)
          100   Day International Group, Inc.,
                 Series B, Senior Notes (Callable
                 06/01/02 @ $102.47)                             (B , B2)       06/01/05         11.125        91,500
                                                                                                          -----------
DIVERSIFIED FINANCIALS (1.6%)
          250   Americredit Corp., Company Guaranteed
                 (Callable 04/15/03 @ $104.938)                (BB- , Ba1)      04/15/06          9.875       218,750
                                                                                                          -----------
ELECTRONICS (1.9%)
          250   Fairchild Semiconductor Corp., Company
                 Guaranteed (Callable 04/01/03 @ $105.19)        (B , B2)       10/01/07         10.375       253,750
                                                                                                          -----------
ENTERTAINMENT (3.1%)
          150   AMC Entertainment, Inc., Senior Subordinated
                 Notes (Callable 02/01/04 @ $104.75)           (CCC , Caa3)     02/01/11          9.500       137,250

                See Accompanying Notes to Financial Statements.

             PAR                                               RATINGS(1)
            (000)                                             (S&P/MOODY'S)     MATURITY         RATE%       VALUE
            -----                                             -------------     --------         -----       -----
CORPORATE BONDS (CONTINUED)
ENTERTAINMENT (continued)
    $     250   Argosy Gaming Co., Company Guaranteed
                 (Callable 06/01/04 @ $105.375)                 (B+ , B2)       06/01/09         10.750   $   277,500
                                                                                                          -----------
                                                                                                              414,750
                                                                                                          -----------
ENVIRONMENTAL CONTROL (1.9%)
          250   Allied Waste North America, Series B, Company
                 Guaranteed (Callable 08/01/04 @ $105.00)       (B+ , B2)       08/01/09         10.000       254,375
                                                                                                          -----------
FOOD (2.9%)
          100   Aurora Foods, Inc., Series B, Senior
                 Subordinated Notes
                 (Callable 07/01/03 @ $106.375)               (CCC+ , Caa1)     07/01/08          8.750        86,500
          100   B&G Foods, Inc., Company Guaranteed,
                 (Callable 08/01/02 @ $104.81)                  (B- , B3)       08/01/07          9.625        89,500
          200   Fleming Companies, Inc.                         (B+ , B2)       07/31/07         10.625       202,500
                                                                                                          -----------
                                                                                                              378,500
                                                                                                          -----------
FOREST PRODUCTS, PAPER (3.0%)
          150   Fibermark, Inc.                                (BB- , B1)       04/15/11         10.750       135,750
          250   Tembec Industries, Inc., Company Guaranteed    (BB+ , Ba1)      02/01/11          8.500       264,375
                                                                                                          -----------
                                                                                                              400,125
                                                                                                          -----------
GAMING (0.7%)
          100   Majestic Star Casino LLC, Series B, Company
                 Guaranteed, Senior Secured Notes
                 (Callable 07/01/03 @ $105.44)                   (B , B2)       07/01/06         10.875        95,000
                                                                                                          -----------
HEALTHCARE SERVICES (3.5%)
          100   La Petite Academy, Inc., Series B, Company
                 Guaranteed (Callable 05/15/03 @ $105.00)     (CCC- , Caa3)     05/15/08         10.000        54,000
          200   Magellan Health Services, Inc., Senior
                 Subordinated Notes
                 (Callable 02/15/03 @ $104.50)                  (B- , B3)       02/15/08          9.000       195,000
          200   Triad Hospitals, Inc., Rule 144A
                 (Callable 05/01/05 @ $104.375)(2)              (B- , B1)       05/01/09          8.750       216,000
                                                                                                          -----------
                                                                                                              465,000
                                                                                                          -----------
INDUSTRIAL - OTHER (0.5%)
          150   International Utility Structures, Senior
                 Subordinate Notes
                 (Callable 02/01/03 @ $105.375)                 (B- , Ca)       02/01/08         10.750        68,250
                                                                                                          -----------
IRON & STEEL (0.5%)
          100   WCI Steel, Inc., Rule 144A, Series B, Senior
                 Notes (Callable 12/01/01 @ $105.00)(2)          (B , B3)       12/01/04         10.000        62,500
                                                                                                          -----------
LEISURE (7.2%)
          100   Aztar Corp., Rule 144A, Senior Subordinated
                 Notes, Private Placement
                 (Callable 08/15/06 @ $104.50)(2)               (B+ , Ba3)      08/15/11          9.000       101,250
          150   Booth Creek Ski Holdings, Inc., Series B,
                 Company Guaranteed
                 (Callable 03/15/02 @ $106.25)                (CCC+ , Caa1)     03/15/07         12.500       114,750

                See Accompanying Notes to Financial Statements.

             PAR                                               RATINGS(1)
            (000)                                             (S&P/MOODY'S)     MATURITY         RATE%       VALUE
            -----                                             -------------     --------         -----       -----
CORPORATE BONDS (CONTINUED)
LEISURE (continued)
    $     250   Hard Rock Hotel, Inc., Series B, Senior
                 Subordinated Notes
                 (Callable 04/01/02 @ $104.625)                 (B- , Caa2)     04/01/05          9.250   $   223,750
          250   Mohegan Tribal Gaming, Senior Subordinated
                 Notes (Callable 01/01/04 @ $104.38)           (BB- , Ba3)      01/01/09          8.750       262,500
          250   Six Flags, Inc., Senior Notes
                 (Callable 04/01/02 @ $104.63)                   (B , B3)       04/01/06          9.250       251,250
                                                                                                          -----------
                                                                                                              953,500
                                                                                                          -----------
LODGING (5.6%)
          250   Advantica Restaurant Group, Inc., Senior Notes
                 (Callable 01/15/03 @ $105.625)               (CCC+ , B3)       01/15/08         11.250       156,250
          250   Aztar Corp., Senior Subordinated Notes
                 (Callable 05/15/03 @ $104.44)                  (B+ , Ba3)      05/15/07          8.875       253,750
          200   Coast Hotels & Casinos, Inc., Company
                 Guaranteed, Senior Subordinated Notes
                 (Callable 04/01/04 @ $104.75)                   (B , B2)       04/01/09          9.500       200,000
          150   HMH Properties, Inc., Series B, Company
                 Guaranteed (Callable 08/01/03 @ $103.99)       (BB , Ba2)      08/01/08          7.875       130,125
                                                                                                          -----------
                                                                                                              740,125
                                                                                                          -----------
MEDIA (9.3%)
          250   Adelphia Communications Corp., Senior Notes     (B+ , B2)       05/01/09          7.875       213,750
          250   Charter Communications Holdings LLC, Senior
                 Notes (Callable 04/01/04 @ $104.313)           (B+ , B2)       04/01/09          8.625       240,000
          100   Coaxial Communications of Central Ohio, Inc.,
                 Company Guaranteed, Senior Notes
                 (Callable 08/15/02 @ $105.00)                   (B , B3)       08/15/06         10.000       100,000
          150   CSC Holdings, Inc., Series B, Senior Notes     (BB+ , Ba1)      04/01/11          7.625       151,906
          250   Liberty Group Operating, Inc., Company
                 Guaranteed (Callable 02/01/03 @ $104.688)    (CCC+ , Caa1)     02/01/08          9.375       163,750
          250   Pegasus Communications Corp., Series B, Senior
                 Notes (Callable 12/01/02 @ $104.875)         (CCC+ , B3)       12/01/06          9.750       213,750
          150   Salem Communications Holding Corp., Senior
                 Subordinated Notes
                 (Callable 07/01/06 @ $104.50)                  (B- , B3)       07/01/11          9.000       158,250
                                                                                                          -----------
                                                                                                            1,241,406
                                                                                                          -----------
METAL FABRICATE/HARDWARE (0.5%)
          150   Kaiser Aluminum & Chemical Corp.,
                  Senior Subordinated Notes                   (CCC+ , Caa1)     02/01/03         12.750        72,750
                                                                                                          -----------
MISCELLANEOUS MANUFACTURING (4.7%)
          250   BGF Industries, Inc., Series B, Senior
                 Subordinated Notes
                 (Callable 01/15/04 @ $105.25)                  (B- , B2)       01/15/09         10.250       163,750
          100   Building Materials Corp.                        (B+ , B2)       07/15/05          7.750        79,500
          250   Roller Bearing Co. of America, Series B,
                 Company Guaranteed
                 (Callable 06/15/02 @ $104.8125)                 (B- , B3)      06/15/07          9.625       216,250
          250   Venture Holdings Trust, Company Guaranteed
                 (Callable 06/01/03 @ $105.50)                   (B , B2)       06/01/07         11.000       168,750
                                                                                                          -----------
                                                                                                              628,250
                                                                                                          -----------

                See Accompanying Notes to Financial Statements.

             PAR                                               RATINGS(1)
            (000)                                             (S&P/MOODY'S)     MATURITY         RATE%       VALUE
            -----                                             -------------     --------         -----       -----
CORPORATE BONDS (CONTINUED)
OIL & GAS (6.3%)
    $     100   Abraxas Petroleum Corp., Series B, Company
                 Guaranteed (Callable 03/15/02 @ $103.167)      (NR , B3)       03/15/03         12.875   $   101,000
          250   Chesapeake Energy Corp., Global Company
                 Guaranteed, Senior Notes
                 (Callable 04/01/06 @ $104.063)                 (B+ , B2)       04/01/11          8.125       245,000
          100   Forest Oil Corp., Global Senior Notes           (BB , Ba3)      06/15/08          8.000       101,500
          100   Mission Resources Corp., Rule 144A, Company
                 Guaranteed (Callable 04/01/02 @ $105.4375)(2)  (B- , B3)       04/01/07         10.875        93,500
          250   R&B Falcon Corp., Company Guaranteed            (A- , Baa3)     12/15/08          9.500       295,625
                                                                                                          -----------
                                                                                                              836,625
                                                                                                          -----------
OIL & GAS SERVICES (0.6%)
          100   Southwest Royalties, Inc., Series B, Company
                 Guaranteed (Callable 10/15/02 @ $102.625)    (CCC- , Caa2)     10/15/04         10.500        84,000
                                                                                                          -----------
PACKAGING & CONTAINERS (6.4%)
          250   Consolidated Container Co., Company
                 Guaranteed (Callable 07/15/04 @ $105.06)        (B , B2)       07/15/09         10.125       233,750
          250   Packaging Corp. of America, Company
                 Guaranteed (Callable 04/01/04 @ $104.8125)    (BB- , Ba2)      04/01/09          9.625       271,875
          250   Riverwood International Corp., Company
                 Guaranteed (Callable 04/01/02 @ $104.08)     (CCC+ , Caa1)     04/01/08         10.875       242,500
          100   Sealed Air Corp., Rule 144A, Company
                 Guaranteed(2)                                 (BBB , Baa3)     07/01/08          8.750       105,415
                                                                                                          -----------
                                                                                                              853,540
                                                                                                          -----------
PHARMACEUTICALS (1.5%)
          183   King Pharmaceuticals, Inc., Company Guaranteed
                 (Callable 02/15/04 @ $105.375)                (BB- , Ba3)      02/15/09         10.750       203,587
                                                                                                          -----------
RETAIL STORES (0.8%)
          100   Michaels Stores, Inc., Senior Notes
                 (Callable 07/01/05 @ $104.625)                 (BB , Ba2)      07/01/09          9.250       103,500
                                                                                                          -----------
SECONDARY OIL & GAS PRODUCERS (0.8%)
          100   Vintage Petroleum, Inc., Global Senior
                 Subordinated Notes
                 (Callable 05/15/06 @ $103.94)                 (BB- , Ba3)      05/15/11          7.875       101,500
                                                                                                          -----------
SERVICES - OTHER (0.5%)
          100   Flag, Ltd. (Callable 01/08/03 @ $104.125)      (BB- , BA3)      01/30/08          8.250        64,500
                                                                                                          -----------
TELECOMMUNICATIONS (11.4%)
          250   Crown Castle International Corp., Senior Notes
                 (Callable 05/15/04 @ $104.50)                   (B , B3)       05/15/11          9.000       213,750
          250   Echostar DBS Corp., Senior Notes
                 (Callable 02/01/04 @ $104.688)                 (B+ , B1)       02/01/09          9.375       256,250
          250   GenTek, Inc., Company Guaranteed
                 (Callable 08/01/04 @ $105.50)                   (B , B3)       08/01/09         11.000       153,750
          250   McLeodUSA, Inc., Senior Notes
                 (Callable 07/15/02 @ $104.625)               (CCC+ , B3)       07/15/07          9.250        61,250
          250   NTL Communications Corp., Series B, Senior
                 Notes (Callable 10/01/03 @ $106.188)(3)        (B- , B3)       10/01/08         12.375        96,250
          150   Primus Telecommunications Group, Senior Notes
                 (Callable 09/17/01 @ $105.87)                 (CCC , Caa2)     08/01/04         11.750        29,250

                See Accompanying Notes to Financial Statements.

             PAR                                               RATINGS(1)
            (000)                                             (S&P/MOODY'S)     MATURITY         RATE%       VALUE
            -----                                             -------------     --------         -----       -----
CORPORATE BONDS (CONTINUED)
TELECOMMUNICATIONS (continued)
   $      250   TeleCorp PCS, Inc., Company Guaranteed,
                 Senior Subordinated Notes
                 (Callable 04/15/04 @ $105.813)(3)              (NR , B3)       04/15/09         11.625   $    220,625
          150   Time Warner Telecom LLC, Senior Notes
                 (Callable 07/15/03 @ $104.87)                  (B- , B2)       07/15/08          9.750        114,750
          250   Tritel PCS, Inc., Company Guaranteed
                 (Callable 05/15/04 @ $106.37)(3)               (NR , B3)       05/15/09         12.750        218,437
          250   Williams Communications Group, Inc., Senior
                 Notes (Callable 10/01/04 @ $105.44)          (CCC+ , Caa1)     10/01/09         10.875        106,250
          250   XO Communications, Inc., Senior Notes
                 (Callable 11/15/03 @ $105.37)                 (CCC , Caa1)     11/15/08         10.750         48,750
                                                                                                          ------------
                                                                                                             1,519,312
                                                                                                          ------------
TEXTILES (1.6%)
          250   Simmons Co., Series B, Senior Subordinated
                 Notes (Callable 03/15/04 @ $105.125)           (B- , B3)       03/15/09         10.250        217,813
                                                                                                          ------------
TRANSPORTATION (0.8%)
          150   Atlas Air Worldwide Holdings, Inc.,
                 Senior Notes (Callable 11/15/02 @ $104.69)      (B , B1)       11/15/06          9.375        105,750
                                                                                                          ------------
TOTAL CORPORATE BONDS (Cost $13,699,607)                                                                    12,281,283
                                                                                                          ------------
FOREIGN BONDS (0.2%)
          100   GT Group Telecom, Inc., Yankee Senior Discount
                 Notes (Callable 02/01/05 @ $106.625)
                 (Cost $27,626)(3)                              (B- , Caa1)     02/01/10         13.250         19,000
                                                                                                          ------------
       NUMBER
         OF
       SHARES
       ------

WARRANT (0.0%)
TELECOMMUNICATIONS (0.0%)
          100   GT Group Telecom, Inc., Rule 144A, strike
                 $0.00 expires February 2010 (Cost $2,500)(2)                                                    1,200
                                                                                                          ------------
PREFERRED STOCK (2.5%)
TELECOMMUNICATIONS (2.5%)
      341,590   Dobson Communications Corp. (Cost $338,938)                                                    335,612
                                                                                                          ------------
         PAR
        (000)
        -----

SHORT-TERM INVESTMENT (2.4%)
   $      321   State Street Bank and Trust Co. Euro Time
                 Deposit (Cost $321,000)                                        11/01/01          2.50         321,000
                                                                                                          ------------
TOTAL INVESTMENTS AT VALUE (97.3%) (Cost $14,389,671(4))                                                    12,958,095
OTHER ASSETS IN EXCESS OF OTHER LIABILITIES (2.7%)                                                             363,922
                                                                                                          ------------
NET ASSETS (100.0%)                                                                                       $ 13,322,017
                                                                                                          ============

--------------------------------------------------------------------------------
(1) Credit ratings given by Moody's Investors Service, Inc. and Standard & Poor's Ratings Group are unaudited.
(2) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2001, these securities amounted to a value of $826,868 or 6.2% of net assets.
(3) Step Bond - The interest as of October 31, 2001 is 0% and will reset to the interest rate shown at a future date.
(4)  Cost for federal income tax purposes is $14,389,931.

                See Accompanying Notes to Financial Statements.

              This page intentionally left blank

CREDIT SUISSE FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
October 31, 2001

                                                                                     BLUE CHIP        LARGE CAP
                                                                                       FUND           VALUE FUND
-----------------------------------------------------------------------------------------------------------------
ASSETS
   Investments at value (Cost $148,532,094, $168,755,738, $193,870,345,
     $26,894,292, $109,116,280 and $37,385,720 respectively)                       $163,611,368      $206,312,465
   Cash                                                                                      --               985
   Foreign Currency (Cost $0, $0, $0, $0, $107,732 and $0 respectively)                      --                --
   Receivable from investment adviser                                                        --                --
   Receivable for investments sold                                                      220,393         7,241,413
   Dividend, interest and reclaim receivable                                            154,894           351,053
   Receivable for fund shares sold                                                       46,696           128,023
   Prepaid expenses and other assets                                                     47,536            49,264
                                                                                   ------------      ------------
     Total Assets                                                                   164,080,887       214,083,203
                                                                                   ------------      ------------
LIABILITIES
   Due to custodian                                                                      42,390                --
   Advisory fee payable                                                                   7,689            94,615
   Administrative services fee payable                                                   60,086            72,601
   Director's fee payable                                                                   500             1,025
   Payable for fund shares redeemed                                                     126,676             3,070
   Payable for investments purchased                                                         --                --
   Distribution fee payable                                                                  --                --
   Other accrued expenses payable                                                       137,096           147,981
                                                                                   ------------      ------------
     Total Liabilities                                                                  374,437           319,292
                                                                                   ------------      ------------
NET ASSETS
   Capital stock, $0.001 par value                                                       10,903            10,723
   Paid-in capital                                                                  150,052,257       160,115,543
   Accumulated undistributed net investment income                                           --           262,734
   Accumulated net realized gain (loss) from investments
     and foreign currency transactions                                               (1,435,984)       15,818,184
   Net unrealized appreciation (depreciation) from investments
     and foreign currency translations                                               15,079,274        37,556,727
                                                                                   ------------      ------------
     Net Assets                                                                    $163,706,450      $213,763,911
                                                                                   ============      ============
COMMON SHARES
   Net assets                                                                      $  1,394,719      $  3,420,848
   Shares outstanding                                                                    92,095           171,442
                                                                                   ------------      ------------
   Net asset value, offering price and redemption price per share                        $15.14            $19.95
                                                                                         ======            ======
ADVISOR SHARES
   Net assets                                                                               N/A               N/A
   Shares outstanding                                                                       N/A               N/A
                                                                                   ------------      ------------
   Net asset value, offering price and redemption price per share                           N/A               N/A
                                                                                            ===               ===
A SHARES
   Net assets                                                                      $102,934,525      $133,664,653
   Shares outstanding                                                                 6,788,147         6,695,850
                                                                                   ------------      ------------
   Net asset value and redemption price per share                                        $15.16            $19.96
                                                                                         ======            ======
   Maximum offering price per share
     (net asset value/(1-5.75%))                                                         $16.08            $21.18
                                                                                         ======            ======
B SHARES
   Net assets                                                                      $ 35,269,653      $ 33,087,079
   Shares outstanding                                                                 2,428,211         1,672,580
                                                                                   ------------      ------------
   Net asset value and offering price per share                                          $14.52            $19.78
                                                                                         ======            ======
C SHARES
   Net assets                                                                      $  4,220,216      $  1,916,046
   Shares outstanding                                                                   290,615            97,204
                                                                                   ------------      ------------
   Net asset value and offering price per share                                          $14.52            $19.71
                                                                                         ======            ======
D SHARES
   Net assets                                                                      $ 19,887,337      $ 41,675,285
   Shares outstanding                                                                 1,304,417         2,086,207
                                                                                   ------------      ------------
   Net asset value, offering price and redemption price per share                        $15.25            $19.98
                                                                                         ======            ======


                 See Accompanying Notes to Financial Statements.

                                                                                    SMALL CAP         TECHNOLOGY
                                                                                    VALUE FUND            FUND
-----------------------------------------------------------------------------------------------------------------
ASSETS
   Investments at value (Cost $148,532,094, $168,755,738, $193,870,345,
     $26,894,292, $109,116,280 and $37,385,720 respectively)                       $245,521,196      $ 12,052,377
   Cash                                                                                     162               445
   Foreign Currency (Cost $0, $0, $0, $0, $107,732 and $0 respectively)                      --                --
   Receivable from investment adviser                                                        --            62,354
   Receivable for investments sold                                                    3,105,156                --
   Dividend, interest and reclaim receivable                                            319,324               777
   Receivable for fund shares sold                                                    1,034,277           237,180
   Prepaid expenses and other assets                                                    194,941            44,216
                                                                                   ------------      ------------
     Total Assets                                                                   250,175,056        12,397,349
                                                                                   ------------      ------------
LIABILITIES
   Due to custodian                                                                          --                --
   Advisory fee payable                                                                 210,533                --
   Administrative services fee payable                                                   73,579             6,259
   Director's fee payable                                                                 1,125             3,090
   Payable for fund shares redeemed                                                     520,988            15,297
   Payable for investments purchased                                                         --                --
   Distribution fee payable                                                              64,413             2,625
   Other accrued expenses payable                                                       125,612            44,875
                                                                                   ------------      ------------
     Total Liabilities                                                                  996,250            72,146
                                                                                   ------------      ------------
NET ASSETS
   Capital stock, $0.001 par value                                                       11,850             2,961
   Paid-in capital                                                                  165,092,854        40,401,420
   Accumulated undistributed net investment income                                      369,227                --
   Accumulated net realized gain (loss) from investments
     and foreign currency transactions                                               32,054,025       (13,237,263)
   Net unrealized appreciation (depreciation) from investments
     and foreign currency translations                                               51,650,850       (14,841,915)
                                                                                   ------------      ------------
     Net Assets                                                                    $249,178,806      $ 12,325,203
                                                                                   ============      ============
COMMON SHARES
   Net assets                                                                      $ 30,667,292      $  7,190,862
   Shares outstanding                                                                 1,455,797         1,727,460
                                                                                   ------------      ------------
   Net asset value, offering price and redemption price per share                        $21.07            $ 4.16
                                                                                         ======            ======
ADVISOR SHARES
   Net assets                                                                               N/A               N/A
   Shares outstanding                                                                       N/A               N/A
                                                                                   ------------      ------------
   Net asset value, offering price and redemption price per share                           N/A               N/A
                                                                                            ===               ===
A SHARES
   Net assets                                                                      $199,213,080      $  1,442,143
   Shares outstanding                                                                 9,445,386           348,432
                                                                                   ------------      ------------
   Net asset value and redemption price per share                                        $21.09             $4.14
                                                                                         ======             =====
   Maximum offering price per share
     (net asset value/(1-5.75%))                                                         $22.38             $4.39
                                                                                         ======             =====
B SHARES
   Net assets                                                                      $ 17,817,553      $    640,211
   Shares outstanding                                                                   876,286           153,788
                                                                                   ------------      ------------
   Net asset value and offering price per share                                          $20.33             $4.16
                                                                                         ======             =====
C SHARES
   Net assets                                                                      $  1,480,881      $    317,909
   Shares outstanding                                                                    73,020            77,052
                                                                                   ------------      ------------
   Net asset value and offering price per share                                          $20.28             $4.13
                                                                                         ======             =====
D SHARES
   Net assets                                                                               N/A      $  2,734,078
   Shares outstanding                                                                       N/A           654,586
                                                                                   ------------      ------------
   Net asset value, offering price and redemption price per share                           N/A             $4.18
                                                                                            ===             =====

                                                                               GLOBAL POST-VENTURE   INTERNATIONAL
                                                                                   CAPITAL FUND           FUND
-----------------------------------------------------------------------------------------------------------------
ASSETS
   Investments at value (Cost $148,532,094, $168,755,738, $193,870,345,
     $26,894,292, $109,116,280 and $37,385,720 respectively)                       $100,486,953      $ 32,651,036
   Cash                                                                                      40               147
   Foreign Currency (Cost $0, $0, $0, $0, $107,732 and $0 respectively)                 107,900                --
   Receivable from investment adviser                                                     4,532                --
   Receivable for investments sold                                                    1,458,519                --
   Dividend, interest and reclaim receivable                                             41,750           107,922
   Receivable for fund shares sold                                                       60,659            11,225
   Prepaid expenses and other assets                                                     62,937            52,330
                                                                                   ------------      ------------
     Total Assets                                                                   102,223,290        32,822,660
                                                                                   ------------      ------------
LIABILITIES
   Due to custodian                                                                          --                --
   Advisory fee payable                                                                      --            72,623
   Administrative services fee payable                                                    8,368            11,106
   Director's fee payable                                                                 3,375               769
   Payable for fund shares redeemed                                                     129,731            97,331
   Payable for investments purchased                                                  4,732,559                --
   Distribution fee payable                                                                  --                --
   Other accrued expenses payable                                                       125,316            43,272
                                                                                   ------------      ------------
     Total Liabilities                                                                4,999,349           225,101
                                                                                   ------------      ------------
NET ASSETS
   Capital stock, $0.001 par value                                                        6,601             3,881
   Paid-in capital                                                                  173,745,632        39,949,662
   Accumulated undistributed net investment income                                           --                --
   Accumulated net realized gain (loss) from investments
     and foreign currency transactions                                              (67,889,599)       (2,621,384)
   Net unrealized appreciation (depreciation) from investments
     and foreign currency translations                                               (8,638,693)       (4,734,600)
                                                                                   ------------      ------------
     Net Assets                                                                    $ 97,223,941      $ 32,597,559
                                                                                   ============      ============
COMMON SHARES
   Net assets                                                                      $ 94,321,634      $    180,991
   Shares outstanding                                                                 6,401,319            21,448
                                                                                   ------------      ------------
   Net asset value, offering price and redemption price per share                        $14.73             $8.44
                                                                                         ======             =====
ADVISOR SHARES
   Net assets                                                                      $  2,858,219               N/A
   Shares outstanding                                                                   196,853               N/A
                                                                                   ------------      ------------
   Net asset value, offering price and redemption price per share                        $14.52               N/A
                                                                                         ======               ===
A SHARES
   Net assets                                                                      $        985      $ 26,316,052
   Shares outstanding                                                                        67         3,119,470
                                                                                   ------------      ------------
   Net asset value and redemption price per share                                        $14.74             $8.44
                                                                                         ======             =====
   Maximum offering price per share
     (net asset value/(1-5.75%))                                                         $15.64             $8.95
                                                                                         ======             =====
B SHARES
   Net assets                                                                      $        991      $  2,835,749
   Shares outstanding                                                                        67           354,225
                                                                                   ------------      ------------
   Net asset value and offering price per share                                          $14.71             $8.01
                                                                                         ======             =====
C SHARES
   Net assets                                                                      $     42,112      $    170,698
   Shares outstanding                                                                     2,861            21,257
                                                                                   ------------      ------------
   Net asset value and offering price per share                                          $14.72             $8.03
                                                                                         ======             =====
D SHARES
   Net assets                                                                               N/A      $  3,094,069
   Shares outstanding                                                                       N/A           364,474
                                                                                   ------------      ------------
   Net asset value, offering price and redemption price per share                           N/A             $8.49
                                                                                            ===             =====


                 See Accompanying Notes to Financial Statements.

                                                                     FIXED INCOME FUND          HIGH INCOME FUND
                                                                     -----------------          ----------------
ASSETS
      Investments at value (Cost $445,567,497 and $14,389,671,
        respectively)                                                   $448,981,562              $12,958,095
      Cash                                                                    27,647                      259
      Receivable for investments sold                                     17,610,738                       --
      Receivable for fund shares sold                                        980,345                   29,424
      Dividend, interest and reclaim receivable                            4,901,161                  356,905
      Receivable for open futures contracts                                   56,344                       --
      Receivable from investment adviser                                          --                    8,380
      Prepaid expenses and other assets                                       62,677                   63,344
                                                                        ------------              -----------
        Total Assets                                                     472,620,474               13,416,407
                                                                        ------------              -----------
LIABILITIES
      Advisory fee payable                                                    79,455                       --
      Administrative services fee payable                                     33,244                    4,845
      Director's fee payable                                                   3,175                      794
      Payable for investments purchased                                   92,581,540                       --
      Payable for fund shares redeemed                                       552,372                       --
      Distribution fee payable                                                14,983                    3,849
      Dividend payable                                                       177,052                   43,062
      Other accrued expenses payable                                         148,019                   41,840
      Other liabilities                                                        5,228                       --
                                                                        ------------              -----------
        Total Liabilities                                                 93,595,068                   94,390
                                                                        ------------              -----------
NET ASSETS
      Capital stock, $0.001 par value                                         36,692                    1,671
      Paid-in capital                                                    377,765,168               16,530,582
      Accumulated undistributed net investment income (loss)                  23,013                  (10,293)
      Accumulated net realized gain (loss) from investments
        and foreign currency transactions                                 (3,374,269)              (1,768,367)
      Net unrealized appreciation (depreciation) from investments
        and foreign currency translations                                  4,574,802               (1,431,576)
                                                                        ------------              -----------
        Net Assets                                                      $379,025,406              $13,322,017
                                                                        ============              ===========
COMMON SHARES
      Net assets                                                        $334,646,767              $   599,185
      Shares outstanding                                                  32,397,026                   75,276
                                                                        ------------              -----------
      Net asset value, offering price and redemption price per share          $10.33                    $7.96
                                                                              ======                    =====
ADVISOR SHARES
      Net assets                                                        $ 42,633,277                      N/A
      Shares outstanding                                                   4,126,400                      N/A
                                                                        ------------              -----------
      Net asset value, offering price and redemption price per share          $10.33                      N/A
                                                                              ======                      ===
A SHARES
      Net assets                                                        $    405,785              $ 8,951,712
      Shares outstanding                                                      39,267                1,122,327
                                                                        ------------              -----------
      Net asset value and redemption price per share                          $10.33                    $7.98
                                                                              ======                    =====
      Maximum offering price per share
        (net asset value/(1-4.75%))                                           $10.85                    $8.38
                                                                              ======                    =====
B SHARES
      Net assets                                                        $  1,043,641              $ 1,667,390
      Shares outstanding                                                     101,025                  209,508
                                                                        ------------              -----------
      Net asset value and offering price per share                            $10.33                    $7.96
                                                                              ======                    =====
C SHARES
      Net assets                                                        $    295,936              $   622,687
      Shares outstanding                                                      28,641                   78,185
                                                                        ------------              -----------
      Net asset value and offering price per share                            $10.33                    $7.96
                                                                              ======                    =====
D SHARES
      Net assets                                                                 N/A              $ 1,481,043
      Shares outstanding                                                         N/A                  186,061
                                                                        ------------              -----------
      Net asset value, offering price and redemption price per share             N/A                    $7.96
                                                                                 ===                    =====


                See Accompanying Notes to Financial Statements.

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

CREDIT SUISSE FUNDS
STATEMENTS OF OPERATIONS
For the Year Ended October 31, 2001

                                                                          BLUE CHIP               LARGE CAP
                                                                            FUND                  VALUE FUND
-------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
     Dividends                                                          $  2,191,888             $  4,545,813
     Interest                                                                137,586                  236,773
     Foreign taxes withheld                                                   (9,605)                    (825)
                                                                        ------------             ------------
        Total investment income                                            2,319,869                4,781,761
                                                                        ------------             ------------
EXPENSES:
     Investment advisory fees                                              1,270,756                1,400,402
     Administrative services fees                                            285,756                  337,679
     Shareholder servicing/Distribution fees                                 813,187                  786,266
     Transfer agent fees                                                     221,508                  204,325
     Legal fees                                                               66,000                   27,207
     Registration fees                                                        39,999                   30,060
     Printing fees                                                            25,780                   86,925
     Audit fees                                                               17,771                   20,214
     Custodian fees                                                           16,431                   20,842
     Directors fees                                                            7,326                    3,209
     Insurance expense                                                         4,343                    6,999
     Interest expense                                                          1,112                    1,557
     Offering/Organizational costs                                                --                       --
     Miscellaneous expense                                                     5,210                   21,123
                                                                        ------------             ------------
                                                                           2,775,179                2,946,808
     Less: fees waived, expenses reimbursed and transfer agent offsets      (235,651)                (254,835)
                                                                        ------------             ------------
           Total expenses                                                  2,539,528                2,691,973
                                                                        ------------             ------------
     Net investment income (loss)                                           (219,659)               2,089,788
                                                                        ------------             ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
    AND FOREIGN CURRENCY RELATED ITEMS:
     Net realized gain (loss) from investments                            (1,435,984)              15,244,162
     Net realized gain (loss) from foreign currency transactions                  --                       --
     Net change in unrealized appreciation (depreciation)
        from investments                                                 (70,206,724)             (42,695,915)
     Net change in unrealized appreciation (depreciation) from
        foreign currency transactions                                             --                       --
                                                                        ------------             ------------
     Net realized and unrealized gain (loss) from investments
        and foreign currency related items                               (71,642,708)             (27,451,753)
                                                                        ------------             ------------
     Net increase (decrease) in net assets resulting from operations    $(71,862,367)            $(25,361,965)
                                                                        ============             ============


See Accompanying Notes to Financial Statements.

                                                                          SMALL CAP               TECHNOLOGY
                                                                          VALUE FUND                  FUND
-------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
     Dividends                                                          $  3,543,296             $     13,077
     Interest                                                                159,039                   34,605
     Foreign taxes withheld                                                       --                       --
                                                                        ------------             ------------
        Total investment income                                            3,702,335                   47,682
                                                                        ------------             ------------
EXPENSES:
     Investment advisory fees                                              1,839,222                  186,769
     Administrative services fees                                            337,636                   37,467
     Shareholder servicing/Distribution fees                                 727,212                   53,184
     Transfer agent fees                                                     226,557                  103,510
     Legal fees                                                               33,441                   74,794
     Registration fees                                                        31,691                   26,842
     Printing fees                                                            62,602                   19,002
     Audit fees                                                                7,530                   33,717
     Custodian fees                                                           32,806                    6,382
     Directors fees                                                           14,511                    9,674
     Insurance expense                                                         7,154                    2,160
     Interest expense                                                          1,004                      196
     Offering/Organizational costs                                                --                       --
     Miscellaneous expense                                                     1,566                   13,252
                                                                        ------------             ------------
                                                                           3,322,932                  566,949
     Less: fees waived, expenses reimbursed and transfer agent offsets       (54,973)                (270,431)
                                                                        ------------             ------------
           Total expenses                                                  3,267,959                  296,518
                                                                        ------------             ------------
     Net investment income (loss)                                            434,376                 (248,836)
                                                                        ------------             ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
    AND FOREIGN CURRENCY RELATED ITEMS:
     Net realized gain (loss) from investments                            32,187,267              (11,270,332)
     Net realized gain (loss) from foreign currency transactions                  --                       --
     Net change in unrealized appreciation (depreciation)
        from investments                                                 (15,843,676)             (14,030,177)
     Net change in unrealized appreciation (depreciation) from
        foreign currency transactions                                             --                       --
                                                                        ------------             ------------
     Net realized and unrealized gain (loss) from investments
        and foreign currency related items                                16,343,591              (25,300,509)
                                                                        ------------             ------------
     Net increase (decrease) in net assets resulting from operations    $ 16,777,967             $(25,549,345)
                                                                        ============             ============

                                                                     GLOBAL POST-VENTURE         INTERNATIONAL
                                                                        CAPITAL FUND                 FUND
-------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
     Dividends                                                         $     397,073             $    695,445
     Interest                                                                524,716                   68,887
     Foreign taxes withheld                                                  (41,240)                 (81,547)
                                                                       -------------             ------------
        Total investment income                                              880,549                  682,785
                                                                       -------------             ------------
EXPENSES:
     Investment advisory fees                                              1,870,272                  466,287
     Administrative services fees                                            291,362                   53,216
     Shareholder servicing/Distribution fees                                 388,784                  136,805
     Transfer agent fees                                                     314,630                   76,624
     Legal fees                                                               76,917                   23,704
     Registration fees                                                        69,156                   44,444
     Printing fees                                                            91,180                    8,852
     Audit fees                                                               31,980                    7,733
     Custodian fees                                                           49,954                   31,558
     Directors fees                                                           18,674                   (5,245)
     Insurance expense                                                         5,139                    1,036
     Interest expense                                                          3,655                    3,770
     Offering/Organizational costs                                               738                       --
     Miscellaneous expense                                                     9,959                    1,108
                                                                       -------------             ------------
                                                                           3,222,400                  849,892
     Less: fees waived, expenses reimbursed and transfer agent offsets      (738,911)                      --
                                                                       -------------             ------------
           Total expenses                                                  2,483,489                  849,892
                                                                       -------------             ------------
     Net investment income (loss)                                         (1,602,940)                (167,107)
                                                                       -------------             ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
    AND FOREIGN CURRENCY RELATED ITEMS:
     Net realized gain (loss) from investments                           (64,187,925)              (2,594,056)
     Net realized gain (loss) from foreign currency transactions              77,847                  (75,274)
     Net change in unrealized appreciation (depreciation)
        from investments                                                 (37,015,069)              (9,800,945)
     Net change in unrealized appreciation (depreciation) from
        foreign currency transactions                                         (9,534)                      83
                                                                       -------------             ------------
     Net realized and unrealized gain (loss) from investments
        and foreign currency related items                              (101,134,681)             (12,470,192)
                                                                       -------------             ------------
     Net increase (decrease) in net assets resulting from operations   $(102,737,621)            $(12,637,299)
                                                                       =============             ============

                See Accompanying Notes to Financial Statements.

                                                                        FIXED INCOME              HIGH INCOME
                                                                             FUND                     FUND
-------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
     Dividends                                                         $     449,122             $         --
     Interest                                                             26,581,527                1,478,267
     Foreign taxes withheld                                                       --                       --
                                                                       -------------             ------------
        Total investment income                                           27,030,649                1,478,267
                                                                       -------------             ------------
EXPENSES:
     Investment advisory fees                                              1,924,476                   93,232
     Administrative services fees                                            668,885                   31,783
     Shareholder servicing/Distribution fees                                  68,890                   41,469
     Transfer agent fees                                                     246,256                   47,409
     Printing fees                                                           126,013                    9,577
     Legal fees                                                               83,711                   21,415
     Registration fees                                                        62,669                   56,252
     Custodian fees                                                           98,104                    2,833
     Audit fees                                                               26,700                   16,355
     Directors fees                                                           17,880                    4,984
     Insurance expense                                                         7,009                    1,041
     Interest expense                                                          5,977                      227
     Miscellaneous expense                                                    14,476                    3,718
                                                                       -------------             ------------
                                                                           3,351,046                  330,295
     Less: fees waived, expenses reimbursed and transfer
        agent offsets                                                       (517,162)                (175,601)
                                                                       -------------             ------------
        Total expenses                                                     2,833,884                  154,694
                                                                       -------------             ------------
           Net investment income (loss)                                   24,196,765                1,323,573
                                                                       -------------             ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
    AND FOREIGN CURRENCY RELATED ITEMS:
     Net realized gain (loss) from investments                             9,763,020               (1,364,120)
     Net change in unrealized appreciation (depreciation)
        from investments                                                   8,810,260                   87,128
                                                                       -------------             ------------
     Net realized and unrealized gain (loss) from investments
        and foreign currency related items                                18,573,280               (1,276,992)
                                                                       -------------             ------------
     Net increase (decrease) in net assets resulting from operations   $  42,770,045             $     46,581
                                                                       =============             ============


                 See Accompanying Notes to Financial Statements.

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

CREDIT SUISSE FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                        BLUE CHIP FUND
                                                                                            ---------------------------------------
                                                                                              FOR THE YEAR           FOR THE YEAR
                                                                                                  ENDED                  ENDED
                                                                                            OCTOBER 31, 2001       OCTOBER 31, 2000
                                                                                            ----------------       ----------------
FROM OPERATIONS:
   Net investment income (loss)                                                                $   (219,659)          $   (683,410)
   Net realized gain (loss) from investments and foreign currency transactions                   (1,435,984)            10,093,654
   Net change in unrealized appreciation (depreciation) from investments and
     foreign currency translations                                                              (70,206,724)            16,397,007
                                                                                               ------------           ------------
     Net increase (decrease) in net assets resulting from operations                            (71,862,367)            25,807,251
                                                                                               ------------           ------------
FROM DIVIDENDS AND DISTRIBUTIONS:
   Dividends from net investment income
     Common Class Shares                                                                                 --                     --
     Class A shares                                                                                      --                     --
     Class B shares                                                                                      --                     --
     Class C shares                                                                                      --                     --
     Class D shares                                                                                      --                     --
   Distributions from net realized gains
     Common Class Shares                                                                            (45,256)                    --
     Class A shares                                                                              (6,746,718)           (10,289,314)
     Class B shares                                                                              (2,198,411)            (2,597,317)
     Class C shares                                                                                (193,467)                    --
     Class D shares                                                                                (979,745)              (475,552)
                                                                                               ------------           ------------
     Net decrease in net assets from dividends and distributions                                (10,163,597)           (13,362,183)
                                                                                               ------------           ------------
FROM CAPITAL SHARE TRANSACTIONS:
   Proceeds from sale of shares                                                                  47,862,404             69,756,762
   Exchange Value of Shares due to merger                                                                --                     --
   Reinvestment of dividends and distributions                                                    9,175,334             11,989,916
   Net asset value of shares redeemed                                                           (49,927,330)           (28,868,948)
                                                                                               ------------           ------------
     Net increase (decrease) in net assets from capital share transactions                        7,110,408             52,877,730
                                                                                               ------------           ------------
   Net increase (decrease) in net assets                                                        (74,915,556)            65,322,798

NET ASSETS:
   Beginning of year                                                                            238,622,006            173,299,208
                                                                                               ------------           ------------
   End of year                                                                                 $163,706,450           $238,622,006
                                                                                               ============           ============
   Undistributed Net Investment Income                                                         $         --           $         --
                                                                                               ============           ============

                                                                                                     LARGE CAP VALUE FUND
                                                                                            -------------------------------------
                                                                                              FOR THE YEAR         FOR THE YEAR
                                                                                                  ENDED                ENDED
                                                                                            OCTOBER 31, 2001     OCTOBER 31, 2000
                                                                                            ----------------     ----------------
FROM OPERATIONS:
   Net investment income (loss)                                                                $  2,089,788         $  1,610,113
   Net realized gain (loss) from investments and foreign currency transactions                   15,244,162           21,677,713
   Net change in unrealized appreciation (depreciation) from investments and
     foreign currency translations                                                              (42,695,915)          (3,306,323)
                                                                                               ------------         ------------
     Net increase (decrease) in net assets resulting from operations                            (25,361,965)          19,981,503
                                                                                               ------------         ------------
FROM DIVIDENDS AND DISTRIBUTIONS:
   Dividends from net investment income
     Common Class Shares                                                                            (18,349)                (118)
     Class A shares                                                                              (1,351,242)            (855,863)
     Class B shares                                                                                 (82,889)                  --
     Class C shares                                                                                  (3,707)                (436)
     Class D shares                                                                                (528,735)            (343,579)
   Distributions from net realized gains
     Common Class Shares                                                                             (8,726)                  --
     Class A shares                                                                             (14,073,743)          (5,060,415)
     Class B shares                                                                              (3,586,179)          (1,204,657)
     Class C shares                                                                                 (48,654)                  --
     Class D shares                                                                              (3,943,625)          (1,367,048)
                                                                                               ------------         ------------
     Net decrease in net assets from dividends and distributions                                (23,645,849)          (8,832,116)
                                                                                               ------------         ------------
FROM CAPITAL SHARE TRANSACTIONS:
   Proceeds from sale of shares                                                                  27,258,454           24,344,173
   Exchange Value of Shares due to merger                                                                --                   --
   Reinvestment of dividends and distributions                                                   20,868,471            7,866,207
   Net asset value of shares redeemed                                                           (36,719,870)         (55,503,281)
                                                                                               ------------         ------------
     Net increase (decrease) in net assets from capital share transactions                       11,407,055          (23,292,901)
                                                                                               ------------         ------------
   Net increase (decrease) in net assets                                                        (37,600,759)         (12,143,514)

NET ASSETS:
   Beginning of year                                                                            251,364,670          263,508,184
                                                                                               ------------         ------------
   End of year                                                                                 $213,763,911         $251,364,670
                                                                                               ============         ============
   Undistributed Net Investment Income                                                         $    262,734         $  1,212,938
                                                                                               ============         ============


                                                                                                      SMALL CAP VALUE FUND
                                                                                            --------------------------------------
                                                                                              FOR THE YEAR          FOR THE YEAR
                                                                                                  ENDED                 ENDED
                                                                                            OCTOBER 31, 2001      OCTOBER 31, 2000
                                                                                            ----------------      ----------------
FROM OPERATIONS:
   Net investment income (loss)                                                                $    434,376          $    430,345
   Net realized gain (loss) from investments and foreign currency transactions                   32,187,267            29,349,170
   Net change in unrealized appreciation (depreciation) from investments and
     foreign currency translations                                                              (15,843,676)            9,049,299
                                                                                               ------------          ------------
     Net increase (decrease) in net assets resulting from operations                             16,777,967            38,828,814
                                                                                               ------------          ------------
FROM DIVIDENDS AND DISTRIBUTIONS:
   Dividends from net investment income
     Common Class Shares                                                                               (551)                   --
     Class A shares                                                                                (439,646)             (404,478)
     Class B shares                                                                                      --                    --
     Class C shares                                                                                    (735)                   --
     Class D shares                                                                                      --                    --
   Distributions from net realized gains
     Common Class Shares                                                                            (16,437)                   --
     Class A shares                                                                             (26,873,775)          (18,572,467)
     Class B shares                                                                              (2,525,961)           (1,941,783)
     Class C shares                                                                                 (39,456)                   --
     Class D shares                                                                                      --                    --
                                                                                               ------------          ------------
     Net decrease in net assets from dividends and distributions                                (29,896,561)          (20,918,728)
                                                                                               ------------          ------------
FROM CAPITAL SHARE TRANSACTIONS:
   Proceeds from sale of shares                                                                  35,083,467             5,958,141
   Exchange Value of Shares due to merger                                                        33,444,688                    --
   Reinvestment of dividends and distributions                                                   27,594,410            19,541,503
   Net asset value of shares redeemed                                                           (39,906,819)          (44,777,265)
                                                                                               ------------          ------------
     Net increase (decrease) in net assets from capital share transactions                       56,215,746           (19,277,621)
                                                                                               ------------          ------------
   Net increase (decrease) in net assets                                                         43,097,152            (1,367,535)

NET ASSETS:
   Beginning of year                                                                            206,081,654           207,449,189
                                                                                               ------------          ------------
   End of year                                                                                 $249,178,806          $206,081,654
                                                                                               ============          ============
   Undistributed Net Investment Income                                                         $    369,227          $    375,783
                                                                                               ============          ============

                 See Accompanying Notes to Financial Statements.

                                                                                                 TECHNOLOGY FUND
                                                                                     ---------------------------------------
                                                                                       FOR THE YEAR           FOR THE YEAR
                                                                                           ENDED                  ENDED
                                                                                     OCTOBER 31, 2001       OCTOBER 31, 2000
                                                                                     ----------------       ----------------
FROM OPERATIONS:
   Net investment loss                                                                  $   (248,836)          $   (262,127)
   Net realized gain (loss) from investments and foreign currency transactions           (11,270,332)            (1,966,931)
   Net change in unrealized appreciation (depreciation) from investments and
     foreign currency translations                                                       (14,030,177)              (811,738)
                                                                                        ------------           ------------
     Net decrease in net assets resulting from operations                                (25,549,345)            (3,040,796)
                                                                                        ------------           ------------
FROM DISTRIBUTIONS:
   Distributions from net realized gains
     Common Class Shares                                                                          --                     --
     Advisor Class Shares                                                                         --                     --
     Class A shares                                                                               --                     --
     Class B shares                                                                               --                     --
     Class C shares                                                                               --                     --
     Class D shares                                                                               --                     --
                                                                                        ------------           ------------
     Net decrease in net assets from dividends and distributions                                  --                     --
                                                                                        ------------           ------------
FROM CAPITAL SHARE TRANSACTIONS:
   Proceeds from sale of shares                                                           21,773,675             54,115,122
   Exchange value of shares due to merger                                                         --                     --
   Reinvestment of dividends and distributions                                                    --                     --
   Net asset value of shares redeemed                                                    (20,586,783)           (14,436,670)
                                                                                        ------------           ------------
     Net increase (decrease) in net assets from capital share transactions                 1,186,892             39,678,452
                                                                                        ------------           ------------
   Net increase (decrease) in net assets                                                 (24,362,453)            36,637,656

NET ASSETS:
   Beginning of year                                                                      36,687,656                 50,000
                                                                                        ------------           ------------
   End of year                                                                          $ 12,325,203           $ 36,687,656
                                                                                        ============           ============

                                                                                        GLOBAL POST-VENTURE CAPITAL FUND
                                                                                     --------------------------------------
                                                                                       FOR THE YEAR          FOR THE YEAR
                                                                                           ENDED                 ENDED
                                                                                     OCTOBER 31, 2001      OCTOBER 31, 2000
                                                                                     ----------------      ----------------
FROM OPERATIONS:
   Net investment loss                                                                 $  (1,602,940)        $  (1,073,160)
   Net realized gain (loss) from investments and foreign currency transactions           (64,110,078)           (3,671,549)
   Net change in unrealized appreciation (depreciation) from investments and
     foreign currency translations                                                       (37,024,603)          (17,453,340)
                                                                                       -------------          ------------
     Net decrease in net assets resulting from operations                               (102,737,621)          (22,198,049)
                                                                                       -------------          ------------
FROM DISTRIBUTIONS:
   Distributions from net realized gains
     Common Class Shares                                                                          --            (1,914,397)
     Advisor Class Shares                                                                         --               (15,707)
     Class A shares                                                                               --                    --
     Class B shares                                                                               --                    --
     Class C shares                                                                               --                    --
     Class D shares                                                                               --                    --
                                                                                       -------------          ------------
     Net decrease in net assets from dividends and distributions                                  --            (1,930,104)
                                                                                       -------------          ------------
FROM CAPITAL SHARE TRANSACTIONS:
   Proceeds from sale of shares                                                          115,690,007           280,571,617
   Exchange value of shares due to merger                                                         --            90,509,223
   Reinvestment of dividends and distributions                                                    --             1,656,495
   Net asset value of shares redeemed                                                   (136,164,025)         (135,490,070)
                                                                                       -------------          ------------
     Net increase (decrease) in net assets from capital share transactions               (20,474,018)          237,247,265
                                                                                       -------------          ------------
   Net increase (decrease) in net assets                                                (123,211,639)          213,119,112

NET ASSETS:
   Beginning of year                                                                     220,435,580             7,316,468
                                                                                       -------------         -------------
   End of year                                                                         $  97,223,941         $ 220,435,580
                                                                                       =============         =============


                                                                                                INTERNATIONAL FUND
                                                                                     --------------------------------------
                                                                                       FOR THE YEAR          FOR THE YEAR
                                                                                           ENDED                 ENDED
                                                                                     OCTOBER 31, 2001      OCTOBER 31, 2000
                                                                                     ----------------      ----------------
FROM OPERATIONS:
   Net investment loss                                                                  $   (167,107)         $   (321,277)
   Net realized gain (loss) from investments and foreign currency transactions            (2,669,330)            4,160,486
   Net change in unrealized appreciation (depreciation) from investments and
     foreign currency translations                                                        (9,800,862)           (5,204,744)
                                                                                        ------------          ------------
     Net decrease in net assets resulting from operations                                (12,637,299)           (1,365,535)
                                                                                        ------------          ------------
FROM DISTRIBUTIONS:
   Distributions from net realized gains
     Common Class Shares                                                                      (9,584)                   --
     Advisor Class Shares                                                                         --                    --
     Class A shares                                                                       (3,155,230)           (6,041,311)
     Class B shares                                                                         (337,331)             (724,739)
     Class C shares                                                                          (12,608)                   --
     Class D shares                                                                         (300,508)             (266,755)
                                                                                        ------------          ------------
     Net decrease in net assets from dividends and distributions                          (3,815,261)           (7,032,805)
                                                                                        ------------          ------------
FROM CAPITAL SHARE TRANSACTIONS:
   Proceeds from sale of shares                                                           36,891,065            96,311,900
   Exchange value of shares due to merger                                                         --                    --
   Reinvestment of dividends and distributions                                             3,733,967             6,961,122
   Net asset value of shares redeemed                                                    (54,646,490)          (87,097,118)
                                                                                        ------------          ------------
     Net increase (decrease) in net assets from capital share transactions               (14,021,458)           16,175,904
                                                                                        ------------          ------------
   Net increase (decrease) in net assets                                                 (30,474,018)            7,777,564

NET ASSETS:
   Beginning of year                                                                      63,071,577            55,294,013
                                                                                        ------------          ------------
   End of year                                                                          $ 32,597,559          $ 63,071,577
                                                                                        ============          ============

                See Accompanying Notes to Financial Statements.

                                                                                           FIXED INCOME FUND
                                                                                ---------------------------------------
                                                                                  FOR THE YEAR           FOR THE YEAR
                                                                                      ENDED                  ENDED
                                                                                OCTOBER 31, 2001       OCTOBER 31, 2000
                                                                                ----------------       ----------------
FROM OPERATIONS:
   Net investment income                                                          $  24,196,765          $  21,951,426
   Net realized gain (loss) from investments                                          9,763,020             (9,807,340)
   Net change in unrealized appreciation (depreciation) from investments              8,810,260              5,206,499
                                                                                  -------------          -------------
     Net increase (decrease) in net assets resulting from operations                 42,770,045             17,350,585
                                                                                  -------------          -------------
FROM DIVIDENDS AND DISTRIBUTIONS:
   Dividends from net investment income
     Common Class Shares                                                            (22,611,857)           (21,533,335)
     Advisor Class Shares                                                            (1,575,183)              (418,091)
     Class A shares                                                                      (1,640)                    --
     Class B shares                                                                      (5,920)                    --
     Class C shares                                                                      (2,165)                    --
     Class D shares                                                                          --                     --
   Dividends in excess of net investment income
     Common Class Shares                                                                     --                (39,026)
     Advisor Class Shares                                                                    --                   (763)
   Distributions from net realized gains
     Class A shares                                                                          --                     --
     Class B shares                                                                          --                     --
     Class C shares                                                                          --                     --
                                                                                  -------------          -------------
     Net decrease in net assets from dividends and distributions                    (24,196,765)           (21,991,215)
                                                                                  -------------          -------------
FROM CAPITAL SHARE TRANSACTIONS:
   Proceeds from sale of shares                                                     265,889,816            190,117,460
   Exchange value of shares due to merger                                           133,335,833                     --
   Reinvestment of dividends and distributions                                       22,067,919             19,523,822
   Net asset value of shares redeemed                                              (369,833,021)          (296,259,076)
                                                                                  -------------          -------------
     Net increase (decrease) in net assets from capital share transactions           51,460,547            (86,617,794)
                                                                                  -------------          -------------
   Net increase (decrease) in net assets                                             70,033,827            (91,258,424)

NET ASSETS:
   Beginning of year                                                                308,991,579            400,250,003
                                                                                  -------------          -------------
   End of year                                                                    $ 379,025,406          $ 308,991,579
                                                                                  =============          =============
   Accumulated Undistributed Net Investment Income (Loss)                         $      23,013          $      23,013
                                                                                  =============          =============

                                                                                           HIGH INCOME FUND
                                                                                ----------------------------------------
                                                                                  FOR THE YEAR            FOR THE YEAR
                                                                                      ENDED                   ENDED
                                                                                OCTOBER 31, 2001        OCTOBER 31, 2000
                                                                                ----------------        ----------------
FROM OPERATIONS:
   Net investment income                                                            $ 1,323,573             $ 1,306,371
   Net realized gain (loss) from investments                                         (1,364,120)               (404,247)
   Net change in unrealized appreciation (depreciation) from investments                 87,128                (959,036)
                                                                                    -----------             -----------
     Net increase (decrease) in net assets resulting from operations                     46,581                 (56,912)
                                                                                    -----------             -----------
FROM DIVIDENDS AND DISTRIBUTIONS:
   Dividends from net investment income
     Common Class Shares                                                                (40,270)                 (7,647)
     Advisor Class Shares                                                                    --                      --
     Class A shares                                                                    (970,130)             (1,038,792)
     Class B shares                                                                    (130,276)               (137,149)
     Class C shares                                                                     (22,894)                   (728)
     Class D shares                                                                    (170,296)               (130,131)
   Dividends in excess of net investment income
     Common Class Shares                                                                     --                      --
     Advisor Class Shares                                                                    --                      --
   Distributions from net realized gains
     Class A shares                                                                          --                 (73,884)
     Class B shares                                                                          --                 (11,116)
     Class C shares                                                                          --                  (6,589)
                                                                                    -----------             -----------
     Net decrease in net assets from dividends and distributions                     (1,333,866)             (1,406,036)
                                                                                    -----------             -----------
FROM CAPITAL SHARE TRANSACTIONS:
   Proceeds from sale of shares                                                       4,507,390               5,964,650
   Exchange value of shares due to merger
   Reinvestment of dividends and distributions                                          764,472                 884,799
   Net asset value of shares redeemed                                                (4,407,149)             (4,502,642)
                                                                                    -----------             -----------
     Net increase (decrease) in net assets from capital share transactions              864,713               2,346,807
                                                                                    -----------             -----------
   Net increase (decrease) in net assets                                               (422,572)                883,859

NET ASSETS:
   Beginning of year                                                                 13,744,589              12,860,730
                                                                                    -----------             -----------
   End of year                                                                      $13,322,017             $13,744,589
                                                                                    ===========             ===========
   Accumulated Undistributed Net Investment Income (Loss)                           $   (10,293)            $        --
                                                                                    ===========             ===========


                See Accompanying Notes to Financial Statements.

CREDIT SUISSE BLUE CHIP FUND
FINANCIAL HIGHLIGHTS
(For a Class A Share of the Fund Outstanding Throughout Each Period)

                                                                  FOR THE YEAR ENDED OCTOBER 31,
                                                  ----------------------------------------------------------------------
                                                      2001        2000           1999          1998           1997
                                                      ----        ----           ----          ----           ----
PER SHARE DATA
   Net asset value, beginning of period            $  22.54     $  21.27      $  16.52        $ 14.56        $ 12.69
                                                   --------     --------      --------        -------        -------
INVESTMENT OPERATIONS
   Net investment income (loss)                        0.01(1)     (0.04)(1)     (0.03)(1)         --           0.03
   Net gain (loss) on investments
     and foreign currency related items
     (both realized and unrealized)                   (6.44)        2.92          5.04           2.88           3.07
                                                   --------     --------      --------        -------        -------
       Total from investment operations               (6.43)        2.88          5.01           2.88           3.10
                                                   --------     --------      --------        -------        -------
LESS DIVIDENDS AND DISTRIBUTIONS
   Dividends from net investment income                  --           --            --          (0.02)         (0.05)
   Distributions from net realized gains              (0.95)       (1.61)        (0.26)         (0.90)         (1.18)
                                                   --------     --------      --------        -------        -------
       Total dividends and distributions              (0.95)       (1.61)        (0.26)         (0.92)         (1.23)
                                                   --------     --------      --------        -------        -------
NET ASSET VALUE, END OF PERIOD                     $  15.16     $  22.54      $  21.27        $ 16.52        $ 14.56
                                                   ========     ========      ========        =======        =======
       Total return(2)                               (29.56)%      14.39%        30.77%         21.00%         26.48%

RATIOS AND SUPPLEMENTAL DATA
   Net assets, end of period (000s omitted)        $102,935     $159,945      $135,677        $97,078        $82,926
       Ratio of expenses to average
          net assets                                   1.10%        1.14%         1.23%          1.29%          1.36%
       Ratio of net investment income (loss)
          to average net assets                        0.04%       (0.19)%       (0.16)%        (0.02)%         0.21%
       Decrease reflected in above
          operating expense ratios due to
          waivers/reimbursements                       0.11%          --            --             --             --
   Portfolio turnover rate                               17%          26%           35%            21%            41%

--------------------------------------------------------------------------------
(1) Per-share information is calculated using the average shares outstanding method.
(2)  Total return does not consider the effects of sales charges.


                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE BLUE CHIP FUND
FINANCIAL HIGHLIGHTS
(For a Class B Share of the Fund Outstanding Throughout Each Period)

                                                                  FOR THE YEAR ENDED OCTOBER 31,
                                                  ----------------------------------------------------------------------
                                                      2001        2000           1999          1998           1997
                                                      ----        ----           ----          ----           ----
PER SHARE DATA
   Net asset value, beginning of period             $ 21.79      $ 20.75       $ 16.25        $ 14.41        $ 12.63
                                                    -------      -------       -------        -------        -------
INVESTMENT OPERATIONS
   Net investment loss                                (0.12)(1)    (0.20)(1)     (0.17)(1)      (0.12)(1)      (0.03)
   Net gain (loss) on investments
     and foreign currency related items
     (both realized and unrealized)                   (6.20)        2.85          4.93           2.86           3.02
                                                    -------      -------       -------        -------        -------
       Total from investment operations               (6.32)        2.65          4.76           2.74           2.99
                                                    -------      -------       -------        -------        -------
LESS DIVIDENDS AND DISTRIBUTIONS
   Dividends from net investment income                  --           --            --             --          (0.03)
   Distributions from net realized gains              (0.95)       (1.61)        (0.26)         (0.90)         (1.18)
                                                    -------      -------       -------        -------        -------
       Total dividends and distributions              (0.95)       (1.61)        (0.26)         (0.90)         (1.21)
                                                    -------      -------       -------        -------        -------
NET ASSET VALUE, END OF PERIOD                      $ 14.52      $ 21.79       $ 20.75        $ 16.25        $ 14.41
                                                    =======      =======       =======        =======        =======
       Total return(2)                               (30.10)%      13.58%        29.73%         20.20%         25.66%

RATIOS AND SUPPLEMENTAL DATA
   Net assets, end of period (000s omitted)         $35,270      $50,233       $32,783        $17,438        $10,378
       Ratio of expenses to average
          net assets                                   1.85%        1.85%         1.93%          1.99%          2.06%
       Ratio of net investment loss to
          average net assets                          (0.71)%      (0.91)%       (0.86)%        (0.72)%        (0.51)%
       Decrease reflected in above
          operating expense ratios due to
          waivers/reimbursements                       0.11%          --            --             --             --
   Portfolio turnover rate                               17%          26%           35%            21%            41%

--------------------------------------------------------------------------------
(1) Per-share information is calculated using the average shares outstanding method.
(2) Total return does not consider the effects of contingent deferred sales charges.

                See Accompanying Notes to Financial Statements.

CREDIT SUISSE BLUE CHIP FUND
FINANCIAL HIGHLIGHTS
(For a Class C Share of the Fund Outstanding Throughout Each Period)

                                                                     FOR THE YEAR ENDED OCTOBER 31,
                                                                   ----------------------------------
                                                                       2001            2000(1)
                                                                       ----            -------
PER SHARE DATA
   Net asset value, beginning of period                               $21.79         $20.01
                                                                      ------         ------
INVESTMENT OPERATIONS
   Net investment loss                                                 (0.12)(2)      (0.17)(2)
   Net gain (loss) on investments
     and foreign currency related items
     (both realized and unrealized)                                    (6.20)          1.95
                                                                      ------         ------
       Total from investment operations                                (6.32)          1.78
                                                                      ------         ------
LESS DISTRIBUTIONS
   Distributions from net realized gains                               (0.95)            --
                                                                      ------         ------
       Total distributions                                             (0.95)            --
                                                                      ------         ------
NET ASSET VALUE, END OF PERIOD                                        $14.52         $21.79
                                                                      ======         ======
       Total return(4)                                                (30.10)%         8.90%

RATIOS AND SUPPLEMENTAL DATA
   Net assets, end of period (000s omitted)                           $4,220         $4,412
       Ratio of expenses to average net assets                          1.85%          1.32%(3)
       Ratio of net investment loss to average net assets              (0.71)%        (0.91)%(3)
       Decrease reflected in above
          operating expense ratios due to
          waivers/reimbursements                                        0.11%            --
   Portfolio turnover rate                                                17%            26%

--------------------------------------------------------------------------------
(1)  For the period February 28, 2000 (inception date) through October 31, 2000.
(2) Per-share information is calculated using the average shares outstanding method.
(3)  Annualized.
(4) Total return does not consider the effects of contingent deferred sales charges.

                See Accompanying Notes to Financial Statements.

CREDIT SUISSE LARGE CAP VALUE FUND
FINANCIAL HIGHLIGHTS
(For a Class A Share of the Fund Outstanding Throughout Each Period)

                                                                  FOR THE YEAR ENDED OCTOBER 31,
                                                  ----------------------------------------------------------------------
                                                      2001        2000           1999          1998           1997
                                                      ----        ----           ----          ----           ----
PER SHARE DATA
   Net asset value, beginning of period            $  24.62     $  23.49      $  22.60       $  20.09       $  17.18
                                                   --------     --------      --------       --------       --------
INVESTMENT OPERATIONS
   Net investment income                               0.21(1)      0.16(1)       0.12(1)        0.20(1)        0.21
   Net gain (loss) on investments
     and foreign currency related items
     (both realized and unrealized)                   (2.55)        1.78          2.87           3.51           4.59
                                                   --------     --------      --------       --------       --------
       Total from investment operations               (2.34)        1.94          2.99           3.71           4.80
                                                   --------     --------      --------       --------       --------
LESS DIVIDENDS AND DISTRIBUTIONS
   Dividends from net investment income               (0.19)       (0.12)        (0.09)         (0.17)         (0.21)
   Distributions from net realized gains              (2.13)       (0.69)        (2.01)         (1.03)         (1.68)
                                                   --------     --------      --------       --------       --------
       Total dividends and distributions              (2.32)       (0.81)        (2.10)         (1.20)         (1.89)
                                                   --------     --------      --------       --------       --------
NET ASSET VALUE, END OF PERIOD                     $  19.96     $  24.62      $  23.49       $  22.60       $  20.09
                                                   ========     ========      ========       ========       ========
       Total return(2)                               (10.48)%       8.44%        14.37%         19.14%         30.53%

RATIOS AND SUPPLEMENTAL DATA
   Net assets, end of period (000s omitted)        $133,665     $162,871      $174,213       $163,936       $145,586
       Ratio of expenses to average
          net assets                                   1.04%        1.08%         1.11%          1.13%          1.22%
       Ratio of net investment income
          to average net assets                        0.94%        0.71%         0.52%          0.92%          1.15%
       Decrease reflected in above
          operating expense ratios due to
          waivers/reimbursements                       0.10%          --            --             --             --
   Portfolio turnover rate                               38%          55%           25%            33%            20%

--------------------------------------------------------------------------------
(1) Per share information is calculated using the average shares outstanding method.
(2)  Total return does not consider the effects of sales charges.

                See Accompanying Notes to Financial Statements.

CREDIT SUISSE LARGE CAP VALUE FUND
FINANCIAL HIGHLIGHTS
(For a Class B Share of the Fund Outstanding Throughout Each Period)

                                                                       FOR THE YEAR ENDED OCTOBER 31,
                                                  ----------------------------------------------------------------------
                                                      2001        2000           1999          1998           1997
                                                      ----        ----           ----          ----           ----
PER SHARE DATA
   Net asset value, beginning of period             $ 24.44      $ 23.37       $ 22.55        $ 20.06        $ 17.15
                                                    -------      -------       -------        -------        -------
INVESTMENT OPERATIONS
   Net investment income (loss)                        0.04(1)        --(1)      (0.04)(1)       0.04(1)        0.08
   Net gain (loss) on investments
     and foreign currency related items
     (both realized and unrealized)                   (2.52)        1.76          2.88           3.50           4.58
                                                    -------      -------       -------        -------        -------
       Total from investment operations               (2.48)        1.76          2.84           3.54           4.66
                                                    -------      -------       -------        -------        -------
LESS DIVIDENDS AND DISTRIBUTIONS
   Dividends from net investment income               (0.05)          --         (0.01)         (0.02)         (0.07)
   Distributions from net realized gains              (2.13)       (0.69)        (2.01)         (1.03)         (1.68)
                                                    -------      -------       -------        -------        -------
       Total dividends and distributions              (2.18)       (0.69)        (2.02)         (1.05)         (1.75)
                                                    -------      -------       -------        -------        -------
NET ASSET VALUE, END OF PERIOD                      $ 19.78      $ 24.44       $ 23.37        $ 22.55        $ 20.06
                                                    =======      =======       =======        =======        =======
       Total return(2)                               (11.00)%       7.66%        13.66%         18.29%         29.59%

RATIOS AND SUPPLEMENTAL DATA
   Net assets, end of period (000s omitted)         $33,087      $41,194       $41,144        $33,325        $19,664
       Ratio of expenses to average
          net assets                                   1.79%        1.80%         1.81%          1.83%          1.92%
       Ratio of net investment  income (loss)
          to average net assets                        0.19%       (0.01)%       (0.18)%         0.22%          0.39%
       Decrease reflected in above
          operating expense ratios due to
          waivers/reimbursements                       0.10%          --            --             --             --
   Portfolio turnover rate                               38%          55%           25%            33%            20%

--------------------------------------------------------------------------------
(1) Per share information is calculated using the average shares outstanding method.
(2) Total return does not consider the effects of contingent deferred sales charges.

                See Accompanying Notes to Financial Statements.

CREDIT SUISSE LARGE CAP VALUE FUND
FINANCIAL HIGHLIGHTS
(For a Class C Share of the Fund Outstanding Throughout Each Period)

                                                             FOR THE YEAR ENDED OCTOBER 31,
                                                          ------------------------------------
                                                                2001         2000(1)
                                                                ----         -------
PER SHARE DATA
   Net asset value, beginning of period                       $24.39         $20.87
                                                              ------         ------
INVESTMENT OPERATIONS
   Net investment income (loss)                                 0.03(2)       (0.01)(2)
   Net gain (loss) on investments
     and foreign currency related items
     (both realized and unrealized)                            (2.51)          3.56
                                                              ------         ------
       Total from investment operations                        (2.48)          3.55
                                                              ------         ------
LESS DIVIDENDS AND DISTRIBUTIONS
   Dividends from net investment income                        (0.07)         (0.03)
   Distributions from net realized gains                       (2.13)            --
                                                              ------         ------
       Total dividends and distributions                       (2.20)          (.03)
                                                              ------         ------

NET ASSET VALUE, END OF PERIOD                                $19.71         $24.39
                                                              ======         ======
       Total return(4)                                        (11.07)%        17.02%

RATIOS AND SUPPLEMENTAL DATA
   Net assets, end of period (000s omitted)                   $1,916         $  496
       Ratio of expenses to average net assets                  1.79%          1.28%(3)
       Ratio of net investment income (loss)
          to average net assets                                 0.13%         (0.03)%(3)
       Decrease reflected in above
          operating expense ratios due to
          waivers/reimbursements                                0.10%            --
   Portfolio turnover rate                                        38%            55%

--------------------------------------------------------------------------------
(1)  For the period February 28, 2000 (inception date) through October 31, 2000.
(2) Per share information is calculated using the average shares outstanding method.
(3)  Annualized.
(4) Total return does not consider the effects of contingent deferred sales charges.

                See Accompanying Notes to Financial Statements.

CREDIT SUISSE SMALL CAP VALUE FUND
FINANCIAL HIGHLIGHTS
(For a Class A Share of the Fund Outstanding Throughout Each Period)

                                                                  FOR THE YEAR ENDED OCTOBER 31,
                                                  ----------------------------------------------------------------------
                                                      2001         2000           1999          1998           1997
                                                      ----         ----           ----          ----           ----
PER SHARE DATA
   Net asset value, beginning of period            $  22.54     $  20.52      $  19.54       $  23.34       $  18.41
                                                   --------     --------      --------       --------       --------
INVESTMENT OPERATIONS
   Net investment income                               0.05(1)      0.06(1)       0.06(1)        0.07(1)        0.07
   Net gain (loss) on investments
     (both realized and unrealized)                    1.76         4.05          1.01          (2.55)          5.66
                                                   --------     --------      --------       --------       --------
       Total from investment operations                1.81         4.11          1.07          (2.48)          5.73
                                                   --------     --------      --------       --------       --------
LESS DIVIDENDS AND DISTRIBUTIONS
   Dividends from net investment income               (0.04)       (0.04)        (0.07)         (0.06)         (0.08)
   Distributions from net realized gains              (3.22)       (2.05)        (0.02)         (1.26)         (0.72)
                                                   --------     --------      --------       --------       --------
       Total dividends and distributions              (3.26)       (2.09)        (0.09)         (1.32)         (0.80)
                                                   --------     --------      --------       --------       --------
NET ASSET VALUE, END OF PERIOD                     $  21.09     $  22.54      $  20.52       $  19.54       $  23.34
                                                   ========     ========      ========       ========       ========
       Total return(2)                                 9.70%       21.69%         5.47%        (11.20)%        32.48%

RATIOS AND SUPPLEMENTAL DATA
   Net assets, end of period (000s omitted)        $199,213     $188,501      $188,192       $237,873       $283,001
       Ratio of expenses to average
          net assets                                   1.33%        1.39%         1.37%          1.29%          1.35%
       Ratio of net investment income
          to average net assets                        0.25%        0.28%         0.33%          0.30%          0.37%
       Decrease in above operating
          expense ratios due to
          waivers/reimbursements                       0.02%          --            --             --             --
   Portfolio turnover rate                               54%          42%           30%            42%            21%

--------------------------------------------------------------------------------
(1) Per share information is calculated using the average shares outstanding method.
(2)  Total return does not consider the effects of sales charges.

                See Accompanying Notes to Financial Statements.

CREDIT SUISSE SMALL CAP VALUE FUND
FINANCIAL HIGHLIGHTS
(For a Class B Share of the Fund Outstanding Throughout Each Period)

                                                                    FOR THE YEAR ENDED OCTOBER 31,
                                                  ----------------------------------------------------------------------
                                                      2001        2000           1999          1998           1997
                                                      ----        ----           ----          ----           ----
PER SHARE DATA
   Net asset value, beginning of period             $ 21.95      $ 20.13       $ 19.23        $ 23.12        $ 18.34
                                                    -------      -------       -------        -------        -------
INVESTMENT OPERATIONS
   Net investment loss                                (0.10)(1)    (0.09)(1)     (0.14)(1)      (0.09)(1)      (0.02)
   Net gain (loss) on investments
     (both realized and unrealized)                    1.70         3.96          1.06          (2.55)          5.57
                                                    -------      -------       -------        -------        -------
       Total from investment operations                1.60         3.87          0.92          (2.64)          5.55
                                                    -------      -------       -------        -------        -------
LESS DIVIDENDS AND DISTRIBUTIONS
   Dividends from net investment income                  --           --            --             --          (0.05)
   Distributions from net realized gains              (3.22)       (2.05)        (0.02)         (1.25)         (0.72)
                                                    -------      -------       -------        -------        -------
       Total dividends and distributions              (3.22)       (2.05)        (0.02)         (1.25)         (0.77)
                                                    -------      -------       -------        -------        -------
NET ASSET VALUE, END OF PERIOD                      $ 20.33      $ 21.95       $ 20.13        $ 19.23        $ 23.12
                                                    =======      =======       =======        =======        =======
       Total return(2)                                 8.88%       20.80%         4.75%        (11.98)%        31.55%

RATIOS AND SUPPLEMENTAL DATA
   Net assets, end of period (000s omitted)         $17,818      $17,255       $19,257        $22,284        $18,395
       Ratio of expenses to average
          net assets                                   2.08%        2.10%         2.07%          1.99%          2.05%
       Ratio of net investment loss
          to average net assets                       (0.50)%      (0.43)%       (0.71)%        (0.40)%        (0.32)%
       Decrease reflected in above
          operating expense ratios due to
          waivers/reimbursements                       0.02%          --            --             --             --
   Portfolio turnover rate                               54%          42%           30%            42%            21%

--------------------------------------------------------------------------------
(1) Per share information is calculated using the average shares outstanding method.
(2) Total return does not consider the effects of contingent deferred sales charges.

                See Accompanying Notes to Financial Statements.

CREDIT SUISSE SMALL CAP VALUE FUND
FINANCIAL HIGHLIGHTS
(For a Class C Share of the Fund Outstanding Throughout Each Period)

                                                                FOR THE YEAR ENDED OCTOBER 31,
                                                             ----------------------------------
                                                               2001          2000(1)
                                                               ----          ------
PER SHARE DATA
   Net asset value, beginning of period                       $21.94         $17.96
                                                              ------         ------
INVESTMENT OPERATIONS
   Net investment loss                                         (0.11)(2)      (0.07)(2)
   Net gain on investments
     (both realized and unrealized)                             1.67           4.05
                                                              ------         ------
       Total from investment operations                         1.56           3.98
                                                              ------         ------
LESS DIVIDENDS AND DISTRIBUTIONS
   Dividends from net investment income                           --             --
   Distributions from net realized gains                       (3.22)            --
                                                              ------         ------
       Total dividends and distributions                       (3.22)            --
                                                              ------         ------

NET ASSET VALUE, END OF PERIOD                                $20.28         $21.94
                                                              ======         ======
       Total return(4)                                          8.93%         22.16%

   RATIOS AND SUPPLEMENTAL DATA
   Net assets, end of period (000s omitted)                   $1,481         $  220
       Ratio of expenses to average net assets                  2.08%          1.42%(3)
       Ratio of net investment loss to average
          net assets                                           (0.52)%        (0.33)%(3)
       Decrease reflected in above
          operating expense ratios due to
          waivers/reimbursements                                0.02%            --
   Portfolio turnover rate                                        54%            42%

--------------------------------------------------------------------------------
(1)  For the period February 28, 2000 (inception date) through October 31, 2000.
(2) Per share information is calculated using the average shares outstanding method.
(3)  Annualized.
(4) Total return does not consider the effects of contingent deferred sales charges.

                See Accompanying Notes to Financial Statements.

CREDIT SUISSE TECHNOLOGY FUND
FINANCIAL HIGHLIGHTS
(For a Class A Share of the Fund Outstanding Throughout Each Period)

                                                                FOR THE YEAR ENDED OCTOBER 31,
                                                            ------------------------------------
                                                                  2001          2000(1)
                                                                  ----          -------
PER SHARE DATA
   Net asset value, beginning of period                         $12.79         $13.30
                                                                ------         ------
INVESTMENT OPERATIONS
   Net investment loss                                           (0.08)(2)      (0.04)(2)
   Net loss on investments
     and foreign currency related items
     (both realized and unrealized)                              (8.57)         (0.47)
                                                                ------         ------
       Total from investment operations                          (8.65)         (0.51)
                                                                ------         ------
NET ASSET VALUE, END OF PERIOD                                  $ 4.14         $12.79
                                                                ======         ======
       Total return(4)                                          (67.63)%        (3.83)%

RATIOS AND SUPPLEMENTAL DATA
   Net assets, end of period (000s omitted)                     $1,442         $2,913
       Ratio of expenses to average net assets                    1.39%          0.35%(3)
       Ratio of net loss to average net assets                   (1.17)%        (0.29)%(3)
       Decrease reflected in above operating expense
          ratios due to waivers/reimbursements                    1.27%          0.83%(3)
   Portfolio turnover rate                                          40%            14%

--------------------------------------------------------------------------------
(1)  For the period August 1, 2000 (inception date) through October 31, 2000.
(2) Per share information is calculated using the average shares outstanding method.
(3)  Annualized.
(4)  Total return does not consider the effects of sales charges.

                See Accompanying Notes to Financial Statements.

CREDIT SUISSE TECHNOLOGY FUND
FINANCIAL HIGHLIGHTS
(For a Class B Share of the Fund Outstanding Throughout Each Period)

                                                                FOR THE YEAR ENDED OCTOBER 31,
                                                         --------------------------------------------
                                                                     2001          2000(1)
                                                                     ----          ------
PER SHARE DATA
   Net asset value, beginning of period                             $12.77         $13.30
                                                                    ------         ------
INVESTMENT OPERATIONS
   Net investment loss                                               (0.13)(2)      (0.07)(2)
   Net loss on investments
     and foreign currency related items
     (both realized and unrealized)                                  (8.48)         (0.46)
                                                                    ------         ------
       Total from investment operations                              (8.61)         (0.53)
                                                                    ------         ------
NET ASSET VALUE, END OF PERIOD                                      $ 4.16         $12.77
                                                                    ======         ======
       Total return(4)                                              (67.42)%        (3.98)%

RATIOS AND SUPPLEMENTAL DATA
   Net assets, end of period (000s omitted)                         $  640         $1,277
       Ratio of expenses to average net assets                        2.14%          0.53%(3)
       Ratio of net investment loss to average net assets            (1.92)%        (0.47)%(3)
       Decrease reflected in above operating expense
          ratios due to waivers/reimbursements                        1.35%          0.83%(3)
   Portfolio turnover rate                                              40%            14%

--------------------------------------------------------------------------------
(1)  For the period August 1, 2000 (inception date) through October 31, 2000.
(2) Per share information is calculated using the average shares outstanding method.
(3)  Annualized.
(4) Total return does not consider the effects of contingent deferred sales charges.

                See Accompanying Notes to Financial Statements.

CREDIT SUISSE TECHNOLOGY FUND
FINANCIAL HIGHLIGHTS
(For a Class C Share of the Fund Outstanding Throughout Each Period)

                                                               FOR THE YEAR ENDED OCTOBER 31,
                                                          ----------------------------------------
                                                                    2001          2000(1)
                                                                    ----          -------
PER SHARE DATA
   Net asset value, beginning of period                            $12.77         $13.30
                                                                   ------         ------
INVESTMENT OPERATIONS
   Net investment loss                                              (0.13)(2)      (0.06)(2)
   Net loss on investments
     and foreign currency related items
     (both realized and unrealized)                                 (8.51)         (0.47)
                                                                   ------         ------
       Total from investment operations                             (8.64)         (0.53)
                                                                   ------         ------
NET ASSET VALUE, END OF PERIOD                                     $ 4.13         $12.77
                                                                   ======         ======
       Total return(4)                                             (67.66)%        (3.98)%

RATIOS AND SUPPLEMENTAL DATA
   Net assets, end of period (000s omitted)                        $  318         $  479
       Ratio of expenses to average net assets                       2.14%          0.54%(3)
       Ratio of net investment loss to average net assets           (1.93)%        (0.48)%(3)
       Decrease reflected in above operating expense
          ratios due to waivers/reimbursements                       1.40%          0.83%(3)
   Portfolio turnover rate                                             40%            14%

--------------------------------------------------------------------------------
(1)  For the period August 1, 2000 (inception date) through October 31, 2000.
(2) Per share information is calculated using the average shares outstanding method.
(3)  Annualized.
(4) Total return does not consider the effects of contingent deferred sales charges.

                See Accompanying Notes to Financial Statements.

CREDIT SUISSE GLOBAL POST-VENTURE CAPITAL FUND
FINANCIAL HIGHLIGHTS
(For a Class A, B and C Share of the Fund Outstanding Throughout Each Period)

                                                                      CLASS A         CLASS B         CLASS C
                                                                      -------         -------         -------
                                                                    FOR THE YEAR   FOR THE YEAR    FOR THE YEAR
                                                                        ENDED          ENDED           ENDED
                                                                     OCTOBER 31,    OCTOBER 31,     OCTOBER 31,
                                                                        2001(1)        2001(1)         2001(1)
                                                                        -------        -------         -------
PER SHARE DATA
   Net asset value, beginning of period                                 $17.15         $17.15         $17.15
                                                                        ------         ------         ------

INVESTMENT OPERATIONS
   Net investment loss                                                   (0.06)         (0.08)         (0.10)
   Net loss on investments
     and foreign currency related items
     (both realized and unrealized)                                      (2.35)         (2.36)         (2.33)
                                                                        ------         ------         ------
       Total from investment operations                                  (2.41)         (2.44)         (2.43)
                                                                        ------         ------         ------
NET ASSET VALUE, END OF PERIOD                                          $14.74         $14.71         $14.72
                                                                        ======         ======         ======
       Total return(2),(3)                                              (14.05)%       (14.23)%       (14.17)%

RATIOS AND SUPPLEMENTAL DATA
   Net assets, end of period (000s omitted)                             $    1         $    1         $   42
     Ratio of expenses to average net assets                              1.65%(4)       2.40%(4)       2.40%(4)
     Ratio of net investment loss to average net assets                  (1.39)%(4)     (2.09)%(4)     (2.70)%(4)
     Decrease reflected in above operating expense
       ratios due to waivers/reimbursements                               1.03%(4)       1.02%(4)       1.14%(4)
   Portfolio turnover rate                                                 138%           138%           138%

--------------------------------------------------------------------------------
(1)  For the period July 31, 2001 (inception date) through October 31, 2001.
(2) Total return does not consider the effects of sales charges or contingent deferred sales charges.
(3)  Non-annualized
(4)  Annualized

                See Accompanying Notes to Financial Statements.

CREDIT SUISSE INTERNATIONAL FUND
FINANCIAL HIGHLIGHTS
(For a Class A Share of the Fund Outstanding Throughout Each Period)

                                                                 FOR THE YEAR ENDED OCTOBER 31,
                                                ------------------------------------------------------------------------
                                                     2001          2000           1999          1998           1997
                                                     ----          ----           ----          ----           ----
PER SHARE DATA
   Net asset value, beginning of period             $ 12.05      $ 14.00       $ 12.20        $ 11.42        $ 10.38
                                                    -------      -------       -------        -------        -------
INVESTMENT OPERATIONS
   Net investment loss(1)                             (0.03)       (0.06)        (0.06)         (0.06)         (0.07)
   Net gain (loss) on investments
     and foreign currency related items
     (both realized and unrealized)                   (2.81)       (0.11)         2.56           0.99           1.11
                                                    -------      -------       -------        -------        -------
       Total from investment operations               (2.84)       (0.17)         2.50           0.93           1.04
                                                    -------      -------       -------        -------        -------
LESS DIVIDENDS AND DISTRIBUTIONS
   Dividends from net investment income                  --           --            --          (0.06)            --
   Distributions from net realized gains              (0.77)       (1.78)        (0.70)         (0.09)            --
                                                    -------      -------       -------        -------        -------
       Total dividends and distributions              (0.77)       (1.78)        (0.70)         (0.15)            --
                                                    -------      -------       -------        -------        -------
NET ASSET VALUE, END OF PERIOD                      $  8.44      $ 12.05       $ 14.00        $ 12.20        $ 11.42
                                                    =======      =======       =======        =======        =======
       Total return(2)                               (24.87)%      (1.87)%       21.76%          8.20%         10.02%

RATIOS AND SUPPLEMENTAL DATA
   Net assets, end of period (000s omitted)         $26,316      $52,966       $48,181        $44,286        $44,316
       Ratio of expenses to average
          net assets                                   1.78%        2.03%         2.15%          2.15%          2.15%
       Ratio of net investment loss to
          average net assets                          (0.31)%      (0.45)%       (0.44)%        (0.49)%        (0.59)%
       Decrease reflected in above
          operating expense ratios due
          to waivers/reimbursements                      --           --          0.04%          0.10%          0.18%
   Portfolio turnover rate                               48%          45%           82%            70%            74%

--------------------------------------------------------------------------------
(1) Per share information is calculated using the average shares outstanding method.
(2)  Total return does not consider the effects of sales charges.

                See Accompanying Notes to Financial Statements.

CREDIT SUISSE INTERNATIONAL FUND
FINANCIAL HIGHLIGHTS
(For a Class B Share of the Fund Outstanding Throughout Each Period)

                                                                        FOR THE YEAR ENDED OCTOBER 31,
                                                --------------------------------------------------------------------------
                                                      2001          2000         1999            1998           1997
                                                      ----          ----         ----            ----           ----
PER SHARE DATA
   Net asset value, beginning of period             $ 11.57       $13.63        $11.98         $11.24         $10.29
                                                    -------       ------        ------         ------         ------
INVESTMENT OPERATIONS
   Net investment loss(1)                             (0.11)       (0.16)        (0.15)         (0.15)         (0.15)
   Net gain (loss) on investments
     and foreign currency related items
     (both realized and unrealized)                   (2.68)       (0.12)         2.50           0.98           1.10
                                                    -------       ------        ------         ------         ------
       Total from investment operations               (2.79)       (0.28)         2.35           0.83           0.95
                                                    -------       ------        ------         ------         ------

LESS DISTRIBUTIONS
   Distributions from net realized gains              (0.77)       (1.78)        (0.70)         (0.09)            --
                                                    -------       ------        ------         ------         ------
NET ASSET VALUE, END OF PERIOD                      $  8.01       $11.57        $13.63         $11.98         $11.24
                                                    =======       ======        ======         ======         ======
       Total return(2)                               (25.61)%      (2.84)%       20.86%          7.43%          9.23%

RATIOS AND SUPPLEMENTAL DATA
   Net assets, end of period (000s omitted)         $ 2,836       $5,089        $5,527         $6,133         $6,821
       Ratio of expenses to average
          net assets                                   2.53%        2.78%         2.90%          2.90%          2.90%
       Ratio of net investment loss to
          average net assets                          (1.10)%      (1.22)%       (1.18)%        (1.24)%        (1.32)%
       Decrease reflected in above
          operating expense ratios due
          to waivers/reimbursements                      --           --          0.04%          0.10%          0.18%
   Portfolio turnover rate                               48%          45%           82%            70%            74%

--------------------------------------------------------------------------------
(1) Per share information is calculated using the average shares outstanding method.
(2) Total return does not consider the effects of contingent deferred sales charges.

                See Accompanying Notes to Financial Statements.

CREDIT SUISSE INTERNATIONAL FUND
FINANCIAL HIGHLIGHTS
(For a Class C Share of the Fund Outstanding Throughout Each Period)

                                                                FOR THE YEAR ENDED OCTOBER 31,
                                                          -----------------------------------------
                                                                  2001          2000(1)
                                                                  ----          -------
PER SHARE DATA
   Net asset value, beginning of period                          $11.59         $13.35
                                                                 ------         ------
INVESTMENT OPERATIONS
   Net investment income (loss)(2)                                (0.11)         (0.24)
   Net loss on investments
     and foreign currency related items
     (both realized and unrealized)                               (2.68)         (1.52)
                                                                 ------         ------
       Total from investment operations                           (2.79)         (1.76)
                                                                 ------         ------

LESS DISTRIBUTIONS
   Distributions from net realized gains                          (0.77)            --
                                                                 ------         ------
NET ASSET VALUE, END OF PERIOD                                   $ 8.03         $11.59
                                                                 ======         ======
       Total return(4)                                           (25.47)%       (13.18)%

RATIOS AND SUPPLEMENTAL DATA
   Net assets, end of period (000s omitted)                      $  171         $  141
       Ratio of expenses to average net assets                     2.53%          2.59%(3)
       Ratio of net investment loss to average net assets         (1.21)%        (1.81)%(3)
   Portfolio turnover rate                                           48%            45%

--------------------------------------------------------------------------------
(1)  For the period February 28, 2000 (inception date) through October 31, 2000.
(2) Per share information is calculated using the average shares outstanding method.
(3)  Annualized.
(4) Total return does not consider the effects of contingent deferred sales charges.

                See Accompanying Notes to Financial Statements.

CREDIT SUISSE FIXED INCOME FUND
FINANCIAL HIGHLIGHTS
(For a Class A, B & C Share of the Fund Outstanding Throughout Each Period)

                                                                       CLASS A        CLASS B         CLASS C
                                                                       -------        -------         -------
                                                                    FOR THE YEAR   FOR THE YEAR    FOR THE YEAR
                                                                        ENDED          ENDED           ENDED
                                                                     OCTOBER 31,    OCTOBER 31,     OCTOBER 31,
                                                                        2001(1)        2001(1)         2001(1)
                                                                        -------        -------         -------
PER SHARE DATA
   Net asset value, beginning of period                                $10.26         $10.26         $10.26
                                                                       ------         ------         ------

INVESTMENT OPERATIONS
   Net investment income                                                 0.15           0.13           0.12
   Net gain on investments
     and foreign currency related items
     (both realized and unrealized)                                      0.07           0.07           0.07
                                                                       ------         ------         ------
       Total from investment operations                                  0.22           0.20           0.19
                                                                       ------         ------         ------

LESS DIVIDENDS
   Dividends from net investment income                                 (0.15)         (0.13)         (0.12)
                                                                       ------         ------         ------
Net asset value, end of period                                         $10.33         $10.33         $10.33
                                                                       ======         ======         ======
       Total return(5)                                                   2.13%(2)       1.96%(2)       1.89%(2)

RATIOS AND SUPPLEMENTAL DATA
   Net assets, end of period (000s omitted)                            $  406         $1,044         $  296
     Ratio of expenses to average net assets(3)                          0.95%(4)       1.70%(4)       1.70%(4)
     Ratio of net investment income to average net assets                5.66%(4)       4.87%(4)       4.82%(4)
     Decrease reflected in above operating expense
       ratios due to waivers/reimbursements                              0.31%(4)       0.32%(4)       0.33%(4)
   Portfolio turnover rate                                                383%           383%           383%

--------------------------------------------------------------------------------
(1)  For the period July 31, 2001 (inception date) through October 31, 2001.
(2)  Non-annualized.
(3) Interest earned on uninvested cash balances is used to offset portions of the transfer agent expense. These arrangements would not have significantly effected the Class A, B & C shares' expense ratio for the period ended October 31, 2001.
(4)  Annualized.
(5) Total return does not consider the effects of sales charges or contingent deferred sales charges.

                See Accompanying Notes to Financial Statements.

CREDIT SUISSE HIGH INCOME FUND
FINANCIAL HIGHLIGHTS
(For a Class A Share of the Fund Outstanding Throughout Each Period)

                                                                                FOR THE YEAR ENDED OCTOBER 31,
                                                                        ------------------------------------------------
                                                                              2001           2000          1999(1)
                                                                              ----           ----          -------
PER SHARE DATA
   Net asset value, beginning of period                                     $ 8.73        $  9.66        $ 10.00
                                                                            ------        -------        -------
INVESTMENT OPERATIONS
   Net investment income                                                      0.86           0.88           0.56
   Net loss on investments
     and foreign currency related items
     (both realized and unrealized)                                          (0.75)         (0.86)         (0.34)
                                                                            ------        -------        -------
       Total from investment operations                                       0.11           0.02           0.22
                                                                            ------        -------        -------
LESS DIVIDENDS AND DISTRIBUTIONS
   Dividends from net investment income                                      (0.86)         (0.88)         (0.56)
   Distributions from net realized gains                                        --          (0.07)            --
                                                                            ------        -------        -------
       Total dividends and distributions                                     (0.86)         (0.95)         (0.56)
                                                                            ------        -------        -------
NET ASSET VALUE, END OF PERIOD                                              $ 7.98        $  8.73        $  9.66
                                                                            ======        =======        =======
       Total return(5)                                                        1.13%         (0.06)%         2.19%(2)

RATIOS AND SUPPLEMENTAL DATA
   Net assets, end of period (000s omitted)                                 $8,952        $10,709        $10,488
       Ratio of expenses to average net assets                                1.10%(3)       1.10%          1.10%(4)
       Ratio of net investment income to average
          net assets                                                         10.01%          9.35%          8.61%(4)
       Decrease reflected in above operating expense
          ratios due to waivers/reimbursements                                1.30%          1.58%          1.43%(4)
   Portfolio turnover rate                                                      41%            44%           188%

--------------------------------------------------------------------------------
(1)  For the period March 8, 1999 (inception date) through October 31, 1999.
(2)  Non-annualized.
(3) Interest earned on uninvested cash balances is used to offset portions of the transfer agent expense. These arrangements would not have significantly effected the Class A shares' expense ratio for the year ended October 31, 2001.
(4)  Annualized.
(5)  Total return does not consider the effects of sales charges.

                See Accompanying Notes to Financial Statements.

CREDIT SUISSE HIGH INCOME FUND
FINANCIAL HIGHLIGHTS
(For a Class B Share of the Fund Outstanding Throughout Each Period)

                                                                                   FOR THE YEAR ENDED OCTOBER 31,
                                                                             ----------------------------------------
                                                                                 2001           2000          1999(1)
                                                                                 ----           ----          -------
PER SHARE DATA
   Net asset value, beginning of period                                         $ 8.73         $ 9.66         $10.00
                                                                                ------         ------         ------
INVESTMENT OPERATIONS
   Net investment income                                                          0.80           0.81           0.50
   Net loss on investments
     and foreign currency related items
     (both realized and unrealized)                                              (0.77)         (0.86)         (0.34)
                                                                                ------         ------         ------
       Total from investment operations                                           0.03          (0.05)          0.16
                                                                                ------         ------         ------
LESS DIVIDENDS AND DISTRIBUTIONS
   Dividends from net investment income                                          (0.80)         (0.81)         (0.50)
   Distributions from net realized gains                                            --          (0.07)            --
                                                                                ------         ------         ------
       Total dividends and distributions                                         (0.80)         (0.88)         (0.50)
                                                                                ------         ------         ------
NET ASSET VALUE, END OF PERIOD                                                  $ 7.96         $ 8.73         $ 9.66
                                                                                ======         ======         ======
       Total return(5)                                                            0.14%         (0.81)%         1.60%(2)

RATIOS AND SUPPLEMENTAL DATA
   Net assets, end of period (000s omitted)                                     $1,667         $1,313         $1,447
       Ratio of expenses to average net assets                                    1.85%(3)       1.85%          1.85%(4)
       Ratio of net investment income to average
          net assets                                                              9.22%          8.60%          7.83%(4)
       Decrease reflected in above operating expense
          ratios due to waivers/reimbursements                                    1.35%          1.58%          1.43%(4)
   Portfolio turnover rate                                                          41%            44%           188%

--------------------------------------------------------------------------------
(1)  For the period March 8, 1999 (inception date) through October 31, 1999.
(2)  Non-annualized.
(3) Interest earned on uninvested cash balances is used to offset portions of the transfer agent expense. These arrangements would not have significantly effected the Class B shares' expense ratio for the year ended October 31, 2001.
(4)  Annualized.
(5) Total return does not consider the effects of contingent deferred sales charges.

                See Accompanying Notes to Financial Statements.

CREDIT SUISSE HIGH INCOME FUND
FINANCIAL HIGHLIGHTS
(For a Class C Share of the Fund Outstanding Throughout Each Period)

                                                                        FOR THE YEAR ENDED OCTOBER 31,
                                                                     -----------------------------------
                                                                          2001          2000(1)
                                                                          ----          -------
PER SHARE DATA
   Net asset value, beginning of period                                  $8.73          $9.57
                                                                         -----          -----
INVESTMENT OPERATIONS
   Net investment income                                                  0.80           0.53
   Net loss on investments
     and foreign currency related items
     (both realized and unrealized)                                      (0.77)         (0.84)
                                                                         -----          -----
       Total from investment operations                                   0.03          (0.31)
                                                                         -----          -----
LESS DIVIDENDS
   Dividends from net investment income                                  (0.80)         (0.53)
                                                                         -----          -----
NET ASSET VALUE, END OF PERIOD                                           $7.96          $8.73
                                                                         =====          =====
       Total return(5)                                                    0.14%         (3.31)%(2)

RATIOS AND SUPPLEMENTAL DATA
   Net assets, end of period (000s omitted)                              $ 623          $  78
       Ratio of expenses to average net assets                            1.85%(3)       1.85%(4)
       Ratio of net investment income to average
          net assets                                                      9.18%          7.57%(4)
       Decrease reflected in above operating expense
          ratios due to waivers/reimbursements                            1.75%          1.58%(4)
   Portfolio turnover rate                                                  41%            44%

--------------------------------------------------------------------------------
(1)  For the period February 28, 2000 (inception date) through October 31, 2000.
(2)  Non-annualized.
(3) Interest earned on uninvested cash balances is used to offset portions of the transfer agent expense. These arrangements would not have significantly effected the Class C shares' expense ratio for the year ended October 31, 2001.
(4)  Annualized.
(5) Total return does not consider the effects of contingent deferred sales charges.

                See Accompanying Notes to Financial Statements.

CREDIT SUISSE FUNDS
NOTES TO FINANCIAL STATEMENTS
October 31, 2001
--------------------------------------------------------------------------------
NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The Credit Suisse Blue Chip Fund ("Blue Chip"), Credit Suisse Large Cap Value Fund ("Large Cap Value"), Credit Suisse Small Cap Value Fund ("Small Cap Value"), each a series of the Credit Suisse Capital Funds, a Massachusetts business trust, Credit Suisse Global Post-Venture Capital Fund ("Global Post-Venture Capital"), a Maryland Corporation, Credit Suisse International Fund ("International"), and Credit Suisse High Income Fund ("High Income"), each a series of the Credit Suisse Opportunity Funds, a Delaware business trust, Credit Suisse Fixed Income Fund ("Fixed Income"), a Massachusetts business trust, and the Credit Suisse Technology Fund ("Technology"), a series of the Credit Suisse Select Funds, a Delaware Business Trust, (each a "Fund" and collectively, the "Funds"), are registered under the Investment Company Act of 1940, as ammended, as diversified, open-end management investment companies.

     Each Fund has changed their legal name during the most recent fiscal year. A comparison of each Fund's old name and new name, which is effective on December 12, 2001, is presented below:

          OLD NAME                           NEW NAME
          --------                           --------

     DLJ Focus Funds                     Credit Suisse Capital Funds
      DLJ Core Equity Fund                Credit Suisse Blue Chip Fund
      DLJ Growth and Income Fund          Credit Suisse Large Cap Value Fund
      DLJ Small Company Value Fund        Credit Suisse Small Cap Value Fund
     Warburg Pincus Global               Credit Suisse Global
     Post-Venture Capital Fund           Post-Venture Capital Fund
     DLJ Opportunity Funds               Credit Suisse Opportunity Funds
      DLJ International Equity Fund       Credit Suisse International Fund
      DLJ High Income Fund                Credit Suisse High Income Fund
     Warburg Pincus Fixed Income Fund    Credit Suisse Fixed Income Fund
     DLJ Select Funds                    Credit Suisse Select Funds
      DLJ Technology Fund                 Credit Suisse Technology Fund

     Investment objectives for each Fund are as follows: Blue Chip and Small Cap Value seek long-term capital appreciation; Large Cap Value seeks long-term capital appreciation and continuity of income; Technology seeks growth of capital; Global Post-Venture Capital and International seek long-term growth of capital; Fixed Income seeks to generate high current income consistent with reasonable risk and, secondarily, capital appreciation; and High Income seeks to provide a high level of current income and, secondarily, capital appreciation.

     On November 12, 2001, the Board of Trustees of Blue Chip approved, subject to shareholder approval, a proposal to change Blue Chip's investment objective to long-term capital appreciation ON AN AFTER-TAX BASIS (the "Proposal"). If the Proposal is approved by shareholders, the fund will adopt an explicit investment strategy of seeking to reduce, though not eliminate, taxable distributions to shareholders. Proxy materials describing the Proposal will be mailed to shareholders of the fund in anticipation of a special meeting of shareholders to be held at a later date.

     Also, effective on or about December 12, 2001, Large Cap Value implemented a policy of investing at least 65% of its assets in equity securities of U.S. companies with large market capitalizations, which is defined as companies with market capitalizations equal to or greater than the smallest company in the Russell 1000(R) Index.

     Each Fund offered Common Class, Class A, Class B, and Class C shares. In addition, Blue Chip, Technology, Large Cap Value, International and High Income offered Class D shares, while Fixed Income and Global Post-Venture Capital offered Advisor Class shares. Each class of shares in each Fund represents an equal pro rata interest in each Fund, except that they bear different expenses which reflect the difference in the range of services provided to them. Common Class shares of Blue Chip, Large Cap Value, Small Cap Value, Technology, Global Post-Venture Capital and Fixed Income bear expenses paid pursuant to a shareholder servicing and distribution plan at an annual rate of .25% of the average daily net asset value of each Fund's Common Class Shares. Advisor Class shares bear expenses paid pursuant to a distribution plan adopted by each Fund at an annual rate not to exceed .75% of the average daily net asset value of each Fund's Advisor Class shares. For the Advisor Class shares of Global Post-Venture Capital and Fixed Income, the fee is currently calculated at an annual rate of .50% of average daily net asset value of each Fund's Advisor Class shares. Class A shares of each Fund, except Fixed Income and High Income, are sold with a front-end sales charge of 5.75% and bear expenses paid pursuant to a plan of distributions at an annual rate of .25% of the average daily net asset value of each Fund's Class A shares with the exception of International. Class A shares of International are sold with a front-end sales charge of 5.75% and bear expenses paid pursuant to a plan of distributions at an annual rate of up to .25% of the average daily net asset value of the Fund's Class A shares. Class A shares of Fixed Income and High Income are sold with a front-end sales charge of 4.75% and bear expenses paid pursuant to a shareholder servicing and distribution plan at an annual rate of .25% of the average daily net asset value and an annual rate of up to .25% of the average daily net asset value of each Fund's Class A shares, respectively. Class B shares of each Fund are sold with a contingent deferred sales charge which declines from 4.00% to zero depending on the period of time the shares are held and bear expenses paid pursuant to a shareholder servicing and distribution plan at an annual rate of 1.00 of the average daily net asset value of each Fund's Class B shares with the exception of International and High Income. Class B shares of International and High Income are sold with a contingent deferred sales charge which declines from 4.00% to zero depending on the period of time the shares are held and bear expenses paid pursuant to a shareholder servicing and distribution plan at an annual rate of up to 1.00% of the average daily net asset value of each Fund's Class B shares. Class C shares of each Fund are sold with a contingent deferred sales charge of 1.00% if redeemed within the first year of purchase and bear expenses paid pursuant to a plan of distributions at an annual rate of 1.00% of the average daily net asset value of each Fund's Class C shares with the exception of International and High Income. Class C shares of International and High Income are sold with a contingent deferred sales charge of 1.00% if redeemed within the first year of purchase and bear expenses paid pursuant to a plan of distributions at an annual rate of up to 1.00% of the average daily net asset value of each Fund's Class C shares. Class D shares are sold exclusively to employees of Credit Suisse First Boston and its subsidiaries who are eligible to participate in the Credit Suisse First Boston Employee's Savings and Profit Sharing Plan and are not subject to shareholder servicing or distribution fees. Results for the Common Class, Advisor Class, and Class D shares are contained in a separate book.

     Effective December 12, 2001, the classes offered by the following Funds changed as follows: Blue Chip, Large Cap Value, International and High Income Common Class shares closed to new investments, except for reinvestments of dividends. Blue Chip, Large Cap Value, International and High Income Common Class shareholders as of the close of business on December 12, 2001 may continue to hold Common Class shares but will be unable to add to their accounts. Although no further shares can be purchased, shareholders can redeem their Common Class shares through any available method. Small Cap Value closed its Common Class shares to new investors, other than (1) investors in employee retirement, stock, bonus, pension or profit sharing plans, (2) investment advisory clients of Credit Suisse Asset Management, LLC ("CSAM"), (3) certain registered investment advisers ("RIAs'") and (4) certain broker dealers and RIAs with clients participating in comprehensive fee programs. Any Small Cap Value Common Class shareholder as of the close of business on December 12, 2001 can continue to buy Common Class shares of the fund and open new accounts under the same social security number. Small Cap Value also closed Class D shares to new investments. Technology closed the Common Class shares to new investors and the Class D shares to new investments.

International and High Income closed the Class D shares to new investors. Fixed Income closed the Common Class shares to new investors.

     Effective as of the close of business on April 6, 2001, Fixed Income acquired all of the net assets of the Credit Suisse Warburg Pincus Fixed Income II Fund ("Fixed Income II") in a tax-free exchange of shares. The shares exchanged were 9,206,012 shares (value at $93,738,572) of the Common Class of Fixed Income for 9,152,071 shares of Class D of Fixed Income II, 3,550,971 shares (valued at $36,153,007) of the Advisor Class of Fixed Income for 3,530,165 shares of Class A of Fixed Income II, 323,384 shares (valued at $3,292,431) of the Advisor class of Fixed Income for 321,849 shares of Class B Fixed Income II, and 14,919 shares (valued at $151,823) of the Advisor Class of Fixed Income for 14,817 shares of Class D of Fixed Income II. The Fixed Income II net assets of $133,335,834 at that date, which included $2,388,035 of unrealized appreciation, were combined with those of Fixed Income. The aggregate net assets of Fixed Income II and Fixed Income immediately before the acquisition were $133,335,834 and $339,752,048, respectively and the combined net assets of Fixed Income were $473,087,882.

     Effective as of the close of business on June 8, 2001, Small Cap Value acquired all of the net assets of the Credit Suisse Warburg Pincus Small Company Value II Fund ("Small Company Value II") in a tax-free exchange of shares. The shares exchanged were 2,616,209 shares (valued at $33,389,925) of the Common Class shares of Small Company Value II for 1,463,517 Common Class shares of Small Cap Value and 4,333 shares (valued at $54,763) of Advisor Class shares of Small Company Value II for 2,401 Common Class shares of Small Cap Value. Small Company Value II net assets of $33,444,688 at that date, which included $6,405,554 of unrealized appreciation, were combined with those of Small Cap Value. The aggregate net assets of Small Company Value II and Small Cap Value immediately before the acquisition were $33,444,688 and $239,666,573, respectively and the combined net assets of Small Cap Value after the acquisition were $273,111,261.

     A) SECURITY VALUATION -- The net asset value of each Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. Each Fund's investments are valued at market value, which is generally determined using the last reported sales price. If no sales are reported, investments are generally valued at the last reported bid price, and if there is no bid price available, at the most recent ask price. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service which may use a matrix, formula or other objective method that takes into consideration market indices, matrices, yield curves and other specific adjustments. If market quotations are not readily available, securities and other assets are valued by another method that the Board of Directors believes accurately reflects fair value. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless the Board determines that using this method would not reflect an investment's value.

     Global Post-Venture Capital initially values its investments in private-equity portfolios at cost. After that, the Fund values these investments according to reports from the private-equity portfolios that Abbott Capital Management, LLC ("Abbott"), the Fund's sub-investment adviser, generally receives on a quarterly basis. The Fund's net asset value typically will not reflect interim changes in the values of its private-equity portfolio investments.

     B) FOREIGN CURRENCY TRANSACTIONS -- The books and records of the Funds are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rate at the end of the period. Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the results of operations for the current period. The Funds do not isolate that portion of realized gains and losses on investments in equity securities which are due to changes in the foreign exchange rate from that which are due to changes in market prices of equity securities. The Funds isolate that portion of realized gains and losses on investments in debt securities which are due to changes in the foreign exchange rate from that which are due to changes in market prices of debt securities.

     C) SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Income, expenses (excluding class-specific expenses, principally distribution and shareholder servicing fees) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of outstanding shares. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

     In November 2000, a revised AICPA Audit and Accounting Guide, Audits of Investment Companies, was issued, and is effective for fiscal years beginning after December 15, 2000. The revised guide will require the Funds to classify gains and losses on mortgage- and asset-backed securities presently included in realized gain and losses, as part of interest income. Adopting this accounting principle will not affect the Fund's net asset value, but will change the classification of certain amounts between interest income and realized gain/loss on the Statement of Operations. The Funds expect that the impact of the adoption of this principle will not be material to the financial statements.

     D) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income, if any, are declared and paid at least annually for all Funds except Large Cap Value, Fixed Income and High Income. Dividends from net investment income are declared and paid quarterly by Large Cap Value. Dividends from net investment income are declared daily and paid monthly by Fixed Income and High Income. Distributions of net realized capital gains, if any, are declared and paid at least annually for all Funds. However, to the extent that a net realized capital gain can be reduced by a capital loss carryover, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America ("GAAP").

     At October 31, 2001, capital contributions, accumulated undistributed net investment income (loss) and accumulated net realized gain (loss) from investments and foreign currency transactions have been adjusted for current period permanent book/tax treatment of net operating losses, return of capital contributions, and partnership investments. Large Cap Value reclassified $1,055,071 from accumulated undistributed net investment income (loss) to accumulated net realized gain (loss) from investments and foreign currency transactions. Blue Chip, Technology, Global Post-Venture Capital and International reclassified $(219,659), $(248,836), $(1,525,093) and $(242,381),
respectively, from accumulated undistributed net investment income (loss) to capital contributions. Global Post-Venture Capital and International reclassified $77,847 and $(75,274), respectively, from accumulated net realized gain (loss) on investments and foreign currency transactions to accumulated undistributed net investment income (loss). Blue Chip and International reclassified $(87,994) and $(24,793), respectively, from accumulated net realized gain (loss) from investments and foreign currency transactions to capital contributions. Fixed Income reclassified $(1,246,617) from capital contributions to accumulated net realized gain (loss) from investments and foreign currency transactions.

     E) FEDERAL INCOME TAXES -- No provision is made for federal taxes as it is each Fund's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended (the "Code"), and make the requisite distributions to its shareholders which will be sufficient to relieve it from federal income and excise taxes.

     F) USE OF ESTIMATES -- The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

     G) SHORT-TERM INVESTMENTS -- The Funds, together with other funds advised by Credit Suisse Asset Management, LLC ("CSAM"), an indirect, wholly-owned subsidiary of Credit Suisse Group, pool available cash into a short-term time deposit issued by State Street Bank & Trust, the Funds' custodian. The short-term time deposit is a variable rate account classified as a short-term investment. These deposits are not collateralized.

     H) FORWARD FOREIGN CURRENCY CONTRACTS -- International and Global Post-Venture Capital may enter into forward foreign currency contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Each Fund will enter into forward foreign currency contracts primarily for hedging purposes. Forward foreign currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date or an offsetting position is entered into. At October 31, 2001 the Funds had no open forward foreign currency contracts.

     I) OTHER -- The Funds may invest in securities of foreign countries and governments which involve certain risks in addition to those inherent in domestic investments. Such risks generally include, among others, currency risks (fluctuations in currency exchange rates), information risk (key information may be inaccurate or unavailable) and political risk (expropriation, nationalization or the imposition of capital or currency controls or punitive taxes). Other risks of investing in foreign securities include liquidity and valuation risks.

     Each Fund's investments in securities of issuers located in less develped countries considered to be "emerging markets" involve risks in addition to those generally applicable to foreign securities. Focusing on emerging (less developed) markets involves higher levels of risk, including increased currency, information, liquidity, market, political, and valuation risks. Deficiencies in regulatory oversight, market infrastructure, shareholder protections and company laws could expose the Funds to operational and other risks as well. Some countries may have restrictions that could limit the Funds' access to attractive opportunities. Additionally, emerging markets often face serious economic problems (such as high external debt, inflation and unemployment) that could subject the Funds to increased volatility or substantial declines in value.

     The Technology Fund invests a high percentage of its assets in the technology sector of the market. As a result, the financial, economic, business and political developments in the technology sector of the market, positive or negative, have a greater impact on the fund's net asset value and will cause its shares to fluctuate more than if the fund did not concentrate its investments in that sector. In addition, this fund is sector concentrated and, under normal market conditions, it will invest 65% or more of its net assets in a related industry within the technology sector of the market.

     Fixed Income may invest in fixed income securities rated below investment grade. While the market values of these securities tend to react less to fluctuations in interest rate levels than do those of investment trade securities, the market values of certain of these securities also tend to be more sensitive to individual corporate developments and changes in economic conditions than investment grade securities. In addition, these securities generally present a higher degree of credit risk. Issuers of such securities are often highly leveraged and may not have more traditional methods of financing available to them so that their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired.

     Small Cap Value, Technology, and Fixed Income may invest up to 10%, 10%, and 15%, respectively, of its total assets in non-publicly traded securities. Non-publicly traded securities may be less liquid than publicly traded securities, and they may be difficult or impossible to sell at the time and the price the Fund would like. In addition, the lack of an active market may make it difficult to obtain an accurate price for a Fund security.

     The Funds may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Funds accrue such taxes when the related income or capital gains are earned.

NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

     Donaldson, Lufkin & Jenrette ("DLJ") was acquired by Credit Suisse Group ("Credit Suisse") on November 3, 2000 (the "Acquisition"). Prior to the Acquisition, DLJ Asset Management Group ("DLJAM"), a wholly-owned subsidiary of Donaldson, Lufkin & Jenrette Securities Corporation , a wholly-owned subsidiary of DLJ, served as adviser to Blue Chip, Large Cap Value, Small Cap Value, Technology, International and High Income. Credit Suisse combined the investment advisory business of DLJAM with its existing U.S. asset management business. Accordingly, CSAM currently serves as each Fund's investment adviser. For its investment advisory services, CSAM is entitled to receive the following fees based on each Fund's average daily net assets:

     FUND                                    ANNUAL RATE
     ----                                    -----------
     Blue Chip                        .75% of average daily net assets
                                        less than or equal to $100 million
                                      .50% of average daily net assets
                                        greater than $100 million
     Large Cap Value                  .75% of average daily net assets
                                        less than or equal to $75 million
                                      .50% of average daily net asset
                                        greater than $75 million
     Small Cap Value                  .875% of first $100 million
                                      .75% of the next $100 million
                                      .625% of assets over $200 million
     Technology                       .875% of first $100 million
                                      .75% of next $100 million
                                      .625% of assets over $200 million
     Global Post-Venture Capital      1.25% of average daily net assets
     International                    1.00% of average daily net assets
     Fixed Income                     .50% of average daily net assets
     High Income                      .70% of average daily net assets
                                        less than or equal to $100 million
                                      .50% of average daily net assets
                                        greater than $100 million

     For the year ended October 31, 2001, investment advisory fees, waivers and expense reimbursements were as follows:

                                 GROSS                          NET           EXPENSE
FUND                          ADVISORY FEE     WAIVER        ADVISORY FEE  REIMBURSMENTS
----                          ------------     ------        ------------  -------------

Blue Chip                     $1,270,756     $ (235,650)     $1,035,106    $        --
Large Cap Value                1,400,402       (254,834)      1,145,568             --
Small Cap Value                1,839,222        (54,966)      1,784,256             --
Technology                       186,769       (186,769)             --        (76,303)
Global Post-Venture Capital    1,870,272       (731,482)      1,138,790             --
International                    466,287             --         466,287             --
Fixed Income                   1,924,476       (504,459)      1,420,017             --
High Income                       93,232        (93,232)             --        (76,972)

     Abbott Capital Management, LLC ("Abbott") serves as sub-investment adviser for Global Post-Venture Capital's assets invested in U.S. or foreign private limited partnerships or other investment funds ("Private Fund Investments"). Pursuant to the sub-advisory agreement between Abbott and CSAM, Abbott is entitled to a quarterly fee from CSAM at the annual rate of 1.00% of the value of the Fund's Private Fund Investments as of the end of each calendar quarter. No compensation is paid by Global Post-Venture Capital to Abbott for its sub-investment advisory services.

     Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of CSAM, and PFPC, Inc. ("PFPC"), an indirect, wholly-owned subsidiary of PNC Financial Services Group, serve as each Fund's co-administrators. Prior to February 1, 2001, DLJAM and then CSAM provided administration services to International without charge. For its administrative services, CSAMSI currently receives a fee calculated at an annual rate of .10% of each Fund's average daily net assets.

     For the year ended October 31, 2001, administrative services fees earned by CSAMSI were as follows:

     FUND                                  CO-ADMINISTRATION FEE
     ----                                  ---------------------
     Blue Chip                               $  146,763
     Large Cap Value                            179,009
     Small Cap Value                            181,191
     Technology                                  13,397
     Global Post-Venture Capital                149,622
     International                               32,136
     Fixed Income                               406,784
     High Income                                  9,997

     For its administrative services through February 4, 2001, PFPC was entitled to receive a fee, exclusive of out-of-pocket expenses, based on the following fee structure:

     For Blue Chip, Large Cap Value, Small Cap Value, and Technology:

     AVERAGE DAILY NET ASSETS                ANNUAL RATE
     ------------------------                -----------
     First $500 million                 .10% of average daily net assets
     Next $1 billion                    .08% of average daily net assets
     Over $1.5 billion                  .06% of average daily net assets

     For Global Post-Venture Capital and International:

     AVERAGE DAILY NET ASSETS                ANNUAL RATE
     ------------------------                -----------
     First $500 million                 .11% of average daily net assets
     Next $1 billion                    .09% of average daily net assets
     Over $1.5 billion                  .07% of average daily net assets

     For Fixed Income and High Income:

     AVERAGE DAILY NET ASSETS                ANNUAL RATE
     ------------------------                -----------
     First $500 million                 .07% of average daily net assets
     Next $1 billion                    .06% of average daily net assets
     Over $1.5 billion                  .05% of average daily net assets

     Effective February 5, 2001, for its administrative services, PFPC was entitled to receive a fee, exclusive of out-of-pocket expenses, based on the following fee structure:

     For Blue Chip, Large Cap Value, Small Cap Value and Technology:

     AVERAGE DAILY NET ASSETS                ANNUAL RATE
     ------------------------                -----------
     First $500 million                 .075% of average daily net assets
     Next $1 billion                    .065% of average daily net assets
     Over $1.5 billion                  .055% of average daily net assets

     For Global Post-Venture Capital and International:

     AVERAGE DAILY NET ASSETS                ANNUAL RATE
     ------------------------                -----------
     First $500 million                 .08% of average daily net assets
     Next $1 billion                    .07% of average daily net assets
     Over $1.5 billion                  .06% of average daily net assets

     For Fixed Income and High Income:

     AVERAGE DAILY NET ASSETS                ANNUAL RATE
     ------------------------                -----------
     First $150 million                 .07% of average daily net assets
     Next $150 million                  .06% of average daily net assets
     Over $300 million                  .05% of average daily net assets

     For the year ended October 31, 2001, administrative service fees earned and voluntarily waived by PFPC (including out of pocket expenses) were as follows:

                                                                                     NET
FUND                               CO-ADMINISTRATION FEE      WAIVER        CO-ADMINISTRATION FEE
----                               ---------------------      ------        ---------------------
Blue Chip                          $       138,993            $     --      $       138,993
Large Cap Value                            158,670                  --              158,670
Small Cap Value                            156,445                  --              156,445
Technology Fund                             24,070              (7,345)              16,725
Global Post-Venture Capital                141,740                  --              141,740
International                               21,080                  --               21,080
Fixed Income                               262,101                  --              262,101
High Income                                 21,786              (5,397)              16,389

     In addition to serving as each Fund's co-administrator, CSAMSI currently serves as distributor of each Fund's shares. Pursuant to a distribution plan adopted by each Fund pursuant to Rule 12b-1 under the 1940 Act, CSAMSI receives a fee for its distribution services. This fee is calculated at an annual rate of
 .25% of the average daily net assets of the Common Class and Class A shares of Blue Chip, Large Cap Value, Small Cap Value, Technology, and Global Post-Venture Capital and the Advisor Class and Class A shares of Fixed Income. For the Class B and Class C shares of Blue Chip, Large Cap Value, Small Cap Value, Technology, Global Post-Venture Capital and Fixed Income the fee is calculated at an annual rate of 1.00% of average daily net assets. For the Advisor Class shares of Global Post-Venture Capital and Fixed Income, the fee is calculated at an annual rate of .50% of average daily net assets. For the Common Class and Class A shares of International and High Income the fee is calculated at an annual rate of up to .25% of the daily net assets. For the Class B and Class C shares of International and High Income the fee is calculated at an annual rate of up to 1.00% of average daily net assets. CSAMSI may use this fee to compensate service organizations for shareholder servicing and distribution services. Prior to November 3, 2000, Donaldson, Lufkin & Jenrette Securities Corp. ("DLJSC") served as distributor of shares of Blue Chip, Large Cap Value and High Income. Prior to December 18, 2000, DLJSC served as the distributor of the shares of Small Cap Value, Technology and International.

     For the year ended October 31, 2001, shareholder servicing and distribution fees paid to CSAMSI were as follows:

                                        SHAREHOLDER SERVICING/
     FUND                                 DISTRIBUTION FEE
     ----                                 ----------------
     Blue Chip
          Common Class shares             $    3,415
          Class A shares                     329,805
          Class B shares                     434,856
          Class C shares                      45,111
                                          ----------
                                          $  813,187
                                          ==========
     Large Cap Value
          Common Class shares             $    4,736
          Class A shares                     385,232
          Class B shares                     384,188
          Class C shares                      12,110
                                          ----------
                                          $  786,266
                                          ==========
     Small Cap Value
          Common Class shares             $   32,232
          Class A shares                     506,339
          Class B shares                     181,425
          Class C shares                       7,216
                                          ----------
                                          $  727,212
                                          ==========
     Technology
          Common Class shares             $   34,486
          Class A shares                       6,126
          Class B shares                       8,693
          Class C shares                       3,879
                                          ----------
                                          $   53,184
                                          ==========
     Global Post-Venture Capital
          Common Class shares             $  359,329
          Advisor Class shares                29,447
          Class A shares                           1
          Class B shares                           2
          Class C shares                           5
                                          ----------
                                          $  388,784
                                          ==========

                                        SHAREHOLDER SERVICING/
     FUND                                 DISTRIBUTION FEE
     ----                                 ----------------
     International
          Common Class shares             $      394
          Class A shares                      96,048
          Class B shares                      38,587
          Class C shares                       1,776
                                          ----------
                                          $  136,805
                                          ==========
     Fixed Income
          Advisor Class shares            $   67,152
          Class A shares                          73
          Class B shares                       1,215
          Class C shares                         450
                                          ----------
                                          $   68,890
                                          ==========
     High Income
          Common Class                    $      995
          Class A                             24,074
          Class B                             13,964
          Class C                              2,436
                                          ----------
                                          $   41,469
                                          ==========

     For the year ended October 31, 2001 CSAMSI and its affiliates advised the Funds that it retained the following amounts from commissions earned on the sale of the Fund's shares:

     FUND                                        AMOUNT
     ----                                        ------
     Blue Chip                               $  355,670
     Large Cap Value                             97,887
     Small Cap Value                             85,737
     Technology                                  49,682
     Global Post-Venture Capital                      8
     International                                7,376
     Fixed Income                                 1,366
     High Income                                  4,268

     Boston Financial Data Services, Inc. ("BFDS") serves as each Fund's transfer and dividend disbursement agent. The Funds have an arrangement with BFDS whereby interest earned on uninvested cash balances is used to offset a portion of the transfer agent expense. For the year ended October 31, 2001, following Funds received credits or reimbursements under this arrangement as follows:

     FUND                                        AMOUNT
     ----                                        ------
     Blue Chip                               $        1
     Large Cap Value                                  1
     Small Cap Value                                  7
     Technology                                      14
     Global Post-Venture Capital                  7,429
     International                                   --
     Fixed Income                                12,703
     High Income                                     --

     Certain brokers, dealers and financial representatives provide transfer agent related services to the Funds, and receive compensation from CSAM. CSAM is then reimbursed by the Funds. For the year ended October 31, 2001, the Funds reimbursed CSAM, which is included in the Funds' transfer agent expense, as follows:

     FUND                                        AMOUNT
     ----                                        ------
     Blue Chip                               $    9,367
     Large Cap Value                                747
     Small Cap Value                             23,299
     Technology                                   4,233
     Global Post-Venture Capital                167,839
     International                                3,960
     Fixed Income                               188,667
     High Income                                    140

     Merrill Corporation ("Merrill"), an affiliate of CSAM, has been engaged by the Funds to provide certain financial printing services. For the year ended October 31, 2001, Merrill was paid by the Funds for its services as follows:

     FUND                                        AMOUNT
     ----                                        ------
     Blue Chip                               $   46,908
     Large Cap Value                             43,181
     Small Cap Value                             49,281
     Technology                                   4,992
     Global Post-Venture Capital                 26,084
     International                               24,889
     Fixed Income                                59,922
     High Income                                  5,034

NOTE 3. LINE OF CREDIT

     Through June 19, 2001, Global Post-Venture Capital and Fixed Income, together with other funds advised by CSAM (collectively, the "Participating Funds"), participated in a $350 million committed, unsecured line of credit facility ("Prior Credit Facility") with Deutsche Bank, A.G. as administrative agent, State Street Bank and Trust Company as operations agent, Bank of Nova Scotia as syndication agent and certain other lenders, for temporary or emergency purposes primarily relating to unanticipated Participating Funds' share redemptions. Under the terms of the Prior Credit Facility, the Participating Fund paid an aggregate commitment fee at a rate of .075% per annum on the entire amount of the Prior Credit Facility, which was allocated among the Participating Funds in such manner as was determined by the governing Boards of the various Participating Funds. In addition, the Participating Funds paid interest on borrowings at the Federal funds rate plus .50%.

     Effective June 20, 2001, the Participating Funds, together with other funds advised by CSAM (collectively with the Participating Funds, the "New Participating Funds") established a new $200 million committed, unsecured, line of credit facility ("New Credit Facility") with Deutsche Bank, A.G. as administrative agent, State Street Bank and Trust Company as operations agent, BNP Paribas as syndication agent and certain other lenders, for the same purposes as the Prior Credit Facility. Under the terms of the New Credit Facility, the New Participating Funds pay an aggregate commitment fee at a rate of .10% per annum on the average unused amount of the New Credit Facility, which is allocated among the New Participating Funds in such manner as is determined by the governing Boards of the New Participating Funds. The interest rate paid under the New Credit Facility is unchanged from the rate paid under the Prior Credit Facility. At October 31, 2001, there were no loans outstanding for any of the Funds under either the New Credit Facility or the Prior Credit Facility.

     During the year ended October 31, 2001, the following Funds had borrowings under the Prior Credit Facility:

                                    AVERAGE DAILY          AVERAGE           MAXIMUM DAILY
FUND                                LOAN BALANCE         INTEREST RATE      LOAN OUTSTANDING
----                                ------------         -------------      ----------------
Technology                         $         1,014                4.52%     $       191,000
Global Post-Venture Capital                 25,690                5.60            2,558,000

NOTE 4. PURCHASES AND SALES OF SECURITIES

     For the year ended October 31, 2001, purchases and sales of investment securities (excluding short-term investments) were as follows:

                                                                             U.S. GOVERNMENT AND
                                       INVESTMENT SECURITIES                 AGENCY OBLIGATIONS
                                       ---------------------                 ------------------
FUND                                PURCHASES           SALES            PURCHASES          SALES
----                                ---------           -----            ---------          -----
Blue Chip                        $    33,955,033   $    34,820,713     $          --     $          --
Large Cap Value                       89,529,319       100,486,323                --                --
Small Cap Value                       80,117,096        87,344,204                --                --
Technology                            80,672,320        80,618,388                --                --
Global Post-Venture Capital          195,755,281       199,386,335                --                --
International                         10,292,854        25,028,586                --                --
Fixed Income                         251,295,955       286,538,682     1,200,977,887     1,257,239,188
High Income                            7,068,769         5,153,706                --                --

     At October 31, 2001, the net unrealized appreciation from investments for those securities having an excess of value over cost and net unrealized depreciation from investments for those securities having an excess of cost over value (based on cost for federal income tax purposes) was as follows:

                                                                      NET UNREALIZED
                                    UNREALIZED        UNREALIZED       APPRECIATION
FUND                               APPRECIATION      DEPRECIATION     (DEPRECIATION)
----                               ------------      ------------     --------------
Blue Chip                        $    35,265,461   $   (20,186,187)   $    15,079,274
Large Cap Value                       43,402,751        (7,536,190)        35,866,561
Small Cap Value                       55,834,084        (5,079,829)        50,754,255
Technology                                64,203       (14,906,118)       (14,841,915)
Global Post-Venture Capital            9,383,185       (18,124,699)        (8,741,514)
International                          3,197,978        (7,932,662)        (4,734,684)
Fixed Income                          13,183,202       (10,283,668)         2,899,534
High Income                              362,562        (1,794,138)        (1,431,576)

NOTE 5. CAPITAL SHARE TRANSACTIONS

     Each Fund, except Global Post-Venture Capital, is authorized to issue an unlimited number of full and fractional shares of capital stock, $.001 par value per share. Global Post-Venture Capital is authorized to issue six billion full and fractional shares of common stock, $.001 par value per share, of which one billion are classified as Common shares, and two billion are classified as Advisor shares, one billion designated as Class A shares, one billion are designated as Class B shares, and one billion are classified as Class C shares. Transactions in classes of each Fund were as follows:

                                                                BLUE CHIP FUND
                                         ------------------------------------------------------------
                                                                 COMMON CLASS
                                         ------------------------------------------------------------
                                              FOR THE                              FOR THE
                                             YEAR ENDED                           YEAR ENDED
                                           OCTOBER 31, 2001                    OCTOBER 31, 2000
                                         -----------------------             ------------------------
                                         SHARES         VALUE                SHARES        VALUE
                                        --------    -------------           --------   --------------
Shares sold                              101,032    $  1,850,217             45,018    $   1,025,450
Shares issued in reinvestment
  of distributions                            --              --                 --               --
Shares redeemed                          (53,369)       (945,022)              (586)         (12,764)
                                        --------    ------------            -------    -------------
Net increase                              47,663    $    905,195             44,432    $   1,012,686
                                        ========    ============            =======    =============

                                                                BLUE CHIP FUND
                                         ------------------------------------------------------------
                                                                    CLASS A
                                         ------------------------------------------------------------
                                              FOR THE                              FOR THE
                                             YEAR ENDED                           YEAR ENDED
                                           OCTOBER 31, 2001                    OCTOBER 31, 2000
                                         -----------------------             ------------------------
                                         SHARES         VALUE                SHARES        VALUE
                                        --------    -------------            --------    --------------
Shares sold                            1,330,395    $  25,120,402           1,110,169    $  24,346,169
Shares issued in reinvestment
  of distributions                       294,847        5,926,737             444,968        9,019,526
Shares redeemed                       (1,933,690)     (35,349,708)           (838,237)     (18,427,363)
                                        --------    -------------            --------    -------------
Net increase (decrease)                 (308,448)   $  (4,302,561)           (716,900)   $  14,938,332
                                        ========    =============            ========    =============

                                                                BLUE CHIP FUND
                                         ------------------------------------------------------------
                                                                    CLASS B
                                         ------------------------------------------------------------
                                              FOR THE                              FOR THE
                                             YEAR ENDED                           YEAR ENDED
                                           OCTOBER 31, 2001                    OCTOBER 31, 2000
                                         -----------------------             ------------------------
                                         SHARES         VALUE                SHARES        VALUE
                                        --------    -------------           --------    -------------
Shares sold                              424,643    $  7,657,841            835,369    $  17,925,689
Shares issued in reinvestment
  of distributions                       107,733       2,090,013            126,449        2,494,838
Shares redeemed                         (409,177)     (6,955,498)          (236,791)      (5,072,241)
                                        --------    ------------            -------    -------------
Net increase (decrease)                 (123,199)   $  2,792,356            725,027    $  15,348,286
                                        ========    ============            =======    =============

                                                                BLUE CHIP FUND
                                         ------------------------------------------------------------
                                                                    CLASS C
                                         ------------------------------------------------------------
                                              FOR THE                              FOR THE
                                             YEAR ENDED                           YEAR ENDED
                                           OCTOBER 31, 2001                    OCTOBER 31, 2000
                                         -----------------------             ------------------------
                                         SHARES         VALUE                SHARES        VALUE
                                        --------    -------------           --------    -------------
Shares sold                              149,314    $   2,610,482            203,183    $   4,500,995
Shares issued in reinvestment
  of distributions                         9,218          178,839                 --               --
Shares redeemed                          (70,397)      (1,156,811)              (703)         (15,544)
                                         --------   -------------            -------    -------------
Net increase                              88,135    $   1,632,520            202,480    $   4,485,451
                                         ========   =============            =======    =============

                                                                BLUE CHIP FUND
                                         ------------------------------------------------------------
                                                                    CLASS D
                                         ------------------------------------------------------------
                                              FOR THE                              FOR THE
                                             YEAR ENDED                           YEAR ENDED
                                           OCTOBER 31, 2001                    OCTOBER 31, 2000
                                         -----------------------             ------------------------
                                         SHARES         VALUE                SHARES        VALUE
                                        --------    -------------           --------    -------------
Shares sold                              529,136    $  10,623,453          1,002,764    $  21,958,459
Shares issued in reinvestment
  of distributions                        48,574          979,745             23,461          475,552
Shares redeemed                         (292,116)      (5,520,300)          (234,930)      (5,341,036)
                                        --------   --------------            -------    -------------
Net increase                             285,594    $   6,082,898            791,295    $  17,092,975
                                        ========   ==============            =======    =============

                                                             LARGE CAP VALUE FUND
                                         ------------------------------------------------------------
                                                                 COMMON CLASS
                                         ------------------------------------------------------------
                                              FOR THE                              FOR THE
                                             YEAR ENDED                           YEAR ENDED
                                           OCTOBER 31, 2001                    OCTOBER 31, 2000
                                         -----------------------             ------------------------
                                         SHARES         VALUE                SHARES        VALUE
                                        --------    -------------           --------   --------------
Shares sold                              247,678    $  5,610,931              5,481    $    129,310
Shares issued in reinvestment
  of dividends and distributions             852          18,040                 --              --
Shares redeemed                          (80,982)     (1,820,615)            (1,587)        (37,224)
                                        --------    -------------           --------   --------------
Net increase                             167,548    $  3,808,356              3,894    $     92,086
                                        ========    =============           ========   ==============

                                                             LARGE CAP VALUE FUND
                                         ------------------------------------------------------------
                                                                    CLASS A
                                         ------------------------------------------------------------
                                              FOR THE                              FOR THE
                                             YEAR ENDED                           YEAR ENDED
                                           OCTOBER 31, 2001                    OCTOBER 31, 2000
                                         -----------------------             ------------------------
                                         SHARES         VALUE                SHARES        VALUE
                                        --------    -------------           --------   --------------
Shares sold                              497,633    $  10,992,519            586,384    $  13,390,153
Shares issued in reinvestment
  of dividends and distributions         587,498       12,903,682            213,248        4,986,997
Shares redeemed                       (1,003,451)     (21,875,515)        (1,601,084)     (36,923,636)
                                        --------    -------------           --------   --------------
Net increase (decrease)                   81,680    $   2,020,686           (801,452)   $ (18,546,486)
                                        ========    =============           ========   ==============

                                                             LARGE CAP VALUE FUND
                                         ------------------------------------------------------------
                                                                    CLASS B
                                         ------------------------------------------------------------
                                              FOR THE                              FOR THE
                                             YEAR ENDED                           YEAR ENDED
                                           OCTOBER 31, 2001                    OCTOBER 31, 2000
                                         -----------------------             ------------------------
                                         SHARES         VALUE                SHARES        VALUE
                                        --------    -------------           --------   --------------
Shares sold                              136,380    $  2,979,246            309,030    $  5,937,239
Shares issued in reinvestment
  of dividends and distributions         157,054       3,422,233             50,221       1,168,147
Shares redeemed                         (306,403)     (6,625,998)          (434,467)     (8,818,730)
                                        --------    -------------           --------   --------------
Net decrease                             (12,969)   $   (224,519)           (75,216)   $ (1,713,344)
                                        ========    =============           ========   ==============

                                                             LARGE CAP VALUE FUND
                                         ------------------------------------------------------------
                                                                    CLASS C
                                         ------------------------------------------------------------
                                              FOR THE                              FOR THE
                                             YEAR ENDED                           YEAR ENDED
                                           OCTOBER 31, 2001                    OCTOBER 31, 2000
                                         -----------------------             ------------------------
                                         SHARES         VALUE                SHARES        VALUE
                                        --------    -------------           --------   --------------
Shares sold                               81,416    $  1,797,567             20,313   $    471,254
Shares issued in reinvestment
  of dividends and distributions           2,401          52,155                 18            436
Shares redeemed                           (6,944)       (152,097)                --             --
                                        --------    -------------           --------   --------------
Net increase                              76,873    $  1,697,625             20,331   $    471,690
                                        ========    =============           ========   ==============

                                                             LARGE CAP VALUE FUND
                                         ------------------------------------------------------------
                                                                    CLASS D
                                         ------------------------------------------------------------
                                              FOR THE                              FOR THE
                                             YEAR ENDED                           YEAR ENDED
                                           OCTOBER 31, 2001                    OCTOBER 31, 2000
                                         -----------------------             ------------------------
                                         SHARES         VALUE                SHARES        VALUE
                                        --------    -------------           --------   --------------
Shares sold                              263,799    $  5,878,192            190,523    $  4,416,217
Shares issued in reinvestment
  of dividends and distributions         203,506       4,472,360             73,095       1,710,627
Shares redeemed                         (276,713)     (6,245,645)          (417,169)     (9,723,691)
                                        --------    -------------           --------   --------------
Net increase (decrease)                  190,592    $  4,104,907           (153,551)   $ (3,596,847)
                                        ========    =============           ========   ==============

                                                             SMALL CAP VALUE FUND
                                         ------------------------------------------------------------
                                                                 COMMON CLASS
                                         ------------------------------------------------------------
                                              FOR THE                              FOR THE
                                             YEAR ENDED                           YEAR ENDED
                                           OCTOBER 31, 2001                    OCTOBER 31, 2000
                                         -----------------------             ------------------------
                                         SHARES         VALUE                SHARES        VALUE
                                        --------    -------------           --------   --------------
Shares sold                              397,275    $  8,783,388              5,709    $    124,927
Shares exhanged due to merger          1,465,918      33,444,688                 --              --
Shares issued in reinvestment
  of dividends and distributions               1              15
Shares redeemed                         (412,055)     (9,044,812)            (1,051)        (22,662)
                                        --------    -------------           --------   --------------
Net increase                           1,451,139    $ 33,183,279              4,658    $    102,265
                                        ========    =============           ========   ==============

                                                             SMALL CAP VALUE FUND
                                         ------------------------------------------------------------
                                                                    CLASS A
                                         ------------------------------------------------------------
                                              FOR THE                              FOR THE
                                             YEAR ENDED                           YEAR ENDED
                                           OCTOBER 31, 2001                    OCTOBER 31, 2000
                                         -----------------------             ------------------------
                                         SHARES         VALUE                SHARES        VALUE
                                        --------    -------------           --------   --------------
Shares sold                            1,061,823    $  22,929,213            220,007    $   4,504,981
Shares issued in reinvestment
  of dividends and distributions       1,330,676       25,192,101            911,259       17,657,103
Shares redeemed                       (1,309,249)     (28,022,948)        (1,939,527)     (38,421,201)
                                        --------    -------------           --------   --------------
Net increase (decrease)                1,083,250    $  20,098,366           (808,261)   $ (16,259,117)
                                        ========    =============           ========   ==============

                                                             SMALL CAP VALUE FUND
                                         ------------------------------------------------------------
                                                                    CLASS B
                                         ------------------------------------------------------------
                                              FOR THE                              FOR THE
                                             YEAR ENDED                           YEAR ENDED
                                           OCTOBER 31, 2001                    OCTOBER 31, 2000
                                         -----------------------             ------------------------
                                         SHARES         VALUE                SHARES        VALUE
                                        --------    -------------           --------   --------------
Shares sold                               95,195    $  1,975,413             57,246    $   1,113,353
Shares issued in reinvestment
  of dividends and distributions         129,006       2,362,103             99,388        1,884,400
Shares redeemed                         (134,033)     (2,738,710)          (327,158)      (6,333,402)
                                        --------    -------------           --------   --------------
Net increase (decrease)                   90,168    $  1,598,806           (170,524)   $  (3,335,649)
                                        ========    =============           ========   ==============

                                                             SMALL CAP VALUE FUND
                                         ------------------------------------------------------------
                                                                    CLASS C
                                         ------------------------------------------------------------
                                              FOR THE                              FOR THE
                                             YEAR ENDED                           YEAR ENDED
                                           OCTOBER 31, 2001                    OCTOBER 31, 2000
                                         -----------------------             ------------------------
                                         SHARES         VALUE                SHARES        VALUE
                                        --------    -------------           --------   --------------
Shares sold                               66,176    $  1,395,453             10,020    $    214,880
Shares issued in reinvestment
  of dividends and distributions           2,190          40,191                 --              --
Shares redeemed                           (5,367)       (100,349)                --              --
                                        --------    -------------           --------   --------------
Net increase                              62,999    $  1,335,295             10,020    $    214,880
                                        ========    =============           ========   ==============

                                                               TECHNOLOGY FUND
                                         ------------------------------------------------------------
                                                                 COMMON CLASS
                                         ------------------------------------------------------------
                                              FOR THE                              FOR THE
                                             YEAR ENDED                           YEAR ENDED
                                           OCTOBER 31, 2001                    OCTOBER 31, 2000
                                         -----------------------             ------------------------
                                         SHARES         VALUE                SHARES        VALUE
                                        --------    -------------           --------   --------------
Shares sold                              980,628    $   7,578,975          3,245,020    $  44,571,558
Shares redeemed                       (1,499,815)     (12,117,827)        (1,003,373)     (13,836,940)
                                        --------    -------------           --------   --------------
Net increase (decrease)                 (519,187)   $  (4,538,852)         2,241,647    $  30,734,618
                                        ========    =============           ========   ==============

                                                               TECHNOLOGY FUND
                                         ------------------------------------------------------------
                                                                   CLASS A
                                         ------------------------------------------------------------
                                              FOR THE                              FOR THE
                                             YEAR ENDED                           YEAR ENDED
                                           OCTOBER 31, 2001                    OCTOBER 31, 2000
                                         -----------------------             ------------------------
                                         SHARES         VALUE                SHARES        VALUE
                                        --------    -------------           --------   --------------
Shares sold                              421,612    $   3,575,030            229,719    $   3,336,439
Shares redeemed                         (300,943)      (2,297,283)            (1,956)         (24,958)
                                        --------    -------------           --------   --------------
Net increase                             120,669    $   1,277,747            227,763    $   3,311,481
                                        ========    =============           ========   ==============

                                                               TECHNOLOGY FUND
                                         ------------------------------------------------------------
                                                                   CLASS B
                                         ------------------------------------------------------------
                                              FOR THE                              FOR THE
                                             YEAR ENDED                           YEAR ENDED
                                           OCTOBER 31, 2001                    OCTOBER 31, 2000
                                         -----------------------             ------------------------
                                         SHARES         VALUE                SHARES        VALUE
                                        --------    -------------           --------   --------------
Shares sold                               79,461    $    562,882             99,751    $   1,408,302
Shares redeemed                          (25,317)       (148,025)              (108)          (1,500)
                                        --------    -------------           --------   --------------
Net increase                              54,144    $    414,857             99,643    $   1,406,802
                                        ========    =============           ========   ==============

                                                               TECHNOLOGY FUND
                                         ------------------------------------------------------------
                                                                   CLASS C
                                         ------------------------------------------------------------
                                              FOR THE                              FOR THE
                                             YEAR ENDED                           YEAR ENDED
                                           OCTOBER 31, 2001                    OCTOBER 31, 2000
                                         -----------------------             ------------------------
                                         SHARES         VALUE                SHARES        VALUE
                                        --------    -------------           --------   --------------
Shares sold                               57,859    $    442,390             37,523     $    526,634
Shares redeemed                          (18,330)       (124,822)                --               --
                                        --------    -------------           --------   --------------
Net increase                              39,529    $    317,568             37,523     $    526,634
                                        ========    =============           ========   ==============

                                                               TECHNOLOGY FUND
                                         ------------------------------------------------------------
                                                                   CLASS D
                                         ------------------------------------------------------------
                                              FOR THE                              FOR THE
                                             YEAR ENDED                           YEAR ENDED
                                           OCTOBER 31, 2001                    OCTOBER 31, 2000
                                         -----------------------             ------------------------
                                         SHARES         VALUE                SHARES        VALUE
                                        --------    -------------           --------   --------------
Shares sold                            1,271,007    $   9,614,398            301,181    $   4,272,189
Shares redeemed                         (874,008)      (5,898,826)           (43,592)        (573,272)
                                        --------    -------------           --------   --------------
Net increase (decrease)                  396,999    $   3,715,572            257,589    $   3,698,917
                                        ========    =============           ========   ==============

                                                          GLOBAL POST-VENTURE CAPITAL
                                         ------------------------------------------------------------
                                                                 COMMON CLASS
                                         ------------------------------------------------------------
                                              FOR THE                              FOR THE
                                             YEAR ENDED                           YEAR ENDED
                                           OCTOBER 31, 2001                    OCTOBER 31, 2000
                                         -----------------------             ------------------------
                                         SHARES         VALUE                SHARES        VALUE
                                        --------    -------------           --------   --------------
Shares sold                            5,385,909    $ 106,536,802          9,113,501   $  273,832,742
Shares exchanged due to merger                --               --          2,547,701       85,282,770
Shares issued in reinvestment
  of distributions                            --               --             67,715        1,654,263
Shares redeemed                       (6,640,566)    (125,249,330)        (4,450,270)    (133,359,377)
                                        --------    -------------           --------   --------------
Net increase (decrease)               (1,254,657)   $ (18,712,528)         7,278,647   $  227,410,398
                                        ========    =============           ========   ==============

                                                      GLOBAL POST-VENTURE CAPITAL
                                       ----------------------------------------------------------
                                                             ADVISOR CLASS
                                       ----------------------------------------------------------
                                              FOR THE                            FOR THE
                                             YEAR ENDED                        YEAR ENDED
                                          OCTOBER 31, 2001                  OCTOBER 31, 2000
                                       -------------------------        -------------------------
                                        SHARES         VALUE             SHARES          VALUE
                                       ---------  --------------        -----------  ------------
Shares sold                             510,011   $   9,108,888            225,968   $  6,738,875
Shares exchanged due to merger               --              --            157,637      5,226,453
Shares issued in reinvestment
  of distributions                           --              --                 92          2,232
Shares redeemed                        (627,955)    (10,914,695)           (71,708)    (2,130,693)
                                       --------   -------------            -------   ------------
Net increase (decrease)                (117,944)  $  (1,805,807)           311,989   $  9,836,867
                                       ========   =============            =======   ============

                                                      GLOBAL POST-VENTURE CAPITAL
                                       ----------------------------------------------------------
                                               CLASS A                           CLASS B
                                       ----------------------------------------------------------
                                              FOR THE                            FOR THE
                                             YEAR ENDED                        YEAR ENDED
                                          OCTOBER 31, 2001                  OCTOBER 31, 2000
                                       -------------------------        -------------------------
                                        SHARES         VALUE             SHARES          VALUE
                                       ---------  --------------        -----------  ------------
Shares sold                                67       $   1,142                 67       $  1,150
                                       ------       ---------           --------       --------
Net increase                               67       $   1,142                 67       $  1,150
                                       ======       =========           ========       ========

                                     GLOBAL POST-VENTURE CAPITAL
                                     ----------------------------
                                               CLASS C
                                     ----------------------------
                                              FOR THE
                                             YEAR ENDED
                                          OCTOBER 31, 2001
                                     ----------------------------
                                        SHARES         VALUE
                                     ------------   -------------
Shares sold                               2,861     $    42,025
                                       --------     -----------
Net increase                              2,861     $    42,025
                                       ========     ===========

                                                             INTERNATIONAL
                                      ----------------------------------------------------------
                                                             COMMON CLASS
                                      ----------------------------------------------------------
                                              FOR THE                            FOR THE
                                             YEAR ENDED                        YEAR ENDED
                                          OCTOBER 31, 2001                  OCTOBER 31, 2000
                                       -------------------------        -------------------------
                                        SHARES         VALUE             SHARES          VALUE
                                       ---------  --------------        -----------  ------------
Shares sold                             158,124     $ 1,689,713             13,473    $  69,837
Shares issued in reinvestment
  of distributions                            1               6                 --           --
Shares redeemed                        (148,113)     (1,600,488)            (2,037)     (23,981)
                                       --------     -----------             ------    ---------
Net increase                             10,012     $    89,231             11,436    $  45,856
                                       ========     ===========             ======    =========

                                                             INTERNATIONAL
                                     -------------------------------------------------------------
                                                                CLASS A
                                     -------------------------------------------------------------
                                              FOR THE                            FOR THE
                                             YEAR ENDED                        YEAR ENDED
                                          OCTOBER 31, 2001                  OCTOBER 31, 2000
                                     --------------------------       ----------------------------
                                        SHARES         VALUE             SHARES          VALUE
                                     ----------- --------------       ------------  --------------
Shares sold                           3,193,475  $   33,731,464          6,796,992  $  88,797,638
Shares issued in reinvestment
  of distributions                      282,477       3,093,124            472,799      5,990,357
Shares redeemed                      (4,753,159)    (50,032,264)        (6,314,145)   (82,923,347)
                                     ----------  --------------       ------------  -------------
Net increase (decrease)              (1,277,207) $  (13,207,676)           955,646  $  11,864,648
                                     ==========  ==============       ============  =============


                                                             INTERNATIONAL
                                     -------------------------------------------------------------
                                                                CLASS B
                                     -------------------------------------------------------------
                                              FOR THE                            FOR THE
                                             YEAR ENDED                        YEAR ENDED
                                          OCTOBER 31, 2001                  OCTOBER 31, 2000
                                     --------------------------       ----------------------------
                                        SHARES         VALUE             SHARES          VALUE
                                     ----------- --------------       ------------  --------------
Shares sold                              43,363  $      394,883            101,412   $  1,330,439
Shares issued in reinvestment
  of distributions                       31,241         327,721             57,330        704,010
Shares redeemed                        (160,159)     (1,520,188)          (124,475)    (1,616,495)
                                     ----------  --------------       ------------  -------------
Net increase (decrease)                 (85,555) $     (797,584)            34,267   $    417,954
                                     ==========  ==============       ============  =============

                                                             INTERNATIONAL
                                     -------------------------------------------------------------
                                                                CLASS C
                                     -------------------------------------------------------------
                                              FOR THE                            FOR THE
                                             YEAR ENDED                        YEAR ENDED
                                          OCTOBER 31, 2001                  OCTOBER 31, 2000
                                     --------------------------       ----------------------------
                                        SHARES         VALUE             SHARES          VALUE
                                     ----------- --------------       ------------  --------------
Shares sold                              24,303   $     237,603             12,162   $     51,084
Shares issued in reinvestment
  of distributions                        1,200          12,608                 --             --
Shares redeemed                         (16,407)       (144,559)                --             --
                                     ----------  --------------       ------------  -------------
Net increase                              9,096   $     105,652             12,162   $     51,084
                                     ==========  ==============       ============  =============

                                                              INTERNATIONAL
                                     -------------------------------------------------------------
                                                                CLASS D
                                     -------------------------------------------------------------
                                              FOR THE                            FOR THE
                                             YEAR ENDED                        YEAR ENDED
                                          OCTOBER 31, 2001                  OCTOBER 31, 2000
                                     --------------------------       ----------------------------
                                        SHARES         VALUE             SHARES          VALUE
                                     ----------- --------------       ------------  --------------
Shares sold                              78,549   $     837,402            447,723   $  6,062,902
Shares issued in reinvestment
  of distributions                       27,319         300,508             21,021        266,755
Shares redeemed                        (133,183)     (1,348,991)          (190,108)    (2,533,295)
                                     ----------   -------------       ------------  -------------
Net increase (decrease)                 (27,315)  $    (211,081)           278,636  $   3,796,362
                                     ==========   =============       ============  =============

                                                           FIXED INCOME FUND
                                     -------------------------------------------------------------
                                                             COMMON CLASS
                                     -------------------------------------------------------------
                                              FOR THE                            FOR THE
                                             YEAR ENDED                        YEAR ENDED
                                          OCTOBER 31, 2001                  OCTOBER 31, 2000
                                     --------------------------       ----------------------------
                                        SHARES         VALUE             SHARES          VALUE
                                     ----------- --------------       ------------  --------------
Shares sold                          25,561,666   $ 259,862,002         19,421,025   $189,250,352
Shares exhanged due to merger         9,206,012      93,717,204                 --             --
Shares issued in reinvestment
  of distributions                    2,045,797      20,787,938          1,964,108     19,106,111
Shares redeemed                     (35,301,525)   (359,565,867)       (30,277,964)  (295,032,990)
                                    -----------    ------------        -----------   ------------
Net increase (decrease)               1,511,950   $  14,801,277         (8,892,831)  $(86,676,527)
                                    ===========    ============        ===========   ============

                                                           FIXED INCOME FUND
                                    -------------------------------------------------------------
                                                             ADVISOR CLASS
                                    -------------------------------------------------------------
                                              FOR THE                            FOR THE
                                             YEAR ENDED                        YEAR ENDED
                                          OCTOBER 31, 2001                  OCTOBER 31, 2000
                                    --------------------------       ----------------------------
                                        SHARES        VALUE             SHARES          VALUE
                                    -----------   ------------       ------------    ------------
Shares sold                             414,413   $   4,232,335             88,976   $    867,108
Shares exhanged due to merger         3,889,274      39,592,807                 --             --
Shares issued in reinvestment
  of distributions                      124,945       1,273,972             42,960        417,711
Shares redeemed                        (997,897)    (10,168,343)          (125,800)    (1,226,086)
                                    -----------    ------------        -----------   ------------
Net increase                          3,430,735   $  34,930,771              6,136   $     58,733
                                    ===========    ============        ===========   ============

                                                           FIXED INCOME FUND
                                    -------------------------------------------------------------
                                              CLASS A                            CLASS B
                                    -------------------------------------------------------------
                                              FOR THE                            FOR THE
                                             YEAR ENDED                        YEAR ENDED
                                          OCTOBER 31, 2001                  OCTOBER 31, 2000
                                    --------------------------       ----------------------------
                                        SHARES        VALUE             SHARES          VALUE
                                    -----------   ------------       ------------    ------------
Shares sold                            43,442       $ 444,863            106,093     $  1,085,244
Shares issued in reinvestment
  of distributions                        109           1,119               264             2,713
Shares redeemed                        (4,284)        (43,949)           (5,332)          (54,862)
                                    ----------    ------------        -----------    ------------
Net increase                           39,267       $ 402,033           101,025      $  1,033,095
                                    ==========    ============        ===========    ============

                                           FIXED INCOME FUND
                                     ----------------------------
                                               CLASS C
                                     ----------------------------
                                               FOR THE
                                              YEAR ENDED
                                           OCTOBER 31, 2001
                                     ----------------------------
                                        SHARES         VALUE
                                     ------------   -------------
Shares sold                              28,430       $ 291,194
Shares issued in reinvestment
  of distributions                          211           2,177
                                         ------       ---------
Net increase                             28,641       $ 293,371
                                         ======       =========

                                                           HIGH INCOME FUND
                                      -----------------------------------------------------------
                                                             COMMON CLASS
                                      -----------------------------------------------------------
                                              FOR THE                            FOR THE
                                             YEAR ENDED                        YEAR ENDED
                                          OCTOBER 31, 2001                  OCTOBER 31, 2000
                                      -------------------------         -------------------------
                                        SHARES        VALUE              SHARES         VALUE
                                      -----------  ------------         ----------   ------------
Shares sold                              75,649    $    642,486            173,806   $  1,579,027
Shares issued in reinvestment
  of distributions                        8,579          29,839                  1              2
Shares redeemed                         (20,068)       (172,116)          (157,691)    (1,398,719)
                                      -----------  ------------         ----------   ------------
Net increase                             64,160    $    500,209             16,116   $    180,310
                                      ===========  ============         ==========   ============

                                                           HIGH INCOME FUND
                                      -----------------------------------------------------------
                                                                CLASS A
                                      -----------------------------------------------------------
                                              FOR THE                            FOR THE
                                             YEAR ENDED                        YEAR ENDED
                                          OCTOBER 31, 2001                  OCTOBER 31, 2000
                                      -------------------------         -------------------------
                                        SHARES        VALUE              SHARES         VALUE
                                      -----------  ------------         ----------   ------------
Shares sold                             197,530    $  1,733,956            223,661   $  2,151,376
Shares issued in reinvestment
  of distributions                       57,078         483,487             69,212        649,902
Shares redeemed                        (358,494)     (3,056,989)          (152,603)    (1,455,897)
                                      -----------  ------------         ----------   ------------
Net increase (decrease)                (103,886)   $   (839,546)           140,270   $  1,345,381
                                      ===========  ============         ==========   ============

                                                           HIGH INCOME FUND
                                      -----------------------------------------------------------
                                                                CLASS B
                                      -----------------------------------------------------------
                                              FOR THE                            FOR THE
                                             YEAR ENDED                        YEAR ENDED
                                          OCTOBER 31, 2001                  OCTOBER 31, 2000
                                      -------------------------         -------------------------
                                        SHARES        VALUE              SHARES         VALUE
                                      -----------  ------------         ----------   ------------
Shares sold                              69,009    $    580,160             96,854    $   930,638
Shares issued in reinvestment
  of distributions                        7,780          65,742             10,360         97,280
Shares redeemed                         (17,677)       (147,359)          (106,669)    (1,012,257)
                                      -----------  ------------         ----------   ------------
Net increase                             59,112    $    498,543                545    $    15,661
                                      ===========  ============         ==========   ============

                                                           HIGH INCOME FUND
                                      -----------------------------------------------------------
                                                                CLASS C
                                      -----------------------------------------------------------
                                              FOR THE                            FOR THE
                                             YEAR ENDED                        YEAR ENDED
                                          OCTOBER 31, 2001                  OCTOBER 31, 2000
                                      -------------------------         -------------------------
                                        SHARES        VALUE              SHARES         VALUE
                                      -----------  ------------         ----------   ------------
Shares sold                              78,836     $   670,108              8,900    $    81,668
Shares issued in reinvestment
  of distributions                        1,822          15,106                 83            729
Shares redeemed                         (11,455)        (96,373)                --             --
                                      -----------  ------------         ----------   ------------
Net increase                             69,203     $   588,841              8,983    $    82,397
                                      ===========  ============         ==========   ============

                                                          HIGH INCOME FUND
                                      -----------------------------------------------------------
                                                                CLASS D
                                      -----------------------------------------------------------
                                              FOR THE                            FOR THE
                                             YEAR ENDED                        YEAR ENDED
                                          OCTOBER 31, 2001                  OCTOBER 31, 2000
                                      -------------------------         -------------------------
                                        SHARES        VALUE              SHARES         VALUE
                                      -----------  ------------         ----------   ------------
Shares sold                             101,702     $   880,680            128,646    $ 1,221,941
Shares issued in reinvestment
  of distributions                       20,010         170,298             14,720        136,886
Shares redeemed                        (107,858)       (934,312)           (67,043)      (635,769)
                                      -----------  ------------         ----------   ------------
Net increase                             13,854     $   116,666             76,323    $   723,058
                                      ===========  ============         ==========   ============

NOTE 6. FUTURES CONTRACTS

   Each Fund may enter into futures contracts to the extent permitted by its investment policies and objectives. Upon entering into a futures contract, a Fund is required to make a deposit of an initial margin with its custodian in a segregated account. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying instrument, are made or received by a Fund each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and a Fund's basis in the contract. Risks of entering into futures contracts for hedging purposes include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, the purchase of a futures contract involves the risk that a Fund could lose more than the original margin deposit and subsequent payments required for a futures transaction. At October 31, 2001, Fixed Income had the following open futures contracts:

                                                 NUMBER OF     EXPIRATION     CONTRACT       CONTRACT    UNREALIZED
FUTURES CONTRACTS                                CONTRACTS        DATE          AMOUNT         VALUE     GAIN/(LOSS)
-----------------                                ---------     ----------     --------       --------    -----------

    U.S. Treasury 10 Year Note Futures              164        12/19/01       17,654,578     18,288,562       633,984
    U.S. Treasury 5 Year Note Futures              (304)       12/19/01      (32,836,578)   (33,397,249)     (560,731)
    U.S. Treasury 2 Year Note Futures              (239)       12/27/01      (49,551,047)   (50,716,547)   (1,165,500)
    U.S. Treasury Long Bond Futures                 (19)       12/19/01       (2,034,312)    (2,098,312)      (64,000)
                                                                            ------------   ------------   -----------
                                                                            $(66,767,359)  $(67,923,546)  $(1,156,247)
                                                                            ============   ============   ===========

NOTE 7. TBA PURCHASE COMMITMENTS

    The Funds may enter into "TBA" (to be announced) purchase commitments to purchase securities for a fixed price at a future date, typically not exceeding 45 days. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date. This risk is in addition to the risk of decline in each Fund's other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under "Security Valuation" above.

NOTE 8. CAPITAL LOSS CARRYOVER

   At October 31, 2001, capital loss carryovers available to offset possible future capital gains of the Funds were as follows:

                                                      CAPITAL LOSS  CARRYOVER EXPIRES IN    TOTAL CAPITAL
FUND                                                      2008             2009             LOSS CARRYOVER
----                                                      ----             ----             --------------
Blue Chip                                             $       --         $ 1,435,984         $ 1,435,984
Technology                                             1,947,668          11,289,595          13,237,263
Global Post-Venture Capital                            3,266,167          64,511,245          67,777,412
International                                                 --           2,621,384           2,621,384
Fixed Income                                           1,703,550                  --           1,703,550
High Income                                              404,247           1,363,861           1,768,108

NOTE 9. SUBSEQUENT EVENTS

   On November 12, 2001, the Board of Directors of the Funds approved, subject to shareholder approval, proposed reorganizations (the "Reorganizations"). If the Reorganizations are completed, each shareholder of Technology would become a shareholder of the Credit Suisse Global Technology Fund (the "Acquiring Fund"), and would receive on a tax-free basis shares of the Acquiring Fund with the same net asset value as the Fund. The Reorganizations are subject to the approval of the Fund's shareholders. Proxy material describing the proposed Reorganizations will be mailed to the shareholders of the Fund in anticipation of the special meetings of the shareholders to be held at a later date.

CREDIT SUISSE FUNDS
REPORT OF INDEPENDENT ACCOUNTANTS

     To the Board of Directors and the Class A, B, and C Shareholders of

     Credit Suisse Blue Chip Fund;
     Credit Suisse Large Cap Value Fund;
     Credit Suisse Small Cap Value Fund;
     Credit Suisse Technology Fund;
     Credit Suisse Global Post-Venture Capital Fund, Inc.;
     Credit Suisse International Fund;
     Credit Suisse Fixed Income Fund, Inc.;
     Credit Suisse High Income Fund:

     In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Credit Suisse Blue Chip Fund, Credit Suisse Large Cap Value Fund and Credit Suisse Small Cap Value Fund (formerly known as, respectively, DLJ Core Equity Fund, DLJ Growth and Income Fund and DLJ Small Company Value Fund) (constituting the Credit Suisse Capital Funds, formerly known as DLJ Focus Funds), Credit Suisse International Fund, Credit Suisse High Income Fund (formerly known as, respectively, DLJ International Equity Fund and DLJ High Income Fund) (two of the funds comprising Credit Suisse Opportunity Funds, formerly known as DLJ Opportunity Funds), Credit Suisse Technology Fund (formerly known as DLJ Technology Fund) (constituting the Credit Suisse Select Funds, formerly known as DLJ Select Funds), Credit Suisse Global Post-Venture Capital Fund, Inc. and Credit Suisse Fixed Income Fund, Inc. (all funds collectively referred to as the "Funds") at October 31, 2001, the results of each of their operations for the year then ended, the changes in each of their net assets for the year then ended (for Credit Suisse Blue Chip Fund, Credit Suisse Large Cap Value Fund, Credit Suisse Small Cap Value Fund, Credit Suisse International Fund, Credit Suisse High Income Fund and Credit Suisse Technology Fund) and for the two years (or periods) in the period then ended (for Credit Suisse Global Post-Venture Capital Fund, Inc. and Credit Suisse Fixed Income Fund, Inc.) and the financial highlights for the year then ended (for Credit Suisse Blue Chip Fund, Credit Suisse Large Cap Value Fund, Credit Suisse Small Cap Value Fund, Credit Suisse International Fund, Credit Suisse High Income Fund and Credit Suisse Technology
Fund) and each of the years (or periods) presented (for Credit Suisse Global Post-Venture Capital Fund, Inc. and Credit Suisse Fixed Income Fund, Inc.) (financial highlights for the Common and D Classes of Credit Suisse Blue Chip Fund, the Common and D Classes of Credit Suisse Large Cap Value Fund, the Common Class of Credit Suisse Small Cap Value Fund, the Common and D Classes of Credit Suisse International Fund, the Common and D Classes of Credit Suisse High Income

Fund, the Common and D Classes of Credit Suisse Technology Fund, the Common and Advisor Classes of Credit Suisse Global Post-Venture Capital Fund, Inc. and the Common and Advisor Classes of Credit Suisse Fixed Income Fund, Inc. are presented in separate reports), in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2001 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The statements of changes in net assets and financial highlights of Credit Suisse Blue Chip Fund, Credit Suisse Large Cap Value Fund, Credit Suisse Small Cap Value Fund, Credit Suisse International Fund, Credit Suisse High Income Fund and Credit Suisse Technology Fund for each of the periods presented in the period ended October 31, 2000 were audited by other independent accountants, whose report dated December 20, 2000 expressed an unqualified opinion on those statements.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 17, 2001

CREDIT SUISSE FUNDS
SPECIAL SHAREHOLDER MEETING RESULTS (UNAUDITED)
October 31, 2001

     A Special Meeting of shareholders of the Credit Suisse Opportunity Funds (the "Fund") was held at 466 Lexington Avenue, 16th Floor, New York, New York 10017, on Friday March 23, 2001, at 11:00A.M. The following matters were voted upon by the shareholders of the series of the Fund and the results are presented below. Shares delivered not voted are not included in the totals for each proposal.

   To approve the new investment advisory agreement for High Income and
International:

                                                             % OF TOTAL            % OF TOTAL
            HIGH INCOME FUND                   SHARES    SHARES OUTSTANDING       SHARES VOTED
            ----------------                   ------    ------------------       ------------
            For                                937,810            61.8%                90.9%
            Against                                257            0.02%                0.02%
            Abstain                             12,544             0.8%                 1.2%

                                                             % OF TOTAL            % OF TOTAL
            INTERNATIONAL FUND                 SHARES    SHARES OUTSTANDING       SHARES VOTED
            ----------------                   ------    ------------------       ------------
            For                              3,327,748            64.4%                90.9%
            Against                             18,731             0.4%                 0.5%
            Abstain                             29,118             0.8%                 0.8%

   The election of trustees to the Credit Suisse Opportunity Funds, including votes cast by shareholders of the Credit Suisse Warburg Pincus Developing Markets Fund:

                                                                      FOR         WITHHELD
                                                                      ---         --------
            Richard H. Francis                                    96,353,178     3,519,623
            Jack W. Fritz                                         96,353,178     3,519,623
            Jeffrey E. Garten                                     95,353,179     3,519,623
            Peter F. Krogh                                        92,735,382     7,137,420
            James S. Pasman                                       96,353,179     3,519,623
            William W. Priest                                     96,353,179     3,519,623
            Steven N. Rappaport                                   92,735,382     7,137,420


                                                TOTAL ELIGIBLE  TOTAL SHARES        % OF SHARES
                                                   SHARES          VOTED               VOTED
                                                --------------  ------------        -----------
            High Income Fund                       1,517,355      1,031,214             68.0%
            International Equity II Fund           5,164,754      3,659,674             70.8%

   A Special Meeting of shareholders of the Credit Suisse Select Funds (the "Fund") was held at 466 Lexington Avenue, 16th Floor, New York, New York 10017, on Friday March 23, 2001, at 11:00A.M. The following matters were voted upon by the shareholders of the series of the Fund and the results are presented below. Shares delivered not voted are not included in the totals for each proposal.

     To approve the new investment advisory agreement for each series of the
Fund:

                                                             % OF TOTAL            % OF TOTAL
            TECHNOLOGY FUND                    SHARES    SHARES OUTSTANDING       SHARES VOTED
            ---------------                    ------    ------------------       ------------
            For                              1,209,066            39.6%                78.7%
            Against                             45,009             1.5%                 2.9%
            Abstain                             36,213             1.2%                 2.4%

     The election of trustees to the Credit Suisse Select Funds, including votes cast by shareholders of the Credit Suisse Warburg Pincus Strategic Growth Fund:

                                                                      FOR         WITHHELD
                                                                      ---         --------
            Richard H. Francis                                     1,880,434        88,071
            Jack W. Fritz                                          1,880,434        88,071
            Jeffrey E. Garten                                      1,880,434        88,071
            Peter F. Krogh                                         1,880,434        88,071
            James S. Pasman                                        1,880,434        88,071
            William W. Priest                                      1,880,434        88,071
            Steven N. Rappaport                                    1,880,434        88,071

                                                TOTAL ELIGIBLE  TOTAL SHARES        % OF SHARES
                                                   SHARES          VOTED               VOTED
                                                --------------  ------------        -----------
            Technology Fund                        3,050,882      1,536,336             50.4%

     A Special Meeting of shareholders of the Credit Suisse Capital Funds (the "Fund") was held at 466 Lexington Avenue, 16th Floor, New York, New York 10017, on Friday March 23, 2001, at 11:00 A.M. The following matters were voted upon by the shareholders of the series of the Fund and the results are presented below. Shares delivered not voted are not included in the totals for each proposal.

     To approve the new investment advisory agreement for each series of the
Fund:

                                                             % OF TOTAL            % OF TOTAL
            BLUE CHIP FUND                     SHARES    SHARES OUTSTANDING       SHARES VOTED
            --------------                     ------    ------------------       ------------
            For                              4,732,573            41.1%                72.4%
            Against                            114,694             1.0%                 1.8%
            Abstain                            154,532             1.3%                 2.4%

            SMALL CAP                                        % OF TOTAL            % OF TOTAL
            VALUE FUND                         SHARES    SHARES OUTSTANDING       SHARES VOTED
            --------------                     ------    ------------------       ------------
            For                              5,375,075            50.1%                89.7%
            Against                            105,879             1.0%                 1.8%
            Abstain                            117,159             1.1%                 2.0%

            LARGE CAP                                        % OF TOTAL            % OF TOTAL
            VALUE FUND                         SHARES    SHARES OUTSTANDING       SHARES VOTED
            --------------                     ------    ------------------       ------------
            For                              5,660,439            50.1%                75.8%
            Against                            177,619             1.6%                 2.4%
            Abstain                            211,322             1.9%                 2.8%

     The election of trustees to the Credit Suisse Capital Funds, including votes cast by shareholders of the Credit Suisse Warburg Pincus Fixed Income II Fund and Credit Suisse Warburg Pincus Municipal Trust:

                                                                      FOR         WITHHELD
                                                                      ---         --------
            Richard H. Francis                                    29,331,400       759,458
            Jack W. Fritz                                         29,330,481       760,377
            Jeffrey E. Garten                                     29,343,196       747,662
            Peter F. Krogh                                        29,403,924       686,934
            James S. Pasman                                       29,331,286       673,571
            William W. Priest                                     29,341,660       749,197
            Steven N. Rappaport                                   29,331,850       759,007

                                                TOTAL ELIGIBLE  TOTAL SHARES        % OF SHARES
                                                   SHARES          VOTED               VOTED
                                                --------------  ------------        -----------
            Blue Chip Fund                        11,501,814      6,536,222             56.8%
            Small Cap Value Fund                  10,609,482      5,990,424             56.5%
            Large Cap Value Fund                  11,131,155      7,468,410             67.1%

     A special meeting of shareholders of the Credit Suisse Warburg Pincus Small Company Value II Fund (the "Small Company Value II Fund") was held on May 25, 2001. The following matter was voted upon by the shareholders and the resulting votes are presented below:

     To approve the Agreement and Plan of Reorganization, dated March 15, 2001, providing that (1) the Small Company Value II Fund would transfer to Credit Suisse Small Cap Value Fund (the "Small Cap Value Fund") all or substantially all of the Small Company Value II Fund's assets in exchange for shares of the Small Cap Value Fund and the assumption by the Small Cap Value Fund of the Small Company Value II Fund's Liabilities, (2) such shares of the Small Cap Value Fund would be distributed to the shareholders of the Small Company Value II Fund in liquidation of the Small Company Value II Fund, and
(3) the Small Company Value II Fund would subsequently be terminated.

            For                                                    1,042,238.674       (50.19%)
            Against                                                   34,051.254        (1.61%)
            Abstain                                                   41,736.948        (2.01%)

     The agreement and Plan of Reorganization was subsequently implemented as of the close of business on June 8, 2001.

CREDIT SUISSE FUNDS
SHAREHOLDER TAX INFORMATION (UNAUDITED)

     Each Fund is required by Subchapter M of the Code to advise its shareholders within 60 days of each Fund's fiscal year end as the U.S. federal tax status of dividends and distributions received by the Fund's shareholders in respect of such fiscal year. During the fiscal year ended October 31, 2001, the following dividends and distributions per share were paid by each of the Funds:

                                             ORDINARY       LONG-TERM         % OF ORDINARY INCOME
                                             INCOME       CAPITAL GAINS        DIVIDEND QUALIFYING FOR
              FUND                           PER SHARE      PER SHARE        DIVIDEND RECEIVED DEDUCTION(1)
              ----                           ---------      ---------        ----------------------------
              PAYMENT DATE:                   11/13/00       11/13/00
                                              --------       --------
            International                                                                NA
              Common Shares                     $0.4180         $0.3500
              Class A Shares                     0.4180          0.3500
              Class B Shares                     0.4180          0.3500
              Class C Shares                     0.4180          0.3500
              Class D Shares                     0.4180          0.3500

            Small Cap Value                                                              NA
              Common Shares                     $0.8550         $2.3600
              Class A Shares                     0.8550          2.3600
              Class B Shares                     0.8550          2.3600
              Class C Shares                     0.8550          2.3600

              PAYMENT DATE:                     12/28/00
                                                --------
            Blue Chip                                                                    NA
              Common Shares                          --         $0.9500
              Class A Shares                         --          0.9500
              Class B Shares                         --          0.9500
              Class C Shares                         --          0.9500
              Class D Shares                         --          0.9500

            Large Cap Value                                                              NA
              Common Shares                     $0.0450         $2.1300
              Class A Shares                     0.0400          2.1300
              Class B Shares                     0.0100          2.1300
              Class C Shares                     0.0100          2.1300
              Class D Shares                     0.0550          2.1300

            Small Cap Value                                                              NA
              Common Shares                     $0.0900              --
              Class A Shares                     0.0420              --
              Class B Shares                         --              --
              Class C Shares                     0.0500              --


                                             ORDINARY       LONG-TERM         % OF ORDINARY INCOME
                                             INCOME       CAPITAL GAINS        DIVIDEND QUALIFYING FOR
              FUND                           PER SHARE      PER SHARE        DIVIDEND RECEIVED DEDUCTION(1)
              ----                           ---------      ---------        ----------------------------
              PAYMENT DATES:                  MONTHLY
                                              -------
            Fixed Income                                                             9.00%
              Common Shares                     $0.1169           --
              Advisor Shares                     0.1128           --
              Class A Shares                         --           --
              Class B Shares                         --           --
              Class C Shares                         --           --

            High Income                                                               NA
              Common Shares                      0.1446           --
              Class A Shares                     0.1446           --
              Class B Shares                     0.1339           --
              Class C Shares                     0.1340           --
              Class D Shares                     0.1481           --


   The above information was provided to calendar year taxpayers on Form
1099-DIV mailed in January of 2001.

              PAYMENT DATES:      03/30/01, 06/29/01, 0928/01
                                  ---------------------------
            Large Cap Value                                                           NA
              Common Shares                     $0.1645            --
              Class A Shares                     0.1544            --
              Class B Shares                     0.0366            --
              Class C Shares                     0.0578            --
              Class D Shares                     0.1943            --

              PAYMENT DATES:                MONTHLY
                                            -------
            Fixed Income                                                             0.47%
              Common Shares                     $0.5271            --
              Advisor Shares                     0.5063            --
              Class A Shares                     0.1469            --
              Class B Shares                     0.1299            --
              Class C Shares                     0.1225            --

            High Income                                                                NA
              Common Shares                      0.7144            --
              Class A Shares                     0.7155            --
              Class B Shares                     0.6619            --
              Class C Shares                     0.6620            --
              Class D Shares                     0.7319            --

     Because the fiscal year of the Funds is not a calendar year, another notification will be sent with respect to calendar year 2001. The second notification, which will reflect the amount to be used by calendar year taxpayers on their U.S. federal income tax returns, will be made in conjunction with Form 1099-DIV and will be mailed in January 2002.

(1)  Available to Corporate Shareholders only.

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